UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA 90067-6022
(Address of principal executive offices)  (Zip code)

John T. Genoy
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311
(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31
Date of reporting period: April 30, 2008

SUNAMERICA SERIES TRUST
CASH MANAGEMENT PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Short-Term Investment Securities — 100.0%	Principal Amount	Market Value (Note 1)

ASSET-BACKED COMMERCIAL PAPER — 60.9%
Amstel Funding Corp 3.33% due 05/02/08*	$15,000,000	$14,998,612
CAFCO LLC 2.82% due 06/13/08*	10,000,000	9,966,317
Cancara Asset Security LLC 2.85% due 07/07/08*	30,000,000	29,826,900
Ciesco LLC 2.80% due 05/13/08*	16,000,000	15,985,067
Clipper Receivables Co. LLC 2.82% due 06/12/08*	20,000,000	19,934,200
CRC Funding LLC 2.82% due 06/13/08*	10,000,000	9,966,317
FCAR Owner Trust 2.85% due 06/27/08*	25,000,000	24,887,187
FCAR Owner Trust 3.00% due 07/15/08*	16,000,000	15,896,800
Galaxy Funding, Inc. 3.35% due 05/08/08*	17,070,000	17,058,881
Gotham Funding Corp. 2.87% due 06/26/08*	15,000,000	14,933,033
Govco LLC 3.00% due 06/24/08*	20,000,000	19,910,000
Grampian Funding, Ltd. 3.77% due 07/11/08*	15,000,000	14,908,050
Jupiter Security Co. LLC 2.70% due 05/14/08*	16,000,000	15,984,400
Jupiter Security Co. LLC 2.70% due 07/07/08*	10,000,000	9,941,800
Lake Constance Funding LLC 3.25% due 05/15/08*	15,000,000	14,981,042
New Center Asset Trust 3.43% due 05/02/08	15,000,000	14,998,571
Park Avenue Receivables Corp. 2.80% due 05/27/08*	18,336,000	18,298,920
Scaldis Capital LLC 2.88% due 07/02/08*	20,000,000	19,892,800
Sheffield Receivables 2.73% due 07/10/08*	15,000,000	14,909,400
Solitaire Funding LLC 3.00% due 05/27/08*	15,000,000	14,967,500
Surrey Funding Corp. 3.10% due 05/28/08*	10,000,000	9,976,750
Thames Asset Global Securitization, Inc. 3.00% due 05/19/08*	11,000,000	10,983,500
Victory Receivables Corp. 2.89% due 05/19/08*	16,000,000	15,976,880

TOTAL ASSET-BACKED COMMERCIAL PAPER (cost $369,237,352)		369,182,927

CERTIFICATES OF DEPOSIT — 0.4%
Florabama Properties LLC Series 2002 (LOC-South Trust Bank) 3.93% due 05/02/08(1)(2)	2,180,000	2,180,000

COMMERCIAL PAPER — 8.9%
Citigroup Funding, Inc. 2.98% due 06/12/08	15,000,000	14,947,850
Citigroup Funding, Inc. 3.23% due 05/13/08	10,000,000	9,989,250
General Electric Capital Corp. 2.63% due 06/10/08	17,000,000	16,950,322
General Electric Capital Corp. 2.82% due 09/23/08	12,000,000	11,856,120

TOTAL COMMERCIAL PAPER (cost $53,751,122)		53,743,542

CORPORATE NOTES — 6.8%
Asscher Finance Corp. Notes 5.50% due 07/16/08*(6)	4,412,000	4,408,735
Issuer Entity LLC 2.70% due 10/30/08*(2)(4)(8)(10)	8,193,904	5,348,161
JPMorgan Chase & Co. Notes 2.73% due 09/11/08(3)	20,000,000	19,983,600
Merrill Lynch & Co., Inc. Senior Notes 2.89% due 12/17/08(3)	3,250,000	3,211,650
Cheyne Finance LLC Notes 4.82% due 01/25/08*(2)(3)(4)(5)(6)(7)	4,483,387	3,497,393
Cheyne Finance LLC Notes 4.83% due 10/25/07*(2)(3)(4)(5)(6)(7)	6,521,185	5,086,525

TOTAL CORPORATE NOTES (cost $46,861,853)		41,536,064

SOVEREIGN AGENCY — 20.5%
Federal Home Loan Bank Discount Notes 1.75% due 05/01/08	93,052,000	93,052,000
Federal Home Loan Bank Discount Notes 2.04% due 06/25/08	31,000,000	30,903,383

TOTAL SOVEREIGN AGENCY (cost $123,955,383)		123,955,383

U.S. MUNICIPAL BONDS & NOTES — 2.5%
Texas State Veterans Housing (LOC — Dexia Credit Local) 2.85% due 05/07/08(1)	5,220,000	5,220,000
Texas State Veterans Housing Class B-2 3.00% due 05/07/08(1)	10,000,000	10,000,000

TOTAL U.S. MUNICIPAL BONDS & NOTES (cost $15,220,000)		15,220,000

TOTAL SHORT-TERM INVESTMENT SECURITIES — 100.0% (cost $611,205,710)		605,817,916

TOTAL INVESTMENTS — (cost $611,205,710) (9)	100.0%	605,817,916
Other assets less liabilities	0.0	162,091

NET ASSETS	100.0%	$605,980,007

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2008, the aggregate value of these securities was $372,525,170 representing 61.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Variable Rate Security — the rate reflected is as of April 30, 2008, maturity date reflects next reset date.

(2)	Fair valued security; see Note 1

(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2008.

(4)	Illiquid security

(5)	Security in default

(6)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(7)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. According to additional public reports, as of June 18, 2008, the Receiver is in the process of negotiating a refinancing of SIV Portfolio or a sale of its assets, however, there can be no assurance that such a transaction will be consummated. Any such transaction may impact the nature and amount of principal and interest payable to the Portfolio.

(8)	The secured liquidity notes (“SLNs”) issued by the Ottimo Funding Ltd. (“Ottimo”) and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the “New Notes”) issued by a new entity, Issuer Entity, LLC (“Issuer Entity”), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issued of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs). Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes mature on October 30, 2008 and pay interest at a rate based on the weighted average coupon rate of the underlying collateral.

(9)	See Note 4 for cost of investments on a tax basis.

(10)	Variable Rate Security — the rate reflected is as of April 30, 2008.
LOC — Letter of Credit
See Notes to Portfolio of Investments

Industry Allocation*
Asset Backed/Trade & Term Receivable	22.6%
US Agency	20.5
Asset Backed/Multi-Asset	14.8
Asset Backed/Securities	14.3
Asset Backed/Auto	9.2
Finance	4.8
Finance Sector-Misc	4.1
Banks-Domestic	3.7
Municipal	2.5
Asset Backed/Structured Investment	2.1
Asset Backed/Mortgages	0.9
Investment Banker/Broker	0.5

100.0%

*	Calculated as a percentage of net assets

SUNAMERICA SERIES TRUST
CORPORATE BOND PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Asset Backed Securities — 0.0%	Shares/ Principal Amount	Market Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES — 0.0%
125 Home Loan Owner Trust Series 1998-1A, Class B1 9.76% due 02/15/29*(1)	$51,339	$41,072
SMFC Trust Series 1997-A, Class B1-4 7.41% due 01/20/35*(1)(2)(3)	5,780	3,757

TOTAL ASSET BACKED SECURITIES (cost $56,721)		44,829

Corporate Bonds & Notes — 77.3%

ADVERTISING SALES — 0.2%
Lamar Media Corp Company Guar. Notes 7.25% due 01/01/13	375,000	371,250
Lamar Media Corp. Company Guar. Notes Class B 6.63% due 08/15/15	400,000	377,000
Lamar Media Corp. Senior Notes 6.63% due 08/15/15	600,000	565,500
Lamar Media Corp. Company Guar. Notes Class C 6.63% due 08/15/15	150,000	141,375

		1,455,125

ADVERTISING SERVICES — 1.0%
Blackrock, Inc. Senior Notes 6.25% due 09/15/17	6,590,000	6,772,497
R.H. Donnelley Corp. Senior Notes Class A-1 6.88% due 01/15/13	350,000	224,000
R.H. Donnelley Corp. Senior Notes Class A-2 6.88% due 01/15/13	575,000	368,000
R.H. Donnelley Corp. Senior Notes 8.88% due 01/15/16	825,000	536,250
WDAC Subsidiary Corp. Senior Notes 8.38% due 12/01/14*	1,225,000	955,500

		8,856,247

AEROSPACE/DEFENSE — 1.6%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	775,000	767,250
Boeing Co. Notes 5.13% due 02/15/13	1,000,000	1,024,804
Boeing Co. Debentures 8.75% due 09/15/31	900,000	1,211,527
Lockheed Martin Corp. Senior Notes 4.12% due 03/14/13	970,000	952,923
Lockheed Martin Corp. Company Guar. Notes 7.65% due 05/01/16	2,000,000	2,311,316
Raytheon Co. Senior Notes 5.38% due 04/01/13	6,750,000	6,894,821
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14	850,000	869,125

		14,031,766

AEROSPACE/DEFENSE-EQUIPMENT — 0.1%
DRS Technologies, Inc. Company Guar. Notes 6.63% due 02/01/16	450,000	445,500

AGRICULTURAL CHEMICALS — 0.1%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	475,000	472,625
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	100,000	107,500
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	525,000	574,875

		1,155,000

AGRICULTURAL OPERATIONS — 0.0%
Eurofresh, Inc. Senior Notes 11.50% due 01/15/13*	450,000	236,250

AIRLINES — 0.3%
Southwest Airlines Co. Notes 6.50% due 03/01/12	1,320,000	1,348,331
Southwest Airlines Co. Debentures 7.38% due 03/01/27	1,215,000	1,270,546

		2,618,877

APPLIANCES — 0.4%
ALH Finance LLC/ALH Finance Corp. Senior Sub. Notes 8.50% due 01/15/13	1,100,000	1,034,000
Whirlpool Corp. Senior Notes 5.50% due 03/01/13	2,330,000	2,316,171

		3,350,171

APPLICATIONS SOFTWARE — 0.2%
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/16	575,000	535,469
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	750,000	772,500

		1,307,969

AUTO-CARS/LIGHT TRUCKS — 1.2%
DaimlerChrysler NA Holding Corp. Notes 4.88% due 06/15/10	5,000,000	5,050,170

DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	1,620,000	1,692,380
Ford Motor Co. Notes 7.45% due 07/16/31	650,000	485,875
General Motors Corp. Notes 7.20% due 01/15/11	1,000,000	885,000
General Motors Corp. Debentures 7.40% due 09/01/25	2,800,000	1,974,000
General Motors Corp. Senior Bonds 8.38% due 07/15/33	1,000,000	761,250
General Motors Corp. Notes 9.45% due 11/01/11	250,000	220,000

		11,068,675

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.2%
Stanadyne Corp. Senior Sub. Notes 10.00% due 08/15/14	275,000	265,375
Stanadyne Holdings, Inc. Senior Notes 12.00% due 02/15/15(4)	175,000	132,125
Tenneco Automotive, Inc. Company Guar. Notes 8.63% due 11/15/14	550,000	559,625
United Components, Inc. Senior Sub. Notes 9.38% due 06/15/13	1,225,000	1,209,688

		2,166,813

BANKS-COMMERCIAL — 2.2%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	1,236,000	1,045,032
Hudson United Bank Sub. Notes 7.00% due 05/15/12	1,000,000	1,071,691
Manufacturers & Traders Trust Co. Sub. Notes 5.63% due 12/01/21(5)	2,235,000	1,739,568
Marshall & Ilsley Bank Senior Notes 4.40% due 03/15/10	2,500,000	2,447,128
Marshall & Ilsley Corp. Senior Notes 5.35% due 04/01/11	2,500,000	2,508,945
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	1,700,000	1,681,720
State Street Bank & Trust Co. Sub. Notes 5.30% due 01/15/16	770,000	748,852
US Bank NA. Sub. Notes 4.95% due 10/30/14	3,690,000	3,650,731
Wachovia Bank NA Sub. Notes 4.80% due 11/01/14	2,000,000	1,925,402
Wachovia Bank NA Sub. Notes 4.88% due 02/01/15	1,350,000	1,299,507
Zions Bancorp. Sub. Notes 5.50% due 11/16/15	1,490,000	1,304,605

		19,423,181

BANKS-FIDUCIARY — 0.4%
Northern Trust Corp. Senior Notes 5.30% due 08/29/11	960,000	993,473
Wilmington Trust Corp. Notes 8.50% due 04/02/18	2,850,000	2,943,922

		3,937,395

BANKS-SUPER REGIONAL — 2.0%
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	460,000	519,419
Bank of America Corp. Senior Notes 5.38% due 06/15/14	5,000,000	5,083,935
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	1,360,000	1,305,045
PNC Funding Corp. Company Guar. Notes 7.50% due 11/01/09	1,710,000	1,783,286
Wachovia Corp. Notes 5.75% due 02/01/18	3,520,000	3,507,310
Wells Fargo Bank NA Sub. Notes 6.45% due 02/01/11	5,000,000	5,246,270

		17,445,265

BEVERAGES-NON-ALCOHOLIC — 0.7%
Bottling Group LLC Senior Notes 5.50% due 04/01/16	3,710,000	3,794,261
PepsiCo, Inc. Notes 4.65% due 02/15/13	2,675,000	2,730,830

		6,525,091

BEVERAGES-WINE/SPIRITS — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	425,000	428,188
Constellation Brands, Inc. Company Guar. Notes 8.38% due 12/15/14	725,000	768,500

		1,196,688

BREWERY — 0.3%
Anheuser-Busch Cos., Inc. Senior Notes 5.60% due 03/01/17	2,290,000	2,339,343

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.2%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	1,000,000	972,500
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14	375,000	274,688
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14(4)	125,000	53,750
Panolam Industries International, Inc. Company Guar. Notes 10.75% due 10/01/13	325,000	260,000

		1,560,938

BUILDING & CONSTRUCTION-MISC. — 0.1%
Esco Corp. Senior Notes 5.63% due 12/15/13*	725,000	721,375
Esco Corp. Senior Notes 6.68% due 12/15/13*(5)	100,000	91,000

		812,375

BUILDING PRODUCTS-WOOD — 0.3%
Masco Corp. Senior Bonds 4.80% due 06/15/15	3,000,000	2,595,687

CABLE TV — 2.1%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	950,000	914,375
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	6,250,000	6,696,694
Comcast Cable Communications, Inc. Senior Notes 6.88% due 06/15/09	1,000,000	1,025,899
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	500,000	523,416
Cox Communications, Inc. Senior Notes 5.45% due 12/15/14	3,860,000	3,840,187
Cox Communications, Inc. Notes 7.13% due 10/01/12	1,950,000	2,073,133
CSC Holdings, Inc. Senior Notes 8.13% due 07/15/09	325,000	331,500
CSC Holdings, Inc. Debentures 8.13% due 08/15/09	100,000	102,000
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	350,000	335,125
DirecTV Holdings LLC Senior Notes 8.38% due 03/15/13	724,000	743,910
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	875,000	855,312
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	1,450,000	1,438,910

		18,880,461

CASINO HOTELS — 0.7%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	3,500,000	3,010,000
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	725,000	656,125
Motor Gaming Group, Inc. Company Guar. Notes 9.75% due 04/01/10	250,000	242,500
MTR Gaming Group, Inc. Company Guar. Notes 9.00% due 06/01/12	200,000	159,000
San Pasqual Casino Development Group Notes 8.00% due 09/15/13*	650,000	606,125
Seminole Hard Rock Entertainment, Inc. Sec. Notes 5.30% due 03/15/14*(5)	675,000	565,312
Wynn Las Vegas LLC 1st Mtg. Bonds 6.63% due 12/01/14	1,125,000	1,096,875

		6,335,937

CASINO SERVICES — 0.3%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. Mtg. Backed Notes 10.25% due 06/15/15*	775,000	556,062
Herbst Gaming, Inc. Company Guar. Notes 7.00% due 11/15/14†(17)	625,000	137,500
Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	1,300,000	1,170,000
Indianapolis Downs LLC & Capital Corp. Senior Sub. Notes 15.50% due 11/01/13*(8)	80,844	76,802
Tunica-Biloxi Gaming Authority Senior Notes 9.00% due 11/15/15*	325,000	312,000

		2,252,364

CELLULAR TELECOM — 1.4%
Alltel Communications, Inc. Senior Notes 10.38% due 12/01/17*	450,000	364,500
Centennial Communications Corp. Senior Notes 8.45% due 01/01/13(5)	200,000	190,500
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	575,000	580,750
Centennial Communications Corp./Cellular Operating Co., LLC Senior Notes 8.13% due 02/01/14	475,000	472,625
Cingular Wireless LLC Senior Notes 6.50% due 12/15/11	1,000,000	1,053,993
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	2,000,000	2,163,610
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	4,750,000	5,846,637
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	1,200,000	1,179,000
US Unwired, Inc. Company Guar. Notes 10.00% due 06/15/12	1,050,000	994,875

		12,846,490

CHEMICALS-DIVERSIFIED — 0.6%
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	3,130,000	3,193,874
Rohm & Haas Co. Notes 6.00% due 09/15/17	1,400,000	1,423,933
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/23	225,000	224,719
Union Carbide Corp. Debentures 7.50% due 06/01/25	75,000	72,187

		4,914,713

CHEMICALS-SPECIALTY — 0.4%
Albemarle Corp. Senior Notes 5.10% due 02/01/15	2,440,000	2,342,168
Chemtura Corp. Company Guar. Notes 6.88% due 06/01/16	475,000	422,750
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	925,000	973,563

		3,738,481

COATINGS/PAINT — 0.2%
RPM International, Inc. Senior Notes 4.45% due 10/15/09	1,850,000	1,841,871

COMMERCIAL SERVICES — 0.3%
ARAMARK Corp. Company Guar. Notes 6.37% due 02/01/15(5)	450,000	433,125
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	1,300,000	1,355,250
US Investigations Services, Inc. Company Guar. Notes 10.25% due 11/01/15*	625,000	553,125
US Investigations Services, Inc. Company Guar. Notes 11.75% due 05/01/16*	475,000	384,750

		2,726,250

COMMERCIAL SERVICES-FINANCE — 0.1%
Deluxe Corp. Senior Notes Series B 5.13% due 10/01/14	275,000	229,625
Deluxe Corp. Senior Notes 7.38% due 06/01/15	300,000	277,500
iPayment, Inc. Company Guar. Notes 9.75% due 05/15/14	750,000	645,000

		1,152,125

COMPUTER SERVICES — 0.6%
Ceridian Corp. Senior Notes 11.25% due 11/15/15*	975,000	917,719
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,175,000	1,110,375
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	450,000	470,250
Sungard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,825,000	1,939,062
Unisys Corp. Senior Notes 12.50% due 01/15/16	900,000	938,250

		5,375,656

COMPUTERS — 0.8%
Dell, Inc. Debentures 7.10% due 04/15/28	1,000,000	1,056,096
Hewlett-Packard Co. Senior Notes 5.40% due 03/01/17	1,875,000	1,897,147
International Business Machines Corp. Senior Notes 5.70% due 09/14/17	3,000,000	3,125,616

International Business Machines Corp. Debentures 5.88% due 11/29/32	1,000,000	998,016

		7,076,875

COMPUTERS-INTEGRATED SYSTEMS — 0.1%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	1,050,000	882,000

CONSUMER PRODUCTS-MISC. — 0.6%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	800,000	704,000
American Greetings Corp. Senior Notes 7.38% due 06/01/16	425,000	429,250
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	1,275,000	1,173,000
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	2,350,000	2,314,750
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(4)	825,000	792,000

		5,413,000

CONTAINERS-METAL/GLASS — 0.3%
Ball Corp. Company Guar. Notes 6.63% due 03/15/18	625,000	623,438
Crown Americas LLC Senior Notes 7.75% due 11/15/15	950,000	1,002,250
Owens Brockway Glass Container, Inc. Company Guar. Notes 6.75% due 12/01/14	150,000	152,250
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	500,000	520,000
Russell-Stanley Holdings, Inc. Senior Sub. Notes 9.00% due 11/30/08†*(1)(6)(7)(10)(11)	13,694	635

		2,298,573

CONTAINERS-PAPER/PLASTIC — 0.2%
Berry Plastics Holding Corp. Sec. Notes 8.88% due 09/15/14	925,000	864,875
Graphic Packaging International, Inc. Senior Sub. Notes 9.50% due 08/15/13	1,325,000	1,318,375

		2,183,250

DATA PROCESSING/MANAGEMENT — 0.5%
Dun & Bradstreet Corp. Senior Notes 5.50% due 03/15/11	750,000	743,762
First Data Corp. Company Guar. Notes 9.88% due 09/24/15*	1,275,000	1,160,250
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	2,220,000	2,263,557

		4,167,569

DIRECT MARKETING — 0.2%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	200,000	186,500
Affinity Group, Inc. Senior Notes 10.88% due 02/15/12(8)	386,559	351,769
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	1,500,000	1,492,500

		2,030,769

DISTRIBUTION/WHOLESALE — 0.3%
Baker & Taylor, Inc. Company Guar. Notes 11.50% due 07/01/13*	900,000	810,000
Nebraska Book Co., Inc. Senior Sub. Notes 8.63% due 03/15/12	1,075,000	978,250
SGS International, Inc. Company Guar. Notes 12.00% due 12/15/13	1,325,000	1,139,500

		2,927,750

DIVERSIFIED FINANCIAL SERVICES — 2.0%
Capmark Financial Group, Inc. Senior Notes 6.30% due 05/10/17	1,920,000	1,396,948
General Electric Capital Corp. Notes 3.75% due 12/15/09	1,000,000	1,005,251
General Electric Capital Corp. Notes 4.25% due 06/15/12	3,000,000	3,000,981
General Electric Capital Corp. Notes 5.63% due 05/01/18	7,080,000	7,152,386
IBM International Group Capital LLC Company Guar. Notes 5.05% due 10/22/12	2,000,000	2,062,760
ZFS Finance USA Trust I Bonds 6.15% due 12/15/65*(5)	3,650,000	3,253,325

		17,871,651

DIVERSIFIED MANUFACTURING OPERATIONS — 0.9%
Dover Corp. Senior Notes 5.45% due 03/15/18	1,650,000	1,648,629

General Electric Co. Notes 5.00% due 02/01/13	5,000,000	5,100,575
Koppers Holdings, Inc. Senior Notes 9.78% due 11/15/14(4)	375,000	328,125
Koppers Industries Company Guar. Notes 9.88% due 10/15/13	319,000	338,140
SPX Corp. Senior Notes 7.63% due 12/15/14*	775,000	809,875

		8,225,344

DIVERSIFIED OPERATIONS — 0.0%
Nebco Evans Holding, Co. Senior Notes 12.37% due 07/15/07†(1)(6)(7)	125,000	0

E-COMMERCE/PRODUCTS — 0.1%
FTD, Inc. Company Guar. Notes 7.75% due 02/15/14	740,000	666,000

ELECTRIC-DISTRIBUTION — 0.3%
Ameren Union Electric Co. Senior Notes 6.00% due 04/01/18	2,360,000	2,333,693

ELECTRIC-GENERATION — 0.5%
Edison Mission Energy Senior Notes 7.00% due 05/15/17	850,000	858,500
Edison Mission Energy Senior Notes 7.75% due 06/15/16	850,000	890,375
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/17*	2,820,000	2,860,072

		4,608,947

ELECTRIC-INTEGRATED — 5.0%
Alabama Power Co. Senior Notes 5.50% due 10/15/17	1,000,000	1,019,066
Alabama Power Co. Debentures 5.70% due 02/15/33	1,000,000	941,705
American Electric Power Co., Inc. Senior Notes 5.38% due 03/15/10	1,000,000	1,016,753
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	1,145,000	1,005,908
CMS Energy Corp. Senior Notes 6.88% due 12/15/15	125,000	125,825
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	3,010,000	3,009,527
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	820,000	839,783
Consolidated Edison Co. of New York Notes 5.50% due 09/15/16	960,000	962,415
Dominion Resources, Inc Senior Notes 5.95% due 06/15/35	1,500,000	1,407,855
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	125,000	133,125
Exelon Generation Co. LLC Notes 5.35% due 01/15/14	1,000,000	973,114
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	2,500,000	2,596,235
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/19*	99,671	99,041
Midamerican Energy Co. Notes 4.65% due 10/01/14	800,000	790,770
Midamerican Energy Co. Bonds 6.75% due 12/30/31	2,250,000	2,378,848
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/37	4,250,000	4,146,168
Nevada Power Co. 1st Mtg. Bonds 5.88% due 01/15/15	575,000	570,682
Northern States Power/Minnesota 1st Mtg. Bonds 5.25% due 03/01/18	935,000	939,131
Pacific Gas & Electric Co. Notes 4.20% due 03/01/11	4,100,000	4,090,447
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	1,000,000	996,873
Pacific Gas & Electric Co. Notes 6.05% due 03/01/34	1,660,000	1,651,028
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/36	1,540,000	1,283,205
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	1,750,000	1,873,258
PSI Energy, Inc. Senior Notes 6.05% due 06/15/16	2,335,000	2,370,515
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	925,000	911,691

Texas Competitive Electric Holdings Co. LLC Company Guar. Notes Class A 10.25% due 11/01/15*	1,525,000	1,589,812
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes Class B 10.25% due 11/01/15*	400,000	417,000
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	3,370,000	3,426,121
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/36	860,000	772,417
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/14	2,000,000	2,066,088

		44,404,406

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.1%
Freescale Semiconductor, Inc. Senior Notes 8.88% due 12/15/14	1,175,000	1,034,000
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14	250,000	205,625

		1,239,625

ELECTRONIC CONNECTORS — 0.1%
Thomas & Betts Corp. Notes 7.25% due 06/01/13	1,205,000	1,224,849

ELECTRONICS-MILITARY — 0.3%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	300,000	291,000
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	175,000	173,688
L-3 Communications Corp. Company Guar. Notes 6.13% due 01/15/14	1,750,000	1,728,125
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	575,000	568,531

		2,761,344

ENGINES-INTERNAL COMBUSTION — 0.1%
Briggs & Stratton Corp. Company Guar. Notes 8.88% due 03/15/11	960,000	993,600

ENTERPRISE SOFTWARE/SERVICE — 0.5%
Oracle Corp. Notes 6.50% due 04/15/38	4,320,000	4,465,096

FINANCE-AUTO LOANS — 1.5%
American Honda Finance Corp. Notes 4.63% due 04/02/13*	2,860,000	2,810,056
Ford Motor Credit Co. LLC Senior Notes 5.46% due 01/13/12(5)	725,000	609,654
Ford Motor Credit Co. LLC Senior Notes 7.25% due 10/25/11	1,750,000	1,575,992
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	1,025,000	897,078
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	850,000	822,475
General Motors Acceptance Corp. Bonds 8.00% due 11/01/31	2,765,000	2,091,952
GMAC LLC Senior Notes 6.88% due 09/15/11	3,275,000	2,729,133
Nissan Motor Acceptance Corp. Senior Notes 5.63% due 03/14/11*	2,210,000	2,213,859

		13,750,199

FINANCE-COMMERCIAL — 0.5%
Textron Financial Corp. Junior Sub. Bonds 6.00% due 02/15/67*(5)	2,400,000	1,851,780
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	2,300,000	2,291,055

		4,142,835

FINANCE-CONSUMER LOANS — 1.0%
HSBC Finance Capital Trust IX 5.91% due 11/30/35(5)	3,700,000	3,074,670
HSBC Finance Corp. Notes 4.75% due 04/15/10	860,000	867,477
HSBC Finance Corp. Notes 5.00% due 06/30/15	3,070,000	2,986,548
SLM Corp. Notes 4.00% due 01/15/10	2,000,000	1,813,630

		8,742,325

FINANCE-CREDIT CARD — 0.8%
American Express Co. Senior Notes 4.88% due 07/15/13	1,600,000	1,563,189
Capital One Financial Corp. Notes 7.13% due 08/01/08	4,000,000	4,013,168
MBNA Corp. Senior Notes 7.50% due 03/15/12	1,000,000	1,097,125

		6,673,482

FINANCE-INVESTMENT BANKER/BROKER — 6.1%
Bear Stearns & Co., Inc. Notes 3.25% due 03/25/09	1,400,000	1,379,666
Bear Stearns & Co., Inc. Senior Notes 5.70% due 11/15/14	1,500,000	1,496,915
Bear Stearns Cos., Inc. Notes 7.25% due 02/01/18	3,810,000	4,165,564
Citigroup, Inc. Senior Notes 5.13% due 02/14/11	3,000,000	3,009,072
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	4,440,000	4,591,875
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	2,760,000	2,831,614
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	1,500,000	1,352,373
Goldman Sachs Group, Inc. Notes 3.88% due 01/15/09	1,750,000	1,749,669
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	940,000	950,859
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	8,000,000	7,896,960
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/18	1,330,000	1,378,549
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	2,800,000	2,750,577
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	2,500,000	2,317,738
Lehman Brothers Holdings, Inc. Bonds 7.88% due 08/15/10	4,250,000	4,411,831
Merrill Lynch & Co., Inc. Notes 5.45% due 07/15/14	5,000,000	4,783,705
Morgan Stanley Notes 4.00% due 01/15/10	1,000,000	989,898
Morgan Stanley Notes 5.30% due 03/01/13	2,000,000	1,996,036
Morgan Stanley Senior Notes 5.95% due 12/28/17	1,130,000	1,119,326
Morgan Stanley Senior Notes 6.00% due 04/28/15	1,980,000	1,976,984
Morgan Stanley Senior Notes 6.63% due 04/01/18	3,090,000	3,203,771

		54,352,982

FINANCE-OTHER SERVICES — 0.3%
American Real Estate Partners Company Guar. Notes 7.13% due 02/15/13	925,000	862,562
National Rural Utilities Cooperative Finance Corp Notes 5.45% due 02/01/18	1,620,000	1,612,480

		2,475,042

FINANCIAL GUARANTEE INSURANCE — 0.0%
MBIA, Inc. Debentures 6.63% due 10/01/28	250,000	153,768

FISHERY — 0.1%
ASG Consolidated LLC/ASG Finance, Inc. Senior Notes 11.50% due 11/01/11(4)	1,200,000	1,104,000

FOOD-DAIRY PRODUCTS — 0.1%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	1,275,000	1,192,125

FOOD-MEAT PRODUCTS — 0.1%
Pierre Foods, Inc. Senior Sub. Notes 9.88% due 07/15/12	375,000	180,000
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	950,000	942,875

		1,122,875

FOOD-MISC. — 1.0%
B&G Foods Holding Corp. Senior Notes 8.00% due 10/01/11	675,000	668,250
Del Monte Corp. Company Guar. Notes 6.75% due 02/15/15	600,000	579,000
General Mills, Inc. Notes 5.70% due 02/15/17	1,870,000	1,868,538

Kellogg Co. Senior Notes 4.25% due 03/06/13	1,040,000	1,022,553
Kellogg Co. Senior Notes 5.13% due 12/03/12	1,120,000	1,142,130
Kraft Foods, Inc. Notes 5.25% due 10/01/13	2,500,000	2,479,455
Michael Foods, Inc. Senior Sub. Notes 8.00% due 11/15/13	1,000,000	970,000

		8,729,926

FOOD-RETAIL — 0.1%
Jitney-Jungle Stores America, Inc. Company Guar. Notes 10.38% due 09/15/07†(1)(6)(7)	125,000	0
The Kroger Co. Senior Notes 6.90% due 04/15/38	1,040,000	1,105,881

		1,105,881

FORESTRY — 0.2%
Weyerhaeuser Co. Debentures 7.38% due 03/15/32	2,175,000	2,183,533

GAMBLING (NON-HOTEL) — 0.3%
Great Canadian Gaming Corp. Company Guar. Notes 7.25% due 02/15/15*	925,000	888,000
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	850,000	667,250
Shingle Springs Tribal Gaming Authority Senior Notes 9.38% due 06/15/15*	800,000	708,000

		2,263,250

GAS-DISTRIBUTION — 0.5%
Atmos Energy Corp. Notes 4.00% due 10/15/09	4,860,000	4,801,325

GOLF — 0.0%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	450,000	306,000

HEALTH CARE COST CONTAINMENT — 0.2%
Viant Holdings, Inc. Company Guar. Notes 9.88% due 07/15/17*	1,240,000	1,016,800
Waste Management, Inc. Debentures 8.75% due 05/01/18	850,000	850,000

		1,866,800

HOME FURNISHINGS — 0.1%
Norcraft Holdings LP/Norcraft Capital Corp. Senior Notes 9.75% due 09/01/12(4)	225,000	207,000
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	875,000	772,188

		979,188

HOTEL/MOTELS — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	970,000	872,899

INDEPENDENT POWER PRODUCERS — 0.3%
NRG Energy, Inc. Company Guar. Notes 7.25% due 02/01/14	1,250,000	1,284,375
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,250,000	1,287,500

		2,571,875

INDUSTRIAL GASES — 0.2%
Praxair, Inc. Senior Notes 4.63% due 03/30/15	1,985,000	1,969,094

INSTRUMENTS-CONTROLS — 0.3%
Thermo Electron Corp. Senior Notes 5.00% due 06/01/15	2,584,000	2,399,156

INSTRUMENTS-SCIENTIFIC — 0.0%
Fisher Scientific International, Inc. Senior Sub. Notes 6.13% due 07/01/15	250,000	249,400

INSURANCE-LIFE/HEALTH — 1.2%
Cigna Corp. Senior Notes 6.35% due 03/15/18	1,635,000	1,667,048
Pacific Life Corp. Bonds 6.60% due 09/15/33*	2,700,000	2,662,524
Pacific Life Global Funding Notes 5.15% due 04/15/13*	2,350,000	2,352,251
Prudential Financial, Inc. Notes 6.63% due 12/01/37	4,130,000	4,079,610

		10,761,433

INSURANCE-MULTI-LINE — 0.3%
CNA Financial Corp. Notes 6.00% due 08/15/11	1,050,000	1,062,898
CNA Financial Corp. Notes 6.50% due 08/15/16	280,000	275,294
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/16	830,000	874,438

USF&G Capital II Company Guar. Notes 8.31% due 07/01/46*	250,000	266,091

		2,478,721

INSURANCE-MUTUAL — 0.5%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	3,100,000	3,117,186
Union Central Life Insurance Notes 8.20% due 11/01/26*	1,250,000	1,399,889

		4,517,075

INSURANCE-PROPERTY/CASUALTY — 0.4%
Ace INA Holdings, Inc. Company Guar. Notes 5.70% due 02/15/17	3,010,000	3,028,740
St Paul Travelers Cos., Inc. Senior Notes 5.50% due 12/01/15	250,000	247,256
The Travelers Cos., Inc. Jr. Sub. Debentures 6.25% due 03/15/37(5)	725,000	634,558

		3,910,554

INSURANCE-REINSURANCE — 0.7%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.85% due 01/15/15	5,925,000	5,970,071

INTIMATE APPAREL — 0.1%
Warnaco, Inc. Senior Notes 8.88% due 06/15/13	850,000	886,125

INVESTMENT COMPANIES — 0.1%
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	1,375,000	1,103,438

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.0%
Biomet, Inc. Senior Notes 10.38% due 10/15/17*	150,000	159,000
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	1,050,000	1,093,849
FMR Corp. Bonds 7.57% due 06/15/29*	2,200,000	2,423,969
Janus Capital Group, Inc. Notes 6.25% due 06/15/12	750,000	746,425
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	1,100,000	1,048,016
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	975,000	1,035,937
Nuveen Investments, Inc. Senior Notes 5.00% due 09/15/10	430,000	377,325
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	430,000	298,850
Nuveen Investments, Inc. Senior Notes 10.50% due 11/15/15*	1,450,000	1,395,625

		8,578,996

MACHINERY-ELECTRICAL — 0.1%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	1,150,000	1,173,000

MEDICAL INSTRUMENTS — 0.2%
Accellent, Inc. Company Guar. Notes 10.50% due 12/01/13	975,000	833,625
Medtronic, Inc. Senior Notes 4.38% due 09/15/10	1,360,000	1,365,843

		2,199,468

MEDICAL PRODUCTS — 0.3%
Baxter International, Inc. Senior Notes 6.25% due 12/01/37	1,130,000	1,154,591
Universal Hospital Services, Inc. Senior Notes 8.50% due 06/01/15	100,000	102,000
Universal Hospital Services, Inc. Senior Sec. Notes 6.30% due 06/01/15(5)	300,000	283,500
VWR Funding, Inc. Company Guaranteed Notes 10.25% due 07/15/15	1,350,000	1,299,375

		2,839,466

MEDICAL-BIOMEDICAL/GENE — 0.7%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	600,000	573,000
Genentech, Inc. Senior Notes 4.75% due 07/15/15	5,500,000	5,486,844

		6,059,844

MEDICAL-DRUGS — 1.0%
Abbott Laboratories Notes 5.15% due 11/30/12	5,450,000	5,656,135
Eli Lilly & Co. Notes 5.20% due 03/15/17	3,290,000	3,332,622

		8,988,757

MEDICAL-HMO — 0.6%
Aetna, Inc. Senior Notes 5.75% due 06/15/11	410,000	418,088

Unitedhealth Group, Inc. Senior Notes 6.00% due 02/15/18	3,000,000	2,964,729
WellPoint, Inc. Bonds 6.80% due 08/01/12	1,800,000	1,883,333

		5,266,150

MEDICAL-HOSPITALS — 0.7%
HCA, Inc. Senior Notes 7.50% due 11/06/33	625,000	512,500
HCA, Inc. Senior Notes 9.25% due 11/15/16	1,800,000	1,935,000
HCA, Inc. Senior Notes 9.63% due 11/15/16	2,950,000	3,167,562
United Surgical Partners Company Guar. Notes 9.25% due 05/01/17	950,000	919,125

		6,534,187

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.2%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/16	750,000	637,500
National Mentor Holdings, Inc. Company Guar. Notes 11.25% due 07/01/14	975,000	999,375

		1,636,875

METAL PROCESSORS & FABRICATION — 0.0%
Hawk Corp. Senior Notes 8.75% due 11/01/14	275,000	279,125

METAL-ALUMINUM — 0.2%
Alcoa, Inc. Notes 5.55% due 02/01/17	1,470,000	1,414,741

METAL-DIVERSIFIED — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	1,450,000	1,602,250

MINING — 0.3%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	2,960,000	2,370,401

MISCELLANEOUS MANUFACTURING — 0.1%
Reddy Ice Holdings, Inc. Senior Notes 10.50% due 11/01/12(4)	1,350,000	1,107,000

MULTIMEDIA — 1.2%
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/16	650,000	746,217
News America Holdings, Inc. Company Guar. Notes 9.25% due 02/01/13	1,000,000	1,152,734
News America, Inc. Company Guar. Bonds 6.65% due 11/15/37	400,000	413,477
News America, Inc. Company Guar. Bonds 7.63% due 11/30/28	1,000,000	1,085,644
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	1,350,000	1,337,641
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	600,000	616,176
Walt Disney Co. Notes 5.70% due 07/15/11	5,400,000	5,646,564

		10,998,453

NETWORKING PRODUCTS — 0.5%
Cisco Systems, Inc. Senior Notes 5.25% due 02/22/11	2,205,000	2,278,702
Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	2,230,000	2,309,832

		4,588,534

NON-HAZARDOUS WASTE DISPOSAL — 1.0%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	1,725,000	1,737,937
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	800,000	807,000
Browning-Ferris Industries, Inc. Debentures 9.25% due 05/01/21	275,000	284,625
Republic Services, Inc. Senior Notes 6.75% due 08/15/11	900,000	945,976
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	5,000,000	5,289,300

		9,064,838

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.8%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	3,480,000	3,578,863
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 01/15/16	2,450,000	2,474,500
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	250,000	258,750
Cimarex Energy Co. Senior Notes 7.13% due 05/01/17	350,000	355,250

Forest Oil Corp. Senior Notes 7.25% due 06/15/19	650,000	671,125
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	975,000	960,375
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/15	800,000	830,000
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	2,250,000	2,525,625
Pioneer Natural Resources Co. Bonds 6.88% due 05/01/18	375,000	371,376
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	1,075,000	1,101,875
Range Resources Corp. Company Guar. Bonds 6.38% due 03/15/15	475,000	466,687
Range Resources Corp. Senior Sub. Notes 7.38% due 07/15/13	125,000	126,562
Southwestern Energy Co Senior Notes 7.50% due 02/01/18*	450,000	477,000
XTO Energy, Inc. Senior Notes 6.25% due 08/01/17	880,000	921,374
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	440,000	443,863
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	605,000	640,249

		16,203,474

OIL FIELD MACHINERY & EQUIPMENT — 0.1%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	725,000	726,813

OIL REFINING & MARKETING — 0.2%
Reliance Industries, Ltd. Notes 8.25% due 01/15/27*	500,000	521,299
Valero Energy Corp. Senior Notes 7.50% due 04/15/32	1,290,000	1,335,287

		1,856,586

OIL-FIELD SERVICES — 0.1%
Basic Energy Services, Inc. Company Guar. Notes 7.13% due 04/15/16	800,000	784,000

OPTICAL SUPPLIES — 0.2%
Bausch & Lomb, Inc. Senior Notes 9.88% due 11/01/15*	675,000	718,875
Norcross Safety Products LLC Senior Sub. Notes 9.88% due 08/15/11	400,000	420,752
Safety Products Holdings, Inc. Senior Notes 11.75% due 01/01/12	451,249	485,093

		1,624,720

PAPER & RELATED PRODUCTS — 0.9%
International Paper Co. Senior Notes 4.25% due 01/15/09	1,500,000	1,494,736
Louisiana Pacific Corp. Senior Notes 8.88% due 08/15/10	3,540,000	3,469,200
NewPage Corp. Senior Notes 10.00% due 05/01/12*	300,000	320,250
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	1,000,000	1,060,000
Pope & Talbot, Inc. Debentures 8.38% due 06/01/13†(10)(11)	250,000	31,250
Rock-Tenn Co. 9.25% due 03/15/16*	150,000	157,500
Westvaco Corp. Debentures 7.65% due 03/15/27	1,350,000	1,390,271

		7,923,207

PHARMACY SERVICES — 0.1%
Omnicare, Inc. Senior Sub. Notes 6.88% due 12/15/15	1,225,000	1,117,813

PHYSICAL THERAPY/REHABILATION CENTERS — 0.1%
Psychiatric Solutions, Inc. Company Guar. Notes 7.75% due 07/15/15	425,000	434,563

PIPELINES — 1.5%
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	2,380,000	2,300,879
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19	1,350,000	1,343,250
El Paso Energy Corp. Senior Notes 7.80% due 08/01/31	400,000	420,718
Holly Energy Partners LP Company Guar. Notes 6.25% due 03/01/15	800,000	732,000
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/35	2,540,000	2,222,576
MarkWest Energy Partners Senior Notes 8.75% due 04/15/18*	800,000	830,000

Pacific Energy Partners LP Company Guar. Notes 6.25% due 09/15/15	75,000	72,669
Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14	250,000	255,730
Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	2,580,000	2,622,666
Tennessee Gas Pipeline Co. Debentures 7.50% due 04/01/17	350,000	384,241
Tennessee Gas Pipeline Co. Bonds 8.38% due 06/15/32	325,000	375,344
Transcontinental Gas Pipe Line Corp. Senior Notes 8.88% due 07/15/12	250,000	275,625
Williams Cos., Inc. Senior Notes 7.63% due 07/15/19	600,000	648,000
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	575,000	628,188

		13,111,886

POULTRY — 0.1%
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	1,175,000	1,045,750

PUBLISHING-PERIODICALS — 0.5%
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13	581,000	547,592
Dex Media, Inc. Senior Notes 9.00% due 11/15/13(4)	500,000	376,250
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	1,275,000	828,750
MediMedia USA, Inc. Senior Sub. Notes 11.38% due 11/15/14*	1,075,000	1,096,500
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17*	1,150,000	741,750
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	1,650,000	1,179,750

		4,770,592

QUARRYING — 0.1%
Compass Minerals International, Inc. Series 2005-GG3, Class A3 12.00% due 06/01/13(4)	475,000	496,375

RACETRACKS — 0.2%
International Speedway Corp. Notes 4.20% due 04/15/09	1,300,000	1,298,781
Penn National Gaming, Inc. Senior Sub. Notes 6.75% due 03/01/15	600,000	555,000

		1,853,781

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	910,000	804,694
Host Hotels & Resorts LP Senior Notes 6.88% due 11/01/14	100,000	98,500
Host Marriott LP Company Guar. Notes 6.38% due 03/15/15	200,000	192,000
Host Marriott LP Senior Notes 7.13% due 11/01/13	800,000	797,000
Liberty Property LP Senior Notes 6.63% due 10/01/17	1,050,000	991,035
Prologis Senior Notes 5.50% due 04/01/12	980,000	958,119
Simon Property Group LP Notes 4.88% due 08/15/10	500,000	493,354
Simon Property Group LP Notes 5.60% due 09/01/11	1,010,000	1,013,010
Simon Property Group LP Notes 6.35% due 08/28/12	400,000	404,152
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 6.50% due 06/01/16	200,000	193,500
Ventas Realty LP / Ventas Capital Corp. Senior Notes 6.63% due 10/15/14	1,200,000	1,188,000
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	75,000	73,687
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 7.13% due 06/01/15	275,000	275,687
Ventas Realty LP / Ventas Capital Corp. Senior Notes 9.00% due 05/01/12	625,000	664,062

		8,146,800

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.1%
Apache Finance Property, Ltd. Company Guar. Notes 7.00% due 03/15/09	550,000	562,619

Susa Partnership LP Notes 8.20% due 06/01/17	250,000	284,293

		846,912

RECYCLING — 0.1%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	250,000	183,750
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	450,000	279,000

		462,750

RENTAL AUTO/EQUIPMENT — 0.6%
Erac USA Finance Co. Company Guar. Notes 6.38% due 10/15/17*	2,180,000	1,969,806
Rental Service Corp. Notes 9.50% due 12/01/14	1,375,000	1,230,625
The Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	450,000	453,375
The Hertz Corp. Company Guar. Notes 10.50% due 01/01/16	1,275,000	1,282,969

		4,936,775

RESORT/THEME PARK — 0.1%
HRP Myrtle Beach Operations LLC Sec. Notes 7.38% due 04/01/12*(5)	475,000	418,000

RETAIL-APPAREL/SHOE — 0.0%
Claire’s Stores, Inc. Senior Notes 10.50% due 06/01/17	625,000	343,750

RETAIL-AUTOMOBILE — 0.2%
AutoNation, Inc. Senior Notes 7.38% due 04/15/13(5)	150,000	129,563
AutoNation, Inc. Company Guar. Notes 9.75% due 04/15/14	850,000	796,875
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	700,000	637,000

		1,563,438

RETAIL-CONVENIENCE STORE — 0.1%
Couche-Tard US Senior Sub. Notes 7.50% due 12/15/13	875,000	879,375

RETAIL-DISCOUNT — 1.2%
Costco Wholesale Corp. Senior Notes 5.30% due 03/15/12	2,300,000	2,386,767
Target Corp. Notes 5.88% due 03/01/12	600,000	626,245
Target Corp. Notes 5.88% due 07/15/16	3,770,000	3,845,502
Wal-Mart Stores, Inc. Notes 4.13% due 02/15/11	3,500,000	3,539,102

		10,397,616

RETAIL-DRUG STORE — 0.6%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	4,290,000	4,347,254
CVS Corp. Pass Through Certs. 5.30% due 01/11/27*	755,334	714,532
CVS Corp. Senior Notes 5.75% due 08/15/11	450,000	466,010

		5,527,796

RETAIL-OFFICE SUPPLIES — 0.0%
U.S. Office Products Co. Company Guar. Notes 9.75% due 06/15/08†(1)(6)	300,000	0

RETAIL-PETROLEUM PRODUCTS — 0.3%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. Senior Notes 7.13% due 05/20/16	1,075,000	1,083,062
Inergy LP Senior Notes 8.25% due 03/01/16*	550,000	563,750
Inergy LP/ Inergy Finance Corp. Senior Notes 6.88% due 12/15/14	950,000	925,063

		2,571,875

RETAIL-REGIONAL DEPARTMENT STORES — 0.1%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	875,000	809,461

RETAIL-RESTAURANTS — 0.1%
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	550,000	547,250
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	725,000	667,000

		1,214,250

RUBBER-TIRES — 0.1%
American Tire Distributors, Inc. Senior Notes 10.75% due 04/01/13	375,000	350,625

Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	700,000	577,500

		928,125

SATELLITE TELECOM — 0.1%
PanAmSat Corp. Company Guar. Senior Notes 9.00% due 08/15/14	1,275,000	1,286,156

SAVINGS & LOANS/THRIFTS — 0.6%
Astoria Financial Corp. Notes 5.75% due 10/15/12	1,700,000	1,597,838
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	2,130,000	1,942,903
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	2,100,000	1,785,000

		5,325,741

SCHOOLS — 0.5%
Boston University Notes 7.63% due 07/15/97	2,000,000	2,421,092
Education Management LLC Company Guar. Notes 10.25% due 06/01/16	1,175,000	987,000
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/15*	1,075,000	1,032,000

		4,440,092

SEMICONDUCTOR EQUIPMENT — 0.2%
KLA Tencor Corp. Senior Notes 6.90% due 05/01/18	1,890,000	1,904,891

SOAP & CLEANING PREPARATION — 0.0%
Church & Dwight Co., Inc. Company Guar. Notes 6.00% due 12/15/12	325,000	320,125

SPECIAL PURPOSE ENTITIES — 3.9%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(4)	900,000	702,000
AAC Group Holding Corp. Senior Notes 14.75% due 10/01/12(8)	127,622	94,440
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	925,000	982,812
Army Hawaii Family Housing Trust Bonds 5.52% due 06/15/50*	790,000	680,640
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	4,020,000	3,888,466
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/50*	1,630,000	1,421,702
Capital One Capital IV Company Guar. Bonds 6.75% due 02/17/37	2,980,000	2,408,001
CDX North America High Yield Credit Linked Certificates, Series 9-TI 8.75% due 12/29/12*	9,900,000	9,677,250
CDX North America High Yield Credit Linked Certificates, Series 10-T 8.88% due 06/29/13*	4,800,000	4,700,640
Da-Lite Screen Co., Inc. Senior Notes 9.50% due 05/15/11	250,000	237,500
Global Cash Finance Corp. Senior Sub. Notes 8.75% due 03/15/12	510,000	502,350
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.88% due 04/01/15	350,000	366,625
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	700,000	738,500
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	875,000	950,469
Nalco Finance Holdings, Inc. Senior Notes 9.00% due 02/01/14(4)	183,000	174,765
NBC Acquisition Corp. Senior Notes 11.00% due 03/15/13(4)	800,000	724,000
Rainbow National Services LLC Senior Sub. Debentures 10.38% due 09/01/14*	1,303,000	1,400,725
Regency Energy Partners Company Guar. Notes 8.38% due 12/15/13	853,000	889,253
Sensus Metering Systems, Inc. Senior Sub. Notes 8.63% due 12/15/13	900,000	882,000
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	700,000	673,750
TECO Finance, Inc. Notes 6.75% due 05/01/15*	100,000	101,324
Universal City Development Partners Senior Notes 11.75% due 04/01/10	375,000	389,063
Universal City Florida Holding Co. Senior Notes 7.99% due 05/01/10(5)	1,075,000	1,062,906

Vanguard Health Holding Co. I LLC 11.25% due 10/01/15(4)	375,000	315,000
Vanguard Health Holdings II LLC Senior Sub. Notes 9.00% due 10/01/14	975,000	992,062

		34,956,243

STEEL PIPE & TUBE — 0.1%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17	750,000	652,500
Valmont Industries, Inc. Company Guar. Notes 6.88% due 05/01/14	600,000	606,000

		1,258,500

TELECOM SERVICES — 1.6%
Digicel Group Ltd. Senior Notes 9.13% due 01/15/15*	435,000	368,663
Embarq Corp. Notes 6.74% due 06/01/13	995,000	992,741
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	950,000	959,500
Qwest Corp. Notes 8.88% due 03/15/12	1,875,000	1,978,125
Verizon Global Funding Corp. Notes 4.90% due 09/15/15	3,000,000	2,934,447
Verizon Global Funding Corp. Notes 7.25% due 12/01/10	4,800,000	5,134,598
West Corp. Company Guar. Notes 9.50% due 10/15/14	775,000	740,125
West Corp. Company Guar. Notes 11.00% due 10/15/16	1,275,000	1,133,156

		14,241,355

TELECOMMUNICATION EQUIPMENT — 0.7%
Harris Corp. Senior Notes 5.95% due 12/01/17	6,400,000	6,488,205

TELEPHONE-INTEGRATED — 0.9%
BellSouth Corp. Bonds 5.20% due 09/15/14	2,000,000	2,009,432
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	1,225,000	1,130,062
SBC Communications, Inc. Notes 5.10% due 09/15/14	2,000,000	2,006,226
Sprint Capital Corp. Company Guar. Notes 6.13% due 11/15/08	2,000,000	1,985,000
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	350,000	344,750
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	275,000	284,334
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	375,000	392,812

		8,152,616

TELEVISION — 0.1%
Univision Communications, Inc. Company Guar. Notes 9.75% due 03/15/15*	1,075,000	774,000

TEXTILE-PRODUCTS — 0.0%
Invista Notes 9.25% due 05/01/12*	350,000	362,688

THEATERS — 0.1%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	250,000	223,125
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(4)	1,125,000	1,060,313

		1,283,438

TOBACCO — 0.1%
Reynolds American, Inc. Company Guar. Notes 9.75% due 06/01/18	650,000	691,478

TRANSACTIONAL SOFTWARE — 0.1%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	975,000	789,750

TRANSPORT-MARINE — 0.0%
Holt Group, Inc. Company Guar. Notes 9.75% due 01/15/06† (1)(6)(9)(12)	100,000	0

TRANSPORT-RAIL — 0.8%
Burlington North Santa Fe Corp. Notes 4.88% due 01/15/15	2,450,000	2,389,363
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/21	386,273	421,905
Norfolk Southern Corp. Senior Notes 6.75% due 02/15/11	1,295,000	1,366,002

Union Pacific Corp. Senior Notes 4.88% due 01/15/15	3,070,000	2,964,122

		7,141,392

TRANSPORT-SERVICES — 0.1%
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	820,000	830,717

VITAMINS & NUTRITION PRODUCTS — 0.1%
General Nutrition Centers, Inc. Company Guar. Notes 7.20% due 03/15/14	1,075,000	937,938

WIRE & CABLE PRODUCTS — 0.3%
Belden, Inc. Senior Sub. Notes 7.00% due 03/15/17	1,025,000	1,016,031
General Cable Corp. 5.07% due 04/01/15(5)	450,000	399,375
General Cable Corp. Company Guar. Notes 7.13% due 04/01/17	825,000	804,375
Superior Essex, Inc. Senior Notes 9.00% due 04/15/12	600,000	592,500

		2,812,281

TOTAL CORPORATE BONDS & NOTES (cost $701,216,586)		691,698,596

Foreign Corporate Bonds & Notes — 13.5%

AGRICULTURAL CHEMICALS — 0.1%
Fertinitro Finance, Inc. Company Guar. Notes 8.29% due 04/01/20*(6)(7)	1,005,000	804,000

BANKS-COMMERCIAL — 0.3%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(5)(13)	2,850,000	2,369,930

BANKS-SPECIAL PURPOSE — 0.1%
Corporacion Andina de Fomento Notes 7.38% due 01/18/11	1,185,000	1,246,820

BREWERY — 0.3%
SABMiller PLC Notes 6.50% due 07/01/16*	2,645,000	2,770,701

BROADCAST SERVICES/PROGRAM — 0.6%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	5,515,000	5,477,945

CABLE TV — 0.3%
Cox Communications, Inc. Notes 4.63% due 01/15/10	1,720,000	1,712,423
Kabel Deutschland GmbH Company Guar. Bonds 10.63% due 07/01/14	500,000	520,000
Videotron Ltd. Senior Notes 9.13% due 04/15/18*	325,000	346,125

		2,578,548

CELLULAR TELECOM — 1.0%
America Movil SA de CV Notes 5.75% due 01/15/15	3,900,000	3,929,539
Rogers Wireless, Inc. Sec. Notes 6.13% due 03/01/14	550,000	561,275
Rogers Wireless, Inc. Senior Sub. Notes 8.00% due 12/15/12	325,000	337,187
Vodafone Group PLC 5.35% due 02/27/12	2,480,000	2,523,356
Vodafone Group PLC Notes 5.63% due 02/27/17	1,790,000	1,797,733

		9,149,090

COMPUTERS-MEMORY DEVICES — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,250,000	1,193,750
SMART Modular Technologies, Inc. Sec. Notes 8.20% due 04/01/12(5)	146,000	143,080

		1,336,830

CRUISE LINES — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	600,000	568,500
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 06/15/16	350,000	322,875

		891,375

DIVERSIFIED MINERALS — 0.3%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 12/15/10	2,410,000	2,457,385

DIVERSIFIED OPERATIONS — 0.2%
Hutchison Whampoa International, Ltd. Company Guar. Notes 6.50% due 02/13/13*	890,000	932,133
Stena AB Senior Notes 7.00% due 12/01/16	250,000	242,500
Stena AB Senior Notes 7.50% due 11/01/13	375,000	375,937

		1,550,570

ELECTRIC-DISTRIBUTION — 0.5%
Hydro-Quebec Co. Company Guar. Notes 6.30% due 05/11/11	4,200,000	4,524,639

ELECTRIC-GENERATION — 0.1%
Intergen NV Sec. Notes 9.00% due 06/30/17*	675,000	705,375

ELECTRIC-INTEGRATED — 0.1%
Enersis SA Notes 7.40% due 12/01/16	600,000	650,974

ELECTRONIC COMPONENTS-MISC. — 0.2%
Koninklijke Philips Electronics N.V. Senior Notes 4.63% due 03/11/13	380,000	378,918
Koninklijke Philips Electronics N.V. Senior Notes 5.75% due 03/11/18	1,590,000	1,631,833

		2,010,751

FINANCE-OTHER SERVICES — 0.2%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	1,000,000	925,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25% due 04/01/15	700,000	640,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 10.63% due 04/01/17	625,000	543,750

		2,109,250

INSURANCE-MULTI-LINE — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/30	2,500,000	2,781,968

INVESTMENT COMPANIES — 0.2%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.50% due 11/16/11*	1,400,000	1,422,826

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.6%
Invesco PLC Notes 4.50% due 12/15/09	3,510,000	3,487,757
Invesco PLC Company Guar. Notes 5.63% due 04/17/12	2,000,000	1,955,150

		5,442,907

MEDICAL PRODUCTS — 0.2%
Covidien International Finance SA Company Guar. Bonds 6.55% due 10/15/37*	1,400,000	1,431,175

METAL-ALUMINUM — 0.0%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	295,000	269,925

METAL-DIVERSIFIED — 0.2%
Noranda, Inc. Notes 6.00% due 10/15/15	1,750,000	1,709,881

MULTIMEDIA — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	1,200,000	1,155,000

NON-FERROUS METALS — 0.2%
Codelco, Inc. Bonds 5.63% due 09/21/35*	1,600,000	1,449,994

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.3%
Canadian Natural Resources, Ltd. Notes 4.90% due 12/01/14	2,270,000	2,202,806
Canadian Natural Resources, Ltd. Bonds 5.85% due 02/01/35	3,360,000	3,103,897
EOG Co. of Canada Company Guar. Notes 7.00% due 12/01/11*	1,100,000	1,187,534
Husky Oil, Ltd. Senior Debentures 7.55% due 11/15/16	3,180,000	3,491,631
Husky Oil, Ltd. Bonds 8.90% due 08/15/28(5)	700,000	706,305
Ras Laffan Liquefied Natural Gas Co., Ltd. Sec. Notes 3.44% due 09/15/09*	588,000	590,634

		11,282,807

OIL COMPANIES-INTEGRATED — 1.6%
Conoco Funding Co. Company Guar. Notes 7.25% due 10/15/31	2,000,000	2,334,788
ConocoPhillips Australia Funding Co. Company Guar. Notes 5.50% due 04/15/13	2,460,000	2,575,664
PC Financial Partnership Notes 5.00% due 11/15/14	3,000,000	2,877,180
Petro-Canada Bonds 5.35% due 07/15/33	2,650,000	2,256,775
Qatar Petroleum Notes 5.58% due 05/30/11*	1,555,600	1,591,426
Statoil ASA Notes 5.13% due 04/30/14*	2,310,000	2,341,328

		13,977,161

OIL-FIELD SERVICES — 0.3%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	100,000	102,690
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/38	2,100,000	2,260,830

		2,363,520

PIPELINES — 0.4%
Enbridge, Inc. Senior Notes 5.60% due 04/01/17	3,870,000	3,800,452

PRECIOUS METALS — 0.5%
Barrick Gold Finance Co. Notes 4.88% due 11/15/14	4,500,000	4,318,722

SATELLITE TELECOM — 0.4%
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	2,625,000	2,661,094
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(4)	875,000	748,125
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.63% due 01/15/15	250,000	252,187

		3,661,406

SEISMIC DATA COLLECTION — 0.1%
Compagnie Generale De Geophysique SA Company Guar. Notes 7.50% due 05/15/15	275,000	283,938
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/17	650,000	671,125

		955,063

SPECIAL PURPOSE ENTITIES — 0.3%
Ceva Group PLC Senior Notes 10.00% due 09/01/14*	950,000	978,500
Digicel, Ltd. Senior Notes 9.25% due 09/01/12*	225,000	227,250
Petroplus Finance, Ltd. Company Guar. Notes 7.00% due 05/01/17*	1,225,000	1,139,250

		2,345,000

SPECIFIED PURPOSE ACQUISITIONS — 0.0%
Basell AF SCA Company Guar. Bonds 8.38% due 08/15/15*	525,000	380,625

TELECOM SERVICES — 0.1%
Digicel Group, Ltd. Senior Notes 8.88% due 01/15/15*	875,000	750,313

TELEPHONE-INTEGRATED — 1.8%
KT Corp. Notes 5.88% due 06/24/14*	3,050,000	3,022,820
Telecom Italia Capital Company Guar. Bonds 4.88% due 10/01/10	3,210,000	3,177,701
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	4,440,000	4,562,420
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/36	1,065,000	1,164,190
Telefonos de Mexico SA Notes 4.50% due 11/19/08	4,150,000	4,164,541

		16,091,672

TELEVISION — 0.2%
British Sky Broadcasting PLC Company Guar. Notes 8.20% due 07/15/09	1,500,000	1,549,978
Videotron Ltee Company Guar. Notes 6.38% due 12/15/15	325,000	303,063

		1,853,041

TRANSPORT-RAIL — 0.2%
Canadian Pacific Railway Co. Bonds 7.13% due 10/15/31	2,200,000	2,139,896

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $121,280,271)		120,217,537

Foreign Government Agencies — 1.3%

SOVEREIGN — 1.3%
United Mexican States Notes 6.63% due 03/03/15	5,150,000	5,698,475
United Mexican States Notes 6.75% due 09/27/34	2,156,000	2,386,692
United Mexican States Notes 9.88% due 02/01/10	3,250,000	3,617,250

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $11,317,644)		11,702,417

U.S. Government Agencies — 5.4%

FEDERAL HOME LOAN MTG. CORP. — 3.0%
5.50% due 04/01/37	18,195,458	18,329,571
5.92% due 07/01/36	3,554,199	3,625,533
6.00% due 10/01/37	4,893,102	5,010,209

		26,965,313

FEDERAL NATIONAL MTG. ASSOC. — 2.3%
5.50% due 11/01/35	4,150,650	4,180,595
6.00% due 01/01/37	3,267,605	3,344,330
6.00% due 09/01/37	6,425,271	6,574,775
6.50% due 03/01/29	112,968	118,021
6.50% due 06/01/29	55,972	58,476
6.50% due 08/01/29	84,943	88,769
6.50% due 11/01/31	20,161	21,019
6.50% due 05/01/32	42,831	44,587
6.50% due 08/01/37	6,069,176	6,286,259

		20,716,831

RESOLUTION FUNDING CORP — 0.1%
Resolution Funding Corp. zero coupon due 01/15/21 STRIPS(14)	640,000	353,657

TOTAL U.S. GOVERNMENT AGENCIES (cost $46,754,558)		48,035,801

U.S. Government Treasuries — 0.5%

UNITED STATES TREASURY NOTES — 0.5%
3.50% due 02/15/18	4,000,000	3,915,000
4.00% due 02/15/15(16)	500,000	520,234

TOTAL U.S. GOVERNMENT TREASURIES (cost $4,423,391)		4,435,234

Common Stock — 0.0%

CONTAINERS-METAL/GLASS — 0.0%
Russell-Stanley Holdings, Inc.†*(1)(6)(7)	1,500	0

TELECOM SERVICES — 0.0%
Virgin Media, Inc.	3,102	40,016

TOTAL COMMON STOCK (cost $177,841)		40,016

Membership Interest Certificates — 0.0%

HOME FURNISHINGS — 0.0%
CVC Claims Litigation Trust†*(1)(6)(7)	5	0

RETAIL-BEDDING — 0.0%
Sleepmaster, LLC†(1)(6)(7)	264	3

TOTAL MEMBERSHIP INTEREST CERTIFICATES (cost $85,648)		3

Preferred Stock — 0.2%

FINANCE-INVESTMENT BANKER/BROKER — 0.1%
Lehman Brothers Holdings, Inc., Class D 5.67%	30,000	1,080,000

REAL ESTATE INVESTMENT TRUSTS — 0.1%
ProLogis Trust, Series C 8.54%	20,000	1,040,600

TOTAL PREFERRED STOCK (cost $2,274,140)		2,120,600

Warrants† — 0.0%

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.0%
Neenah Enterprises, Inc. Expires 09/30/13 (strike price $.05)*(1)(6)	8,117	7,597

RADIO — 0.0%
XM Satellite Radio Holdings, Inc., Class A Expires 03/15/10 (strike price $45.24)	125	69

TOTAL WARRANTS (cost $25,250)		7,666

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $887,612,050)		878,302,699

Short-Term Investment Securities — 1.2%

TIME DEPOSIT — 1.2%
Euro Time Deposit with State Street Bank & Trust Co. 1.50% due 05/01/08 (cost $10,924,000)	10,924,000	10,924,000

TOTAL INVESTMENTS (cost $898,536,050) (15)	99.4%	889,226,699
Other assets less liabilities	0.6	5,246,822

NET ASSETS	100.0%	$894,473,521

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2008, the aggregate value of these securities was $106,983,472 representing 12.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security; see Note 1

(2)	Collateralized Mortgage Obligation

(3)	Variable Rate Security — the rate reflected is as of April 30, 2008, maturity date reflects the stated maturity date.

(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2008.

(6)	Illiquid security

(7)	To the extent permitted by the Statement of Additional Information, the Corporate Bond Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2008, the Corporate Bond Portfolio held the following restricted securities:

	Acquisition	Principal Amount/	Acquisition	Market	Market Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Fertinitro Finance, Inc. 8.29% due 04/01/20	05/14/1999	$555,000	$427,874
	05/27/1999	450,000	346,071

		1,005,000	773,945	$804,000	$80.00	0.09%
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/07	09/15/1997	50,000	51,970
	02/27/1998	25,000	26,905
	04/28/1998	50,000	52,913

		125,000	131,788	0	0.00	0.00
Nebco Evans Holding Co. 12.38% due 07/15/07	01/06/1998	125,000	125,000	0.00	0.00	0.00
Russell-Stanley Holdings, Inc. 9.00% due 11/30/08	02/05/1999	13,694	78,233	635	4.64	0.00
CVC Claims Litigation Trust Membership Interest Certificates	05/19/2006	5	9,558	0.00	0.00	0.00
Russell-Stanley Holdings, Inc. Common Stock	02/05/1999	1,500	0	0.00	0.00	0.00
SleepMaster, LLC Membership Interest Certificates	02/25/2003	264	58,497	3	0.01	0.00

				$804,638		0.09%

(8)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(9)	Company has filed Chapter 7 bankruptcy.

(10)	Company has filed Chapter 11 bankruptcy protection.

(11)	Bond in default

(12)	Bond in default of principal and interest

(13)	Perpetual maturity — maturity date reflects the next call date.

(14)	Principal Only

(15)	See Note 4 for cost of investments on a tax basis.

(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(17)	Bond in default subsequent to April 30, 2008.

STRIPS — Separate Trading of Registered Interest and Principal of Securities
See Notes to Portfolio of Investments
Open Futures Contracts

				Value as of	Unrealized
Number of		Expiration	Value at	April 30,	Appreciation
Contracts	Description	Date	Trade Date	2008	(Depreciation)

15 Long	U.S. Treasury Bonds	June 2008	1,746,093	1,753,359	$7,266

SUNAMERICA SERIES TRUST
GLOBAL BOND PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Asset Backed Securities — 6.1%		Shares/ Principal Amount**	Market Value (Note 1)

UNITED KINGDOM — 0.4%
Garanite Master Issuer PLC Series 2007-1 5A1 2.61% due 12/20/54(1)(2)	GBP	$660,000	$1,251,487

UNITED STATES — 5.7%
American Home Mtg. Assets Series 2007-1, Class A1 4.78% due 02/25/47(1)(2)		1,734,224	1,327,054
American Home Mtg. Investment Trust Series 2004-3, Class 1A 3.27% due 10/25/34(1)(2)		22,214	20,363
CIT Mtg. Loan Trust Series 2007-1, Class 2A1 3.90% due 10/25/37*(2)(5)		708,828	637,945
CIT Mtg. Loan Trust Series 2007-1, Class 2A2 4.15% due 10/25/37*(2)(5)		300,000	195,000
CIT Mtg. Loan Trust Series 2007-1, Class 2A3 4.35% due 10/25/37*(2)(5)		400,000	220,000
Countrywide Alternative Loan Trust Series 2007-OA11, Class A1A 5.46% due 11/25/47(1)(2)(5)		980,035	779,657
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 3.01% due 03/20/46(1)(2)		1,367,908	1,070,502
Countrywide Alternative Loan Trust Series 2005-82, Class A1 3.17% due 02/25/36(1)(2)		1,474,485	1,195,345
Countrywide Alternative Loan Trust Series 2005 46CB Class I A8 5.50% due 10/25/35(1)		1,743,928	1,668,653
Countrywide Alternative Loan Trust Series 2007 15CB Class A5 5.75% due 07/25/37(1)		1,869,101	1,561,284
HSBC Home Equity Loan Trust Series 2007-3, Class APT 4.00% due 11/20/36(2)		1,361,793	1,179,653
Lehman XS Trust Series 2007-7N Class 1A2 3.13% due 06/25/47(1)(2)		1,922,872	1,256,967
Residential Accredit Loans, Inc. Series 2005-QS13 Class 2A3 5.75% due 09/25/35(1)		727,977	706,753
Sequoia Mtg. Trust Series 2004-10, Class A3A 3.21% due 11/20/34(1)(2)		184,368	172,857
Structured Adjustable Rate Mtg. Loan Trust 6.00% due 11/25/37(1)(2)		1,384,148	1,053,559
Washington Mutual Alternative Mtg. Pass-Through Certificates Series-AR5 Class 4A 5.07% due 07/25/46(1)(2)		2,491,019	1,773,221
Washington Mutual Alternative Mtg. Pass-Through Certificates Series 2007-OA2 Class 2A 4.78% due 01/25/47(1)(2)		858,435	629,340
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1 6.60% due 12/28/37(1)(2)		1,774,068	1,420,750

			16,868,903

TOTAL ASSET BACKED SECURITIES (cost $21,486,969)			18,120,390

Corporate Bonds & Notes — 2.9%

AUSTRIA — 0.2%
OeBB — Infrastruktur Bau AG Company Guar. Notes 4.75% due 10/28/13		290,000	301,757
SCHIG Company Guar. Notes 4.63% due 11/21/13		260,000	268,430

			570,187

ITALY — 0.3%
Banca Pop Bergamo Capital Trust Bank Guar. Notes 8.36% due 12/15/11(2)(3)	EUR	450,000	720,852

JAPAN — 0.2%
Resona Bank, Ltd Sub. Notes 3.75% due 04/15/15(2)	EUR	420,000	616,476

LUXEMBOURG — 0.6%
European Investment Bank Notes 4.59% due 10/15/14	EUR	1,130,000	1,760,734

NETHERLANDS — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30		90,000	111,643
Imperial Tobacco Overseas BV Company Guar. Notes 7.13% due 04/01/09		570,000	581,263

			692,906

UNITED KINGDOM — 0.2%
Royal Bank of Scotland PLC Sub. Notes 5.25% due 07/22/08	EUR	900,000	717,929

UNITED STATES — 1.2%
Arch Capital Group, Ltd. Debentures 7.35% due 05/01/34		190,000	190,414
Citicorp Sub. Notes Series E 5.50% due 06/30/10	EUR	570,000	459,720
CNA Financial Corp. Senior Notes 6.60% due 12/15/08		330,000	333,273
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/22		110,000	133,794

Cox Communications, Inc. Notes 4.63% due 01/15/10		560,000	557,533
Inter-American Development Bank Notes 7.00% due 06/15/25		850,000	1,050,262
JPMorgan Chase Co. Notes 5.25% due 05/08/13	EUR	450,000	701,086

			3,426,082

TOTAL CORPORATE BONDS & NOTES (cost $7,769,207)			8,505,166

Government Agencies — 52.6%

AUSTRALIA — 0.1%
Government of Australia Bonds 6.00% due 02/15/17	AUD	450,000	416,307
AUSTRIA — 0.4%
Government of Austria Bonds 3.80% due 10/20/13	EUR	780,000	1,201,222

BELGIUM — 2.2%
Kingdom of Belgium Senior Bonds 3.75% due 03/28/09	EUR	1,700,000	2,643,527
Kingdom of Belgium Bonds 4.25% due 09/28/13	EUR	500,000	783,411
Kingdom of Belgium Bonds 4.25% due 09/28/14	EUR	1,400,000	2,193,551
Kingdom of Belgium Bonds 5.50% due 03/28/28	EUR	600,000	1,020,674

			6,641,163

CANADA — 1.4%
Government of Canada Bonds 4.50% due 06/01/15	CAD	900,000	955,407
Government of Canada Bonds 5.13% due 11/14/16	CAD	550,000	580,847
Government of Canada Bonds 5.75% due 06/01/29	CAD	1,000,000	1,215,857
Government of Canada Bonds 6.00% due 06/01/08	CAD	1,300,000	1,294,062

			4,046,173

DENMARK — 0.4%
Kingdom of Denmark Bonds 6.00% due 11/15/11	DKK	5,000,000	1,108,760

FRANCE — 3.9%
Government of France Notes 3.50% due 01/12/09	EUR	1,600,000	2,488,303
Government of France Bonds 3.75% due 04/25/21	EUR	500,000	723,170
Government of France Bonds 4.00% due 10/25/38	EUR	1,740,000	2,390,377
Government of France Bonds 5.50% due 04/25/29	EUR	1,400,000	2,408,373
Government of France Bonds 5.75% due 10/25/32	EUR	2,050,000	3,656,121

			11,666,344

GERMANY — 16.4%
Bundesrepublik Deutschland Bonds 4.00% due 07/04/16	EUR	1,200,000	1,855,809
Federal Republic of Germany Bonds 4.25% due 01/04/14	EUR	4,100,000	6,496,121
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	5,210,000	7,622,400
Federal Republic of Germany Bonds 6.25% due 01/04/24	EUR	300,000	557,780
Federal Republic of Germany Bonds 6.50% due 07/04/27	EUR	1,280,000	2,470,080
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 0.75% due 03/22/11	JPY	1,070,000,000	10,212,884
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 1.35% due 01/20/14	JPY	950,000,000	9,139,862
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 2.05% due 02/16/26	JPY	645,000,000	5,843,737
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 2.60% due 06/20/37	JPY	255,000,000	2,489,157
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 5.38% due 01/29/14	GBP	300,000	603,661
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 5.50% due 01/25/10	GBP	290,000	583,882
Landwirtschaftliche Rentenbank Govt. Guar. Notes 4.88% due 05/04/10	GBP	340,000	673,802

			48,549,175

ITALY — 12.8%
Republic of Italy Bonds 0.65% due 03/20/09	JPY	1,470,000,000	14,101,694

Republic of Italy Bonds 1.80% due 02/23/10	JPY	770,000,000	7,500,415
Republic of Italy Bonds 3.00% due 01/15/10	EUR	2,000,000	3,071,530
Republic of Italy Bonds 4.50% due 02/01/18	EUR	5,320,000	8,293,021
Republic of Italy Bonds 5.50% due 11/01/10	EUR	800,000	1,290,333
Republic of Italy Bonds 6.00% due 05/01/31	EUR	2,090,000	3,705,367

			37,962,360

JAPAN — 5.5%
Development Bank of Japan Govt. Guar. Bonds 1.75% due 03/17/17	JPY	970,000,000	9,469,555
Government of Japan Bonds 1.70% due 12/20/16	JPY	165,000,000	1,622,539
Government of Japan Bonds 1.90% due 03/20/24	JPY	450,000,000	4,252,685
Government of Japan Bonds 2.00% due 12/20/25	JPY	70,000,000	660,045
Government of Japan Bonds 2.10% due 12/20/26	JPY	35,000,000	332,310

			16,337,134

NETHERLANDS — 0.9%
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	1,750,000	2,583,042

PHILIPPINES — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/27	JPY	130,000,000	1,276,075

SPAIN — 2.6%
Kingdom of Spain Bonds 4.40% due 01/31/15	EUR	4,800,000	7,586,478

SWEDEN — 0.4%
Kingdom of Sweden Bonds 5.00% due 01/28/09	SEK	4,700,000	789,522
Kingdom of Sweden Debentures Series 1041 6.75% due 05/05/14	SEK	2,300,000	438,533

			1,228,055
UNITED STATES — 5.2%
Federal Home Loan Bank 5.00% due 03/14/14		2,800,000	2,974,751
Federal Home Loan Mtg. Corp. 7.00% due 11/01/37		5,328,348	5,614,051
Federal National Mtg. Assoc. 7.00% due 03/01/38		6,333,956	6,669,953

			15,258,755

TOTAL GOVERNMENT AGENCIES (cost $139,310,033)			155,861,043

Government Treasuries — 13.0%

AUSTRIA — 2.4%
Republic of Austria Treasury Notes 5.50% due 01/15/10	EUR	4,500,000	7,197,976

ITALY — 1.7%
Italy Buoni Poliennali Del Tesoro Bonds 4.00% due 02/01/37	EUR	580,000	767,658
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 10/15/12	EUR	2,140,000	3,350,460
Italy Buoni Poliennali Del Tesoro Bonds 5.00% due 08/01/34	EUR	610,000	952,800

			5,070,918

UNITED KINGDOM — 2.5%
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/32	GBP	1,490,000	2,796,072
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	850,000	1,618,904
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	900,000	1,800,512
United Kingdom Gilt Treasury Bonds 8.75% due 08/25/17	GBP	400,000	1,030,608

			7,246,096

UNITED STATES — 6.4%
United States Treasury Bonds 1.75% due 01/15/28		2,172,338	2,070,849
United States Treasury Bonds 6.63% due 02/15/27		1,500,000	1,902,774
United States Treasury Bonds 7.50% due 11/15/24		540,000	733,557
United States Treasury Bonds 8.00% due 11/15/21		5,650,000	7,770,959

United States Treasury Notes 4.63% due 07/31/12		5,000,000	5,333,595
United States Treasury Notes 5.25% due 11/15/28		1,020,000	1,118,653

			18,930,387

TOTAL GOVERNMENT TREASURIES (cost $35,936,848)			38,445,377

Preferred Stock — 0.3%

UNITED KINGDOM — 0.1%
Fortis Capital Co. Class A 6.25%(2)	EUR	320	459,691

UNITED STATES — 0.2%
BCI US Funding Trust II 6.32%(2)	EUR	340,000	525,585

TOTAL PREFERRED STOCK (cost $880,960)			985,276

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $205,384,017)			221,917,252

Short-Term Investment Securities — 22.9%

COMMERCIAL PAPER — 12.5%
Bank Nederlandse Gemeenten NV 0.80% due 05/07/08		7,000,000	6,996,543
Caixa Geral De Depositos 1.89% due 06/30/08		10,000,000	9,952,396
Depfa Bank PLC 0.88% due 05/27/08		10,000,000	9,978,141
Ulster Bank Finance PLC 1.91% due 06/30/08		10,000,000	9,952,840

			36,879,920

TIME DEPOSITS — 10.4%
Euro Time Deposit with State Street Bank & Trust Co. 1.50% due 05/01/08		30,843,000	30,843,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $67,722,920)			67,722,920

TOTAL INVESTMENTS — (cost $273,106,937)(4)		97.8%	289,640,172
Other assets less liabilities		2.2	6,628,574

NET ASSETS —		100.0%	$296,268,746

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2008, the aggregate value of these securities was $1,052,945 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	In United States dollars unless otherwise indicated.

(1)	Collateralized Mortgage Obligation.

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2008.

(3)	Perpetual maturity — maturity date reflects the next call date.

(4)	See Note 4 for cost of investments on a tax basis.

(5)	Fair valued security; see note 1
Open Futures Contracts

				Value as of	Unrealized
Number of		Expiration	Value at	April 30,	Appreciation
Contracts	Description	Date	Trade Date	2008	(Depreciation)

27 Short	Euro Dollar Futures	June 2008	$6,618,284	$6,569,438	$48,846
116 Long	Euro-BOBL	June 2008	20,151,901	19,658,354	(493,547)
15 Long	Euro-Bund	June 2008	2,659,668	2,663,934	4,266
15 Long	LIF Long Gilt	June 2008	3,245,167	3,217,106	(28,061)
1 Long	Tokyo Stock Exchange	June 2008	1,331,935	1,302,746	(29,189)
12 Long	Toronto Stock Exchange	June 2008	1,964,931	1,940,022	(24,909)
10 Short	U.S. Treasury 2 Year Note	June 2008	2,138,576	2,126,875	11,701
504 Long	U.S. Treasury 5 Year Note	June 2008	57,044,149	56,440,125	(604,024)
158 Long	U.S. Treasury 10 Year Note	June 2008	18,428,736	18,298,375	(130,361)
341 Short	U.S. Treasury Long Bond	June 2008	39,446,613	39,859,703	(413,090)

					$(1,658,368)

Open Forward Foreign Currency Contracts

					Gross
Contract to		In Exchange		Delivery	Unrealized
Deliver		For		Date	Appreciation

CAD	$2,567,141	USD	$2,605,234	6/18/2008	$57,301
* CHF	8,083,088	USD	7,944,000	6/18/2008	138,141
* EUR	2,430,956	USD	3,790,720	6/03/2008	332
* EUR	22,626,537	USD	35,254,480	6/18/2008	1,820
* GBP	184,142	USD	368,675	5/21/2008	3,055
* JPY	1,624,945,031	USD	16,052,000	6/18/2008	379,556
* NOK	13,913,648	USD	2,742,000	6/18/2008	21,137
* NZD	17,243,526	USD	13,514,553	6/18/2008	146,642
* SEK	16,237,329	USD	2,742,000	6/18/2008	36,951
* USD	10,691,223	AUD	11,633,951	6/18/2008	216,661
USD	1,172,967	CAD	1,197,423	7/15/2008	15,273
USD	375,116	DKK	1,829,140	6/12/2008	6,920
* USD	6,232,741	GBP	3,185,011	5/21/2008	91,187
* USD	2,718,000	NOK	14,016,182	6/18/2008	22,914
* USD	5,375,732	SEK	32,546,139	6/18/2008	46,275

					$1,184,165

					Gross
Contract to		In Exchange		Delivery	Unrealized
Deliver		For		Date	Depreciation

* AUD	11,752,127	USD	10,723,000	7/16/2008	$(295,685)
* GBP	8,023,386	USD	15,895,888	6/18/2008	(3,161)
USD	2,544,000	CAD	2,516,169	7/16/2008	(46,658)
* USD	7,849,684	CHF	7,992,364	6/18/2008	(131,437)
* USD	28,154,481	EUR	18,027,709	6/03/2008	(45,374)
* USD	24,529,519	EUR	15,666,071	6/18/2008	(121,423)
* USD	10,646,000	GBP	5,342,922	6/18/2008	(58,527)
* USD	23,001,453	JPY	2,365,649,469	5/21/2008	(221,743)
* USD	16,123,100	JPY	1,625,207,015	6/18/2008	(448,129)
* USD	8,062,000	NZD	10,152,944	6/18/2008	(191,008)

					$(1,563,145)

Net Unrealized Appreciation (Depreciation)					$(378,980)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar	EUR — Euro Dollar	NZD — New Zealand Dollar
CAD — Canada Dollar	GBP — British Pound	SEK — Swedish Krona
CHF — Swiss Franc	JPY — Japanese Yen	USD — United States Dollar
DKK — Danish Krone	NOK — Norwegian Krone
INTEREST RATE SWAP CONTRACTS #

			Rates Exchanged		Upfront Payments	Gross
	Notional Amount	Termination	Payments received	Payments made by	made (Received) by	Unrealized
Swap Counterparty	(000’s)	Date	by the Portfolio	the Portfolio	the Portfolio	Appreciation

Barclay’s Bank	GBP 8,490	05/17/12	12 month UKRPI	2.860%	$0	$135,278
	GBP 870	05/24/12	12 month UKRPI	2.860%	565	192,399
	GBP 530	05/31/12	12 month UKRPI	2.890%	0	8,294
	USD 5,430	06/18/13	3 month LIBOR	4.500%	(243,443)	82,056
	USD 11,610	06/18/13	3 month LIBOR	4.500%	(348,892)	3,826
	SEK 2,900	06/18/13	3 month SKOF	4.750%	(1,997)	427
	USD 3,100	06/18/13	4.500%	3 month LIBOR	83,361	0
	GBP 900	05/17/17	6 month UKRPI	5.202%	0	10,971
	SEK 15,000	06/18/18	3 month SKOF	4.750%	(11,468)	22,638
	USD 3,580	12/20/27	3 month LIBOR	6.000%	(41,527)	622,322
	USD 1,930	12/20/27	6.000%	3 month LIBOR	16,809	296,301
	USD 6,000	12/20/27	6.000%	3 month LIBOR	(8,091)	190,801
	USD 2,470	12/20/27	6.000%	3 month LIBOR	(3,117)	78,332
	USD 2,390	12/20/27	6.000%	3 month LIBOR	(1,513)	74,293
	USD 3,125	12/20/27	6.000%	3 month LIBOR	56,401	26,239
	USD 1,500	12/20/27	6.000%	3 month LIBOR	23,963	21,715
	USD 1,300	06/18/28	5.250%	3 month LIBOR	76,812	3,297
	USD 490	06/18/28	5.250%	3 month LIBOR	26,968	0
Citibank NA	USD 2,700	09/21/11	5.600%	3 month LIBOR	5,318	177,487
	JPY 325,000	06/18/15	6 month JYOR	1.500%	(26,930)	31,740
	USD 3,340	12/20/27	6.000%	3 month LIBOR	(7,743)	109,452
	USD 5,120	12/20/27	6.000%	3 month LIBOR	87,226	68,687
	USD 1,820	12/20/27	3 month LIBOR	6.000%	(4,020)	59,442
	USD 3,910	12/20/27	6.000%	3 month LIBOR	74,706	44,360
	USD 4,320	12/20/27	3 month LIBOR	6.000%	(155,198)	23,646
	USD 3,125	12/20/27	6.000%	3 month LIBOR	60,249	22,390
	USD 6,850	12/20/27	3 month LIBOR	6.000%	2,980	1,108,318
	USD 1,520	06/18/28	5.250%	3 month LIBOR	88,892	4,774
	USD 2,750	06/20/28	3 month LIBOR	5.600%	(19,828)	0
	USD 680	06/18/38	3 month LIBOR	5.250%	(28,413)	325,458
	EUR 220	06/18/38	4.750%	6 month EURO	(4,408)	4,408
Credit Suisse First Boston
International (London)	EUR 1,920	06/08/10	4.250%	6 month EURO	3,475	57,076
	USD 10,620	06/18/11	3 month LIBOR	4.500%	(410,198)	93,601
	SEK 21,500	06/18/18	3 month SKOF	4.750%	6,498	9,511
	SEK 16,000	06/18/18	3 month SKOF	4.750%	(19,648)	7,734
	USD 3,070	12/20/27	6.000%	3 month LIBOR	9,824	86,757
	USD 2,480	06/18/38	3 month LIBOR	5.250%	(155,692)	314,257
Deutsche Bank AG	EUR 4,170	06/18/09	4.500%	6 month EURO	(16,360)	57,918
	JPY 371,000	12/17/10	1.160%	6 month JYOR	0	38,079
	USD 10,350	11/20/15	4.8300%	3 month LIBOR	0	339,164
	JPY 459,000	12/17/15	6 month JYOR	1.699%	0	42,401
	JPY 483,000	12/17/15	6 month JYOR	1.691%	0	42,039
	JPY 235,000	12/17/15	6 month JYOR	1.670%	0	17,339
	JPY 177,000	12/17/15	6 month JYOR	1.702%	0	16,715
	JPY 349,000	06/18/18	1.750%	6 month JYOR	(15,638)	10,294
	EUR 1,580	06/18/38	4.750%	6 month EURO	53,506	104,116
	USD 3,300	06/18/38	3 month LIBOR	5.250%	(247,949)	36,955
	JPY 93,000	12/17/38	2.594%	6 month JYOR	0	11,737
	JPY 98,000	12/17/38	2.585%	6 month JYOR	0	10,607
	JPY 36,000	12/17/38	2.595%	6 month JYOR	0	4,640
	JPY 48,000	12/17/38	2.570%	6 month JYOR	0	3,708
	JPY 48,000	12/17/38	2.540%	6 month JYOR	0	733
Lehman Brothers	EUR 8,900	06/18/10	4.250%	6 month EURO	(69,902)	17,957
	EUR 4,870	03/18/11	4.340%	6 month EURO	0	12,476
	EUR 2,460	03/18/11	4.353%	6 month EURO	0	7,196
	EUR 2,570	03/18/11	4.28%	6 month EURO	0	0
	EUR 7,720	03/18/11	4.327%	6 month EURO	0	0
	EUR 2,450	03/18/16	6 month EURO	4.440%	0	0
	EUR 7,370	03/18/16	6 month EURO	4.500%	0	0
	EUR 1,840	03/18/24	4.865%	6 month EURO	0	20,775
	EUR 930	03/18/24	4.907%	6 month EURO	0	16,809
	EUR 970	03/18/24	4.805%	6 month EURO	0	0
	EUR 2,910	03/18/24	4.875%	6 month EURO	0	0
	USD 3,340	12/20/27	6.000%	3 month LIBOR	(389)	102,098
	JPY 81,000	12/17/38	2.647%	6 month JYOR	0	19,226
Merril Lynch Capital Markets	GBP 1,480	06/18/13	6 month UKRPI	5.250%	(48,934)	50,015

Morgan Stanley Capital Services	USD 38,840	06/18/13	3 month LIBOR	4.500%	(1,593,558)	439,177
	EUR 2,340	06/18/13	6 month EURO	4.250%	(18,097)	35,526
	USD 38,250	06/18/23	5.250%	3 month LIBOR	2,095,524	317,890
	USD 3,030	12/20/27	6.000%	3 month LIBOR	8,252	84,017
	USD 1,950	12/20/27	6.000%	3 month LIBOR	37,001	22,380
	USD 680	06/18/28	3 month LIBOR	5.250%	(52,317)	10,414
The Royal Bank of Canada	GBP 3,100	04/24/13	5.324%	6 month UKRPI	0	5,331
	GBP 1,540	04/25/13	5.376%	6 month UKRPI	0	9,330
	GBP 1,290	04/29/13	5.302%	6 month UKRPI	0	0
	CAD 2,490	04/29/13	3 month CDOR	3.802%	0	0
	GBP 730	04/30/13	5.295%	6 month UKRPI	0	0
	CAD 1,450	04/30/13	3 month CDOR	3.750%	0	0
The Royal Bank of Scotland	EUR 4,000	06/18/10	4.250%	6 month EURO	(29,659)	6,312
	GBP 1,130	06/11/12	12 month UKRPI	3.055%	0	15,938
UBS AG	CAD 890	06/18/13	4.750%	3 month CDOR	17,555	24,155
	AUD 1,110	06/18/13	6 month BBSW	7.250%	(4,112)	14,141
	JPY 1,242,000	06/18/13	1.250%	6 month JYOR	(71,554)	2,082
	USD 2,230	06/18/38	3 month LIBOR	5.250%	(143,129)	549

						$6,288,526

			Rates Exchanged		Upfront Payments	Gross
	Notional Amount	Termination	Payments received	Payments made by	made (Received) by	Unrealized
Swap Counterparty	(000’s)	Date	by the Portfolio	the Portfolio	the Portfolio	Depreciation

Barclay’s Bank	GBP 480	06/07/12	12 month UKRPI	3.000%	0	(10,943)
	EUR 11,485	06/18/13	6 month EURO	4.250%	52,439	(137,984)
	GBP 8,490	05/17/17	3.050%	12 month UKRPI	0	(241,642)
	GBP 90	05/24/17	6 month UKRPI	5.217%	0	(1,198)
	GBP 870	05/24/17	3.050%	12 month UKRPI	0	(203,779)
	GBP 60	05/31/17	6 month UKRPI	5.237%	0	(887)
	GBP 530	05/31/17	3.075%	12 month UKRPI	0	(14,849)
	GBP 50	06/07/17	6 month UKRPI	5.627%	0	(1,115)
	GBP 480	06/07/17	3.132%	12 month UKRPI	0	(12,955)
	SEK 19,500	06/18/18	3 month SKOF	4.750%	14,839	(318)
	EUR 1,700	06/18/18	4.500%	6 month EURO	17,891	(34,833)
	USD 1,200	12/20/27	6.000%	3 month LIBOR	38,864	(2,322)
	USD 3,530	12/20/27	6.000%	3 month LIBOR	111,764	(4,269)
	USD 5,090	12/20/27	6.000%	3 month LIBOR	46,273	(201,272)
	USD 2,230	06/18/28	3 month LIBOR	5.250%	(133,507)	(3,912)
	USD 4,060	06/18/28	3 month LIBOR	5.250%	(222,379)	(27,809)
	EUR 2,050	06/18/38	4.750%	6 month EURO	27,633	(53,885)
Citibank NA	USD 120	6/12/17	6 month UKRPI	5.404%	0	(6,267)
	JPY 813,000	04/25/18	1.645%	6 month JYOR	0	(69,920)
	USD 3,130	12/20/27	3 month LIBOR	6.000%	(94,161)	(1,153)
	USD 4,070	12/20/27	3 month LIBOR	6.000%	(113,769)	(10,169)
	USD 3,550	12/20/27	3 month LIBOR	6.000%	(73,444)	(34,660)
	USD 2,930	12/20/27	3 month LIBOR	6.000%	(50,391)	(38,879)
	USD 600	06/18/28	3 month LIBOR	5.250%	(6,312)	(30,662)
	EUR 1,350	06/18/38	4.750%	6 month EURO	37,542	(54,830)
Credit Suisse First Boston
International (London)	EUR 3,000	06/18/10	4.250%	6 month EURO	8,479	(25,988)
	SEK 58,700	06/18/18	3 month SKOF	4.750%	83,600	(39,890)
	EUR 8,661	06/18/18	4.500%	6 month EURO	(11,253)	(75,061)
	USD 3,410	12/20/27	3 month LIBOR	6.000%	(88,739)	(15,101)
	USD 15,210	12/20/27	3 month LIBOR	6.000%	(6,393)	(456,778)
	USD 1,840	06/20/28	3 month LIBOR	5.600%	(8,053)	(10,453)
	USD 1,840	06/20/28	5.600%	3 month LIBOR	18,014	(18,014)
	USD 260	06/18/38	5.250%	3 month LIBOR	(15,721)	(902)
	EUR 1,350	06/18/38	4.750%	6 month EURO	(4,834)	(12,454)
	USD 1,700	06/18/38	3 month LIBOR	5.250%	(89,500)	(19,194)
	EUR 2,050	06/18/38	4.750%	6 month EURO	22,570	(48,821)
	EUR 2,000	06/18/38	4.750	6 month EURO	47,055	(72,666)
Deutsche Bank AG	EUR 3,700	06/18/10	4.250%	6 month EURO	13,116	(34,711)
	EUR 29,790	06/18/10	4.250%	6 month EURO	316,053	(489,922)
	USD 11,740	11/22/10	3 month LIBOR	4.170%	0	(168,792)
	JPY 279,000	12/17/10	1.182%	6 month JYOR	0	(1,183)
	JPY 371,000	12/17/10	1.170%	6 month JYOR	0	(2,446)
	JPY 763,000	12/17/10	1.183%	6 month JYOR	0	(3,235)
	JPY 726,000	12/17/10	1.181%	6 month JYOR	0	(3,256)
	JPY 235,000	12/17/15	6 month JYOR	1.641%	0	(6,061)
	USD 1,370	06/18/18	3 month LIBOR	12 month UKRPI	(5,703)	(60,516)
	USD 1,870	12/20/27	3 month LIBOR	6.000%	(52,231)	(4,714)
	USD 3,250	06/18/38	3 month LIBOR	5.250%	(206,715)	(1,082)
	EUR 2,700	06/18/38	4.750%	6 month EURO	(6,544)	(28,031)
	USD 2,880	11/22/38	3 month LIBOR	5.257%	0	(158,548)
Lehman Brothers	EUR 7,700	06/18/10	4.250%	6 month EURO	2,681	(2,681)
	JPY 633,000	12/17/10	1.187%	6 month JYOR	0	(2,088)
	JPY 401,000	12/17/15	6 month JYOR	1.709%	0	(39,546)
	EUR 4,650	03/18/16	6 month EURO	4.503%	0	(33,969)
	EUR 2,340	03/18/16	6 month EURO	4.535%	0	(50,879)
	USD 2,920	12/20/27	3 month LIBOR	6.000%	(47,309)	(41,611)
	USD 6,840	06/20/28	3 month LIBOR	5.600%	(53,643)	(15,153)
	EUR 4,400	06/18/38	4.750%	6 month EURO	(9,154)	(47,190)
	USD 5,500	06/18/38	3 month LIBOR	5.250%	(95,164)	(256,492)
Merril Lynch Capital Markets	CAD 1,230	06/18/13	3 month CDOR	4.750%	(46,881)	(10,763)
	JPY 200,000	04/27/18	1.672%	6 month JYOR	0	(12,387)
	EUR 310	6/18/38	4.750%	6 month EURO	1,202	(5,171)
Morgan Stanley Capital Services	EUR 6,500	06/18/10	4.250%	6 month EURO	19,209	(57,146)
	JPY 637,000	06/18/13	1.250%	6 month JYOR	63,455	(99,085)
	JPY 804,000	06/18/13	1.250%	6 month JYOR	73,663	(118,634)
	JPY 440,000	04/25/18	1.624%	6 month JYOR	0	(46,134)
	USD 4,100	12/20/27	3 month LIBOR	6.000%	(42,476)	(82,376)
The Royal Bank of Canada	GBP 1,550	04/23/13	5.288%	6 month UKRPI	0	(2,263)
	CAD 2,990	04/23/13	3 month CDOR	3.740%	0	(6,235)
	CAD 5,980	04/24/13	3 month CDOR	3.826%	0	(35,463)
	CAD 2,960	04/25/13	3 month CDOR	3.899%	0	(22,960)
	AUD 850	06/18/13	6 month BBSW	7.250%	15,404	(7,723)
The Royal Bank of Scotland
UBS AG	GBP 1,130	06/12/17	3.165%	12 month UKRPI	(7,174)	(22,784)
	EUR 5,300	06/18/10	4.250%	6 month EURO	3,650	(34,584)
	JPY 150,000	06/18/18	1.750%	6 month JYOR	32,677	(34,974)
	EUR 1,780	06/18/38	4.750%	6 month EURO	51,029	(73,822)
	USD 2,500	06/18/38	3 month LIBOR	5.250%	(15,175)	(144,669)

					$(1,355,365)	$(4,265,113)

Total						$2,023,413

#	Illiquid Security

BBSW — Australian Bank Bill Swap Reference	JYOR — Japanese Yen Offered Rate	UK RPI — United Kingdom Retail Price Index
Rate CDOR — Canadian Dollar Offered Rate	LIBOR — London Interbank Offered Rate	ZDOR — New Zealand Dollar Offered Rate
EURO — Euro Offered Rate	SKOF — Swedish Krona Offered Rate

Industry Allocation*
Foreign Government Agencies	50.0%
Banks-Commercial	13.2
Time Deposits	10.4
Banks-Special Purpose	10.4
Collateralized Mortgage Obligation — Other	4.1
Federal National Mtg. Assoc.	2.3
Federal Home Loan Mtg. Corp.	1.9
Asset Backed Securities	1.3
Federal Home Loan Bank	1.0
SupraNational	0.6
Home Equity Other	0.4
Finance-Investment Banker/Broker	0.4
Banks-Money Center	0.4
Diversified Financial Services	0.4
Banks-Cooperative	0.2
Cable TV	0.2
Tobacco	0.2
Insurance-Multi-line	0.1
Transport-Rail	0.1
Special Purpose Entities	0.1
Insurance-Property/Casualty	0.1

97.8%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
HIGH-YIELD BOND PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Convertible Bonds & Notes — 0.7%	Principal Amount/ Shares	Market Value (Note 1)

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.3%
Advanced Micro Devices, Inc. Senior Notes 6.00% due 05/01/15*	$50,000	$31,625
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*	1,650,000	783,750

		815,375

MEDICAL-BIOMEDICAL/GENE — 0.1%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	250,000	176,563

TELECOM SERVICES — 0.3%
ICO North America, Inc. Notes 7.50% due 08/15/09(1)(2)(3)	1,172,000	1,019,640

TOTAL CONVERTIBLE BONDS & NOTES (cost $2,819,000)		2,011,578

Corporate Bonds & Notes — 73.6%

AGRICULTURAL CHEMICALS — 1.1%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	515,000	525,300
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	515,000	553,625
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	1,975,000	2,162,625

		3,241,550

AIRLINES — 1.0%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	2,625,000	2,428,125
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	425,000	412,250
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	170,109	169,684

		3,010,059

APPLICATIONS SOFTWARE — 0.2%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	625,000	643,750

AUTO-CARS/LIGHT TRUCKS — 1.2%
Ford Motor Co. Debentures 6.38% due 02/01/29	2,160,000	1,393,200
General Motors Corp. Debentures 8.25% due 07/15/23	2,525,000	1,887,437
General Motors Corp. Senior Bonds 8.38% due 07/15/33	348,000	264,915

		3,545,552

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.5%
Lear Corp. Senior Notes 8.75% due 12/01/16	1,055,000	991,700
Visteon Corp. Senior Notes 8.25% due 08/01/10	540,000	475,200

		1,466,900

AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT — 0.0%
Exide Corp. Notes 10.00% due 03/15/25†(1)(2)	1,975,000	0

BEVERAGES-NON-ALCOHOLIC — 0.2%
Cott Beverages USA, Inc. Company Guar. Notes 8.00% due 12/15/11	715,000	602,388

BROADCAST SERVICES/PROGRAM — 0.1%
Nexstar Finance, Inc. Senior Notes 11.38% due 04/01/13(4)	159,795	156,999

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.6%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	1,550,000	1,542,250
NTK Holdings, Inc. 10.75% due 03/01/14(4)	865,000	371,950

		1,914,200

BUILDING PRODUCTS-WOOD — 0.2%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15	765,000	516,375

CABLE TV — 2.1%
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	2,682,000	2,440,620
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 11.00% due 10/01/15	3,374,000	2,589,545
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	850,000	782,000
Charter Communications Operating LLC Senior Notes 8.00% due 04/30/12	625,000	603,125

		6,415,290

CASINO HOTELS — 2.9%
Eldorado Casino Corp. Sec. Bonds 10.00% due 08/01/12(2)(5)	2,046,934	1,995,761

Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(2)	3,250,000	3,250,000
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/15	1,630,000	1,422,175
Seminole Hard Rock Entertainment, Inc. Sec. Notes 5.30% due 03/15/14*(6)	675,000	565,312
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	1,625,000	1,600,625

		8,833,873

CASINO SERVICES — 0.4%
Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	1,200,000	1,080,000

CELLULAR TELECOM — 1.2%
Centennial Communications Corp. Senior Notes 8.45% due 01/01/13(6)	1,197,000	1,140,142
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	613,000	619,130
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	175,000	182,438
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	580,000	569,850
Rural Cellular Corp. Senior Sub. Notes 6.08% due 06/01/13(6)	1,200,000	1,212,000

		3,723,560

CHEMICALS-SPECIALTY — 3.2%
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	2,725,000	2,874,875
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	1,030,000	1,040,300
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	3,700,000	3,246,750
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	2,765,000	2,377,900

		9,539,825

COMPUTER SERVICES — 0.5%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,475,000	1,393,875

COMPUTERS-INTEGRATED SYSTEMS — 0.2%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	600,000	504,000

CONSUMER PRODUCTS-MISC. — 0.5%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	340,000	299,200
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	190,000	187,150
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(4)	940,000	902,400

		1,388,750

CONTAINERS-METAL/GLASS — 1.2%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	325,000	280,312
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	1,365,000	1,276,275
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	2,019,000	2,099,760

		3,656,347

CONTAINERS-PAPER/PLASTIC — 0.6%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	610,000	555,100
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	1,480,000	1,250,600

		1,805,700

DATA PROCESSING/MANAGEMENT — 0.4%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	1,495,000	1,341,763

DECISION SUPPORT SOFTWARE — 0.3%
Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	1,200,000	1,008,000

DIRECT MARKETING — 0.6%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	1,825,000	1,701,813

DIVERSIFIED MANUFACTURING OPERATIONS — 0.9%
Harland Clarke Holdings Corp. Notes 7.43% due 05/15/15(6)	525,000	380,625
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	850,000	687,437
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	575,000	448,500

Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	1,215,000	1,208,925

		2,725,487

ELECTRIC-GENERATION — 2.4%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	1,960,000	1,974,700
Edison Mission Energy Senior Notes 7.63% due 05/15/27	865,000	842,294
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series C 9.68% due 07/02/26	350,000	392,000
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	301,008	325,089
The AES Corp. Senior Notes 7.75% due 10/15/15	960,000	991,200
The AES Corp. Senior Notes 8.00% due 10/15/17	2,500,000	2,606,250

		7,131,533
ELECTRIC-INTEGRATED — 2.2%
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	1,055,000	1,123,575
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	1,395,000	1,447,312
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,105,000	1,082,900
Southern Energy, Inc. Notes 7.90% due 07/15/09†(1)(2)(3)	4,750,000	0
Texas Competitive Electric Holdings Co. LLC Senior Notes Class A 10.25% due 11/01/15*	315,000	328,388
Texas Competitive Electric Holdings Co. LLC Senior Notes Class B 10.25% due 11/01/15*	1,845,000	1,923,412
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.50% due 11/01/16*	825,000	844,594

		6,750,181

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.7%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	700,000	570,500
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	665,000	636,737
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14	1,030,000	847,175
Spansion, Inc. Senior Notes 11.25% due 01/15/16*	60,000	38,400

		2,092,812

ENERGY-ALTERNATE SOURCES — 0.3%
VeraSun Energy Corp. Senior Notes 9.38% due 06/01/17*	340,000	224,400
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	625,000	573,438

		797,838

FINANCE-AUTO LOANS — 2.5%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	5,085,000	4,894,963
GMAC LLC Senior Notes 6.88% due 09/15/11	3,005,000	2,504,136

		7,399,099

FOOD-MISC. — 0.2%
Wornick Co. Sec. Notes 10.88% due 07/15/11†(7)(8)	1,100,000	605,000

FUNERAL SERVICES & RELATED ITEMS — 0.5%
Service Corp. International Senior Notes 7.00% due 06/15/17	905,000	907,262
Service Corp. International Senior Notes 7.63% due 10/01/18	3,000	3,139
Service Corp. International Debentures 7.88% due 02/01/13	625,000	626,562

		1,536,963

GAMBLING (NON-HOTEL) — 0.9%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	1,250,000	950,000
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*(7)(19)	975,000	897,000
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	782,000	754,630

		2,601,630

HOME FURNISHINGS — 0.4%
Simmons Co. Company Guar. Notes 7.88% due 01/15/14	590,000	520,646

Simmons Co. Senior Notes 10.00% due 12/15/14(4)	1,094,000	784,945

		1,305,591

HOTELS/MOTELS — 0.4%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	680,000	603,500
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	775,000	734,313

		1,337,813

HUMAN RESOURCES — 0.1%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	425,000	429,250

INDEPENDENT POWER PRODUCERS — 1.3%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	2,370,000	2,441,100
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	350,000	385,875
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	1,170,000	1,219,725

		4,046,700

INSURANCE BROKERS — 0.6%
USI Holdings Corp. Senior Notes 6.55% due 11/15/14*(6)	653,000	515,870
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	1,675,000	1,323,250

		1,839,120

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.4%
LVB Acquisition Merger Sub, Inc. Senior Notes 10.00% due 10/15/17*	740,000	793,650
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	2,060,000	2,183,600
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	1,150,000	1,221,875

		4,199,125

MEDICAL INFORMATION SYSTEMS — 0.4%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,575,000	1,299,375

MEDICAL PRODUCTS — 0.9%
ReAble Therapeutics Finance LLC Company Guar. Notes 11.75% due 11/15/14	1,205,000	1,111,612
Universal Hospital Services, Inc. Senior Sec. Notes 8.29% due 06/01/15(6)	1,240,000	1,171,800
Universal Hospital Services, Inc. Senior Bonds 8.50% due 06/01/15	325,000	331,500

		2,614,912

MEDICAL-HMO — 0.8%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	2,400,000	2,328,000

MEDICAL-HOSPITALS — 4.3%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	3,555,000	3,697,200
HCA, Inc. Senior Notes 6.25% due 02/15/13	1,155,000	1,051,050
HCA, Inc. Senior Notes 8.75% due 09/01/10	240,000	246,600
HCA, Inc. Senior Notes 9.13% due 11/15/14	150,000	159,000
HCA, Inc. Senior Notes 9.25% due 11/15/16	4,405,000	4,735,375
HCA, Inc. Senior Notes 9.63% due 11/15/16	1,325,000	1,422,719
IASIS Healthcare LLC / IASIS Capital Corp. Bank Guar. Notes 8.75% due 06/15/14	1,655,000	1,696,375

		13,008,319

MEDICAL-NURSING HOMES — 0.3%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	850,000	858,500

METAL-DIVERSIFIED — 1.7%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	2,460,000	2,718,300
Noranda Aluminium Acquisition Corp. Senior Notes 8.74% due 05/15/15*	2,320,000	1,960,400
Noranda Aluminium Holding Corp. Senior Notes 10.49% due 11/15/14*	700,000	525,000

		5,203,700

MULTIMEDIA — 0.2%
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11	725,000	723,188

NON-FERROUS METALS — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(2)(9)(10)	600,000	0

NON-HAZARDOUS WASTE DISPOSAL — 0.6%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	1,280,000	1,280,000
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	550,000	571,313
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	115,000	112,700

		1,964,013

OFFICE AUTOMATION & EQUIPMENT — 0.5%
IKON Office Solutions, Inc. Senior Notes 7.70% due 01/01/12*(6)	1,370,000	1,373,425

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.3%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	750,000	798,750
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	365,000	374,125
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	1,325,000	1,235,562
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,105,000	1,005,550
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	690,000	690,000
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	600,000	539,250
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	590,000	542,800
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	100,000	94,000
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	1,115,000	1,031,375
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,495,000	1,472,575
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	375,000	346,875
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	1,405,000	1,285,575
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	650,000	406,250

		9,822,687

OIL-FIELD SERVICES — 0.8%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	725,000	699,625
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	650,000	677,625
Key Energy Services, Inc. Senior Notes 8.38% due 12/01/14*	500,000	517,500
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	628,434	660,552

		2,555,302

PAPER & RELATED PRODUCTS — 1.1%
Bowater, Inc. Notes 6.50% due 06/15/13	930,000	548,700
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	1,030,000	690,100
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	790,000	782,100
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	440,000	435,600
NewPage Corp. Senior Notes 10.00% due 05/01/12*	690,000	736,575

		3,193,075

PHYSICIANS PRACTICE MANAGEMENT — 0.8%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	2,320,000	2,343,200

PIPELINES — 2.8%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	740,000	767,750
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	765,000	795,600
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	1,100,000	1,166,000

Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	1,565,000	1,567,545
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	1,155,000	1,191,094
MarkWest Energy Partners Senior Notes 8.75% due 04/15/18	550,000	570,625
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	1,000,000	1,035,000
NGC Corp Capital Trust Company Guar. Bonds 8.32% due 06/01/27	1,375,000	1,275,312

		8,368,926

POULTRY — 0.2%
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	605,000	538,450

PRINTING-COMMERCIAL — 0.2%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	665,000	591,850

PUBLISHING-PERIODICALS — 1.1%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	325,000	319,312
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	1,725,000	1,121,250
R.H. Donnelley Corp. Senior Notes 6.88% due 01/15/13	500,000	320,000
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17*	475,000	306,375
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	1,745,000	1,247,675

		3,314,612

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	1,505,000	1,469,256

RECYCLING — 0.7%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	3,055,000	2,245,425

RENTAL AUTO/EQUIPMENT — 0.6%
Rental Service Corp. Notes 9.50% due 12/01/14	980,000	877,100
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	1,035,000	892,688

		1,769,788

RESEARCH & DEVELOPMENT — 0.3%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	1,200,000	763,500

RETAIL-DRUG STORE — 0.7%
Rite Aid Corp. Senior Notes 9.25% due 06/01/13	275,000	236,500
Rite Aid Corp. Senior Notes 9.50% due 06/15/17	2,445,000	1,998,787

		2,235,287

RETAIL-PETROLEUM PRODUCTS — 0.3%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	600,000	591,000
Inergy LP Senior Notes 8.25% due 03/01/16*	450,000	461,250

		1,052,250

RETAIL-REGIONAL DEPARTMENT STORES — 0.0%
Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	65,000	68,250

RETAIL-RESTAURANTS — 0.3%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	955,000	878,600

RUBBER-TIRES — 0.2%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	790,000	651,750

RUBBER/PLASTIC PRODUCTS — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(2)(9)(10)	750,000	75

SOAP & CLEANING PREPARATION — 0.0%
JohnsonDiversey Holdings, Inc. Notes 10.67% due 05/15/13(4)	125,000	124,375

SPECIAL PURPOSE ENTITIES — 5.0%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(4)	950,000	741,000
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	575,000	610,937

Axcan Intermediate Holdings Senior Notes 12.75% due 03/01/16*	525,000	518,910
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15*	1,150,000	1,152,875
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	1,240,000	843,200
CCM Merger, Inc. Notes 8.00% due 08/01/13*	1,055,000	907,300
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,900,000	1,691,000
Firekeepers Development Authority Senior Notes 13.88% due 05/15/15*	1,250,000	1,268,750
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	1,100,000	1,160,500
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	1,075,000	1,167,719
KAR Holdings, Inc. Senior Notes 7.24% due 05/01/14(6)	600,000	542,250
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14	790,000	758,400
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	815,000	652,000
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	589,000	615,505
MXEnergy Holdings, Inc. Senior Notes 10.69% due 08/01/11(6)	1,250,000	1,053,125
Snoqualmie Entertainment Authority Senior Sec. Notes 6.94% due 02/01/14*(6)	625,000	490,625
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	600,000	486,000
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	400,000	385,000

		15,045,096

SPECIFIED PURPOSE ACQUISITIONS — 0.3%
ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	831,000	848,141

STEEL-PRODUCER — 0.6%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	1,759,000	1,741,410

STORAGE/WAREHOUSING — 0.5%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	790,000	665,575
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	815,000	782,400

		1,447,975

TELECOM SERVICES — 1.9%
Cincinnati Bell Telephone Co. Company Guar. Notes 7.18% due 12/15/23	450,000	396,000
Cincinnati Bell Telephone Co. Company Guar. Notes 7.20% due 11/29/23	1,850,000	1,628,000
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	1,650,000	1,666,500
MasTec, Inc. Senior Notes 7.63% due 02/01/17	645,000	564,375
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	1,455,000	1,367,700

		5,622,575

TELEPHONE-INTEGRATED — 1.1%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	150,000	145,500
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	275,000	240,625
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	638,000	588,555
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	1,605,000	1,576,912
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	875,000	861,875

		3,413,467

TELEVISION — 1.5%
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	1,465,000	1,410,062
Paxson Communication Corp. Senior Notes 5.96% due 01/15/12*(6)	325,000	262,844
Paxson Communication Corp. Sec. Senior Notes 8.96% due 01/15/13*(6)	2,975,000	1,785,000

Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	765,000	447,525
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	815,000	529,750

		4,435,181

THEATERS — 0.8%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,493,000	1,332,502
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16	233,000	231,835
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(4)	750,000	706,875

		2,271,212

TRANSACTIONAL SOFTWARE — 0.4%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	1,325,000	1,073,250

TRANSPORT-AIR FREIGHT — 3.3%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	6,100,446	6,588,482
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	1,846,516	1,754,190
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	586,827	580,959
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/14	1,281,640	1,525,152

		10,448,783

TRANSPORT-SERVICES — 0.3%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	300,000	309,750
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	515,000	481,525

		791,275

TRAVEL SERVICE — 0.3%
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	960,000	878,400

VITAMINS & NUTRITION PRODUCTS — 0.0%
General Nutrition Centers, Inc. Company Guar. Notes 7.20% due 03/15/14	165,000	143,963

TOTAL CORPORATE BONDS & NOTES (cost $231,250,935)		221,809,529

Foreign Corporate Bonds & Notes — 8.7%

BUILDING & CONSTRUCTION-MISC. — 0.2%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	585,000	587,925

BUILDING PRODUCTS-DOORS & WINDOWS — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15	165,000	111,375

CONTAINERS-METAL/GLASS — 0.8%
Vitro SAB de CV Senior Notes 9.13% due 02/01/17	2,625,000	2,253,562

DIVERSIFIED MANUFACTURING OPERATIONS — 0.5%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	1,520,000	1,618,800

ELECTRONIC COMPONENTS-MISC. — 0.5%
NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	1,610,000	1,557,675

FOOD-MEAT PRODUCTS — 0.8%
JBS SA Company Guar. Notes 9.38% due 02/07/11	1,325,000	1,361,437
JBS SA Senior Notes 10.50% due 08/04/16*	1,000,000	1,035,000

		2,396,437

INDEPENDENT POWER PRODUCER — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(2)(7)	4,590,000	4,590

MEDICAL-DRUGS — 1.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.83% due 12/01/13(6)	1,505,000	1,324,400
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	525,000	383,250
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	1,180,000	1,147,550

		2,855,200

METAL PROCESSORS & FABRICATION — 0.0%
International Utility Structures Senior Sub Notes 10.75% due 02/01/08†(1)(2)	3,329,000	66,580

MULTIMEDIA — 0.2%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	475,000	457,188

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.7%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	675,000	666,562
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	1,295,000	1,317,662
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	75,000	77,438

		2,061,662

PAPER & RELATED PRODUCTS — 0.8%
Abitibi Consolidated Co. of Canada Senior Notes 15.50% due 07/15/10*	225,000	155,250
Abitibi-Consolidated Co. of Canada Senior Notes 13.75% due 04/01/11*	1,250,000	1,312,500
Abitibi-Consolidated, Inc. Notes 6.00% due 06/20/13	390,000	161,850
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	1,620,000	858,600

		2,488,200

PRINTING-COMMERCIAL — 0.3%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*†(7)(8)(12)	1,820,000	882,700

SATELLITE TELECOM — 2.0%
Intelsat Bermuda, Ltd. Senior Notes 9.25% due 06/15/16	2,925,000	2,950,594
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(4)	3,575,000	3,056,625

		6,007,219

SPECIAL PURPOSE ENTITY — 0.3%
Hellas Telecommunications Luxembourg II Sub. Notes 8.46% due 01/15/15*(6)	1,210,000	919,600

TELECOM SERVICES — 0.3%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	650,000	659,750
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	175,000	188,563

		848,313

TRANSPORT-MARINE — 0.2%
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14	705,000	645,075
TRANSPORT-RAIL — 0.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV Senior Notes 9.38% due 05/01/12	350,000	364,875

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $33,207,354)		26,126,976

Loans(13)(14) — 6.6%

BEVERAGES-NON-ALCOHOLIC — 0.1%
Le-Natures, Inc. 9.39% due 03/01/11(2)(3)(7)(8)	1,200,000	416,000

BUILDING-RESIDENTIAL/COMMERCIAL — 0.3%
TOUSA, Inc. 14.25% due 07/31/13(2)(3)(5)	1,071,107	815,380

CASINO SERVICES — 0.4%
Herbst Gaming, Inc. Tranche 1 7.13% due 12/02/11(2)(3)	347,626	248,770
Herbst Gaming, Inc. Delayed Draw-Term B, Tranche 2 7.20% due 12/02/11(2)(3)	104,045	74,457
Herbst Gaming, Inc. Strip-Term B 7.20% due 12/02/11(2)	110,637	79,175
Herbst Gaming, Inc. Tranche 2 7.20% due 12/02/11	4,414	3,159
Herbst Gaming. Inc. Delayed Draw-Term B-1 7.20% due 12/02/11(3)	360,868	258,246
Herbst Gaming, Inc. Tranche 3 9.22% due 12/02/11(2)(3)	183,047	130,993
Herbst Gaming, Inc. Delayed Draw-Term B 9.22% due 12/02/11(2)(3)	388,103	277,736

		1,072,536

COMPUTER SERVICES — 0.3%
CompuCom Systems, Inc. 6.21% due 08/30/14(2)(3)	995,000	880,575

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Wind Acquisition Holdings Finance S.A. 11.20% due 12/21/11(2)(3)(5)	1,936,163	1,829,674
Wind Finance SL S.A 8.76% due 11/26/14(2)	1,000,000	1,006,667

		2,836,341

ELECTRIC PRODUCTS-MISC. — 0.3%
Texas Competitive Electric 6.48% due 10/10/14	114,167	109,450
Texas Competitive Electric 6.60% due 10/10/14	880,833	844,445

		953,895

FOOD-MISC. — 0.3%
Dole Food Co. 5.27% due 04/12/13(2)(3)	229,017	213,987

Dole Food Co. 5.27% due 04/01/13(2)(3)	763,389	713,291

		927,278

LEISURE PRODUCTS — 0.2%
AMC Entertainment Holdings, Inc. First Lien 7.80% due 06/15/12(2)(3)	540,904	455,712

MEDICAL-DRUGS — 0.5%
Triax Pharmaceuticals LLC Senior Sec. Notes 14.00% due 08/30/11(1)(2)(3)(15)(16)	1,526,518	1,372,809

MEDICAL-HOSPITALS — 0.7%
Capella Healthcare, Inc. 13.00% due 02/29/16(2)(3)	1,000,000	1,000,000
Iasis Healthcare Corp. 8.13% due 06/15/14(2)(3)	1,106,249	1,060,155

		2,060,155

OIL-FIELD SERVICES — 0.6%
Stallion Oilfield Service 7.61% due 07/30/12(2)(3)	2,000,000	1,780,000

PAPER & RELATED PRODUCTS — 0.3%
Boise Paper Holdings LLC 11.25% due 02/22/15(2)(3)	1,000,000	957,500

PUBLISHING-PERIODICALS — 0.3%
R.H. Donnelley Corp. 4.58% due 06/30/11(2)(3)	941,773	894,831

RENTAL AUTO/EQUIPMENT — 0.1%
Neff Corp. 8.40% due 11/30/14(2)(3)	500,000	372,083

SATELLITE TELECOM — 0.7%
Intelsat Intermediate Holding Co., Ltd. Senior Notes 12.00% due 02/01/15(1)	2,920,000	2,184,715
TELECOM SERVICES — 0.3%
Telesat Canada LLC Senior Sub Bridge Loan 9.00% due 10/31/08(2)(3)	1,000,000	955,000

TRAVEL SERVICE — 0.3%
Travelport Holdngs Ltd 9.91% due 03/27/12(2)(3)	1,139,077	834,374

TOTAL LOANS (cost $19,090,630)		19,769,184

Common Stock — 3.6%

CASINO SERVICES — 0.2%
Capital Gaming International, Inc.†(1)	103	0
Shreveport Gaming Holdings, Inc.†(1)(2)(3)	17,578	402,185

CELLULAR TELECOM — 2.5%
iPCS, Inc.†(2)(3)	250,233	7,612,088

INDEPENDENT POWER PRODUCERS — 0.4%
Calpine Corp.	39,083	769,935
Mirant Corp.†	5,913	243,083

		1,013,018

MEDICAL-DRUGS — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(3)(17)	128,418	53,936

MEDICAL-HOSPITALS — 0.2%
MedCath Corp.†	34,692	643,883

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.0%
Critical Care Systems International, Inc.†(1)(3)	70,165	702

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.0%
Transmeridian Exploration, Inc.†	119	61
OIL-FIELD SERVICES — 0.3%
Trico Marine Services, Inc.†	26,478	997,956

TOTAL COMMON STOCK (cost $6,470,107)		10,723,829

Preferred Stock — 1.6%

MEDICAL-DRUGS — 0.0%
Triax Pharmaceuticals LLC, Class C(1)(2)(3)(17)	39,177	78,353

MEDICAL-GENERIC DRUGS — 0.3%
Mylan, Inc. 6.50%	925	855,893

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.3%
EXCO Resources, Inc. Convertible Series A-1 7.00%(1)(3)(5)	302	3,624,000
Transmeridian Exploration, Inc. 15.00%(1)(5)	7,922	158,440

		3,782,440

TOTAL PREFERRED STOCK (cost $4,731,461)		4,716,686

Warrants† — 0.0%

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(1)	44,885	449

TELECOM SERVICES — 0.0%
KMC Telecom Holdings, Inc. Expires 01/31/08 (strike price $0.01)(1)(2)	4,650	0
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)*(1)(2)	3,500	0

		0

TOTAL WARRANTS (cost $143,790)		449

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $300,199,783)		285,158,231

Repurchase Agreements — 5.7%

UBS Securities, LLC Joint Repurchase Agreement(18)	12,066,000	12,066,000
State Street Bank & Trust Co. Joint Repurchase Agreement(18)	5,006,000	5,006,000

TOTAL REPURCHASE AGREEMENTS (cost $17,072,000)		17,072,000

Total Investments (cost $317,271,696) (11)	100.5%	302,230,231
Liabilities in excess of other assets	(0.5)	(1,474,703)

NET ASSETS	100.0%	$300,755,528

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2008, the aggregate value of these securities was $55,275,445 representing 18.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security; see Note 1

(2)	Illiquid security

(3)	To the extent permitted by the Statement of Additional Information, the High-Yield Bond Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2008, the High-Yield Bond Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

AMC Entertainment Holdings 7.80% due 06/15/12 Loan Agreement	6/8/07	$500,000	$487,500
	9/15/07	13,813	13,813
	12/15/07	13,767	15,007
	3/17/08	13,324	13,324

		540,904	529,644	$455,712	$84.25	0.15%

Boise Paper Holdings LLC 11.25% due 02/22/15 Loan Agreement	2/29/08	1,000,000	920,000	957,500	95.75	0.32%

Capella Healthcare, Inc. 13.00% due 02/29/16 Loan Agreement	3/11/08	1,000,000	990,000	1,000,000	100.00	0.33%

Critical Care Systems International, Inc. Common Stock	6/26/06	70,165	583,324	702	.01	0.00%

Compucom Systems, Inc. 6.21% due 08/30/14 Loan Agreement	8/17/07	995,000	955,700	880,575	88.50	0.29%

Dole Food Co. 5.27% due 04/12/13 Loan Agreement	11/26/07	229,017	216,209	213,987	93.44	0.07%

Dole Food Co. 5.27% due 04/01/13 Loan Agreement	11/26/07	763,389	720,727	713,291	93.44	0.24%

Exco Resources, Inc. Preferred Stock	3/29/07	243	2,430,000
	3/29/07	59	590,000

		302	3,020,000	3,624,000	12,000	1.20%

Herbst Gaming, Inc. 7.13% due 12/02/11 Tranche 1 Loan Agreement	3/26/08	173,813	123,842
	3/28/08	173,813	123,842

		347,626	247,684	248,770	71.56	0.08%

Herbst Gaming, Inc. 7.20% due 12/02/11 Delayed Draw Term B, Tranche 2 Loan Agreement	3/26/08	52,022	37,066
	3/28/08	52,023	37,066

		104,045	74,132	74,457	71.56	0.02%

Herbst Gaming, Inc. 7.20% due 12/02/11 Delayed Draw-Term B-1 Loan Agreement	3/24/08	180,434	128,559
		180,434	128,559

		360,868	257,118	258,246	71.56	0.09%

Herbst Gaming, Inc. 9.22% due 12/02/11 Tranche 3 Loan Agreement	3/26/08	91,523	65,210
		91,523	65210

		183,047	130,420	130,993	71.56	0.04%

Herbst Gaming, Inc. 9.22% due 12/02/11 Delayed Draw-Term B Loan Agreement	2/21/08	388,103	318,245	277,736	71.56	0.09%

Iasis Healthcare Corp. 8.13% due 06/15/14 Loan Agreement	4/13/07	1,000,000	985,000
	8/15/07	26,516	26,516
	10/31/07	27,834	27,834
	1/26/08	28,397	28,397
	4/30/08	23,502	23,502

		1,106,249	1,091,249	1,060,155	95.83	0.35%

ICO North America, Inc. 7.50% due 08/15/09	8/11/05	1,125,000	1,125,000
	2/15/08	47,000	47,000	1,019,640	90.63	0.34%

		1,172,000	1,172,000

IPCS, Inc. Common Stock	7/20/04	250,233	3,664,849	7,612,088	30.42	2.53%

Le-Natures, Inc. 9.39% due 03/01/11 Loan Agreement	9/26/06	1,200,000	1,200,000	416,000	34.67	0.14%

Neff Corp. 8.40% due 11/14/30 Loan Agreement	6/12/07	500,000	500,000	372,083	74.42	0.12%

R.H. Donnelley Corp. 4.58% due 06/30/11 Loan Agreement	2/28/08	941,773	874,813	894,831	95.02	0.30%

Shreveport Gaming Holdings, Inc. Common Stock	7/21/05	2,402	55,313
	7/29/05	15,176	349,393

		17,578	404,706	402,185	22.88	0.13%

Southern Energy, Inc. 7.90% due 07/15/09	1/10/06	4,750,000	0	0	0.00	0.00%

Stallion Oilfield Service 7.61% due 07/30/12 Loan Agreement	7/18/07	1,000,000	980,000
	12/4/07	1,000,000	950,000

		2,000,000	1,930,000	1,780,000	89.00	0.59%

Telesat Canada LLC 9.00% due 10/31/08 Loan Agreement	1/30/08	1,000,000	870,000	955,000	95.50	0.32%

TOUSA, Inc. 14.25% due 07/31/13 Loan Agreement	10/11/07	1,022,829	920,511
	1/29/08	11,293	11,293
	3/14/08	10,700	10,700
	4/9/08	26,285	26,285

		1,071,107	968,789	815,380	76.12	0.27%

Travelport Holdings, Ltd. 9.91% due 03/27/12 Loan Agreement	3/30/07	1,000,000	970,000
	8/1/07	32,389	32,389
	9/28/07	32,255	32,255
	12/31/07	33,910	33,910
	2/29/08	21,675	21,675
	4/29/08	18,848	18,848

		1,139,077	1,109,077	834,374	73.25	0.28%

Triax Pharmaceuticals LLC 14.00% due 08/30/11 Loan Agreement	8/31/07	1,500,000	1,348,961
	10/31/07	3,875	3,875
	1/24/08	11,404	11,404
	4/16/08	11,239	11,239

		1,526,518	1,375,479	1,372,809	89.93	0.46%

Triax Pharmaceuticals LLC Common Stock	8/31/07	128,418	53,936	53,936	0.42	0.02%

Triax Pharmaceuticals LLC Class C 15.00% Preferred Stock	8/31/07	39,177	78,353	78,353	2.00	0.03%

Wind Acquisition Holdings Finance S.A. 11.20% due 12/21/11 Loan Agreement	2/27/07	206,305	206,843
	3/6/07	206,305	206,343
	3/15/07	412,610	413,686
	3/19/07	206,305	206,343
	6/21/07	412,749	417,783
	8/15/07	32,877	26,162
	10/18/07	47,602	47,602
	11/1/07	300,000	302,862
	1/18/08	58,098	58,098
	4/18/08	53312	53312

		1,936,163	1,939,034	1,829,674	94.50	0.61%

				$28,332,477		9.44%

(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2008.

(7)	Security in default

(8)	Company has filed Chapter 11 bankruptcy protection.

(9)	Company has filed Chapter 7 bankruptcy.

(10)	Bond is in default and did not pay principal at maturity.

(11)	See Note 4 for cost of investments on a tax basis.

(12)	Company has filed bankruptcy in country of issuance

(13)	The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)	Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	A portion of the interest is paid in the form of additional bonds.

(16)	Loan is subject to an unfunded loan commitment. See Note 5 for details.

(17)	Consist of more than one class of securities traded together as a unit.

(18)	See Note 2 for details of Joint Repurchase Agreement.

(19)	Company has filed Chapter 11 bankruptcy protection subsequent to April 30, 2008.

See Notes to Portfolio of Investment

SUNAMERICA SERIES TRUST
WORLDWIDE HIGH INCOME PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Asset Backed Securities — 3.4%	Shares/Principal Amount**	Market Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES — 3.4%
American Home Mtg. Assets Series 2007-5, Class A3 3.19% due 06/25/47(1)(2)	$117,673	$54,057
American Home Mtg. Assets Series 2006-4, Class 1A3 3.20% due 10/25/46(1)(2)	98,565	44,340
Banc of America Commercial Mtg., Inc., Series 2006-5, Class A4 5.41% due 09/10/47(3)	150,000	147,092
Banc of America Commercial Mtg., Inc., Series 2007-4, Class A4 5.74% due 07/10/17(3)	175,000	174,075
Banc of America Commercial Mtg., Inc., Series 2007-3, Class A4 5.66% due 05/10/17(3)	275,000	271,453
Bear Stearns Commercial Mtg. Securities Trust Series 2007-PW17, Class A4 5.69% due 06/11/50(3)	150,000	147,712
Bear Stearns Structured Products, Inc. Series 2007-N2, Class 13C 0.00% due 07/27/36(2)(4)(5)(6)	2,930,266	32,233
Bear Stearns Structured Products, Inc. Series 2007-N2, Class 14C 0.00% due 08/27/36*(2)(4)(5)(6)	2,704,301	33,804
Bear Stearns Structured Products, Inc. Series 2007-N2, Class 12C 0.00% due 02/27/37*(2)(4)(5)(6)	2,262,247	27,147
Bear Stearns Structured Products, Inc. Series 2007-N5, Class 5C 0.00% due 04/25/37*(2)(4)(5)(6)	3,306,859	82,671
Bear Stearns Structured Products, Inc. Series 2007-N3, Class 10C 0.00% due 04/27/37*(2)(4)(5)(6)	2,887,874	36,098
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 10/15/49(3)	100,000	97,930
Citigroup Commercial Mtg. Trust Series 2007-C6, Class A4 5.70% due 06/10/17(3)	150,000	148,863
Commercial Mtg. Pass Through Certs. Series 2007-C9 Class A4 5.82% due 07/10/17(3)	150,000	149,962
Countrywide Alternative Loan Trust Series 2006-OA22, Class CP 4.05% due 09/25/35*(2)(4)(5)(6)	2,067,408	43,697
Countrywide Alternative Loan Trust Series 2007-OA7, Class CP 2.26% due 05/25/47*(2)(4)(5)(6)	1,989,864	53,643
Countrywide Alternative Loan Trust Series 2006-0A21, Class A3 3.08% due 03/20/47(1)(2)	116,381	53,190
Countrywide Alternative Loan Trust Series 2006-OA16, Class M4 3.41% due 10/25/46(1)(2)(4)	100,000	9,000
Countrywide Alternative Loan Trust Series 2005-81, Class M1 3.60% due 02/25/37(1)(2)	74,618	25,311
Goldman Sachs Mtg. Securities Trust Series 2007-GG10, Class A4 5.80% due 08/10/45(3)	175,000	174,728
Greenpoint Mtg. Funding Trust Series 2006-AR4, Class M1 3.31% due 09/25/46(1)(2)	100,000	40,595
Harborview Mtg. Loan Trust Series 2006-8, Class B4 3.35% due 08/21/36(1)(2)(4)	100,000	20,000
Harborview Mtg. Loan Trust Series 2005-16, Class B2 3.50% due 01/19/36(1)(2)	147,654	58,322
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2007-CB19, Class A4 5.75% due 02/12/49(3)	175,000	173,765
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2007-LD11, Class A4 5.82% due 06/15/49(3)	175,000	174,796
Lehman Brothers UBS Commercial Mtg. Trust Series 2007-C6, Class A4 5.86% due 07/15/40(3)	150,000	149,621
Lehman XS Trust Series 2007-4N, Class M4 3.89% due 03/25/47(1)(2)(4)	175,000	51,953
Luminent Mtg. Trust Series 2006-5, Class B1 3.26% due 07/25/36(1)(2)	149,388	36,358
Residential Accredit Loans, Inc. Series 2007-QO3, Class SB 0.00% coupon due 03/25/47*(2)(4)(5)(6)	1,624,056	33,496
Residential Accredit Loans, Inc. Series 2007-QO4, Class SB 0.00% due 05/25/47*(2)(4)(5)(6)	2,583,292	54,895
Wachovia Bank Commercial Mtg. Trust Series 2007, Class A3 5.74% due 06/15/49(3)	150,000	148,637

TOTAL ASSET BACKED SECURITIES (cost $3,527,047)		2,749,444

Corporate Bonds & Notes — 39.9%

ADVERTISING AGENCY — 0.2%
Interpublic Group of Cos., Inc. Notes 6.25% due 11/15/14	140,000	121,100

AGRICULTURAL CHEMICALS — 0.2%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	195,000	194,025

APPAREL MANUFACTURERS — 0.5%
Oxford Industries, Inc. Senior Notes 8.88% due 06/01/11	150,000	142,875
Phillips-Van Heusen Senior Notes 7.25% due 02/15/11	275,000	278,437

		421,312

AUTO-CARS/LIGHT TRUCKS — 0.1%
General Motors Corp. Senior Bonds 8.38% due 07/15/33	135,000	102,769

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.3%
Arvinmeritor, Inc. Senior Notes 8.75% due 03/01/12		275,000	269,500

BEVERAGES-WINE/SPIRITS — 0.2%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17		155,000	156,163

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.3%
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14		310,000	227,075

BUILDING-RESIDENTIAL/COMMERCIAL — 0.0%
Pulte Homes, Inc. Company Guar. Bonds 6.38% due 05/15/33		30,000	24,150

CABLE TV — 1.1%
Cablevision Systems Corp. Senior Notes 7.13% due 04/01/09(5)		335,000	337,512
CCH I LLC/CCH II Capital Corp. Sec. Notes 11.00% due 10/01/15		116,000	90,190
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10		90,000	86,625
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15		30,000	28,725
Echostar DBS Corp. Company Guar. Senior Notes 6.38% due 10/01/11		360,000	358,200
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14		15,000	14,663

			915,915

CASINO HOTELS — 2.2%
Harrah’s Operating Co, Inc. Company Guar. Bonds 5.38% due 12/15/13		635,000	393,700
Las Vegas Sands Corp. Company Guar. Senior Notes 6.38% due 02/15/15		325,000	287,625
MGM Mirage, Inc. Company Guar. Sec. Senior Notes 6.00% due 10/01/09		660,000	658,350
Station Casinos, Inc. Senior Notes 6.00% due 04/01/12		385,000	324,844
Station Casinos, Inc. Senior Notes 7.75% due 08/15/16		105,000	87,412

			1,751,931

CHEMICALS-DIVERSIFIED — 0.4%
Innophos Holdings, Inc. Senior Notes 9.50% due 04/15/12*		110,000	106,150
Westlake Chemical Corp. Company Guar. Senior Notes 6.63% due 01/15/16		195,000	171,600

			277,750

CHEMICALS-OTHER — 0.2%
Innophos, Inc. Company Guar. Senior Sub. Notes 8.88% due 08/15/14		175,000	174,125

CHEMICALS-SPECIALTY — 0.8%
Johnsondiversey, Inc. Company Guar. Notes 9.63% due 05/15/12		205,000	207,050
Johnsondiversey, Inc. Senior Sub. Notes 9.63% due 05/15/12	EUR	95,000	143,888
Nalco Co. Senior Notes 7.75% due 11/15/11		120,000	123,300
Rockwood Specialties Group, Inc. Company Guar. Bonds 7.63% due 11/15/14	EUR	100,000	148,338

			622,576

COAL — 0.5%
Foundation Pennsylvania Coal Co. Company Guar. Senior Notes 7.25% due 08/01/14		70,000	71,925
Massey Energy Co. Company Guar. Notes 6.88% due 12/15/13		350,000	350,000

			421,925

COMMERCIAL SERVICES — 0.7%
ARAMARK Corp. Company Guar. Notes 5.00% due 06/01/12		110,000	99,000
ARAMARK Corp. Company Guar. Notes 6.74% due 02/01/15(5)		15,000	14,438
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15		55,000	57,337
Iron Mountain, Inc. Company Guar. Senior Notes 7.75% due 01/15/15		210,000	214,200
Iron Mountain, Inc. Company Guar. Senior Notes 8.63% due 04/01/13		165,000	167,887

			552,862

COMPUTER SERVICES — 0.3%
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13		195,000	203,775

CONSUMER PRODUCTS-MISC. — 0.3%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17		255,000	234,600

CONTAINERS-METAL/GLASS — 0.9%
Crown Americas LLC Company Guar. Notes 7.63% due 11/15/13		150,000	156,000
Owens-Illinois, Inc. Senior Notes 7.35% due 05/15/08		30,000	30,000
Owens-Illinois, Inc. Debentures 7.50% due 05/15/10		535,000	552,387

			738,387

CONTAINERS-PAPER/PLASTIC — 1.3%
Berry Plastics Holding Corp. Sec. Notes 8.88% due 09/15/14		265,000	247,775
Berry Plastics Holding Corp. Company Guar. Notes 10.25% due 03/01/16		170,000	144,075
Graham Packaging Co., Inc. Senior Guar. Notes 8.50% due 10/15/12		60,000	58,800
Graham Packaging Co., Inc. Senior Sub. Guar. Notes 9.88% due 10/15/14		295,000	277,300
Graphic Packaging International, Inc. Senior Sub. Notes 9.50% due 08/15/13		320,000	318,400

			1,046,350

DATA PROCESSING/MANAGEMENT — 0.1%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15*		100,000	91,000

DECISION SUPPORT SOFTWARE — 0.2%
Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15		145,000	121,800

DIALYSIS CENTERS — 0.2%
DaVita, Inc. Company Guar. Notes 6.63% due 03/15/13		180,000	179,100

DIVERSIFIED FINANCIAL SERVICES — 0.0%
Capmark Financial Group, Inc. Senior Notes 6.30% due 05/10/17		25,000	18,189

DIVERSIFIED MANUFACTURING OPERATIONS — 0.7%
Koppers Holdings, Inc. Senior Notes 9.88% due 11/15/14(7)		165,000	144,375
Koppers Industries Company Guar. Notes 9.88% due 10/15/13		110,000	116,600
RBS Global, Inc./ Rexnord Corp. Company Guar. Notes 9.50% due 08/01/14		295,000	295,000

			555,975

DIVERSIFIED MINERALS — 0.0%
Glencore Nickel Property, Ltd. Bonds 9.00% due 12/01/14†(4)(8)		135,000	14

DIVERSIFIED OPERATIONS — 0.6%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12		545,000	452,812

ELECTRIC-GENERATION — 0.3%
The AES Corp. Senior Notes 7.75% due 03/01/14		135,000	138,375
The AES Corp. Senior Notes 8.88% due 02/15/11		26,000	27,495
The AES Corp. Senior Notes 9.38% due 09/15/10		30,000	31,913

			197,783

ELECTRIC-INTEGRATED — 1.1%
Ipalco Enterprises, Inc. Senior Sec. Notes 8.63% due 11/14/11		80,000	86,200
Nevada Power Co. General Ref. Mtg. 8.25% due 06/01/11		140,000	148,492
Sierra Pacific Power Co. General Ref. Mtg. Bond 6.25% due 04/15/12		120,000	119,829
Texas Competitive Electric Holdings Co. LLC Senior Notes Class A 10.25% due 11/01/15*		180,000	187,650
Texas Competitive Electric Holdings Co. LLC Senior Notes Class B 10.25% due 11/01/15*		350,000	364,875

			907,046

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.3%
Freescale Semiconductor, Inc. Senior Notes 8.88% due 12/15/14		295,000	259,600

FINANCE-AUTO LOANS — 1.8%
Ford Motor Credit Co. LLC Notes 7.00% due 10/01/13		595,000	513,358
Ford Motor Credit Co. LLC Senior Notes 7.25% due 10/25/11		510,000	459,289
GMAC LLC Senior Notes 6.88% due 09/15/11		575,000	479,161

			1,451,808

FINANCE-INVESTMENT BANKER/BROKER — 0.5%
JPMorgan Chase & Co. Senior Notes 7.00% due 06/28/17*	RUB	12,000,000	397,308

FOOD-MEAT PRODUCTS — 0.5%
Smithfield Foods, Inc. Senior Notes 7.00% due 08/01/11		225,000	222,750
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13		85,000	85,213
Smithfield Foods, Inc. Senior Notes 8.00% due 10/15/09		50,000	51,000

			358,963

FOOD-MISC. — 0.2%
Michael Foods, Inc. Senior Sub. Notes 8.00% due 11/15/13		155,000	150,350

FOOD-RETAIL — 0.1%
Delhaize America, Inc. Company Guar. Notes 9.00% due 04/15/31		74,000	91,567

FOOD-WHOLESALE/DISTRIBUTION — 0.3%
Supervalu, Inc. Notes 7.50% due 05/15/12		145,000	150,075

Supervalu, Inc. Senior Notes 7.50% due 11/15/14	100,000	103,500

		253,575

GAMBLING (NON-HOTEL) — 0.6%
Isle of Capri Casinos, Inc. Company Guar. Senior Sec. Notes 7.00% due 03/01/14	610,000	469,700

INDEPENDENT POWER PRODUCERS — 0.5%
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	200,000	206,000
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	195,000	203,287

		409,287

INSTRUMENTS-SCIENTIFIC — 0.5%
Fisher Scientific International, Inc. Senior Sub. Notes 6.13% due 07/01/15	365,000	364,123

INTERNET CONNECTIVITY SERVICES — 0.0%
Rhythms Netconnections, Inc. Senior Notes 13.50% due 05/15/08†(4)(8)	1,700,000	0
Rhythms Netconnections, Inc. Senior Notes 14.00% due 02/15/10†(4)(8)	400,000	0

		0

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.1%
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	105,000	111,300

MACHINERY-ELECTRICAL — 0.1%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	90,000	91,800

MEDICAL PRODUCTS — 0.3%
Fresenius Medical Care Capital Trust Company Guar. Notes 7.88% due 06/15/11	190,000	199,025
Invacare Corp. Company Guar. Notes 9.75% due 02/15/15	45,000	45,113

		244,138

MEDICAL-DRUGS — 0.2%
Warner Chilcott Corp. Company Guar. Notes 8.75% due 02/01/15	170,000	172,550

MEDICAL-HOSPITALS — 1.7%
Columbia HCA, Inc. Notes 7.69% due 06/15/25	275,000	230,618
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	190,000	197,600
HCA, Inc. Senior Notes 5.75% due 03/15/14	135,000	116,775
HCA, Inc. Senior Notes 6.25% due 02/15/13	165,000	150,150
HCA, Inc. Bonds 6.50% due 02/15/16	200,000	179,000
HCA, Inc. Senior Notes 9.13% due 11/15/14	55,000	58,300
Tenet Healthcare Corp. Senior Notes 7.38% due 02/01/13	415,000	384,912
Tenet Healthcare Corp. Senior Notes 9.88% due 07/01/14	85,000	86,913

		1,404,268

MEDICAL-NURSING HOMES — 0.2%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	140,000	141,400

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.2%
National Mentor Holdings, Inc. Company Guar. Notes 11.25% due 07/01/14	170,000	174,250

METAL-DIVERSIFIED — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	170,000	187,850

MISCELLANEOUS MANUFACTURING — 0.0%
Propex Fabrics, Inc. Company Guar. Notes 10.00% due 12/01/12†(10)(11)	205,000	18,450

NON-HAZARDOUS WASTE DISPOSAL — 0.5%
Allied Waste North America, Inc. Sec. Notes 5.75% due 02/15/11	125,000	123,750
Allied Waste North America, Inc. Sec. Notes 6.38% due 04/15/11	75,000	75,375
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	155,000	161,006

		360,131

OFFICE FURNISHINGS-ORIGINAL — 0.3%
Interface, Inc. Senior Sub. Notes 9.50% due 02/01/14	205,000	211,150
Interface, Inc. Senior Notes 10.38% due 02/01/10	60,000	62,850

		274,000

OIL COMPANIES-EXPLORATION & PRODUCTION — 7.3%
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	315,000	286,650
Chaparral Energy, Inc. Company Guar. Notes 8.88% due 02/01/17	45,000	41,175
Chesapeake Energy Corp. Senior Notes 6.38% due 06/15/15	95,000	93,575
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	260,000	269,100

Cimarex Energy Co. Senior Notes 7.13% due 05/01/17	60,000	60,900
Equitable Resources, Inc. Senior Notes 6.50% due 04/01/18	105,000	105,288
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	400,000	394,000
Pemex Project Funding Master Trust Company Guar. Notes 4.10% due 06/15/10*(5)	1,000,000	997,000
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/18*	1,770,000	1,823,100
Pemex Project Funding Master Trust Company Guar. Notes 8.63% due 12/01/23	440,000	556,600
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	1,130,000	1,268,425

		5,895,813

OIL-FIELD SERVICES — 0.3%
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	190,000	198,075

PAPER & RELATED PRODUCTS — 0.4%
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	225,000	222,750
Glatfelter Company Guar. Notes 7.13% due 05/01/16	70,000	68,950

		291,700

PHARMACY SERVICES — 0.5%
Medco Health Solutions, Inc. Senior Notes 7.13% due 03/15/18	125,000	131,167
Omnicare, Inc. Senior Sub. Notes 6.75% due 12/15/13	215,000	199,950
Omnicare, Inc. Senior Sub. Notes 6.88% due 12/15/15	75,000	68,437

		399,554

PIPELINES — 2.0%
Colorado Interstate Gas Co. Senior Notes 6.80% due 11/15/15	495,000	519,885
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19	205,000	203,975
Kinder Morgan, Inc. Senior Notes 6.50% due 09/01/12	253,000	255,530
Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14	185,000	189,240
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	395,000	431,538

		1,600,168

POULTRY — 0.4%
Pilgrim’s Pride Corp. Senior Notes 7.63% due 05/01/15	370,000	351,500

PRINTING-COMMERCIAL — 0.3%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	255,000	226,950

PUBLISHING-PERIODICALS — 0.7%
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13	156,000	147,030
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	640,000	416,000

		563,030

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Host Marriott LP Senior Notes 7.13% due 11/01/13	520,000	518,050

REAL ESTATE MANAGEMENT/SERVICES — 0.2%
Realogy Corp. Company Guar. Notes 10.50% due 04/15/14	250,000	183,750

RETAIL-APPAREL/SHOE — 0.3%
Brown Shoe, Inc. Company Guar. Notes 8.75% due 05/01/12	215,000	215,000

RETAIL-AUTOMOBILE — 0.8%
Asbury Automotive Group Company Guar. 7.63% due 03/15/17	105,000	87,150
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	185,000	168,350
Sonic Automotive, Inc. Senior Sub. Notes 8.63% due 08/15/13	405,000	384,750

		640,250

RETAIL-DRUG STORE — 0.6%
Rite Aid Corp. Sec. Notes 8.13% due 05/01/10	315,000	315,000
Rite Aid Corp. Senior Notes 8.63% due 03/01/15	235,000	190,937

		505,937

SATELLITE TELECOM — 0.1%
PanAmSat Corp. Company Guar. Senior Notes 9.00% due 08/15/14	39,000	39,341

SPECIAL PURPOSE ENTITIES — 1.2%
CA FM Lease Trust Senior Notes 8.50% due 07/15/17*	169,091	189,373
CDX North America High Yield Credit Linked Certificates, Series 9-TI 8.75% due 12/29/12*	742,500	725,794

UCAR Finance, Inc. Company Guar. Notes 10.25% due 02/15/12		40,000	41,600

			956,767

TELECOM SERVICES — 0.1%
Qwest Corp. Notes 5.63% due 11/15/08		60,000	59,925

TELEPHONE-INTEGRATED — 0.5%
Citizens Communications Co. Senior Notes 6.25% due 01/15/13		100,000	94,750
Qwest Capital Funding, Inc. Notes 7.25% due 02/15/11		85,000	83,300
Qwest Communication International, Inc. Company Guar. Notes 6.57% due 02/15/09(5)		126,000	126,000
Windstream Corp. Senior Notes 8.13% due 08/01/13		90,000	93,150

			397,200

TELEVISION — 0.3%
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13		95,000	91,437
LIN Television Corp. Senior Sec. Notes 6.50% due 05/15/13		95,000	91,438
Univision Communications, Inc. Company Guar. Notes 9.75% due 03/15/15*		130,000	93,600

			276,475

WEB HOSTING/DESIGN — 0.0%
Exodus Communications, Inc. Senior Notes 11.63% due 07/15/10†(4)(8)		485,000	0

WIRELESS EQUIPMENT — 0.5%
American Tower Corp. Senior Notes 7.13% due 10/15/12		250,000	255,000
American Tower Corp. Senior Notes 7.50% due 05/01/12		165,000	168,712

			423,712

TOTAL CORPORATE BONDS & NOTES (cost $34,541,636)			32,109,624

Foreign Convertible Bonds & Notes — 0.1%

TELECOMMUNICATION EQUIPMENT — 0.1%
Nortel Networks Corp. Company Guar. Notes 4.25% due 09/01/08 (cost $74,659)		75,000	74,437

Foreign Corporate Bonds & Notes — 11.7%

BANKS-COMMERCIAL — 1.8%
Banco ABN AMRO Real SA/Cayman Island Notes 16.20% due 02/22/10(4)	BRL	830,000	519,312
Russian Agricultural Bank Bonds 6.30% due 05/15/17*		399,000	371,569
Russian Agricultural Bank Bonds 6.30% due 05/15/17		100,000	102,250
Russian Agricultural Bank Notes 7.18% due 05/16/13*		480,000	491,400

			1,484,531

BANKS-SPECIAL PURPOSE — 0.3%
Korea Development Bank Notes 5.30% due 01/17/13		200,000	200,478

CONTAINERS-METAL/GLASS — 0.2%
Crown European Holdings SA Company Guar. Notes 6.25% due 09/01/11	EUR	110,000	168,324

DIVERSIFIED FINANCIAL SERVICES — 1.5%
Citigroup Funding, Inc. Russian Treasury Bond Credit Linked Notes 7.34% due 02/24/10		465,000	461,127
TNK-BP Finance SA Company Guar. Notes 7.88% due 03/13/18*		730,000	722,700

			1,183,827

ELECTRIC-GENERATION — 0.3%
Intergen NV Sec. Notes 9.00% due 06/30/17*		230,000	240,350

MEDICAL-BIOMEDICAL/GENE — 0.3%
FMC Finance III SA 6.88% due 07/15/17		265,000	266,987

METAL-ALUMINUM — 0.4%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15		385,000	352,275

MULTIMEDIA — 0.4%
CanWest Media, Inc. Company Guar. Notes 8.00% due 09/15/12		359,679	344,393

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.1%
Empresa Nacional De Petroleo Notes 6.75% due 11/15/12*		440,000	464,471
Empresa Nacional De Petroleo Notes 6.75% due 11/15/12		130,000	137,230
Gaz Capital for Gazprom Notes 6.21% due 11/22/16*		648,000	612,360
Gaz Capital for Gazprom Notes 8.63% due 04/28/34		730,000	852,275
Husky Oil, Ltd. Bonds 8.90% due 08/15/08(9)		230,000	232,072
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14		165,000	170,363

			2,468,771
PAPER & RELATED PRODUCTS — 0.9%
Pindo Deli Finance BV Company Guar. Notes 0.00% due 04/28/27*(1)		1,743,170	122,022

Pindo Deli Finance BV Company Guar. Notes 4.93% due 04/28/15*(5)		102,283	76,712
Pindo Deli Finance BV Company Guar. Notes 4.93% due 04/28/18*(5)		432,197	155,591
Tjiwi Kimia Finance BV Company Guar. Notes 0.00% due 04/28/27*(1)		724,965	50,748
Tjiwi Kimia Finance BV Company Guar. Notes 4.25% due 04/28/15(5)		271,216	206,124
Tjiwi Kimia Finance BV Company Guar. Notes 4.93% due 04/28/18*(5)		293,490	107,124

			718,321

SATELLITE TELECOM — 0.3%
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.63% due 01/15/15		265,000	267,319

SEISMIC DATA COLLECTION — 0.2%
Compagnie Generale De Geophysique SA Company Guar. Notes 7.50% due 05/15/15		140,000	144,550

SPECIAL PURPOSE ENTITY — 0.5%
National Gas Co. of Trinidad & Tobago, Ltd. Notes 6.05% due 01/15/36*		460,000	422,998

SPECIFIED PURPOSE ACQUISITIONS — 0.0%
Murrin Murrin Holdings Property, Ltd. Bonds 9.38% due 08/31/30†*(4)(8)		600,000	60

TELECOM SERVICES — 0.8%
Axtel SA Company Guar. Senior Notes 11.00% due 12/15/13		222,000	240,315
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*		80,000	81,800
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*		270,000	290,925

			613,040

TELEPHONE-INTEGRATED — 0.2%
NTL Cable PLC Company Guar. Senior Notes 8.75% due 04/15/14		45,000	43,537
TDC A/S Notes 6.50% due 04/19/12	EUR	70,000	106,788

			150,325

TRANSPORT-SERVICES — 0.5%
CHC Helicopter Corp. Senior Sub. Notes 7.38% due 05/01/14		410,000	414,100

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $9,870,715)			9,440,649

Foreign Government Agencies — 40.4%

SOVEREIGN — 40.4%
Arab Republic of Egypt Notes 8.75% due 07/18/12*	EGP	2,060,000	386,029
Federal Republic of Brazil Bonds 6.00% due 01/17/17		1,220,000	1,274,900
Federal Republic of Brazil Notes 8.00% due 01/15/18		1,082,000	1,233,480
Federal Republic of Brazil Bonds 8.88% due 10/14/19		1,820,000	2,345,434
Federal Republic of Brazil Notes 8.88% due 04/15/24		210,000	268,275
Federal Republic of Brazil Notes 10.00% due 01/01/10	BRL	884,000	521,103
Federal Republic of Brazil Bonds 10.50% due 07/14/14		340,000	437,750
Federal Republic of Brazil Notes 11.00% due 08/17/40		310,000	422,530
Federal Republic of Brazil Notes 14.50% due 10/15/09		459,000	530,145
Indonesia Government International Bond 7.75% due 01/17/38*		444,000	445,110
Republic of Argentina Bonds 41.43% due 04/10/05(12)	ARS	678,000	205,747
Republic of Argentina Bonds 8.28% due 12/31/33		82,519	64,365
Republic of Argentina Notes 8.28% due 12/31/33		681,936	548,277
Republic of Bulgaria Bonds 8.25% due 01/15/15*		189,000	223,256
Republic of Bulgaria Bonds 8.25% due 01/15/15		310,000	365,329
Republic of Colombia Bonds 11.75% due 02/25/20		245,000	365,050
Republic of Ecuador Notes 9.38% due 12/15/15		100,000	105,500
Republic of Ecuador Bonds 10.00% due 08/15/30(7)		510,000	513,825
Republic of Ghana Notes 8.50% due 10/04/17*		365,000	380,513
Republic of Ivory Coast Collateralized Bonds 2.00% due 03/31/18†(10)		570,000	215,175
Republic of Panama Bonds 7.13% due 01/29/26		190,000	209,950

Republic of Panama Notes 7.25% due 03/15/15		140,000	154,700
Republic of Panama Bonds 9.38% due 04/01/29		310,000	418,500
Republic of Panama Bonds 9.63% due 02/08/11		180,000	203,940
Republic of Peru Bonds 8.38% due 05/03/16		180,000	218,160
Republic of Peru Bonds 8.75% due 11/21/33		410,000	543,250
Republic of Peru Bonds 9.88% due 02/06/15		369,000	472,099
Republic of Philippines Notes 8.88% due 03/17/15		2,282,000	2,707,022
Republic of Philippines Notes 9.00% due 02/15/13		450,000	523,710
Republic of Philippines Senior Notes 9.50% due 02/01/30		1,174,000	1,542,343
Republic of Turkey Notes 6.75% due 04/03/18		1,642,000	1,631,737
Republic of Turkey Notes 11.00% due 01/14/13		1,496,000	1,802,680
Republic of Turkey Senior Notes 11.88% due 01/15/30		229,000	351,515
Republic of Venezuela Bonds 5.75% due 02/26/16		200,000	157,500
Republic of Venezuela Notes 8.50% due 10/08/14		320,000	300,000
Republic of Venezuela Bonds 9.25% due 09/15/27		1,956,000	1,779,960
Republic of Venezuela Notes 10.75% due 09/19/13		1,290,000	1,331,925
Russian Federation Notes 3.00% due 05/14/11		730,000	697,825
Russian Federation Bonds 7.50% due 03/31/30(7)		735,957	846,269
Russian Federation Bonds 7.50% due 03/31/30*(7)		386	442
Russian Federation Notes 12.75% due 06/24/28		1,325,000	2,383,635
State of Qatar Senior Bonds 9.75% due 06/15/30		120,000	185,100
Ukrainian Soviet Socialist Republic Senior Bonds 6.58% due 11/21/16*		480,000	470,400
United Mexican States Notes 5.63% due 01/15/17		1,146,000	1,204,446
United Mexican States Bonds 8.00% due 12/17/15	MXN	6,184,000	591,530
United Mexican States Bonds 9.50% due 12/18/14	MXN	8,450,000	870,800

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $30,846,155)			32,451,231

Common Stock — 0.0%

COMMUNICATIONS SOFTWARE — 0.0%
Ventelo GmbH†(4)(8)		11,286	0

ELECTRIC-INTEGRATED — 0.0%
PNM Resources, Inc.		63	913

TELECOM EQUIPMENT-FIBER OPTICS — 0.0%
Viatel Holding Bermuda, Ltd.†		2	0

TELEPHONE-INTEGRATED — 0.0%
XO Holdings, Inc.†		682	512

TOTAL COMMON STOCK (cost $418,866)			1,425

Membership Interest Certificates — 0.0%

ELECTRIC-INTEGRATED — 0.0%
SW Acquisition†(4)(8) (cost $0)		1	6

TOTAL MEMBERSHIP INTEREST CERTIFICATES (cost $0)

Warrants† — 0.3%

BANKS-COMMERCIAL — 0.2%
Central Bank of Nigeria Expires 11/15/20 (strike price $250.00)(4)		750	172,500

SOVEREIGN — 0.1%
Republic of Venezuela Expires 04/15/20 (strike price $3.00)(4)		2,650	94,075

TELEPHONE-INTEGRATED — 0.0%
XO Holdings, Inc., Series A Expires 01/16/10 (strike price $6.25)		1,369	68
XO Holdings, Inc., Series B Expires 01/16/10 (strike price $7.50)		1,027	20
XO Holdings, Inc., Series C Expires 01/16/10 (strike price $10.00)		1,027	21

			109

TOTAL WARRANTS (cost $0)			266,684

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $79,279,078)			77,093,500

Short-Term Investment Securities — 0.7%

COMMERCIAL PAPER — 0.7%
UBS AG Trache Trust 9.40% due 04/09/09 (cost $530,146)	NGN	67,700,000	526,884

Repurchase Agreement — 1.8%

Agreement with State Street Bank & Trust Co. bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $1,461,020 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 5.25% and having approximate value of $1,491,056 (cost $1,461,000)		1,461,000	1,461,000

TOTAL INVESTMENTS (cost $81,270,224)(12)	98.3%	79,081,384
Other assets less liabilities	1.7	1,402,965

NET ASSETS	100.0%	$80,484,349

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2008, the aggregate value of these securities was $12,416,239 representing 15.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	In United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Variable Rate Security — the rate reflected is as of April 30, 2008, maturity date reflects the stated maturity date.

(2)	Collateralized Mortgage Obligation

(3)	Commercial Mortgage Backed Security

(4)	Fair valued security; see Note 1

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2008.

(6)	Interest Only

(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(8)	Illiquid security

(9)	Variable Rate Security — the rate reflected is as of April 30, 2008, maturity date reflects next reset date.

(10)	Bond in default

(11)	Company has filed for Chapter 11 bankruptcy.

(12)	See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso
BRL — Brazilian Real
EGP — Egyptian Pound
EUR — Euro
MXN — Mexican Peso
RUB — Russian Ruble
NGN— Nigerian Naira

Open Forward Foreign Currency Contracts

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Appreciation

MXN 15,000,000	USD 1,428,014	05/12/2008	$45

MXN — Mexican Peso
USD — United States Dollar
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
BALANCED PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 59.4%	Shares/ Principal Amount/ Shares Subject to Put or Call	Market Value (Note 1)

ADVERTISING AGENCIES — 0.1%
Omnicom Group, Inc.	3,760	$179,502

AEROSPACE/DEFENSE — 1.6%
Boeing Co.	6,070	515,100
General Dynamics Corp.	8,000	723,360
Lockheed Martin Corp.	7,290	773,032
Northrop Grumman Corp.	11,670	858,562

		2,870,054

AEROSPACE/DEFENSE-EQUIPMENT — 0.5%
United Technologies Corp.	12,190	883,409

AGRICULTURAL CHEMICALS — 0.3%
CF Industries Holdings, Inc.	1,450	193,865
Monsanto Co.	2,230	254,265
Terra Industries, Inc.†	3,300	124,938

		573,068

APPAREL MANUFACTURERS — 0.1%
VF Corp.	2,400	178,512

APPLICATIONS SOFTWARE — 1.4%
Compuware Corp.†	21,550	162,487
Infosys Technologies, Ltd. ADR	3,640	159,032
Microsoft Corp.	78,410	2,236,253

		2,557,772

ATHLETIC FOOTWEAR — 0.4%
NIKE, Inc., Class B	11,750	784,900

AUTO-HEAVY DUTY TRUCKS — 0.1%
PACCAR, Inc.	2,400	113,568

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.9%
Autoliv, Inc.	3,300	202,092
Johnson Controls, Inc.	36,800	1,297,568
Lear Corp.†	4,850	138,564

		1,638,224

BANKS-COMMERCIAL — 0.2%
Bank of Hawaii Corp.	3,250	178,197
Zions Bancorp	2,290	106,142

		284,339

BANKS-FIDUCIARY — 0.6%
State Street Corp.	6,940	500,652
The Bank of New York Mellon Corp.	16,050	698,656

		1,199,308

BANKS-SUPER REGIONAL — 2.8%
Bank of America Corp.	47,230	1,773,014
Capital One Financial Corp.	2,750	145,750
Comerica, Inc.	2,600	90,298
Fifth Third Bancorp	1,800	38,574
Huntington Bancshares, Inc.	6,220	58,406
KeyCorp.	2,300	55,499
SunTrust Banks, Inc.	2,230	124,323
US Bancorp	30,595	1,036,865
Wachovia Corp.	12,300	358,545
Wells Fargo & Co.	51,590	1,534,802

		5,216,076

BATTERIES/BATTERY SYSTEMS — 0.1%
Energizer Holdings, Inc.†	1,640	129,658

BEVERAGES-NON-ALCOHOLIC — 0.5%
Coca-Cola Enterprises, Inc.	6,550	147,375
Pepsi Bottling Group, Inc.	4,300	144,953
PepsiAmericas, Inc.	3,450	88,665
The Coca-Cola Co.	10,480	616,958

		997,951

BUILDING-RESIDENTIAL/COMMERCIAL — 0.0%
Toll Brothers, Inc.†	1,700	38,488

CASINO SERVICES — 0.2%
International Game Technology	13,400	465,516

CHEMICALS-DIVERSIFIED — 0.3%
Celanese Corp., Class A	4,500	201,375
Rohm & Haas Co.	5,770	308,406

		509,781

COAL — 0.1%
Walter Industries, Inc.	3,000	208,080

COATINGS/PAINT — 0.1%
The Sherwin-Williams Co.	3,080	170,386

COMMERCIAL SERVICES — 0.1%
Weight Watchers International, Inc.	3,450	158,217

COMMERCIAL SERVICES-FINANCE — 0.0%
Paychex, Inc.	850	30,915

COMPUTERS — 2.6%
Apple, Inc.†	3,897	677,883
Dell, Inc.†	7,610	141,774
Hewlett-Packard Co.	42,740	1,980,999
International Business Machines Corp.	15,830	1,910,681

		4,711,337

COMPUTERS-MEMORY DEVICES — 0.2%
NetApp, Inc.†	1,390	33,638
Seagate Technology	7,350	138,695
Western Digital Corp.†	5,650	163,793

		336,126

COMPUTERS-PERIPHERY EQUIPMENT — 0.1%
Lexmark International, Inc., Class A†	3,950	123,991

CONSULTING SERVICES — 0.5%
Accenture Ltd., Class A	19,200	720,960
Watson Wyatt Worldwide, Inc., Class A	2,800	164,136

		885,096

CONSUMER PRODUCTS-MISC. — 0.4%
Clorox Co.	1,750	92,750
Kimberly-Clark Corp.	8,080	517,039
Tupperware Brands Corp.	3,300	130,020

		739,809

COSMETICS & TOILETRIES — 0.8%
Colgate-Palmolive Co.	4,640	328,048
Procter & Gamble Co.	17,060	1,143,873

		1,471,921

CRUISE LINES — 0.1%
Carnival Corp.	3,200	128,544

DISPOSABLE MEDICAL PRODUCTS — 0.1%
C.R. Bard, Inc.	2,830	266,501

DIVERSIFIED MANUFACTURING OPERATIONS — 1.4%
Danaher Corp.	6,620	516,492
General Electric Co.	30,580	999,966
Honeywell International, Inc.	13,550	804,870
Parker Hannifin Corp.	2,700	215,595

		2,536,923

E-COMMERCE/SERVICES — 0.2%
Expedia, Inc.†	6,000	151,560
priceline.com, Inc.†	1,500	191,460

		343,020

ELECTRIC-INTEGRATED — 2.3%
American Electric Power Co., Inc.	7,180	320,443
CenterPoint Energy, Inc.	10,660	162,245
CMS Energy Corp.	23,320	340,006
Constellation Energy Group, Inc.	1,470	124,435
Dominion Resources, Inc.	14,800	642,172
Edison International	20,800	1,085,136
FirstEnergy Corp.	6,340	479,558
FPL Group, Inc.	1,730	114,682
Northeast Utilities	6,300	165,816
Public Service Enterprise Group, Inc.	14,100	619,131
Sierra Pacific Resources	8,840	120,489

		4,174,113

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.0%
Altera Corp.	10,390	221,099
Amkor Technology, Inc.†	13,900	132,745
Broadcom Corp., Class A†	2,000	51,920
Intel Corp.	7,700	171,402
MEMC Electronic Materials, Inc.†	5,320	335,000
NVIDIA Corp.†	5,650	116,108
QLogic Corp.†	10,200	162,792
Xilinx, Inc.	26,360	652,937

		1,844,003

ELECTRONIC PARTS DISTRIBUTION — 0.1%
Arrow Electronics, Inc.†	5,300	144,213
Avnet, Inc.†	5,100	133,569

		277,782

ENGINEERING/R&D SERVICES — 0.1%
Fluor Corp.	400	61,148
McDermott International, Inc.†	2,800	150,024

		211,172

ENGINES-INTERNAL COMBUSTION — 0.1%
Cummins, Inc.	3,610	226,167

ENTERPRISE SOFTWARE/SERVICE — 0.9%
BMC Software, Inc.†	4,920	171,019
Oracle Corp.†	60,770	1,267,054
Sybase, Inc.†	5,059	148,836

		1,586,909

FINANCE-COMMERCIAL — 0.0%
CIT Group, Inc.	980	10,672

FINANCE-CREDIT CARD — 0.2%
American Express Co.	4,900	235,298
Discover Financial Services	6,435	117,181

		352,479

FINANCE-INVESTMENT BANKER/BROKER — 2.1%
Citigroup, Inc.	26,250	663,338
Investment Technology Group, Inc.†	3,400	164,084
Lehman Brothers Holdings, Inc.	7,850	347,284
Merrill Lynch & Co., Inc.	13,300	662,739
Morgan Stanley	14,800	719,280
TD Ameritrade Holding Corp.†	19,480	352,588
The Goldman Sachs Group, Inc.	5,447	1,042,392

		3,951,705

FINANCE-MORTGAGE LOAN/BANKER — 0.1%
Fannie Mae	4,290	121,407
Freddie Mac	4,620	115,084

		236,491

FINANCE-OTHER SERVICES — 0.2%
CME Group, Inc.	210	96,064
NYSE Euronext	2,800	185,080
The Nasdaq Stock Market, Inc.†	4,100	149,445

		430,589

FINANCIAL GUARANTEE INSURANCE — 0.0%
MBIA, Inc.	1,400	14,560

FOOD-BAKING — 0.1%
Flowers Foods, Inc.	5,050	130,745

FOOD-MISC. — 0.3%
General Mills, Inc.	3,860	233,144
Kraft Foods, Inc., Class A	10,410	329,268

		562,412

FOOD-RETAIL — 0.9%
Safeway, Inc.	48,540	1,533,864
SUPERVALU, Inc.	5,200	172,120

		1,705,984

FOOD-WHOLESALE/DISTRIBUTION — 0.4%
Fresh Del Monte Produce, Inc.†	5,000	158,450
Sysco Corp.	16,432	502,326

		660,776

GAS-DISTRIBUTION — 0.1%
Energen Corp.	2,570	175,377

HOTEL/MOTELS — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	2,480	129,481

HUMAN RESOURCES — 0.1%
Hewitt Associates Inc., Class A†	3,700	151,700

INDEPENDENT POWER PRODUCER — 0.0%
Mirant Corp.†	248	10,195

INDUSTRIAL GASES — 0.1%
Praxair, Inc.	2,682	244,893

INSTRUMENTS-SCIENTIFIC — 0.1%
Thermo Fisher Scientific, Inc.†	1,900	109,953

INSURANCE-LIFE/HEALTH — 0.3%
AFLAC, Inc.	2,790	186,009
Lincoln National Corp.	1,000	53,760
Principal Financial Group, Inc.	3,220	172,785
Prudential Financial, Inc.	1,500	113,565

		526,119

INSURANCE-MULTI-LINE — 0.9%
ACE, Ltd.	10,320	622,193
Allstate Corp.	3,300	166,188
Genworth Financial, Inc., Class A	4,400	101,464
Hartford Financial Services Group, Inc.	1,740	124,010
Loews Corp.	8,700	366,357
MetLife, Inc.	3,130	190,460

		1,570,672

INSURANCE-PROPERTY/CASUALTY — 0.7%
Chubb Corp.	12,130	642,526
The Travelers Cos., Inc.	13,300	670,320

		1,312,846

INSURANCE-REINSURANCE — 0.2%
Axis Capital Holdings, Ltd.	2,800	94,948
RenaissanceRe Holdings, Ltd.	6,949	357,457

		452,405

INVESTMENT COMPANIES — 0.1%
American Capital Strategies, Ltd.	5,250	166,688

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.4%
Ameriprise Financial, Inc.	2,030	96,405
Federated Investors, Inc., Class B	4,750	159,030
GLG Partners, Inc.	8,200	67,650

Invesco, Ltd.	6,550	168,007
Waddell & Reed Financial, Inc., Class A	5,150	174,379

		665,471

MACHINERY-CONSTRUCTION & MINING — 0.7%
Caterpillar, Inc.	14,710	1,204,455

MACHINERY-FARMING — 0.3%
Deere & Co.	7,700	647,339

MACHINERY-GENERAL INDUSTRIAL — 0.2%
Gardner Denver, Inc.†	3,050	141,672
The Manitowoc Co., Inc.	4,440	167,921

		309,593

MEDICAL INSTRUMENTS — 0.2%
Medtronic, Inc.	6,410	312,039

MEDICAL PRODUCTS — 0.5%
Johnson & Johnson	11,950	801,726
Zimmer Holdings, Inc.†	2,670	198,007

		999,733

MEDICAL-BIOMEDICAL/GENE — 0.5%
Amgen, Inc.†	2,525	105,722
Celgene Corp.†	6,840	425,037
Gilead Sciences, Inc.†	8,130	420,809

		951,568

MEDICAL-DRUGS — 3.3%
Abbott Laboratories	16,992	896,328
Bristol-Myers Squibb Co.	22,400	492,128
Eli Lilly & Co.	14,550	700,437
Merck & Co., Inc.	53,750	2,044,650
Pfizer, Inc.	58,990	1,186,289
Schering-Plough Corp.	30,770	566,476
Wyeth	4,850	215,679

		6,101,987

MEDICAL-GENERIC DRUGS — 0.2%
Perrigo Co.	5,500	225,445
Watson Pharmaceuticals, Inc.†	3,900	121,056

		346,501

MEDICAL-HMO — 1.2%
Aetna, Inc.	14,890	649,204
AMERIGROUP Corp.†	4,500	116,955
CIGNA Corp.	3,580	152,902
Humana, Inc.†	2,190	104,660
UnitedHealth Group Inc.	8,300	270,829
WellPoint, Inc.†	19,990	994,502

		2,289,052

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.2%
Cardinal Health, Inc.	8,030	418,122

METAL-ALUMINUM — 0.0%
Alcoa, Inc.	1,600	55,648

METAL-DIVERSIFIED — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	8,879	1,009,986

MULTIMEDIA — 1.8%
News Corp., Class A	57,330	1,026,207
The Walt Disney Co.	37,770	1,224,881
Time Warner, Inc.	34,920	518,562
Viacom, Inc., Class B†	16,000	615,040

		3,384,690

NETWORKING PRODUCTS — 0.8%
Cisco Systems, Inc.†	57,630	1,477,633

NON-HAZARDOUS WASTE DISPOSAL — 0.1%
Allied Waste Industries, Inc.†	15,050	186,018

OFFICE AUTOMATION & EQUIPMENT — 0.1%
Xerox Corp.	10,900	152,273

OIL & GAS DRILLING — 0.1%
ENSCO International, Inc.	2,700	172,071

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.8%
Apache Corp.	2,820	379,798
Devon Energy Corp.	2,900	328,860
Occidental Petroleum Corp.	23,210	1,931,304
XTO Energy, Inc.	10,865	672,109

		3,312,071

OIL COMPANIES-INTEGRATED — 4.9%
Chevron Corp.	24,000	2,307,600
ConocoPhillips	16,910	1,456,797
Exxon Mobil Corp.	48,400	4,504,588
Marathon Oil Corp.	6,620	301,673
Murphy Oil Corp.	4,650	420,081

		8,990,739

OIL FIELD MACHINERY & EQUIPMENT — 0.3%
National-Oilwell Varco, Inc.†	8,150	557,867

OIL-FIELD SERVICES — 1.1%
Baker Hughes, Inc.	4,000	323,520
Halliburton Co.	8,000	367,280
Schlumberger, Ltd.	8,560	860,708
Smith International, Inc.	1,730	132,362
Transocean, Inc.†	2,050	302,293

		1,986,163

PAPER & RELATED PRODUCTS — 0.1%
Domtar Corp.†	16,300	97,311

PHARMACY SERVICES — 0.3%
Medco Health Solutions, Inc.†	12,100	599,434

PRINTING-COMMERCIAL — 0.1%
R.R. Donnelley & Sons Co.	5,100	156,264

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Alexandria Real Estate Equities, Inc.	1,350	141,790
Annaly Mtg. Management, Inc.	10,000	167,600
Apartment Investment & Management Co., Class A	4,419	163,415
Hospitality Properties Trust	4,750	152,617
ProLogis	6,860	429,505

		1,054,927

REAL ESTATE MANAGEMENT/SERVICES — 0.0%
Jones Lang LaSalle, Inc.	1,150	89,252

RETAIL-APPAREL/SHOE — 0.3%
Aeropostale, Inc.†	5,750	182,792
The Gap, Inc.	18,500	344,470

		527,262

RETAIL-AUTO PARTS — 0.2%
Advance Auto Parts, Inc.	5,430	188,312
AutoZone, Inc.†	1,750	211,313

		399,625

RETAIL-AUTOMOBILE — 0.1%
CarMax, Inc.†	5,430	112,673

RETAIL-DISCOUNT — 0.6%
BJ’s Wholesale Club, Inc.†	4,751	181,108
Family Dollar Stores, Inc.	7,120	152,368
TJX Cos., Inc.	6,100	196,542
Wal-Mart Stores, Inc.	9,560	554,289

		1,084,307

RETAIL-DRUG STORE — 0.7%
CVS Caremark Corp.	32,440	1,309,603

RETAIL-OFFICE SUPPLIES — 0.1%
Staples, Inc.	11,497	249,485

RETAIL-REGIONAL DEPARTMENT STORES — 0.1%
Kohl’s Corp.†	5,400	263,790

RETAIL-RESTAURANTS — 0.5%
Darden Restaurants, Inc.	1,600	56,928
McDonald’s Corp.	14,270	850,207

		907,135

RETAIL-SPORTING GOODS — 0.0%
Dick’s Sporting Goods, Inc.†	2,100	60,060

SCHOOL — 0.1%
ITT Educational Services, Inc.†	2,830	216,948

SEMICONDUCTOR EQUIPMENT — 0.3%
Applied Materials, Inc.	16,650	310,689
KLA-Tencor Corp.	5,770	252,034

		562,723

SOAP & CLEANING PREPARATION — 0.1%
Church & Dwight Co., Inc.	2,700	153,414

STEEL-PRODUCERS — 1.0%
AK Steel Holding Corp.	3,050	191,479
Nucor Corp.	9,350	705,925
United States Steel Corp.	6,030	928,318

		1,825,722

TELECOM EQUIPMENT-FIBER OPTICS — 0.4%
Corning, Inc.	26,980	720,636

TELECOM SERVICES — 0.1%
Embarq Corp.	3,830	159,213

TELECOMMUNICATION EQUIPMENT — 0.1%
CommScope, Inc.†	3,800	180,690

TELEPHONE-INTEGRATED — 2.4%
AT&T, Inc.	80,162	3,103,071
CenturyTel, Inc.	4,040	131,098
Verizon Communications, Inc.	27,070	1,041,654
Windstream Corp.	13,150	154,381

		4,430,204

THERAPEUTICS — 0.1%
Warner Chilcott, Ltd., Class A†	6,400	110,144

TOBACCO — 1.5%
Altria Group, Inc.	32,800	656,000
Loews Corp. — Carolina Group	2,220	145,787
Philip Morris International, Inc.†	25,200	1,285,956
Reynolds American, Inc.	9,890	532,577
UST, Inc.	1,900	98,933

		2,719,253

TRANSPORT-RAIL — 1.2%
CSX Corp.	12,550	790,023
Norfolk Southern Corp.	24,390	1,453,156

		2,243,179

TRANSPORT-TRUCK — 0.1%
Con-way, Inc.	3,350	154,938

VITAMINS & NUTRITION PRODUCTS — 0.1%
Herbalife, Ltd.	3,250	142,285
NBTY, Inc.†	3,050	85,858

		228,143

WEB PORTALS/ISP — 0.4%
Google, Inc., Class A†	996	571,993
Yahoo!, Inc.†	6,070	166,379

		738,372

WIRELESS EQUIPMENT — 0.3%
QUALCOMM, Inc.	11,360	490,638

TOTAL COMMON STOCK (cost $105,412,951)		109,334,244

Put Options — Purchased — 0.0%

SOVEREIGN — 0.0%
U.S. Treasury Notes 5 Year Futures June 2008 (strike price $112.00)	10	6,250
U.S. Treasury Bonds Futures June 2008 (strike price $115.00)	14	7,656
U.S. Treasury Bonds Futures June 2008 (strike price $118.00)	6	11,438

TOTAL PUT OPTIONS — PURCHASED (cost $35,290)		25,344

Call Options — Purchased — 0.0%

SOVEREIGN — 0.0%
U.S. Treasury Notes 10 Year Futures June 2008 (strike price $113.50)
TOTAL CALL OPTIONS — PURCHASED (cost $3,739)	7	55

Asset Backed Securities — 10.9%

DIVERSIFIED FINANCIAL SERVICES — 10.9%
American Home Mtg. Assets Series 2006-2, Class 2A1 3.09% due 09/25/46(1)(2)	$652,127	513,798
Asset Backed Securities Corp. Home Equity Series 2006-HE4, Class A5 3.06% due 05/25/36(1)	500,000	445,692
Banc of America Commercial Mtg., Inc. Series 2005-2, Class A5 4.86% due 07/10/43(2)	1,000,000	972,732
Bank of America Credit Card Trust Series 2006-C4, Class C4 2.95% due 11/15/11(1)	400,000	370,750
Capital Auto Receivables Asset Trust Series 2006-1, Class A3 5.03% due 10/15/09	210,566	210,896
Capital One Auto Finance Trust Series 2006-A, Class A3 5.33% due 11/15/10	455,731	455,516
Capital One Multi-Asset Execution Trust Series 2007-A9, Class A9 4.95% due 09/15/12	1,225,000	1,242,770
CNH Equipment Trust, Series 2006-A, Class A3 5.20% due 08/16/10	592,436	594,216
Countrywide Alternative Loan Trust Series 2006-OA9, Class 1A1 3.00% due 07/20/46(1)(2)	692,076	536,489
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 3.01% due 03/20/46(1)(2)	605,269	473,673
Countrywide Alternative Loan Trust Series 2006-OA2, Class A1 3.01% due 05/20/46(1)(2)	659,243	511,912

Countrywide Alternative Loan Trust Series 2006-OA12, Class A2 3.01% due 09/20/46(1)(2)	716,280	536,052
Countrywide Alternative Loan Trust Series 2006-OA8, Class 1A1 3.09% due 07/25/46(1)(2)	831,367	644,776
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/36(2)	831,302	698,200
Credit Suisse Mtg. Capital Certificates Series 2004-AR8, Class 2A1 4.59% due 09/25/34(2)	191,917	178,941
Credit Suisse Mtg. Capital Certificates Series 2007-C4, Class A3 5.81% due 07/15/14(2)	580,000	571,486
First Horizon Alternative Mtg. Securities Series 2006-FA4, Class 1A1 6.00% due 08/25/36(2)	476,329	413,604
Ford Credit Auto Owner Trust Series 2006-A, Class A3 5.05% due 11/15/09	165,134	165,573
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(2)	1,000,000	994,319
GSAMP Trust Series 2006-FMT, Class A2C 3.06% due 04/25/36(1)	750,000	576,700
Harborview Mtg. Loan Trust Series 2006-5, Class 2A1A 2.98% due 07/19/46(1)(2)	740,538	567,844
Home Equity Asset Trust Series 2006-3, Class 2A2 3.03% due 07/25/36(1)	801,980	787,773
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	855,039	860,707
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(2)(3)	220,000	223,698
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/37(2)	121,399	115,089
MASTR Asset Backed Securities Trust Series 2006-AB1, Class A1 3.04% due 02/25/36(1)	175,784	174,788
Merrill Lynch Mtg. Trust, Series 2005-CK11, Class A6 5.42% due 11/12/37(2)(3)	1,000,000	995,862
Morgan Stanley ABS Capital I Series 2006-HE4, Class A3 3.05% due 06/25/36(1)	750,000	647,909
Option One Mtg. Loan Trust Series 2007-6, Class 2A1 2.96% due 06/25/37(1)	496,898	464,056
Residential Accredit Loans, Inc. Series 2006-QO4, Class 2A1 3.09% due 04/25/46(1)(2)	800,574	621,302
Residential Funding Mtg. Securities I Series 2007-S8, Class 1A1 6.00% due 09/25/37(2)	720,715	693,238
Wachovia Auto Owner Trust Series 2005-B, Class A5 4.93% due 11/20/12	1,000,000	1,007,344
Washington Mutual Mtg. Pass-Through Certificates Series 2006-5, Class 2CB1 6.00% due 07/25/36(2)	295,986	264,032
Wells Fargo Home Equity Trust Series 2006-1, Class A3 3.05% due 05/25/36(1)	500,000	401,407
Wells Fargo Mtg. Backed Securities Trust Series 2007-5, Class 2A3 5.50% due 05/25/22(2)	217,432	203,392
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/37(2)	564,116	536,968
Wells Fargo Mtg. Backed Securities Trust Series 2007-11, Class A96 6.00% due 08/25/37(2)	428,193	420,432

TOTAL ASSET BACKED SECURITIES (cost $22,143,756)		20,093,936

Convertible Bonds & Notes — 0.0%

TELECOM SERVICES — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(5)(6) (cost $36,000)	36,000	31,320

Corporate Bonds & Notes — 8.1%

AGRICULTURAL CHEMICALS — 0.0%
Monsanto Co. Company Guar. Bonds 5.88% due 04/15/38	70,000	69,074

APPAREL MANUFACTURERS — 0.0%
Hanesbrands, Inc. Company Guar. Notes 8.20% due 12/15/14(1)	35,000	32,988

AUTO-CARS/LIGHT TRUCKS — 0.5%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 3.77% due 10/31/08(1)	400,000	398,907
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.88% due 03/15/11	480,000	491,204

		890,111

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.0%
Tenneco, Inc. Senior Notes 8.13% due 11/15/15*	30,000	30,750
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	10,000	9,738

		40,488

BANKS-SUPER REGIONAL — 0.2%
Bank of America Corp. Senior Notes 5.65% due 05/01/18	230,000	230,170
Wachovia Capital Trust III 5.80% due 03/15/11(1)(7)	250,000	198,750

		428,920

BEVERAGES-NON-ALCOHOLIC — 0.1%
Dr. Pepper Snapple Group, Inc. Senior Notes 6.82% due 05/01/18*	165,000	171,163

BEVERAGES-WINE/SPIRITS — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	70,000	70,525

BUILDING-RESIDENTIAL/COMMERCIAL — 0.0%
Beazer Homes USA, Inc. Senior Notes 6.50% due 11/15/13	35,000	27,563

CABLE TV — 0.4%
Charter Communications Operating LLC Senior Notes 8.00% due 04/30/12*	35,000	33,775
Comcast Corp. Company Guar. Notes 3.01% due 07/14/09(1)	400,000	392,836
Comcast Corp. Notes 6.95% due 08/15/37	120,000	126,835
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	70,000	67,025
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	110,000	108,075
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	65,000	64,573

		793,119

CASINO HOTELS — 0.1%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	70,000	60,200
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	20,000	18,400
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	20,000	18,100

		96,700

CHEMICALS-DIVERSIFIED — 0.0%
Huntsman LLC Company Guar. Senior Notes 11.50% due 07/15/12	45,000	48,133

CHEMICALS-PLASTICS — 0.0%
Polyone Corp. Senior Notes 8.88% due 05/01/12*	40,000	41,000

CHEMICALS-SPECIALTY — 0.0%
Nalco Co. Senior Notes 7.75% due 11/15/11	25,000	25,687
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	15,000	15,788

		41,475

COAL — 0.0%
Arch Western Finance LLC Sec. Notes 6.75% due 07/01/13	60,000	61,050

COMMERCIAL SERVICES — 0.0%
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	40,000	38,650

COMPUTERS — 0.2%
Hewlett-Packard Co. Senior Notes 4.50% due 03/01/13	255,000	257,076

CONSUMER PRODUCTS-MISC. — 0.1%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	55,000	50,600
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	25,000	24,625
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(8)	15,000	14,400

		89,625

CONTAINERS-METAL/GLASS — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	20,000	20,800

CONTAINERS-PAPER/PLASTIC — 0.0%
Stone Container Corp. Notes 8.38% due 07/01/12	40,000	36,600

DIVERSIFIED FINANCIAL SERVICES — 0.1%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	90,000	85,808
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	110,000	108,373

		194,181

DIVERSIFIED MANUFACTURING OPERATIONS — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/17	240,000	238,845

ELECTRIC-INTEGRATED — 0.3%
Dominion Resources, Inc. Senior Notes 5.15% due 07/15/15	200,000	196,907
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	205,000	204,822
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(5)(6)	200,000	0
Virginia Electric & Power Co. Senior Notes 6.35% due 11/30/37	55,000	56,176

		457,905

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.0%
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14	25,000	20,563

ELECTRONICS-MILITARY — 0.0%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	35,000	33,950

ENERGY-ALTERNATE SOURCES — 0.0%
Mirant North America LLC Senior Notes 7.38% due 12/31/13	35,000	36,313

ENTERPRISE SOFTWARE/SERVICE — 0.0%
Oracle Corp. Notes 6.50% due 04/15/38	60,000	62,015

FINANCE-AUTO LOANS — 0.1%
Ford Motor Credit Co. LLC Guaranteed Notes 7.80% due 06/01/12	35,000	31,297
GMAC LLC Senior Notes 6.88% due 08/28/12	70,000	55,534

		86,831

FINANCE-COMMERCIAL — 0.1%
Caterpillar Financial Services Corp. Senior Notes 5.45% due 04/15/18	150,000	152,148

FINANCE-CONSUMER LOANS — 0.2%
HSBC Finance Corp. Senior Notes 2.67% due 06/19/09(1)	200,000	195,413
John Deere Capital Corp. Senior Notes 5.35% due 04/03/18	125,000	125,139

		320,552

FINANCE-CREDIT CARD — 0.1%
Discover Financial Services Senior Notes 3.43% due 06/11/10(1)	215,000	214,436

FINANCE-INVESTMENT BANKER/BROKER — 1.7%
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	445,000	447,712
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	155,000	155,757
Credit Suisse First Boston USA, Inc. Senior Notes 3.12% due 12/09/08(1)	500,000	498,274
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	80,000	82,076
Lehman Brothers Holdings Capital Trust V Notes 5.86% due 05/31/12(1)(7)	230,000	163,300
Lehman Brothers Holdings, Inc. Senior Notes 5.25% due 02/06/12	190,000	185,263
Merrill Lynch & Co., Inc. Senior Notes 6.00% due 02/17/09	750,000	751,950
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	110,000	109,679
Morgan Stanley Notes 5.45% due 01/09/17	235,000	224,565
Morgan Stanley Senior Notes 6.63% due 04/01/18	165,000	171,075
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	225,000	205,571
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	55,000	53,894

		3,049,116

FINANCE-MORTGAGE LOAN/BANKER — 0.1%
Countrywide Financial Corp. Company Guar. Notes 2.82% due 03/24/09(1)	25,000	23,518
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	120,000	114,399

		137,917

FOOD-MISC. — 0.1%
Del Monte Corp. Company Guar. Notes 6.75% due 02/15/15	20,000	19,300
Kraft Foods, Inc. Senior Bonds 6.00% due 02/11/13	230,000	237,267

		256,567

FOOD-RETAIL — 0.1%
Safeway, Inc. Senior Notes 6.35% due 08/15/17	105,000	111,564
The Kroger Co. Company Guar. Notes 6.40% due 08/15/17	105,000	111,706

		223,270

FUNERAL SERVICES & RELATED ITEMS — 0.1%
Service Corp. International Senior Notes 7.38% due 10/01/14	95,000	97,850
Stewart Enterprises, Inc. Senior Notes 6.25% due 02/15/13	25,000	24,062

		121,912

HOME FURNISHINGS — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	70,000	61,775

INDEPENDENT POWER PRODUCER — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	85,000	87,550

INSURANCE-LIFE/HEALTH — 0.3%
Lincoln National Corp. 7.00% due 05/17/16(9)	195,000	179,688
Nationwide Financial Services Sub. Notes 6.75% due 05/15/37	85,000	69,205
Principal Life, Inc. Tranche Trust 5.30% due 04/24/13	165,000	167,021
Reinsurance Group of America, Inc. 6.75% due 12/15/15(9)	135,000	107,142

		523,056

INSURANCE-MULTI-LINE — 0.1%
Metropolitan Life Global Funding Senior Notes 5.13% due 04/10/13*	250,000	249,984

INSURANCE-MUTUAL — 0.1%
Liberty Mutual Group, Inc. Bonds 7.50% due 08/15/36*	135,000	126,034

INSURANCE-PROPERTY/CASUALTY — 0.1%
The Travelers Cos., Inc. Jr. Sub. Debentures 6.25% due 03/15/17(9)	115,000	100,654

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.0%
Biomet, Inc. Senior Notes 10.38% due 10/15/17*	50,000	53,000

MACHINERY-CONSTRUCTION & MINING — 0.1%
Terex Corp. Senior Sub. Notes 8.00% due 11/15/17	75,000	76,688

MACHINERY-ELECTRICAL — 0.0%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	15,000	15,300

MEDICAL PRODUCTS — 0.0%
Cooper Cos., Inc. Company Guar. Notes 7.13% due 02/15/15	45,000	42,975

MEDICAL-HMO — 0.2%
PolyOne Corp. Senior Notes 8.88% due 05/01/12	40,000	41,000
UnitedHealth Group, Inc. Senior Notes 2.78% due 06/21/10(1)	250,000	236,273

		277,273

MEDICAL-HOSPITALS — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	30,000	31,200
HCA, Inc. Senior Notes 9.25% due 11/15/16	35,000	37,625
HCA, Inc. Senior Notes 9.63% due 11/15/16	75,000	80,531

		149,356

MULTIMEDIA — 0.3%
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	150,000	145,618
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	90,000	104,766
Time Warner, Inc. Notes 5.88% due 11/15/16	160,000	155,963
Viacom, Inc. Senior Notes 3.15% due 06/16/09(1)	215,000	212,015

		618,362

MUSIC — 0.0%
Steinway Musical Instruments Senior Notes 7.00% due 03/01/14*	15,000	13,200
WMG Acquisition Corp. Senior Sub. Notes 7.38% due 04/15/14	30,000	24,900

		38,100

NON-HAZARDOUS WASTE DISPOSAL — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	15,000	15,131
Allied Waste North America, Inc. Company Guar. Notes 7.38% due 04/15/14	15,000	15,113

		30,244

OFFICE SUPPLIES & FORMS — 0.1%
Acco Brands Corp. Company Guar. Notes 7.63% due 08/15/15	85,000	77,350

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.2%
Chesapeake Energy Corp. Company Guar. Notes 6.50% due 08/15/17	45,000	44,325
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 08/15/14	20,000	20,450
Pemex Project Funding Master Trust Company Guar. Notes 4.51% due 10/15/09(1)	250,000	250,636
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	110,000	110,966

		426,377

OIL REFINING & MARKETING — 0.2%
Enterprise Products Operating LP Senior Notes 6.30% due 09/15/17	180,000	183,421
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	120,000	116,897

		300,318

PAPER & RELATED PRODUCTS — 0.0%
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	25,000	24,750
Georgia-Pacific Corp. Debentures 7.70% due 06/15/15	45,000	45,000

		69,750

PIPELINES — 0.1%
Kinder Morgan Energy Partners LP Bonds 6.50% due 02/01/37	95,000	90,719
Sonat, Inc. Notes 7.63% due 07/15/11	60,000	62,984

		153,703

PRIVATE CORRECTIONS — 0.0%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	25,000	24,875

PROPERTY TRUST — 0.1%
WEA Finance/WCI Finance LLC Senior Notes 5.70% due 10/01/16*	160,000	151,690

PUBLISHING-PERIODICALS — 0.0%
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13	75,000	70,688

REAL ESTATE INVESTMENT TRUSTS — 0.0%
Host Marriott LP Senior Notes 7.13% due 11/01/13	45,000	44,831

RETAIL-BUILDING PRODUCTS — 0.1%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	150,000	125,401

RETAIL-DISCOUNT — 0.2%
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	95,000	85,127
Wal-Mart Stores, Inc. Senior Notes 5.38% due 04/05/17	180,000	185,648
Wal-Mart Stores, Inc. Senior Notes 6.50% due 08/15/37	55,000	58,370

		329,145

RETAIL-DRUG STORE — 0.1%
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	150,342	138,353

RETAIL-REGIONAL DEPARTMENT STORES — 0.0%
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15	20,000	20,800

SPECIAL PURPOSE ENTITIES — 0.2%
Allstate Life Global Funding Trust Notes 5.38% due 04/30/13	240,000	243,610
Goldman Sachs Capital II 5.79% due 06/01/12(1)(7)	180,000	135,779
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.88% due 04/01/15	55,000	57,612

		437,001

TELEPHONE-INTEGRATED — 0.6%
AT&T, Inc. Notes 3.16% due 05/15/08	250,000	249,998
AT&T, Inc. Notes 6.30% due 01/15/38	245,000	244,612
BellSouth Corp. Notes 4.20% due 09/15/09	445,000	446,888
Verizon Communications, Inc. Notes 6.40% due 02/15/38	175,000	178,244

		1,119,742

TRANSPORT-RAIL — 0.1%
CSX Corp. Senior Bonds 7.45% due 04/01/38	75,000	78,133

TOTAL CORPORATE BONDS & NOTES (cost $15,150,744)		14,880,089

Foreign Corporate Bonds & Notes — 3.2%

BANKS-COMMERCIAL — 1.1%
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(7)	225,000	215,658
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(1)(7)	145,000	118,187
Glitnir Banki HF Senior Notes 3.08% due 04/20/10*(1)	225,000	176,103
Glitnir Banki HF Notes 3.26% due 01/21/11*(1)	305,000	227,418
HBOS PLC 5.92% due 10/01/15*(1)(7)	400,000	305,422
Landsbanki Islands HF Notes 6.10% due 08/25/11*	190,000	169,175
Royal Bank of Scotland Group PLC 6.99% due 09/29/17(1)(7)	100,000	94,127
Royal Bank of Scotland Group PLC 6.99% due 10/05/17*(1)(7)	200,000	183,573
Shinsei Finance II Bonds 7.16% due 07/25/16*(1)(7)	425,000	253,885
Societe Generale Sub. Notes 5.92% due 04/05/17*(1)(7)	185,000	158,060
Standard Chartered PLC Sub. Notes 6.41% due 01/30/17*(1)(7)	200,000	165,270

		2,066,878

BANKS-MONEY CENTER — 0.1%
Deutsche Bank AG/London Senior Notes 5.38% due 10/12/12	180,000	186,045

BANKS-MORTGAGE — 0.2%
Bancaja U.S.Debt SAU Bank Guar. Notes 2.86% due 07/10/09*(1)	200,000	191,160
CAM US Finance SA Bank Guar. Notes 3.39% due 02/01/10*(1)	200,000	187,214

		378,374

ELECTRIC-INTEGRATED — 0.1%
E. On International Finance BV Notes 5.80% due 04/30/18*	200,000	201,490

FINANCE-INVESTMENT BANKER/BROKER — 0.1%
Credit Suisse Guernsey, Ltd. 5.86% due 05/15/17(1)(7)	120,000	101,569

GAS-DISTRIBUTION — 0.1%
Nakilat, Inc. Sec. Bonds 6.07% due 12/31/33*	150,000	129,981

INSURANCE-MULTI-LINE — 0.1%
XL Capital, Ltd. 6.50% due 04/15/17(1)(7)	260,000	182,000

MULTIMEDIA — 0.0%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	30,000	28,875

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.3%
Canadian Natural Resources, Ltd. Notes 6.25% due 03/15/38	80,000	78,081
EnCana Corp. Notes 6.63% due 08/15/37	60,000	61,278
Nexen, Inc. Bonds 6.40% due 05/15/37	115,000	112,462
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16*	300,000	297,642

		549,463

OIL COMPANIES-INTEGRATED — 0.1%
Qatar Petroleum Notes 5.58% due 05/30/11*	210,006	214,842

SATELLITE TELECOM — 0.0%
Intelsat Bermuda, Ltd. Senior Notes 9.25% due 06/15/16	25,000	25,219

SEMICONDUCTOR EQUIPMENT — 0.0%
Sensata Technologies BV Company Guaranteed Notes 8.00% due 05/01/14	50,000	46,625

SPECIAL PURPOSE ENTITIES — 0.4%
IIRSA Norte Finance, Ltd. Senior Notes 8.75% due 05/30/24	208,628	232,099
Mizuho Capital Investment 1, Ltd. 6.69% due 06/30/16*(1)(7)	84,000	73,981
QBE Capital Funding II LP 6.80% due 06/01/17*(7)	120,000	103,079
Swiss Re Capital I LP 6.85% due 05/25/16*(1)(7)	365,000	331,202

		740,361

TELECOM SERVICES — 0.1%
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*	75,000	76,687

TELEPHONE-INTEGRATED — 0.5%
Telefonica Emisiones SAU Company Guar. Notes 2.84% due 06/19/09(1)	500,000	494,594
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	350,000	359,650

		854,244

TELEVISION — 0.0%
Videotron, Ltd. Senior Notes 6.88% due 01/15/14	30,000	29,250

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $6,441,937)		5,811,903

Foreign Government Agencies — 1.2%

SOVEREIGN — 1.2%
Argentina Bonos Bonds 3.00% due 04/30/13(1)	500,000	245,000
Brazilian Government International Bond 12.25% due 03/06/30	110,000	185,350
Guatemala Government Bond Notes 9.25% due 08/01/13	150,000	173,475
Russian Federation Notes 12.75% due 06/24/28	120,000	215,876
Ukrainian Soviet Socialist Republic Notes 6.39% due 08/05/09(1)	100,000	101,225
Ukrainian Soviet Socialist Republic Senior Bonds 6.58% due 11/21/16*	125,000	122,500
Ukrainian Soviet Socialist Republic Senior Notes 6.58% due 11/21/16	465,000	455,747
United Mexican States Bonds 3.41% due 01/13/09(1)	450,000	450,675
United Mexican States Bonds 8.00% due 09/24/22	270,000	338,850

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $2,326,393)		2,288,698

U.S. Government Agencies — 16.6%

FEDERAL HOME LOAN MTG. CORP. — 6.4%
5.00% due 03/01/19	132,621	133,929
5.00% due May TBA	50,000	49,125
5.42% due 06/01/37	58,878	59,919
5.45% due 07/01/37	109,570	111,631
5.50% due 07/01/34	486,055	490,549
5.50% due 07/15/37	800,000	793,271
5.50% due May TBA	6,410,000	6,450,062
5.54% due 06/01/37	560,265	570,868
5.56% due 06/01/37	67,262	68,560
6.00% due May TBA	2,650,000	2,710,452
6.50% due 05/01/16	63,307	65,562
6.75% due 09/15/29	245,000	300,150

		11,804,078

FEDERAL NATIONAL MTG. ASSOC. — 8.4%
5.00% due 03/01/18	161,493	163,187
5.00% due 04/01/18	32,507	32,925
5.00% due 07/01/18	219,160	221,458
5.00% due 08/01/18	203,485	205,619
5.00% due 09/01/18	684,904	692,087
5.00% due 06/01/19	137,965	139,240
5.00% due May TBA	1,600,000	1,608,000

5.00% due May TBA	1,200,000	1,178,626
5.00% due June TBA	700,000	684,250
5.50% due 10/01/17	476,149	487,690
5.50% due 11/01/17	129,006	132,133
5.50% due May TBA	60,000	61,087
5.50% due May TBA	1,040,000	1,045,524
6.00% due 08/01/17	184,321	190,367
6.00% due May TBA	3,200,000	3,295,002
6.00% due May TBA	320,000	327,100
6.50% due May TBA	2,590,000	2,679,842
Federal National Mtg. Assoc. Series 2006-43, Class GC 6.50% due 09/25/33 (2)	319,632	325,624
Federal National Mtg. Assoc. Series 2006-63, Class AE 6.50% due 10/25/33 (2)	585,691	596,714
Federal National Mtg. Assoc. Series 2006-59, Class DC 6.50% due 12/25/33 (2)	993,086	1,012,817
Federal National Mtg. Assoc. Series 2006-78, Class BC 6.50% due 01/25/34 (2)	269,495	274,887

		15,354,179

GOVERNMENT NATIONAL MTG. ASSOC. — 1.6%
5.50% due 01/15/34	1,108,897	1,126,281
5.50% due May TBA	185,000	187,370
6.50% due May TBA	1,375,000	1,426,562
7.50% due 01/15/32	172,919	185,969

		2,926,182

TENNESSEE VALLEY AUTHORITY — 0.2%
4.65% due 06/15/35	248,000	234,089

TOTAL U.S. GOVERNMENT AGENCIES (cost $30,243,174)		30,318,528

U.S. Government Treasuries — 0.9%

UNITED STATES TREASURY BONDS — 0.4%
2.63% due 07/15/17 TIPS	495,335	544,985
5.00% due 05/15/37	95,000	102,956
6.38% due 08/15/27	125,000	155,117

		803,058

UNITED STATES TREASURY NOTES — 0.5%
2.00% due 02/28/10 (10)	20,000	19,911
2.13% due 01/31/10 (10)	50,000	49,902
3.13% due 11/30/09 (10)	50,000	50,734
3.25% due 01/15/09 (10)	100,000	101,141
3.25% due 12/31/09	75,000	76,260
4.75% due 08/15/17	525,000	565,606
4.88% due 05/15/09 (10)	25,000	25,744

		889,298

TOTAL U.S. GOVERNMENT TREASURIES (cost $1,703,598)		1,692,356

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $183,507,582)		184,476,473

Short-Term Investment Securities — 10.3%

COMMERCIAL PAPER — 10.3%
Alpine Securitization Corp. 2.80% due 05/02/08*	1,250,000	1,249,903
Amstel Funding Corp. 2.90% due 05/06/08*	1,000,000	999,597
Amsterdam Funding Corp. 2.87% due 05/15/08*	1,250,000	1,248,605
Barton Capital Corp. 2.75% due 05/01/08*	1,250,000	1,250,000
CAFCO LLC 2.75% due 05/21/08*	1,250,000	1,248,090
Charta Corp. 2.82% due 06/09/08*	1,250,000	1,246,279
Ciesco LLC 2.70% due 06/03/08*	1,250,000	1,246,906
Clipper Receivables Co. LLC 3.03% due 05/27/08*	1,000,000	997,812
CRC Funding LLC 2.74% due 05/09/08*	1,250,000	1,249,239
Galleon Capital LLC 2.90% due 05/15/08*	1,500,000	1,498,308
Gemini Securitization Corp. LLC 2.95% due 05/28/08*	1,250,000	1,247,234
Govco LLC 2.65% due 05/13/08*	1,250,000	1,248,896
Grampian Funding LLC 2.77% due 05/15/08*	1,250,000	1,248,656
Three Pillars Funding Corp. 2.92% due 05/19/08*	750,000	748,905
Tulip Funding Corp. 2.90% due 05/05/08*	1,250,000	1,249,597
Windmill Funding Corp. 2.80% due 05/21/08*	1,000,000	998,445

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $18,976,472)		18,976,472

Repurchase Agreement — 2.4%

Agreement with State Street Bank & Trust Co. bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $4,356,061 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 5.25% due 12/09/22 and having approximate value of $4,446,638 (cost $4,356,000)	4,356,000	4,356,000

TOTAL INVESTMENTS (cost $206,840,054) (11)	113.0%	207,808,945
Liabilities in excess of other assets	(13.0)	(23,861,309)

NET ASSETS	100.0%	$183,947,636

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2008, the aggregate value of these securities was $23,922,438 representing 13.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2008.

(2)	Collateralized Mortgage Obligation

(3)	Variable Rate Security — the rate reflected is as of April 30, 2008, maturity date reflects the stated maturity date.

(4)	To the extent permitted by the Statement of Additional Information, the Balanced Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2008, the Balanced Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
7.50% due 08/15/09	8/11/05	$35,000	$35,000
	3/14/08	1,000	1,000

		36,000		$31,320	$87.00	0.0%

Southern Energy, Inc.
7.90% due 07/15/09	1/10/06	200,000	0	0	0.00	0.0%
						0.0%

				$31,320		0.0%

(5)	Fair valued security; see Note 1

(6)	Illiquid security

(7)	Perpetual maturity — maturity date reflects the next call date.

(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(9)	Variable Rate Security — the rate reflected is as of April 30, 2008, maturity date reflects next reset date.

(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(11)	See Note 4 for cost of investments on a tax basis.

ADR —	American Depository Receipt

TIPS —	Treasury Inflation Protected Security

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Open Futures Contracts

					Unrealized
Number of			Value at	Value as of	Appreciation
Contracts	Description	Expiration Date	Trade Date	April 30, 2008	(Depreciation)

1 Long	S&P 500 Index Futures	June 2008	$327,841	$346,491	$18,650
1 Long	U.S. Treasury Bonds Futures	June 2008	115,782	116,891	1,109
156 Long	U.S Treasury Notes 5 Year Futures	June 2008	17,612,890	17,469,563	(143,327)
37 Long	U.S Treasury Bonds 2 Year Futures	June 2008	7,939,000	7,869,438	(69,562)
18 Short	U.S Treasury Notes 10 Year Futures	June 2008	2,114,077	2,084,625	29,452

					$(163,678)

Written Put Options

					Market
					Value at	Unrealized
		Strike	Number of	Premiums	April 30,	Appreciation
Issue	Contract Month	Price	Contracts	Received	2008	(Depreciation)

U.S. Treasury Bonds Futures	May 2008	$116.0	6	$3,264	$5,156	$(1,892)
U.S. Treasury Notes 5 Year Futures	June 2008	112.5	30	21,132	26,016	(4,884)
U.S. Treasury Bonds Futures	May 2008	110.5	10	2,159	2,159	—

				$26,555	$33,331	$(6,776)

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS TOTAL RETURN PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 59.0%	Shares/ Principal Amount	Market Value (Note 1)

ADVERTISING AGENCY — 0.5%
Omnicom Group, Inc.	110,070	$5,254,742

AEROSPACE/DEFENSE — 2.0%
Lockheed Martin Corp.	171,250	18,159,350
Northrop Grumman Corp.	48,510	3,568,881
Raytheon Co.	9,650	617,310

		22,345,541

AEROSPACE/DEFENSE-EQUIPMENT — 0.8%
United Technologies Corp.	126,180	9,144,265

ATHLETIC FOOTWEAR — 0.6%
NIKE, Inc., Class B	102,640	6,856,352

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.5%
Johnson Controls, Inc.	158,010	5,571,433

BANKS-COMMERCIAL — 0.1%
UnionBanCal Corp.	24,680	1,295,947

BANKS-FIDUCIARY — 1.5%
State Street Corp.	77,330	5,578,586
The Bank of New York Mellon Corp.	246,862	10,745,903

		16,324,489

BANKS-SUPER REGIONAL — 2.4%
Bank of America Corp.	344,175	12,920,329
PNC Financial Services Group, Inc.	103,770	7,196,450
SunTrust Banks, Inc.	70,740	3,943,755
Wachovia Corp.	93,000	2,710,950

		26,771,484

BEVERAGES-NON-ALCOHOLIC — 0.4%
PepsiCo, Inc.	62,470	4,281,069

BEVERAGES-WINE/SPIRITS — 0.5%
Diageo PLC	248,430	5,102,540

BREWERY — 0.2%
Heineken NV	28,000	1,634,714

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.2%
Masco Corp.	127,360	2,319,226

BUILDING-RESIDENTIAL/COMMERCIAL — 0.4%
D.R. Horton, Inc.	49,830	771,867
Pulte Homes, Inc.	115,890	1,511,205
Toll Brothers, Inc.†	90,550	2,050,052

		4,333,124

CABLE TV — 0.2%
Time Warner Cable, Inc.†	92,580	2,592,240

CELLULAR TELECOM — 0.2%
Vodafone Group PLC ADR	68,164	2,158,072

CHEMICALS-DIVERSIFIED — 0.6%
PPG Industries, Inc. Notes	110,440	6,777,703

COATINGS/PAINT — 0.1%
The Sherwin-Williams Co.	24,790	1,371,383

COMMERCIAL SERVICES-FINANCE — 0.6%
Automatic Data Processing, Inc.	51,230	2,264,366
Visa, Inc., Class A†	45,040	3,758,588

		6,022,954

COMPUTERS — 1.4%
Hewlett-Packard Co.	91,730	4,251,685
International Business Machines Corp.	93,300	11,261,310

		15,512,995

COMPUTERS-MEMORY DEVICES — 0.1%
SanDisk Corp.†	21,100	571,599

CONSULTING SERVICES — 0.3%
Accenture Ltd., Class A	98,240	3,688,912

CONSUMER PRODUCTS-MISC. — 0.5%
Clorox Co.	52,280	2,770,840
Jarden Corp.†	99,650	2,124,538

		4,895,378

COSMETICS & TOILETRIES — 0.4%
Procter & Gamble Co.	65,140	4,367,637

CRUISE LINES — 0.5%
Royal Caribbean Cruises, Ltd.	187,510	5,981,569

DATA PROCESSING/MANAGEMENT — 0.2%
Fidelity National Information Services, Inc.	62,070	2,238,244

DIALYSIS CENTERS — 0.1%
DaVita, Inc.†	26,650	1,396,727

DISTRIBUTION/WHOLESALE — 0.6%
WESCO International, Inc.†	56,500	2,102,365
WW Grainger, Inc.	52,620	4,562,680

		6,665,045

DIVERSIFIED MANUFACTURING OPERATIONS — 1.3%
3M Co.	12,490	960,481
Danaher Corp.	12,600	983,052
Eaton Corp.	27,370	2,404,181
General Electric Co.	151,160	4,942,932
Ingersoll-Rand Co., Ltd., Class A	114,600	5,085,948

		14,376,594

ELECTRIC-INTEGRATED — 2.9%
American Electric Power Co., Inc.	85,030	3,794,889
CMS Energy Corp.	51,060	744,455
Constellation Energy Group, Inc.	6,500	550,225
Dominion Resources, Inc.	60,548	2,627,178
DPL, Inc.	104,550	2,909,627
Entergy Corp.	15,740	1,807,896
FPL Group, Inc.	92,500	6,131,825
Pepco Holdings, Inc.	51,540	1,283,861
PG&E Corp.	155,410	6,216,400
PPL Corp.	28,080	1,348,402
Public Service Enterprise Group, Inc.	104,230	4,576,739

		31,991,497

ELECTRONIC COMPONENTS-MISC. — 0.2%
Flextronics International, Ltd.†	190,300	1,977,217

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.8%
Intel Corp.	328,950	7,322,427
Samsung Electronics Co., Ltd. GDR*	3,584	1,275,904

		8,598,331

ENTERPRISE SOFTWARE/SERVICE — 0.8%
Oracle Corp.†	406,850	8,482,822

FINANCE-CREDIT CARD — 0.3%
American Express Co.	74,620	3,583,252

FINANCE-INVESTMENT BANKER/BROKER — 3.4%
Citigroup, Inc.	196,223	4,958,555
JPMorgan Chase & Co.	250,530	11,937,754
KKR Private Equity Investors LP*(2)	32,330	481,717
Lehman Brothers Holdings, Inc.	80,630	3,567,071
Merrill Lynch & Co., Inc.	89,570	4,463,273
The Goldman Sachs Group, Inc.	42,640	8,160,017
UBS AG†	44,450	1,493,076
UBS AG (Virt-X)†	56,393	1,904,893

		36,966,356

FINANCE-OTHER SERVICES — 0.1%
Deutsche Boerse AG	3,930	578,181

FINANCIAL GUARANTEE INSURANCE — 0.1%
MBIA, Inc.	50,870	529,048

FOOD-MISC. — 2.1%
General Mills, Inc.	155,340	9,382,536
Kellogg Co.	82,430	4,217,943
Nestle SA	18,815	9,024,808

		22,625,287

FOOD-RETAIL — 0.5%
Safeway, Inc.	111,930	3,536,988
The Kroger Co.	66,990	1,825,478

		5,362,466

GAS-DISTRIBUTION — 0.6%
Sempra Energy	109,450	6,202,532

HOTEL/MOTEL — 0.2%
Wyndham Worldwide Corp.	88,830	1,908,068

INDEPENDENT POWER PRODUCER — 0.4%
NRG Energy, Inc.†	93,240	4,097,898

INDUSTRIAL AUTOMATED/ROBOTIC — 0.1%
Rockwell Automation, Inc.	22,750	1,233,733

INDUSTRIAL GASES — 0.4%
Air Products & Chemicals, Inc.	41,840	4,118,311
Praxair, Inc.	7,260	662,911

		4,781,222

INSURANCE BROKER — 0.1%
AON Corp.	15,800	717,162

INSURANCE-LIFE/HEALTH — 1.3%
Conseco, Inc.†	204,090	2,377,648
Genworth Financial, Inc., Class A	430,810	9,934,479
Principal Financial Group, Inc.	18,520	993,783
Prudential Financial, Inc.	18,770	1,421,077

		14,726,987

INSURANCE-MULTI-LINE — 2.8%
Allstate Corp.	249,140	12,546,691
Hartford Financial Services Group, Inc.	89,490	6,377,952
MetLife, Inc.	202,580	12,326,993

		31,251,636

INSURANCE-PROPERTY/CASUALTY — 0.4%
Chubb Corp.	25,780	1,365,567
The Travelers Cos., Inc.	67,250	3,389,400

		4,754,967

INSURANCE-REINSURANCE — 0.2%
Aspen Insurance Holdings, Ltd.	15,200	395,048
Max Re Capital, Ltd.	86,660	2,028,711

		2,423,759

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.6%
Franklin Resources, Inc.	55,380	5,269,407
Legg Mason, Inc.	18,440	1,111,563

		6,380,970

MACHINE TOOLS & RELATED PRODUCTS — 0.2%
Kennametal, Inc.	65,500	2,277,435

MEDICAL INSTRUMENTS — 0.2%
Boston Scientific Corp.†	175,940	2,345,280

MEDICAL PRODUCTS — 0.9%
Johnson & Johnson	135,180	9,069,226
The Cooper Cos., Inc.	25,160	880,600

		9,949,826

MEDICAL-BIOMEDICAL/GENE — 0.4%
Amgen, Inc.†	47,130	1,973,333
Genzyme Corp.†	40,920	2,878,722

		4,852,055

MEDICAL-DRUGS — 2.5%
Abbott Laboratories	17,730	935,257
GlaxoSmithKline PLC	48,010	1,070,088
Merck & Co., Inc.	212,700	8,091,108
Merck KGaA	14,580	2,076,483
Pfizer, Inc.	73,450	1,477,079
Roche Holding AG	8,300	1,384,201
Wyeth	269,240	11,973,103

		27,007,319

MEDICAL-HMO — 0.7%
UnitedHealth Group Inc.	80,520	2,627,368
WellPoint, Inc.†	99,520	4,951,120

		7,578,488

METAL PROCESSORS & FABRICATION — 0.4%
Timken Co.	123,060	4,448,619

METAL-ALUMINUM — 0.2%
Century Aluminum Co.†	27,590	1,911,711

MOTORCYCLE/MOTOR SCOOTER — 0.1%
Harley-Davidson, Inc.	41,500	1,587,375

MULTIMEDIA — 0.6%
The Walt Disney Co.	162,620	5,273,767
WPP Group PLC	86,890	1,068,542

		6,342,309

NETWORKING PRODUCTS — 0.0%
Cisco Systems, Inc.†	13,880	355,883

NON-FERROUS METALS — 0.1%
Cameco Corp.	19,590	685,454

OIL & GAS DRILLING — 0.3%
Nabors Industries, Ltd.†	7,400	277,796
Noble Corp.	58,610	3,298,571

		3,576,367

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.1%
Apache Corp.	90,330	12,165,644

Devon Energy Corp.	79,260	8,988,084
EOG Resources, Inc.	17,550	2,289,924

		23,443,652

OIL COMPANIES-INTEGRATED — 6.2%
Chevron Corp.	76,431	7,348,841
ConocoPhillips	32,870	2,831,750
Exxon Mobil Corp.	261,896	24,374,661
Hess Corp.	114,450	12,154,590
Marathon Oil Corp.	133,290	6,074,025
Total SA ADR	182,740	15,350,160

		68,134,027

OIL REFINING & MARKETING — 0.1%
Sunoco, Inc.	31,940	1,482,335

OIL-FIELD SERVICES — 0.1%
Halliburton Co.	31,770	1,458,561

OPTICAL SUPPLIES — 0.2%
Advanced Medical Optics, Inc.†	86,530	1,817,130

PAPER & RELATED PRODUCTS — 0.2%
MeadWestvaco Corp.	69,790	1,835,477
Smurfit-Stone Container Corp.†	14,090	76,509

		1,911,986

PIPELINES — 0.6%
El Paso Corp.	138,600	2,375,604
Williams Cos., Inc.	127,790	4,536,545

		6,912,149

RETAIL-AUTO PARTS — 0.0%
Advance Auto Parts, Inc.	12,990	450,493

RETAIL-DISCOUNT — 0.2%
Wal-Mart Stores, Inc.	46,390	2,689,692

RETAIL-DRUG STORE — 0.9%
CVS Caremark Corp.	175,438	7,082,432
Walgreen Co.	88,900	3,098,165

		10,180,597

RETAIL-OFFICE SUPPLIES — 0.3%
Staples, Inc.	156,700	3,400,390

RETAIL-PET FOOD & SUPPLIES — 0.1%
PetSmart, Inc.	42,200	944,436

RETAIL-REGIONAL DEPARTMENT STORES — 0.8%
Macy’s, Inc.	357,290	9,035,864

SAVINGS & LOANS/THRIFTS — 0.4%
New York Community Bancorp, Inc.	219,570	4,099,372

STEEL-SPECIALTY — 0.1%
Allegheny Technologies, Inc.	7,910	544,445

TELECOM SERVICES — 0.7%
Embarq Corp.	177,040	7,359,553
TELUS Corp.	16,370	726,418

		8,085,971

TELEPHONE-INTEGRATED — 1.7%
AT&T, Inc.	369,270	14,294,442
Qwest Communications International, Inc.	283,870	1,464,769
Verizon Communications, Inc.	62,560	2,407,309

		18,166,520

TOBACCO — 1.4%
Altria Group, Inc.	143,160	2,863,200
Loews Corp. — Carolina Group	6,600	433,422
Philip Morris International, Inc.†	246,310	12,569,199

		15,865,821

TRANSPORT-RAIL — 0.5%
Burlington Northern Santa Fe Corp.	38,320	3,929,716
Norfolk Southern Corp.	28,790	1,715,308

		5,645,024

TRANSPORT-SERVICES — 0.2%
United Parcel Service, Inc., Class B	33,450	2,422,115

WIRELESS EQUIPMENT — 0.1%
Nokia Oyj ADR	34,000	1,022,380

TOTAL COMMON STOCK (cost $621,458,195)		649,656,450

Asset Backed Securities — 2.3%

DIVERSIFIED FINANCIAL SERVICES — 2.3%
Banc of America Commercial Mtg., Inc. Series 2007-1, Class AMFX 5.58% due 01/15/17(4)	120,761	109,538
Bayview Financial Revolving Mtg. Loan Trust Series 2005-E, Class M1 3.69% due 12/28/40*(2)(5)(6)	850,000	612,000
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/35*(2)(6)	1,000,000	924,219
Chase Commercial Mtg. Securities Corp. Series 2000-2, Class A1 7.54% due 07/15/32(4)	18,982	19,168
Countrywide Asset-Backed Certificates Series 2005-1, Class AF3 4.58% due 05/25/35	7,670	7,611
Countrywide Asset-Backed Certificates Series 2005-3, Class AF3 4.82% due 03/25/35	141,619	141,040
Countrywide Asset-Backed Certificates Series 2006-15, Class A3 5.69% due 10/25/36	550,000	498,364
Credit Suisse Commercial Mtg. Trust Series 2006-C5, Class AM 5.34% due 12/15/39(4)	413,053	373,111
Falcon Franchise Loan LLC Series 2000-1, Class A1 7.38% due 05/05/10*(4)(6)	3,237	3,218
GE Capital Commercial Mtg. Corp. Series 2006-C1, Class AM 5.52% due 03/10/44(3)(4)	630,000	581,018

GMAC Mtg. Corp. Loan Trust Series 2006-HE3, Class A3 5.81% due 10/25/36	641,000	298,519
Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class A2 4.31% due 08/10/42(4)	633,450	628,992
Greenwich Capital Commercial Funding Corp. Series 2004-GG1, Class A7 5.32% due 06/10/36(4)	293,478	298,101
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/39(4)	1,725,000	1,555,667
JPMorgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2,Class AM 4.78% due 07/15/42(4)	765,000	719,549
JPMorgan Chase Commercial Mtg. Securities Corp., Series 2006-Class A4 5.55% due 05/12/45(4)	468,000	462,549
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2005-CB12, Class AM 4.95% due 09/12/37(4)	800,000	759,021
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP1, Class A4 5.04% due 03/15/46(4)	959,574	944,499
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9 Class AM 5.37% due 05/15/47(4)	1,010,000	916,101
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2004-C2, Class A3 5.21% due 05/15/41(3)(4)	192,837	194,480
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP6, Class A4 5.48% due 04/15/43(3)(4)	1,270,000	1,253,076
JPMorgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(4)	1,270,000	1,288,010
Merrill Lynch Mortgage Trust Series 2007-C1, Class C 5.83% due 07/12/17(3)(4)	560,000	393,476
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/48(4)	4,500,000	4,351,518
Morgan Stanley Capital I, Series 1998-HF2, Class X 0.50% due 11/15/30*(3)(4)(7)	11,899,246	105,121
Morgan Stanley Capital I, Series 2005-HQ5, Class A4 5.16% due 01/14/42(4)	381,582	380,340
Multi-Family Capital Access One, Inc. Series 1, Class A 6.65% due 01/15/24(4)	98,705	98,782
Nomura Asset Securities Corp. Series 1995-MD3, Class B1 9.77% due 04/04/27*(2)(3)(4)	1,402,266	1,549,114
RAAC Series Series 2004-SP3, Class AI3 4.97% due 09/25/34(4)	425,000	414,481
Residential Asset Mtg. Products, Inc. Series 2005-RS1, Class AI3 4.11% due 01/25/35	95,348	95,277
Residential Funding Mtg. Securities I, Inc. Series 2005-HS2, Class AI3 5.32% due 12/25/35(3)	669,000	298,677
Spirit Master Funding LLC Series 2005-1, Class A1 5.05% due 07/20/23*(2)(4)(6)	787,908	615,033
Structured Asset Securities Corp. Series 2005-4XS, Class 1A2B 4.67% due 03/25/35	857,851	817,852
Wachovia Bank Commercial Mtg. Trust Series 2005-C17, Class A4 5.08% due 03/15/42(4)	964,051	950,997
Wachovia Bank Commercial Mtg. Trust Series 2007-C30, Class D 5.51% due 12/15/43(4)	369,500	254,209
Wachovia Bank Commercial Mtg. Trust Series 2006-C27, Class AM 5.80% due 07/15/45(4)	810,000	758,202
Wachovia Bank Commercial Mtg. Trust Series 2006-C26, Class AM 6.16% due 06/15/45(3)(4)	830,000	793,053
Wachovia Bank Commercial Mtg. Trust, Series 2005-C16, Class A4 4.85% due 10/15/41(4)	950,000	926,464

TOTAL ASSET BACKED SECURITIES (cost $27,832,180)		25,390,447

Corporate Bonds & Notes — 6.5%

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.1%
Johnson Controls, Inc. Senior Notes 5.50% due 01/15/16	780,000	778,229

BANKS-SUPER REGIONAL — 0.2%
Bank of America Corp. Sub. Notes 5.49% due 03/15/19	348,000	339,922
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	600,000	575,755

Wachovia Corp. Sub. Notes 5.25% due 08/01/14	1,865,000	1,845,759

		2,761,436

BEVERAGES-NON-ALCOHOLIC — 0.1%
Dr Pepper Snapple Group, Inc. Senior Notes 6.12% due 05/01/13*(2)	260,000	265,977
Dr Pepper Snapple Group, Inc. Senior Notes 6.82% due 05/01/18*(2)	130,000	134,856
Dr Pepper Snapple Group, Inc. Senior Notes 7.45% due 05/01/38	210,000	207,375

		608,208

BREWERY — 0.2%
Miller Brewing Co. Notes 5.50% due 08/15/13*	1,623,000	1,680,475

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.1%
CRH America, Inc. Notes 6.95% due 03/15/12	687,000	703,692

CABLE TV — 0.1%
Cox Communications, Inc. Notes 4.63% due 06/01/13	985,000	946,017

CELLULAR TELECOM — 0.1%
Cingular Wireless LLC Senior Notes 6.50% due 12/15/11	326,000	343,602
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	1,105,000	861,900

		1,205,502

CHEMICALS-DIVERSIFIED — 0.1%
PPG Industries, Inc. Senior Notes 5.75% due 03/15/13	1,093,000	1,121,289

COMMERCIAL SERVICES-FINANCE — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	1,210,000	1,209,493

CONSUMER PRODUCTS-MISC. — 0.1%
Fortune Brands, Inc. Notes 5.13% due 01/15/11	808,000	802,936

DIVERSIFIED FINANCIAL SERVICES — 0.1%
General Electric Capital Corp. Senior Notes 5.38% due 10/20/16	408,000	413,985
General Electric Capital Corp. Notes 5.45% due 01/15/13	203,000	209,757
ZFS Finance USA Trust I Bonds 6.50% due 05/09/37*(5)	1,130,000	1,006,019

		1,629,761

DIVERSIFIED MANUFACTURING OPERATIONS — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	520,000	517,497

DRUG DELIVERY SYSTEMS — 0.1%
Hospira, Inc. Senior Notes 5.55% due 03/30/12	310,000	306,614
Hospira, Inc. Senior Notes 6.05% due 03/30/17	1,046,000	1,024,137

		1,330,751

ELECTRIC-GENERATION — 0.2%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	1,430,000	1,452,787
System Energy Resources, Inc. Sec. Bonds 5.13% due 01/15/14*	309,018	302,609

		1,755,396

ELECTRIC-INTEGRATED — 1.0%
Entergy Louisiana LLC Bonds 8.09% due 01/02/17	181,300	177,674
Exelon Generation Co LLC Senior Notes 6.20% due 10/01/17	2,960,000	2,947,094
Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	1,448,000	1,518,127
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	1,339,000	1,390,544
Midamerican Energy Holdings Co. Senior Notes 3.50% due 05/15/08	411,000	410,927
Midamerican Energy Holdings Co. Senior Notes 5.88% due 10/01/12	340,000	354,479
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	1,885,000	1,883,364
Midamerican Funding LLC Sec. Notes 6.93% due 03/01/29	166,000	172,267
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	210,000	209,343
PSEG Power LLC Senior Notes 5.50% due 12/01/15	409,000	400,054

PSEG Power LLC Company Guar. Notes 6.95% due 06/01/12	593,000	630,838
TXU Electric Delivery Co. Debentures 7.00% due 09/01/22	985,000	964,770

		11,059,481

FINANCE-COMMERCIAL — 0.0%
CIT Group, Inc. Jr. Sub. Notes 6.10% due 03/15/67(5)	90,000	47,009

FINANCE-CONSUMER LOANS — 0.1%
HSBC Finance Corp. Notes 5.25% due 01/14/11	725,000	728,606

FINANCE-CREDIT CARD — 0.2%
American Express Co. Senior Notes 5.50% due 09/12/16	1,374,000	1,337,301
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	720,000	652,752

		1,990,053

FINANCE-INVESTMENT BANKER/BROKER — 0.6%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	598,000	569,932
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	1,160,000	1,139,525
Merrill Lynch & Co. Notes 6.15% due 04/25/13	720,000	718,495
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	710,000	598,903
Morgan Stanley Senior Notes 5.75% due 10/18/16	660,000	646,279
Morgan Stanley Notes 6.75% due 04/15/11	664,000	689,360
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	1,126,000	1,088,112
UBS Preferred Funding Trust V Company Guar. Notes 6.24% due 05/15/16(5)(9)	1,380,000	1,207,782

		6,658,388

FOOD-RETAIL — 0.1%
The Kroger Co. Notes 5.00% due 04/15/13	342,000	343,606
The Kroger Co. Company Guar. Notes 6.40% due 08/15/17	210,000	223,412

		567,018

HOTELS/MOTELS — 0.1%
Marriott International, Inc. Notes 6.38% due 06/15/17	1,020,000	1,003,696
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	593,000	533,639

		1,537,335

INSURANCE-MULTI-LINE — 0.2%
Metlife, Inc. Jr. Sub. Notes 6.40% due 12/15/36	1,300,000	1,170,049
Metropolitan Life Global Funding Senior Notes 5.13% due 04/10/13*(2)	340,000	339,978
The Allstate Corp. Senior Notes 5.55% due 05/09/35	83,000	73,113
The Allstate Corp. Senior Notes 6.13% due 12/15/32	604,000	576,853

		2,159,993

INSURANCE-PROPERTY/CASUALTY — 0.1%
Chubb Corp. Jr. Sub. Notes 6.39% due 03/29/37(5)	1,210,000	1,128,994

MACHINE TOOLS & RELATED PRODUCTS — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	710,000	760,815

MEDICAL PRODUCTS — 0.1%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	658,000	688,288

MEDICAL-DRUGS — 0.1%
Allergan, Inc. Senior Notes 5.75% due 04/01/16	800,000	801,165

MEDICAL-HOSPITALS — 0.0%
HCA, Inc. Senior Notes 8.75% due 09/01/10	63,000	64,733

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.0%
Cardinal Health, Inc. Notes 5.80% due 10/15/16	443,000	444,154

MULTIMEDIA — 0.1%
News America Holdings, Inc. Company Guar. Debentures 8.50% due 02/23/25	664,000	769,391

Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	700,000	814,849

		1,584,240

NON-HAZARDOUS WASTE DISPOSAL — 0.1%
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	601,000	635,774

OFFICE AUTOMATION & EQUIPMENT — 0.0%
Xerox Corp. Senior Notes 5.50% due 05/15/12	470,000	470,158

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.1%
Devon OEI Operating, Inc. Company Guar. Senior Notes 7.25% due 10/01/11	748,000	811,061

OIL REFINING & MARKETING — 0.2%
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	970,000	1,000,280
Valero Energy Corp. Senior Notes 6.88% due 04/15/12	1,065,000	1,124,387

		2,124,667

OIL-FIELD SERVICES — 0.0%
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17	270,000	284,278

PIPELINES — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 7.88% due 04/01/13	652,000	712,185
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	794,000	827,616
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	110,000	114,199
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/32	212,000	226,941
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	708,000	783,482

		2,664,423

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Boston Properties LP Senior Notes 5.00% due 06/01/15	147,000	136,939
HRPT Properties Trust Senior Notes 6.25% due 08/15/16	988,000	913,325
Kimco Realty Corp. Senior Notes 6.00% due 11/30/12	750,000	737,323
Prologis Senior Notes 5.75% due 04/01/16	1,270,000	1,196,433
Simon Property Group LP Notes 5.10% due 06/15/15	1,142,000	1,055,500
Simon Property Group LP Notes 5.88% due 03/01/17	673,000	653,354
Vornado Realty LP Notes 4.75% due 12/01/10	500,000	474,393

		5,167,267

RETAIL-APPAREL/SHOE — 0.1%
Ltd. Brands, Inc. Senior Notes 5.25% due 11/01/14	825,000	700,647

RETAIL-BUILDING PRODUCTS — 0.0%
Home Depot Inc Senior Notes 5.25% due 12/16/13	348,000	336,990

RETAIL-DISCOUNT — 0.1%
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	1,003,000	898,763

RETAIL-DRUG STORE — 0.1%
CVS Corp. Senior Notes 6.13% due 08/15/16	610,000	630,513

RETAIL-REGIONAL DEPARTMENT STORES — 0.0%
Federated Retail Holdings, Inc. Company Guar. Notes 5.35% due 03/15/12	260,000	242,278

SOVEREIGN AGENCY — 0.0%
Financing Corp. Bonds 9.65% due 11/02/18	235,000	337,228

SPECIAL PURPOSE ENTITIES — 0.1%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	1,009,000	975,986
Fund American Cos., Inc. Notes 5.88% due 05/15/13	484,000	473,484
Natexis Ambs Co. LLC Bonds 8.44% due 06/30/08*(5)(9)	215,000	216,535

		1,666,005

TELEPHONE-INTEGRATED — 0.3%
AT&T, Inc. Notes 6.50% due 09/01/37	844,000	859,404
BellSouth Corp. Bonds 6.55% due 06/15/34	912,000	916,355

Verizon New York, Inc. Debentures 6.88% due 04/01/12	1,848,000	1,946,689

		3,722,448

TELEVISION — 0.1%
CBS Corp. Company Guar. Notes 6.63% due 05/15/11	832,000	857,247
Hearst-Argyle Television, Inc. Debentures 7.50% due 11/15/27	800,000	799,158

		1,656,405

TRANSPORT-RAIL — 0.2%
Burlington Northern Santa Fe Corp. Notes 5.65% due 05/01/17	1,230,000	1,237,738
CSX Corp. Senior Notes 6.75% due 03/15/11	51,000	53,380
CSX Corp. Debentures 7.90% due 05/01/17	640,000	708,997

		2,000,115

TOTAL CORPORATE BONDS & NOTES (cost $73,218,272)		71,619,974

Foreign Corporate Bonds & Notes — 2.9%

BANKS-COMMERCIAL — 0.4%
BNP Paribas Jr. Sub. Notes 7.20% due 06/25/37*(5)(9)	400,000	375,252
Commonwealth Bank of Australia Senior Notes 5.00% due 11/06/12*	1,047,000	1,068,498
Nordea Bank AB Bonds 5.42% due 04/20/15*(5)(9)	467,000	392,435
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/05/17*(5)(9)	200,000	183,573
UniCredito Italiano Capital Trust Bank Guar. Notes 9.20% due 10/05/10*(5)(9)	1,112,000	1,134,000
Woori Bank Sub. Debentures 6.13% due 05/03/11*(8)	1,480,000	1,444,616

		4,598,374

BANKS-MONEY CENTER — 0.1%
DBS Capital Funding Corp. Company Guar. Notes 7.66% due 03/15/11*(5)(9)	669,000	697,384
Unicredit Luxembourg Finance SA Senior Sub. Notes 6.00% due 10/31/17*	910,000	880,579

		1,577,963

BEVERAGES-WINE/SPIRITS — 0.2%
Diageo Finance BV Company Guar. Bonds 5.50% due 04/01/13	1,720,000	1,779,883

CELLULAR TELECOM — 0.0%
Vodafone Group PLC Notes 5.63% due 02/27/17	235,000	236,015

COMMERCIAL SERVICES-FINANCE — 0.1%
Natixis Notes 10.00% due 04/30/18*(2)(5)(9)	1,124,000	1,137,724

DIVERSIFIED MANUFACTURING OPERATIONS — 0.1%
Tyco Electronics Group Company Guar. Notes 6.55% due 10/01/17*	835,000	854,873

DIVERSIFIED MINERALS — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 01/23/17	870,000	891,750

ELECTRIC-DISTRIBUTION — 0.2%
Hydro-Quebec Co. Company Guar. Notes 6.30% due 05/11/11	1,620,000	1,745,218

ELECTRIC-INTEGRATED — 0.3%
E. On International Finance BV Notes 5.80% due 04/30/18*(2)	1,120,000	1,128,342
EDP Finance BV Senior Notes 6.00% due 02/02/18*	1,170,000	1,190,502
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	1,140,000	1,173,984

		3,492,828

FINANCE-LEASING COMPANY — 0.1%
ORIX Corp. Notes 5.48% due 11/22/11	1,200,000	1,163,568

INSURANCE-MULTI-LINE — 0.1%
ING Groep NV Bonds 5.78% due 12/08/15(5)(9)	1,000,000	859,216

MACHINERY-CONSTRUCTION & MINING — 0.1%
Atlas Copco AB Bonds 5.60% due 05/22/17*	900,000	902,439

MEDICAL PRODUCTS — 0.0%
Covidien International Finance SA Company Guar. Notes 6.00% due 10/15/17*	370,000	378,249

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.1%
Nexen, Inc. Bonds 5.88% due 03/10/35	254,000	230,630

Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16*	530,000	507,337

		737,967

OIL-FIELD SERVICES — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	779,000	799,952

SPECIAL PURPOSE ENTITIES — 0.1%
MUFG Capital Finance 1, Ltd. 6.35% due 07/25/16(5)(9)	958,000	865,854
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	725,000	747,863

		1,613,717

SUPRANATIONAL — 0.5%
European Investment Bank Notes 5.13% due 05/30/17	5,549,000	5,923,580

TELECOM SERVICES — 0.1%
TELUS Corp. Notes 8.00% due 06/01/11	1,119,000	1,207,172

TELEPHONE-INTEGRATED — 0.2%
Deutsche Telekom International Finance BV Senior Notes 5.75% due 03/23/16	1,099,000	1,108,547
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/13	343,000	328,865
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	350,000	375,393

		1,812,805

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $31,776,217)		31,713,293

Foreign Government Agencies — 0.2%

REGIONAL AUTHORITY — 0.1%
Province of Ontario Canada Bonds 5.00% due 10/18/11	1,210,000	1,266,360

SOVEREIGN — 0.1%
AID-Egypt U.S. Govt. Guar. Notes 4.45% due 09/15/15	785,000	804,233
State of Israel Bonds 4.63% due 06/15/13	658,000	656,637

		1,460,870

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $2,645,035)		2,727,230

Taxable Municipal Bonds & Notes — 0.4%

TAXABLE MUNICIPAL NOTES — 0.4%
California Educational Facilities Authority 5.00% due 03/15/39	1,340,000	1,425,519
Massachusetts Bay Transportation Authority Ser B 5.25% due 07/01/17	880,000	983,620
Massachusetts Health & Educational Facilities Authority 5.50% due 06/01/30	465,000	520,544
Massachusetts Health & Educational Facilities Authority 5.50% due 06/01/35	740,000	832,566
Mesa Arizona 4.75% due 07/01/24	480,000	523,061

TOTAL TAXABLE MUNICIPAL BONDS & NOTES (cost $4,351,300)		4,285,310

U.S. Government Agencies — 16.7%

FEDERAL HOME LOAN MTG. CORP. — 4.7%
4.50% due 08/01/18	849,215	843,634
4.50% due 11/01/18	1,117,057	1,109,716
4.50% due 01/01/19	750,240	745,309
4.50% due 03/01/19	92,426	91,827
4.50% due 08/01/19	50,717	50,304
4.50% due 02/01/20	100,074	99,260
4.50% due 04/01/35	705,314	672,645
5.00% due 03/01/18	487,539	492,957
5.00% due 05/01/18	582,967	589,446
5.00% due 09/01/18	311,142	314,600
5.00% due 02/01/19	789,916	797,708
5.00% due 08/01/20	358,277	361,027
5.00% due 12/01/21	298,594	300,695
5.00% due 09/01/33	1,371,213	1,352,183
5.00% due 11/01/33	916,477	903,757
5.00% due 03/01/34	453,793	447,212
5.00% due 04/01/34	248,790	245,182
5.00% due 05/01/35	294,624	290,074
5.00% due 07/01/35	970,693	955,704
5.00% due 08/01/35	949,780	935,114
5.00% due 09/01/35	439,929	433,136
5.00% due 10/01/35	2,569,558	2,529,880
5.00% due 11/01/35	1,983,052	1,952,431
5.50% due 08/23/17	4,700,000	5,130,741
5.50% due 01/01/19	439,885	449,503
5.50% due 04/01/19	34,757	35,560
5.50% due 06/01/19	26,306	26,882
5.50% due 07/01/19	231,013	236,064

5.50% due 12/01/20	124,248	126,809
5.50% due 03/01/21	307,621	313,635
5.50% due 10/01/24	380,714	386,693
5.50% due 06/01/25	627,455	636,453
5.50% due 07/01/25	299,451	303,745
5.50% due 08/01/25	456,206	462,749
5.50% due 09/01/25	440,329	446,644
5.50% due 05/01/33	1,420,662	1,434,685
5.50% due 12/01/33	337,334	340,664
5.50% due 01/01/34	1,359,095	1,372,510
5.50% due 04/01/34	167,110	168,655
5.50% due 11/01/34	97,836	98,741
5.50% due 05/01/35	85,606	86,304
5.50% due 07/01/35	289,848	291,939
5.50% due 09/01/35	237,863	239,802
5.50% due 10/01/35	731,992	737,959
5.50% due 06/01/36	532,936	536,531
5.50% due 01/01/38	1,446,581	1,457,244
5.50% due 03/01/38	2,198,999	2,215,207
6.00% due 04/01/16	74,419	76,865
6.00% due 04/01/17	132,367	136,667
6.00% due 07/01/17	68,397	70,618
6.00% due 10/01/17	96,035	99,155
6.00% due 08/01/19	653,227	673,934
6.00% due 09/01/19	149,511	154,250
6.00% due 11/01/19	203,255	209,778
6.00% due 05/01/21	218,449	225,202
6.00% due 10/01/21	392,402	404,533
6.00% due 02/01/23	537,738	554,669
6.00% due 12/01/25	195,803	201,198
6.00% due 02/01/26	208,598	214,345
6.00% due 04/01/34	102,440	105,148
6.00% due 07/01/34	835,036	857,107
6.00% due 08/01/34	1,790,736	1,838,071
6.00% due 09/01/34	170,165	174,663
6.00% due 07/01/35	315,395	323,189
6.00% due 08/01/35	275,539	282,349
6.00% due 10/01/35	292,290	299,290
6.00% due 11/01/35	689,138	706,170
6.00% due 03/01/36	264,785	271,202
6.00% due 07/01/36	671,964	687,742
6.00% due 10/01/36	621,497	637,925
6.00% due 11/01/36	1,145,632	1,173,394
6.00% due 01/01/37	490,982	502,880
6.00% due 03/01/37	766,925	785,280
6.00% due 05/01/37	1,106,154	1,132,628
6.00% due 06/01/37	792,774	811,748
6.50% due 05/01/34	81,868	85,055
6.50% due 06/01/34	119,704	124,364
6.50% due 08/01/34	590,804	613,807
6.50% due 10/01/34	321,355	334,870
6.50% due 11/01/34	14,829	15,406
6.50% due 05/01/37	266,185	275,967
6.50% due 07/01/37	1,208,797	1,253,215
6.50% due 02/01/38	698,525	724,192
6.56% due 07/01/36	290,742	297,788

		51,384,184

FEDERAL NATIONAL MTG. ASSOC. — 10.6%
4.01% due 08/01/13	83,865	81,552
4.02% due 08/01/13	237,083	229,848
4.50% due 04/01/18	548,532	545,715
4.50% due 06/01/18	693,679	690,115
4.50% due 07/01/18	414,414	412,285
4.50% due 03/01/19	549,974	546,290
4.50% due 04/01/20	539,078	535,467
4.50% due 05/01/20	890,958	882,762
4.50% due 07/01/20	192,863	191,571
4.50% due 11/01/20	450,420	446,276
4.50% due 08/01/33	1,467,581	1,400,734
4.50% due 02/01/35	408,612	389,745
4.50% due 09/01/35	459,590	438,081
4.56% due 05/01/14	548,268	541,152
4.63% due 04/01/14	207,493	205,304
4.67% due 04/01/13	60,807	60,924
4.82% due 12/01/12	638,119	640,838
4.85% due 08/01/14	599,129	599,233
4.87% due 02/01/14	317,582	318,353
4.88% due 03/01/20	162,184	164,154
4.93% due 05/01/15	1,294,041	1,293,862
4.94% due 08/01/15	200,000	202,242
5.00% due 02/01/18	2,205,920	2,231,067
5.00% due 07/01/19	538,559	543,534
5.00% due 09/01/19	296,184	298,920
5.00% due 11/01/19	614,973	620,654
5.00% due 03/01/20	655,451	660,483
5.00% due 05/01/20	817,541	823,817
5.00% due 07/01/20	591,198	595,736
5.00% due 11/01/33	619,410	610,533
5.00% due 03/01/34	813,421	801,627
5.00% due 05/01/34	250,723	246,973
5.00% due 08/01/34	279,166	274,991
5.00% due 09/01/34	717,828	707,091
5.00% due 11/01/34	202,530	199,501
5.00% due 12/01/34	201,171	198,162
5.00% due 03/01/35	451,073	444,511
5.00% due 06/01/35	1,697,641	1,670,658
5.00% due 07/01/35	3,915,241	3,853,012
5.00% due 08/01/35	933,539	918,701
5.00% due 10/01/35	392,162	385,929
5.00% due 08/01/36	884,511	870,452
5.37% due 02/01/13	292,311	294,963
5.46% due 11/01/18	804,251	812,686
5.50% due 11/01/17	493,243	505,199
5.50% due 01/01/18	768,504	787,131
5.50% due 02/01/18	421,248	431,196
5.50% due 07/01/19	1,278,268	1,306,855
5.50% due 08/01/19	278,334	284,559
5.50% due 09/01/19	564,488	577,113
5.50% due 11/01/19	83,690	85,561
5.50% due 12/01/19	156,202	159,695
5.50% due 01/01/21	362,070	369,714
5.50% due 05/01/22	500,871	510,557
5.50% due 05/01/25	368,682	375,791
5.50% due 06/01/25	484,848	491,464
5.50% due 07/01/27	222,843	225,660
5.50% due 02/01/33	796,355	803,469
5.50% due 03/01/33	457,788	461,878
5.50% due 06/01/33	1,017,980	1,027,073

5.50% due 07/01/33	4,107,333	4,144,024
5.50% due 11/01/33	1,191,772	1,202,419
5.50% due 12/01/33	207,926	209,783
5.50% due 01/01/34	723,737	730,201
5.50% due 02/01/34	1,489,489	1,502,604
5.50% due 03/01/34	118,373	119,394
5.50% due 04/01/34	460,783	464,754
5.50% due 05/01/34	1,251,757	1,262,158
5.50% due 06/01/34	203,621	205,312
5.50% due 07/01/34	2,139,059	2,156,831
5.50% due 08/01/34	671,589	677,169
5.50% due 09/01/34	3,094,687	3,120,397
5.50% due 10/01/34	3,563,398	3,593,005
5.50% due 11/01/34	5,553,008	5,599,143
5.50% due 12/01/34	1,601,632	1,614,939
5.50% due 01/01/35	5,886,647	5,939,172
5.50% due 02/01/35	562,364	566,631
5.50% due 03/01/35	1,315,437	1,324,927
5.50% due 04/01/35	582,964	587,170
5.50% due 08/01/35	272,872	274,841
5.50% due 09/01/35	1,187,342	1,195,907
5.50% due 10/01/35	486,914	490,427
5.50% due 12/01/35	1,224,997	1,233,835
5.50% due 04/01/36	793,801	799,528
5.50% due 03/01/37	1,198,440	1,206,524
5.50% due 03/01/38	835,641	841,016
6.00% due 05/15/08	898,000	899,244
6.00% due 01/01/17	614,396	634,549
6.00% due 08/01/17	344,739	356,047
6.00% due 03/01/18	85,054	87,844
6.00% due 11/01/18	740,730	765,028
6.00% due 01/01/21	258,600	266,598
6.00% due 05/01/21	358,699	369,792
6.00% due 07/01/21	350,078	360,905
6.00% due 11/01/25	277,574	284,958
6.00% due 03/01/34	306,060	313,916
6.00% due 04/01/34	956,002	980,541
6.00% due 05/01/34	890,951	913,820
6.00% due 06/01/34	2,057,576	2,110,389
6.00% due 07/01/34	1,214,142	1,245,306
6.00% due 08/01/34	1,543,787	1,583,414
6.00% due 09/01/34	550,443	564,572
6.00% due 10/01/34	1,451,755	1,489,175
6.00% due 11/01/34	192,842	197,792
6.00% due 12/01/34	65,232	66,906
6.00% due 08/01/35	241,314	247,093
6.00% due 09/01/35	656,734	676,070
6.00% due 10/01/35	135,989	139,246
6.00% due 11/01/35	206,376	211,319
6.00% due 12/01/35	1,342,366	1,374,515
6.00% due 02/01/36	1,358,125	1,390,529
6.00% due 03/01/36	588,740	602,564
6.00% due 04/01/36	647,801	663,013
6.00% due 06/01/36	375,974	384,917
6.00% due 08/01/36	312,916	320,263
6.00% due 12/01/36	394,966	404,240
6.00% due 01/01/37	1,487,519	1,522,340
6.00% due 02/01/37	586,494	600,140
6.00% due 03/01/37	402,863	412,237
6.00% due 04/01/37	964,191	986,626
6.00% due 05/01/37	658,554	673,877
6.00% due 06/01/37	884,604	905,187
6.00% due 07/01/37	1,591,832	1,628,870
6.00% due 09/01/37	414,940	424,595
6.33% due 03/01/11	129,103	137,799
6.50% due 06/01/31	300,224	312,996
6.50% due 07/01/31	85,144	88,766
6.50% due 09/01/31	350,097	364,992
6.50% due 02/01/32	338,487	352,887
6.50% due 07/01/32	745,362	776,941
6.50% due 08/01/32	551,942	574,561
6.50% due 01/01/33	346,502	360,702
6.50% due 04/01/34	76,254	79,140
6.50% due 06/01/34	132,778	137,804
6.50% due 08/01/34	398,511	413,597
6.50% due 03/01/36	211,705	219,322
6.50% due 05/01/36	316,678	328,072
6.50% due 01/01/37	337,259	349,394
6.50% due 02/01/37	1,773,022	1,836,501
6.50% due 04/01/37	337,908	349,995
6.50% due 05/01/37	558,717	578,702
6.50% due 06/01/37	371,615	384,907
6.50% due 07/01/37	462,468	479,010
6.63% due 09/15/09	2,374,000	2,493,139
7.50% due 02/01/30	41,282	44,595
7.50% due 03/01/31	99,715	107,360
7.50% due 01/01/32	81,349	87,586

		116,262,735

GOVERNMENT NATIONAL MTG. ASSOC. — 1.0%
4.50% due 07/20/33	74,770	71,476
4.50% due 09/20/33	458,345	438,151
4.50% due 12/20/34	140,551	134,136
5.00% due 07/20/33	111,382	110,125
5.00% due 06/15/34	383,813	381,079
5.00% due 10/15/34	229,349	227,527
5.50% due 11/15/32	516,920	525,558
5.50% due 05/15/33	2,352,702	2,390,570
5.50% due 08/15/33	202,213	205,467
5.50% due 12/15/33	634,968	644,725
5.50% due 09/15/34	250,501	254,428
5.50% due 10/15/35	140,306	142,449
5.50% due 04/20/38	2,121,000	2,148,323
6.00% due 09/15/32	687,260	708,919
6.00% due 04/15/33	484,001	498,959
6.00% due 02/15/34	265,467	273,494
6.00% due 07/15/34	244,370	251,760
6.00% due 09/15/34	292,232	301,069
6.00% due 01/20/35	228,187	234,668
6.00% due 02/20/35	296,739	305,168
6.00% due 04/20/35	122,291	125,764
6.00% due 01/15/38	923,135	949,825

		11,323,640

U.S. GOVERNMENT AGENCIES — 0.4%
Small Business Administration Series 2003-20G, Class 1 4.35% due 07/01/23(4)	127,702	124,395
Small Business Administration Series 2004-20D, Class 1 4.77% due 04/01/24(4)	342,706	340,577
Small Business Administration Series 2005-20C, Class 1 4.95% due 03/01/25(4)	884,103	865,988
Small Business Administration Series 2004-20I, Class 1 4.99% due 09/01/24(4)	526,750	529,139
Small Business Administration Series 2005-20J, Class 1 5.09% due 10/01/25(4)	504,337	500,297
Small Business Administration Series 2004-20E, Class 1 5.18% due 05/01/24(4)	597,167	606,109
Small Business Administration Series 2005-20L, Class 1 5.39% due 12/01/25(4)	458,042	467,464
Small Business Administration Series 2004-20F, Class 1 5.52% due 06/01/24(4)	907,642	933,513

		4,367,482

TOTAL U.S. GOVERNMENT AGENCIES (cost $181,617,433)		183,338,041

U.S. Government Treasuries — 10.8%

UNITED STATES TREASURY BONDS — 2.3%
4.50% due 02/15/36	4,246,000	4,253,299
5.38% due 02/15/31	9,857,000	11,089,894
6.00% due 02/15/26	1,143,000	1,350,258
6.25% due 08/15/23	611,000	735,348
6.75% due 08/15/26	5,550,000	7,103,567
8.00% due 11/15/21	318,000	437,374

		24,969,740

UNITED STATES TREASURY NOTES — 8.5%
3.13% due 10/15/08	3,252,000	3,275,119
3.50% due 11/15/09	6,515,000	6,648,356
3.88% due 02/15/13	2,951,000	3,065,351
4.25% due 08/15/13	7,672,000	8,108,943
4.25% due 11/15/13	2,951,000	3,122,757
4.50% due 03/31/09	8,263,000	8,458,602
4.75% due 11/15/08	5,565,000	5,656,299
4.75% due 05/15/14	829,000	901,279
4.88% due 08/15/09	3,731,000	3,861,003
4.88% due 08/15/16	3,640,000	3,962,482
5.13% due 06/30/11	20,461,000	22,048,324
5.63% due 05/15/08	7,201,000	7,212,248
6.50% due 02/15/10	16,348,000	17,562,607

		93,883,370

TOTAL U.S. GOVERNMENT TREASURIES (cost $114,753,832)		118,853,110

Rights† — 0.0%

FINANCE-INVESTMENT BANKER/BROKER — 0.0%
UBS AG Expires 05/08/09	61,681	104,176
UBS AG Bezugsrechte Auf Expires 05/08/09	44,450	74,771

TOTAL RIGHTS (cost $111,039)		178,947

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $1,057,763,503)		1,087,762,802

Short-Term Investment Securities — 0.8%

COMMERCIAL PAPER — 0.8%
General Electric Capital Co. 2.25% due 05/01/08 (cost $8,341,000)	8,341,000	8,341,000

TOTAL INVESTMENTS (cost $1,066,104,503) (1)	99.6%	1,096,103,802
Other assets less liabilities	0.4	4,776,550

NET ASSETS	100.0%	$1,100,880,352

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2008, the aggregate value of these securities was $23,456,831 representing 2.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Illiquid security

(3)	Variable Rate Security — the rate reflected is as of April 30, 2008, maturity date reflects the stated maturity date.

(4)	Collateralized Mortgage Obligation

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2008.

(6)	Fair valued security; see Note 1

(7)	Interest Only

(8)	Variable Rate Security — the rate reflected is as of April 30, 2008, maturity date reflects next reset date.

(9)	Perpetual maturity — maturity date reflects the next call date.

ADR — American Depository Receipt

GDR — Global Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TELECOM UTILITY PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 90.7%	Shares/ Principal Amount	Market Value (Note 1)

BROADCAST SERVICES/PROGRAM — 0.9%
Grupo Televisa SA ADR	22,870	$564,432

BUILDING & CONSTRUCTION-MISC. — 0.3%
Bouygues SA	2,180	163,458

BUILDING-HEAVY CONSTRUCTION — 0.7%
Acciona SA	1,550	444,721

CABLE TV — 6.6%
Comcast Corp., Special Class A	48,680	985,283
Megacable Holdings SA de CV†	86,140	253,769
Rogers Communications, Inc.	39,160	1,742,389
Time Warner Cable, Inc.†	42,330	1,185,240

		4,166,681

CELLULAR TELECOM — 9.3%
America Movil SAB de CV, Series L ADR†	21,390	1,239,764
Cellcom Israel, Ltd.	30,060	993,784
Hutchison Telecommunications International, Ltd.	296,000	416,283
Mobile Telesystems ADR	6,770	525,217
MTN Group, Ltd.	23,190	443,145
NII Holdings, Inc.†	23,090	1,056,137
Turkcell Iletisim Hizmetleri AS ADR	10,100	203,515
Vodafone Group PLC	323,328	1,030,526

		5,908,371

COAL — 0.1%
Peabody Energy Corp.	1,500	91,695

ELECTRIC-GENERATION — 1.5%
The AES Corp.†	55,990	971,986

ELECTRIC-INTEGRATED — 29.0%
Allegheny Energy, Inc.	10,000	538,000
American Electric Power Co., Inc.	30,390	1,356,306
CMS Energy Corp.	72,590	1,058,362
Constellation Energy Group, Inc.	9,170	776,241
Dominion Resources, Inc.	20,550	891,665
DPL, Inc.	30,820	857,721
DTE Energy Co.	10,670	430,108
E.ON AG	8,639	1,763,196
Edison International	26,030	1,357,985
Electricite de France	4,800	503,662
Energias de Portugal SA	5,000	31,697
Enersis SA/Chile ADR	16,000	302,080
FirstEnergy Corp.	5,780	437,199
Fortum Oyj	2,300	97,936
FPL Group, Inc.	11,370	753,717
Iberdrola SA	19,929	292,822
International Power PLC	110,510	965,151
MDU Resources Group, Inc.	23,810	687,395
Northeast Utilities	32,590	857,769
Oesterreichische Elektrizitaetswirtschafts AG†	4,250	330,083
Pepco Holdings, Inc.	20,140	501,687
PG&E Corp.	23,470	938,800
Portland General Electric Co.	8,630	207,120
Public Service Enterprise Group, Inc.	31,120	1,366,479
Scottish and Southern Energy PLC	6,850	189,588
Suez SA	1,944	138,113
Wisconsin Energy Corp.	2,710	128,617
Xcel Energy, Inc.	30,500	634,400

		18,393,899

ELECTRIC-TRANSMISSION — 1.1%
Red Electrica de Espana	10,359	674,662

GAS-DISTRIBUTION — 4.3%
AGL Resources, Inc.	11,800	401,200
Enagas	15,532	472,923
Gaz de France SA	2,900	191,724
Sempra Energy	28,810	1,632,663

		2,698,510

INDEPENDENT POWER PRODUCERS — 6.3%
Dynegy, Inc., Class A†	70,880	610,986
NRG Energy, Inc.†	52,980	2,328,471
Reliant Energy, Inc.†	41,980	1,080,565

		4,020,022

OIL & GAS DRILLING — 0.8%
Noble Corp.	8,860	498,641

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.6%
OAO Gazprom ADR†	7,000	372,400
OAO Gazprom ADR (London)†	2,630	139,916
Occidental Petroleum Corp.	400	33,284
Talisman Energy, Inc.	16,940	342,635
XTO Energy, Inc.	2,485	153,722

		1,041,957

OIL COMPANIES-INTEGRATED — 0.9%
Marathon Oil Corp.	3,850	175,444
Total SA	4,807	404,868

		580,312

OIL FIELD MACHINERY & EQUIPMENT — 0.1%
National-Oilwell Varco, Inc.†	500	34,225

OIL-FIELD SERVICES — 1.6%
Halliburton Co.	15,700	720,787
Schlumberger, Ltd.	2,800	281,540

		1,002,327

PIPELINES — 8.7%
El Paso Corp.	77,160	1,322,522
Equitable Resources, Inc.	29,810	1,978,490
Questar Corp.	12,720	789,022
Williams Cos., Inc.	40,130	1,424,615

		5,514,649

TELECOM SERVICES — 4.5%
Embarq Corp.	24,460	1,016,802
Telenor ASA†	39,210	793,592
TELUS Corp.	15,720	697,574
Tim Participacoes SA ADR	10,420	349,904

		2,857,872

TELEPHONE-INTEGRATED — 10.9%
AT&T, Inc.	44,520	1,723,369
Deutsche Telekom AG	3,700	66,671
Hrvatske Telekom GDR*†(2)(3)	600	35,166
Koninklijke KPN NV	46,750	860,280
Philippine Long Distance Telephone Co.	3,570	216,632
Philippine Long Distance Telephone Co. ADR	3,520	215,072

Qwest Communications International, Inc.	142,110	733,288
Telecom Argentina SA ADR†	23,830	418,455
Telefonica SA	43,146	1,251,068
Telkom SA, Ltd.†	12,690	215,730
Verizon Communications, Inc.	21,380	822,702
Windstream Corp.	28,800	338,112

		6,896,545

WATER — 1.0%
United Utilities PLC	10,890	155,358
Veolia Environnement†	6,268	455,495

		610,853

WEB PORTALS/ISP — 0.5%
Iliad SA	2,802	298,781

TOTAL COMMON STOCK (cost $56,389,464)		57,434,599

Preferred Stock — 5.8%

CABLE TV — 0.4%
NET Servicos de Comunicacao SA†	21,214	292,008

ELECTRIC-DISTRIBUTION — 1.4%
Eletropaulo Metropolitana de Sao Paulo SA Class B	41,120	910,370

ELECTRIC-GENERATION — 0.8%
AES Tiete SA	54,500	491,818

ELECTRIC-INTEGRATED — 0.8%
Entergy Corp. 7.63%	7,500	504,150

INDEPENDENT POWER PRODUCER — 1.6%
NRG Energy, Inc. 5.75%	2,650	996,400

PIPELINES — 0.8%
El Paso Corp. 4.99%	360	500,850

TOTAL PREFERRED STOCK (cost $3,279,686)		3,695,596

Convertible Bonds & Notes — 0.7%

CELLULAR TELECOM — 0.2%
Nextel International Holdings Senior Notes 3.13% due 06/15/12	$153,000	127,755

MINING — 0.5%
Peabody Energy Corp. Junior Sub. Debentures 4.75% due 12/15/66	256,000	316,160

TOTAL CONVERTIBLE BONDS & NOTES (cost $417,961)		443,915

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $60,087,111)		61,574,110

Short-Term Investment Securities — 2.2%

COMMERCIAL PAPER — 2.2%
General Electric Capital Co. 2.25% due 05/01/08 (cost $1,402,000)	1,402,000	1,402,000

TOTAL INVESTMENTS (cost $61,489,111) (1)	99.4%	62,976,110
Other assets less liabilities	0.6	373,978

NET ASSETS	100.0%	$63,350,088

†	Non-income producing security.

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2008, the aggregate value of these securities was $35,166 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.

(2)	To the extent permitted by the Statement of Additional Information, the Telecom Utility Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2008, the Telecom Utility Portfolio held the following restricted securities:

					Market
	Acquisition	Principal /	Acquisition		Value per	% of Net
Name	Date	Shares	Cost	Market Value	Share	Assets

Hrvatske Telekom GDR
Common Stock	10/2/2007	560	$49,690
	1/17/2008	40	2,662

		600	52,352	$35,166	$58.61	0.06%

(3)	Illiquid security.

ADR — American Depository Receipt

GDR — Global Depository Receipt

Open Forward Foreign Currency Contracts

					Gross
Contract to		In Exchange		Delivery	Unrealized
Deliver		For		Date	Appreciation

* EUR	4,289,979	USD	6,786,597	06/30/2008	$106,804
* USD	1,744,506	EUR	1,126,521	05/14/2008	13,485
* USD	52,200	GBP	26,387	06/30/2008	42

					$120,331

					Gross
Contract to		In Exchange		Delivery	Unrealized
Deliver		For		Date	Depreciation

* EUR	845,397	USD	1,309,727	05/14/2008	$(9,555)
* USD	1,003,813	EUR	636,616	06/30/2008	(12,557)
* GBP	744,570	USD	1,460,883	06/30/2008	(13,249)

Net Unrealized Appreciation (Depreciation)					(35,361)

					$84,970

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

EUR — Euro Dollar

GBP — British Pound

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EQUITY INDEX PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 98.6%	Shares/ Principal Amount	Market Value (Note 1)

ADVERTISING AGENCIES — 0.2%
Interpublic Group of Cos., Inc.†	1,180	$10,679
Omnicom Group, Inc.	830	39,624

		50,303

AEROSPACE/DEFENSE — 1.6%
Boeing Co.	1,865	158,264
General Dynamics Corp.	976	88,250
Lockheed Martin Corp.	848	89,922
Northrop Grumman Corp.	820	60,327
Raytheon Co.	1,040	66,529
Rockwell Collins, Inc.	406	25,623

		488,915

AEROSPACE/DEFENSE-EQUIPMENT — 0.7%
Goodrich Corp.	328	22,353
United Technologies Corp.	2,395	173,566

		195,919

AGRICULTURAL CHEMICALS — 0.5%
Monsanto Co.	1,325	151,076

AGRICULTURAL OPERATIONS — 0.2%
Archer-Daniels-Midland Co.	1,559	68,690

AIRLINES — 0.1%
Southwest Airlines Co.	1,815	24,031

APPAREL MANUFACTURERS — 0.2%
Coach, Inc.†	893	31,764
Jones Apparel Group, Inc.	214	3,388
Liz Claiborne, Inc.	235	4,157
Polo Ralph Lauren Corp.	132	8,198
VF Corp.	202	15,025

		62,532

APPLIANCES — 0.1%
Whirlpool Corp.	204	14,847

APPLICATIONS SOFTWARE — 2.0%
Citrix Systems, Inc.†	455	14,901
Compuware Corp.†	736	5,550
Intuit, Inc.†	806	21,738
Microsoft Corp.	19,500	556,140

		598,329

ATHLETIC FOOTWEAR — 0.2%
NIKE, Inc., Class B	930	62,124

AUDIO/VIDEO PRODUCTS — 0.0%
Harman International Industries, Inc.	152	6,212

AUTO-CARS/LIGHT TRUCKS — 0.2%
Ford Motor Co.†	5,066	41,845
General Motors Corp.	1,372	31,831

		73,676

AUTO-HEAVY DUTY TRUCKS — 0.1%
PACCAR, Inc.	930	44,008

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.2%
Johnson Controls, Inc.	1,440	50,774

BANKS-COMMERCIAL — 0.5%
Banco Bilbao Vizcaya Argentaria,ADR	1	23
BB&T Corp.	1,420	48,692
First Horizon National Corp.	300	3,240
M&T Bank Corp.	198	18,460
Marshall & Ilsley Corp.	705	17,611
Regions Financial Corp.	1,684	36,913
Zions Bancorp	272	12,607

		137,546

BANKS-FIDUCIARY — 0.8%
Northern Trust Corp.	482	35,721
State Street Corp.	936	67,523
The Bank of New York Mellon Corp.	2,851	124,104

		227,348

BANKS-SUPER REGIONAL — 3.9%
Bank of America Corp.	10,758	403,855
Capital One Financial Corp.	947	50,191
Comerica, Inc.	383	13,302
Fifth Third Bancorp	1,440	30,859
Huntington Bancshares, Inc.	481	4,517
KeyCorp.	986	23,792
National City Corp.	1,820	11,466
PNC Financial Services Group, Inc.	853	59,156
SunTrust Banks, Inc.	883	49,227
US Bancorp	4,186	141,863
Wachovia Corp.	4,816	140,386
Wells Fargo & Co.	8,181	243,385

		1,171,999

BEVERAGES-NON-ALCOHOLIC — 1.9%
Coca-Cola Enterprises, Inc.	716	16,110
Pepsi Bottling Group, Inc.	354	11,933
PepsiCo, Inc.	3,901	267,336
The Coca-Cola Co.	4,818	283,636

		579,015

BEVERAGES-WINE/SPIRITS — 0.0%
Brown-Forman Corp., Class B	45	3,061
Constellation Brands, Inc., Class A†	521	9,565

		12,626

BREWERY — 0.4%
Anheuser-Busch Cos., Inc.	1,852	91,119
Molson Coors Brewing Co., Class B	335	18,371

		109,490

BROADCAST SERVICES/PROGRAM — 0.1%
Clear Channel Communications, Inc.	1,207	36,391

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.1%
Masco Corp.	893	16,262

BUILDING PRODUCTS-AIR & HEATING — 0.1%
Trane, Inc.	460	21,395

BUILDING-RESIDENTIAL/COMMERCIAL — 0.1%
Centex Corp.	332	6,912
D.R. Horton, Inc.	716	11,091
KB Home	186	4,185
Lennar Corp., Class A	375	6,907
Pulte Homes, Inc.	572	7,459

		36,554

CABLE TV — 0.7%
Comcast Corp., Class A	7,449	153,077
The DIRECTV Group, Inc.†	1,738	42,824

		195,901

CASINO SERVICES — 0.1%
International Game Technology	765	26,576

CHEMICALS-DIVERSIFIED — 0.8%
E.I. du Pont de Nemours & Co.	2,180	106,624
PPG Industries, Inc.	396	24,303
Rohm & Haas Co.	313	16,730
The Dow Chemical Co.	2,289	91,903

		239,560

CHEMICALS-SPECIALTY — 0.2%
Ashland, Inc.	145	7,688
Eastman Chemical Co.	197	14,480
Ecolab, Inc.	441	20,268
Hercules, Inc.	94	1,767
International Flavors & Fragrances, Inc.	187	8,529
Sigma-Aldrich Corp.	300	17,106

		69,838

COAL — 0.3%
CONSOL Energy, Inc.	443	35,865
Peabody Energy Corp.	682	41,691

		77,556

COATINGS/PAINT — 0.1%
The Sherwin-Williams Co.	283	15,656

COMMERCIAL SERVICES — 0.0%
Convergys Corp.†	339	5,329

COMMERCIAL SERVICES-FINANCE — 0.5%
Automatic Data Processing, Inc.	1,317	58,212
Equifax, Inc.	331	12,667
H&R Block, Inc.	788	17,234
Moody’s Corp.	545	20,143
The Western Union Co.	1,879	43,217
Total Systems Services, Inc.	475	11,305

		162,778

COMPUTER AIDED DESIGN — 0.1%
Autodesk, Inc.†	560	21,280

COMPUTER SERVICES — 0.3%
Affiliated Computer Services, Inc., Class A†	252	13,349
Cognizant Technology Solutions Corp., Class A†	588	18,963
Computer Sciences Corp.†	436	19,005
Electronic Data Systems Corp.	1,282	23,794
Unisys Corp.†	1,075	4,472

		79,583

COMPUTERS — 4.0%
Apple, Inc.†	2,143	372,775
Dell, Inc.†	5,207	97,006
Hewlett-Packard Co.	6,014	278,749
International Business Machines Corp.	3,340	403,138
Sun Microsystems, Inc.†	2,008	31,445

		1,183,113

COMPUTERS-INTEGRATED SYSTEMS — 0.0%
Teradata Corp.†	470	10,006

COMPUTERS-MEMORY DEVICES — 0.4%
EMC Corp.†	5,086	78,324
NetApp, Inc.†	868	21,006
SanDisk Corp.†	597	16,173
Seagate Technology† (1)(2)	1,206	0

		115,503

COMPUTERS-PERIPHERY EQUIPMENT — 0.0%
Lexmark International, Inc., Class A†	239	7,502

CONSUMER PRODUCTS-MISC. — 0.4%
Clorox Co.	336	17,808
Fortune Brands, Inc.	371	25,087
Kimberly-Clark Corp.	1,025	65,590

		108,485

CONTAINERS-METAL/GLASS — 0.0%
Ball Corp.	221	11,885

CONTAINERS-PAPER/PLASTIC — 0.1%
Bemis Co., Inc.	45	1,184
Pactiv Corp.†	341	8,112
Sealed Air Corp.	391	9,888

		19,184

COSMETICS & TOILETRIES — 2.2%
Avon Products, Inc.	1,040	40,581
Colgate-Palmolive Co.	1,236	87,385
Procter & Gamble Co.	7,527	504,685
The Estee Lauder Cos., Inc., Class A	247	11,266

		643,917

CRUISE LINES — 0.1%
Carnival Corp.	1,058	42,500

DATA PROCESSING/MANAGEMENT — 0.2%
Fidelity National Information Services, Inc.	167	6,022
Fiserv, Inc.†	413	20,877
Paychex, Inc.	860	31,278

		58,177

DENTAL SUPPLIES & EQUIPMENT — 0.0%
Patterson Cos., Inc.†	392	13,406

DISPOSABLE MEDICAL PRODUCTS — 0.1%

C.R. Bard, Inc.	247	23,260

DISTRIBUTION/WHOLESALE — 0.1%
Genuine Parts Co.	267	11,337
WW Grainger, Inc.	172	14,914

		26,251

DIVERSIFIED MANUFACTURING OPERATIONS — 4.7%
3M Co.	1,728	132,883
Cooper Industries, Ltd., Class A	436	18,482
Danaher Corp.	614	47,904
Dover Corp.	482	23,844
Eaton Corp.	356	31,271
General Electric Co.	24,364	796,703
Honeywell International, Inc.	1,809	107,455
Illinois Tool Works, Inc.	1,034	54,068
Ingersoll-Rand Co., Ltd., Class A	681	30,223
ITT, Inc.	454	29,056
Leggett & Platt, Inc.	189	3,137
Parker Hannifin Corp.	409	32,659
Textron, Inc.	656	40,022

Tyco International, Ltd.	1,183	55,353

		1,403,060

DIVERSIFIED OPERATIONS — 0.1%
Leucadia National Corp.	393	20,129

DRUG DELIVERY SYSTEMS — 0.1%
Hospira, Inc.†	395	16,254

E-COMMERCE/PRODUCTS — 0.2%
Amazon.com, Inc.†	745	58,579

E-COMMERCE/SERVICES — 0.4%
eBay, Inc.†	2,756	86,235
Expedia, Inc.†	504	12,731
IAC/InterActive Corp.†	354	7,367
Monster Worldwide, Inc.†	316	7,688

		114,021

ELECTRIC PRODUCTS-MISC. — 0.4%
Emerson Electric Co.	1,908	99,712
Molex, Inc.	286	8,117

		107,829

ELECTRIC-GENERATION — 0.1%
The AES Corp.†	1,676	29,095

ELECTRIC-INTEGRATED — 3.2%
Allegheny Energy, Inc.	423	22,757
Ameren Corp.	505	22,907
American Electric Power Co., Inc.	970	43,291
CenterPoint Energy, Inc.	962	14,642
CMS Energy Corp.	693	10,104
Consolidated Edison, Inc.	659	27,414
Constellation Energy Group, Inc.	484	40,970
Dominion Resources, Inc.	1,418	61,527
DTE Energy Co.	432	17,414
Duke Energy Corp.	3,057	55,974
Edison International	816	42,571
Entergy Corp.	495	56,856
Exelon Corp.	1,600	136,768
FirstEnergy Corp.	739	55,898
FPL Group, Inc.	991	65,693
Integrys Energy Group, Inc.	181	8,668
NiSource, Inc.	628	11,241
Pepco Holdings, Inc.	492	12,256
PG&E Corp.	858	34,320
Pinnacle West Capital Corp.	25	848
PPL Corp.	931	44,707
Progress Energy, Inc.	628	26,370
Public Service Enterprise Group, Inc.	1,232	54,097
Southern Co.	1,840	68,503
TECO Energy, Inc.	171	2,738
Xcel Energy, Inc.	1,060	22,048

		960,582

ELECTRONIC COMPONENTS-MISC. — 0.2%
Jabil Circuit, Inc.	521	5,669
Tyco Electronics, Ltd.	1,205	45,079

		50,748

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.0%
Advanced Micro Devices, Inc.†	1,445	8,612
Altera Corp.	750	15,960
Broadcom Corp., Class A†	1,140	29,594
Intel Corp.	14,120	314,311
LSI Logic Corp.†	1,866	11,569
MEMC Electronic Materials, Inc.†	569	35,830
Microchip Technology, Inc.	454	16,685
Micron Technology, Inc.†	1,843	14,228
National Semiconductor Corp.	569	11,602
NVIDIA Corp.†	1,346	27,660
QLogic Corp.†	437	6,975
Texas Instruments, Inc.	3,235	94,333
Xilinx, Inc.	712	17,636

		604,995

ELECTRONIC FORMS — 0.2%
Adobe Systems, Inc.†	1,391	51,870

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.1%
Agilent Technologies, Inc.†	937	28,307

ELECTRONICS-MILITARY — 0.1%
L-3 Communications Holdings, Inc.	304	33,881

ENGINEERING/R&D SERVICES — 0.2%
Fluor Corp.	231	35,313
Jacobs Engineering Group, Inc.†	268	23,136

		58,449

ENGINES-INTERNAL COMBUSTION — 0.1%
Cummins, Inc.	524	32,829

ENTERPRISE SOFTWARE/SERVICE — 0.8%
BMC Software, Inc.†	475	16,511
CA, Inc.	984	21,786
Novell, Inc.†	875	5,495
Oracle Corp.†	9,557	199,263

		243,055

ENTERTAINMENT SOFTWARE — 0.1%
Electronic Arts, Inc.†	764	39,323

FILTRATION/SEPARATION PRODUCTS — 0.0%
Pall Corp.	297	10,327

FINANCE-COMMERCIAL — 0.0%
CIT Group, Inc.	483	5,260

FINANCE-CONSUMER LOANS — 0.1%
SLM Corp.†	1,138	21,087

FINANCE-CREDIT CARD — 0.5%
American Express Co.	2,835	136,137
Discover Financial Services	1,208	21,997

		158,134

FINANCE-INVESTMENT BANKER/BROKER — 4.2%
Citigroup, Inc.	12,630	319,160
E*TRADE Financial Corp.†	1,028	4,091
JPMorgan Chase & Co.	8,142	387,966
Lehman Brothers Holdings, Inc.	1,289	57,025
Merrill Lynch & Co., Inc.	2,364	117,798
Morgan Stanley	2,573	125,048
The Bear Stearns Cos., Inc.	316	3,391
The Charles Schwab Corp.	2,270	49,032

The Goldman Sachs Group, Inc.	964	184,481

		1,247,992

FINANCE-MORTGAGE LOAN/BANKER — 0.4%
Countrywide Financial Corp.	1,475	8,525
Fannie Mae	2,371	67,099
Freddie Mac	1,604	39,956

		115,580

FINANCE-OTHER SERVICES — 0.4%
CME Group, Inc.	122	55,809
IntercontinentalExchange, Inc.†	176	27,306
NYSE Euronext	666	44,023

		127,138

FINANCIAL GUARANTEE INSURANCE — 0.0%
Ambac Financial Group, Inc.	619	2,866
MBIA, Inc.	435	4,524
MGIC Investment Corp.	207	2,697

		10,087

FOOD-CONFECTIONERY — 0.2%
The Hershey Co.	421	15,737
WM Wrigley Jr. Co.	527	40,136

		55,873

FOOD-DAIRY PRODUCTS — 0.0%
Dean Foods Co.†	270	6,275

FOOD-MEAT PRODUCTS — 0.0%
Tyson Foods, Inc., Class A	685	12,193

FOOD-MISC. — 1.1%
Campbell Soup Co.	539	18,757
ConAgra Foods, Inc.	1,181	27,824
General Mills, Inc.	836	50,494
H.J. Heinz Co.	769	36,166
Kellogg Co.	656	33,568
Kraft Foods, Inc., Class A	3,750	118,613
McCormick & Co., Inc.	303	11,450
Sara Lee Corp.	1,755	25,465

		322,337

FOOD-RETAIL — 0.3%
Safeway, Inc.	1,072	33,875
The Kroger Co.	1,642	44,744
Whole Foods Market, Inc.	337	11,000

		89,619

FOOD-WHOLESALE/DISTRIBUTION — 0.2%
SUPERVALU, Inc.	546	18,073
Sysco Corp.	1,474	45,060

		63,133

FORESTRY — 0.2%
Plum Creek Timber Co., Inc.	517	21,114
Weyerhaeuser Co.	507	32,387

		53,501

GAS-DISTRIBUTION — 0.1%
Nicor, Inc.	48	1,686
Sempra Energy	701	39,725

		41,411

HEALTH CARE COST CONTAINMENT — 0.1%
McKesson Corp.	724	37,735

HOME DECORATION PRODUCTS — 0.0%
Newell Rubbermaid, Inc.	676	13,878

HOTELS/MOTELS — 0.2%
Marriott International, Inc., Class A	757	25,965
Starwood Hotels & Resorts Worldwide, Inc.	482	25,165
Wyndham Worldwide Corp.	431	9,258

		60,388

HUMAN RESOURCES — 0.0%
Robert Half International, Inc.	387	9,172

INDEPENDENT POWER PRODUCER — 0.0%
Dynegy, Inc., Class A†	1,292	11,137

INDUSTRIAL AUTOMATED/ROBOTIC — 0.1%
Rockwell Automation, Inc.	361	19,577

INDUSTRIAL GASES — 0.4%
Air Products & Chemicals, Inc.	546	53,743
Praxair, Inc.	772	70,491

		124,234

INSTRUMENTS-SCIENTIFIC — 0.3%
Applera Corp. — Applied Biosystems Group	422	13,466
PerkinElmer, Inc.	310	8,234
Thermo Fisher Scientific, Inc.†	1,022	59,143
Waters Corp.†	243	14,935

		95,778

INSURANCE BROKERS — 0.2%
AON Corp.	769	34,905
Marsh & McLennan Cos., Inc.	1,260	34,763

		69,668

INSURANCE-LIFE/HEALTH — 1.1%
AFLAC, Inc.	1,239	82,604
CIGNA Corp.	698	29,812
Genworth Financial, Inc., Class A	1,100	25,366
Lincoln National Corp.	652	35,051
Principal Financial Group, Inc.	654	35,094
Prudential Financial, Inc.	1,100	83,281
Torchmark Corp.	82	5,309
UnumProvident Corp.	874	20,285

		316,802

INSURANCE-MULTI-LINE — 2.2%
ACE, Ltd.	832	50,161
Allstate Corp.	1,429	71,964
American International Group, Inc.(3)	6,148	284,038
Assurant, Inc.	128	8,320
Cincinnati Financial Corp.	411	14,755
Hartford Financial Services Group, Inc.	760	54,165
Loews Corp.	984	41,436
MetLife, Inc.	1,795	109,226
XL Capital, Ltd., Class A	432	15,073

		649,138

INSURANCE-PROPERTY/CASUALTY — 0.6%
Chubb Corp.	961	50,904
SAFECO Corp.	197	13,148
The Progressive Corp.	1,692	30,778
The Travelers Cos., Inc.	1,563	78,775

		173,605

INTERNET INFRASTRUCTURE SOFTWARE — 0.0%
Akamai Technologies, Inc.†	403	14,415

INTERNET SECURITY — 0.2%
Symantec Corp.†	2,102	36,196
VeriSign, Inc.†	535	19,287

		55,483

INVESTMENT COMPANIES — 0.0%
American Capital Strategies, Ltd.	333	10,573

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.5%
Ameriprise Financial, Inc.	648	30,774
Federated Investors, Inc., Class B	145	4,855
Franklin Resources, Inc.	447	42,532
Janus Capital Group, Inc.	420	11,785
Legg Mason, Inc.	332	20,013
T. Rowe Price Group, Inc.	715	41,870

		151,829

LEISURE PRODUCTS — 0.0%
Brunswick Corp.	189	3,153

LINEN SUPPLY & RELATED ITEMS — 0.0%
Cintas Corp.	134	3,968

MACHINERY-CONSTRUCTION & MINING — 0.5%
Caterpillar, Inc.	1,542	126,259
Terex Corp.†	188	13,100

		139,359

MACHINERY-FARMING — 0.3%
Deere & Co.	1,088	91,468

MACHINERY-GENERAL INDUSTRIAL — 0.0%
The Manitowoc Co., Inc.	316	11,951

MEDICAL INFORMATION SYSTEMS — 0.0%
IMS Health, Inc.	494	12,227

MEDICAL INSTRUMENTS — 0.7%
Boston Scientific Corp.†	3,106	41,403
Medtronic, Inc.	2,740	133,383
St. Jude Medical, Inc.†	829	36,294

		211,080

MEDICAL LABS & TESTING SERVICES — 0.1%
Laboratory Corp. of America Holdings†	279	21,098
Quest Diagnostics, Inc.	395	19,821

		40,919

MEDICAL PRODUCTS — 2.6%
Baxter International, Inc.	1,572	97,967
Becton Dickinson & Co.	611	54,623
Covidien, Ltd.	1,256	58,643
Johnson & Johnson	6,912	463,726
Stryker Corp.	601	38,963
Varian Medical Systems, Inc.†	174	8,157
Zimmer Holdings, Inc.†	568	42,123

		764,202

MEDICAL-BIOMEDICAL/GENE — 0.9%
Amgen, Inc.†	2,637	110,411
Biogen Idec, Inc.†	712	43,211
Celgene Corp.†	1,055	65,558
Genzyme Corp.†	645	45,376
Millipore Corp.†	103	7,220

		271,776

MEDICAL-DRUGS — 4.2%
Abbott Laboratories	3,746	197,601
Allergan, Inc.	778	43,856
Bristol-Myers Squibb Co.	4,796	105,368
Eli Lilly & Co.	2,391	115,103
Forest Laboratories, Inc.†	770	26,727
King Pharmaceuticals, Inc.†	592	5,559
Merck & Co., Inc.	5,275	200,661
Pfizer, Inc.	16,510	332,016
Schering-Plough Corp.	3,863	71,118
Wyeth	3,245	144,305

		1,242,314

MEDICAL-GENERIC DRUGS — 0.1%
Barr Pharmaceuticals, Inc.†	251	12,608
Mylan, Inc.	659	8,679
Watson Pharmaceuticals, Inc.†	246	7,636

		28,923

MEDICAL-HMO — 0.9%
Aetna, Inc.	1,212	52,843
Coventry Health Care, Inc.†	376	16,819
Humana, Inc.†	427	20,406
UnitedHealth Group Inc.	3,053	99,619
WellPoint, Inc.†	1,324	65,869

		255,556

MEDICAL-HOSPITALS — 0.0%
Tenet Healthcare Corp.†	1,107	7,085

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.2%
AmerisourceBergen Corp.	408	16,545
Cardinal Health, Inc.	877	45,665

		62,210

METAL PROCESSORS & FABRICATION — 0.1%
Precision Castparts Corp.	279	32,799

METAL-ALUMINUM — 0.2%
Alcoa, Inc.	2,056	71,508

METAL-DIVERSIFIED — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	926	105,333

MINING — 0.2%
Newmont Mining Corp.	1,110	49,073

MOTORCYCLE/MOTOR SCOOTER — 0.1%
Harley-Davidson, Inc.	586	22,415

MULTIMEDIA — 1.6%
Meredith Corp.	53	1,718
News Corp., Class A	5,606	100,347
The E.W. Scripps Co., Class A	125	5,614
The McGraw-Hill Cos., Inc.	957	39,227

The Walt Disney Co.	4,614	149,632
Time Warner, Inc.	8,760	130,086
Viacom, Inc., Class B†	1,577	60,620

		487,244

NETWORKING PRODUCTS — 1.4%
Cisco Systems, Inc.†	14,615	374,729
Juniper Networks, Inc.†	1,271	35,105

		409,834

NON-FERROUS METALS — 0.0%
Titanium Metals Corp.	124	1,890

NON-HAZARDOUS WASTE DISPOSAL — 0.2%
Allied Waste Industries, Inc.†	687	8,491
Waste Management, Inc.	1,249	45,089

		53,580

OFFICE AUTOMATION & EQUIPMENT — 0.2%
Pitney Bowes, Inc.	349	12,602
Xerox Corp.	2,314	32,327

		44,929

OFFICE SUPPLIES & FORMS — 0.0%
Avery Dennison Corp.	236	11,373

OIL & GAS DRILLING — 0.3%
ENSCO International, Inc.	311	19,820
Nabors Industries, Ltd.†	708	26,579
Noble Corp.	679	38,214
Rowan Cos., Inc.	269	10,488

		95,101

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.7%
Anadarko Petroleum Corp.	1,207	80,338
Apache Corp.	841	113,266
Chesapeake Energy Corp.	1,117	57,749
Devon Energy Corp.	1,129	128,029
EOG Resources, Inc.	597	77,896
Murphy Oil Corp.	455	41,105
Noble Energy, Inc.	331	28,797
Occidental Petroleum Corp.	2,008	167,086
Range Resources Corp.	358	23,764
XTO Energy, Inc.	1,226	75,840

		793,870

OIL COMPANIES-INTEGRATED — 7.3%
Chevron Corp.	5,067	487,192
ConocoPhillips	3,847	331,419
Exxon Mobil Corp.	13,054	1,214,936
Hess Corp.	674	71,579
Marathon Oil Corp.	1,723	78,517

		2,183,643

OIL FIELD MACHINERY & EQUIPMENT — 0.3%
Cameron International Corp.†	508	25,009
National-Oilwell Varco, Inc.†	864	59,141

		84,150

OIL REFINING & MARKETING — 0.3%
Sunoco, Inc.	284	13,180
Tesoro Corp.	332	8,347
Valero Energy Corp.	1,304	63,700

		85,227

OIL-FIELD SERVICES — 2.3%
Baker Hughes, Inc.	772	62,439
BJ Services Co.	739	20,892
Halliburton Co.	2,136	98,064
Schlumberger, Ltd.	2,899	291,494
Smith International, Inc.	476	36,419
Transocean, Inc.†	781	115,166
Weatherford International, Ltd.†	868	70,022

		694,496

PAPER & RELATED PRODUCTS — 0.1%
International Paper Co.	1,088	28,473
MeadWestvaco Corp.	477	12,545

		41,018

PHARMACY SERVICES — 0.4%
Express Scripts, Inc.†	613	42,922
Medco Health Solutions, Inc.†	1,296	64,204

		107,126

PHOTO EQUIPMENT & SUPPLIES — 0.0%
Eastman Kodak Co.	721	12,899

PIPELINES — 0.4%
El Paso Corp.	1,698	29,104
Questar Corp.	208	12,902
Spectra Energy Corp.	1,532	37,840
Williams Cos., Inc.	1,438	51,049

		130,895

PRINTING-COMMERCIAL — 0.1%
R.R. Donnelley & Sons Co.	591	18,108

PUBLISHING-NEWSPAPERS — 0.1%
Gannett Co., Inc.	565	16,170
The New York Times Co., Class A	341	6,650

		22,820

QUARRYING — 0.1%
Vulcan Materials Co.	265	18,237

REAL ESTATE INVESTMENT TRUSTS — 1.1%
Apartment Investment & Management Co., Class A	148	5,473
AvalonBay Communities, Inc.	133	13,267
Boston Properties, Inc.	288	28,941
Developers Diversified Realty Corp.	198	8,504
Equity Residential	657	27,279
General Growth Properties, Inc.	676	27,689
HCP, Inc.	527	18,814
Host Hotels & Resorts, Inc.	1,375	23,650
Kimco Realty Corp.	657	26,221
ProLogis	638	39,945
Public Storage, Inc.	300	27,210
Simon Property Group, Inc.	589	58,817
Vornado Realty Trust	324	30,161

		335,971

REAL ESTATE MANAGEMENT/SERVICES — 0.0%
CB Richard Ellis Group, Inc., Class A†	496	11,468

RETAIL-APPAREL/SHOE — 0.2%
Abercrombie & Fitch Co., Class A	169	12,558
Limited Brands, Inc.	806	14,927
Nordstrom, Inc.	500	17,630
The Gap, Inc.	1,166	21,711

		66,826

RETAIL-AUTO PARTS — 0.0%
AutoZone, Inc.†	111	13,403

RETAIL-AUTOMOBILE — 0.0%
AutoNation, Inc.†	287	4,595

RETAIL-BEDDING — 0.1%
Bed Bath & Beyond, Inc.†	716	23,270

RETAIL-BUILDING PRODUCTS — 0.7%
Home Depot, Inc.	3,890	112,032
Lowe’s Cos., Inc.	3,544	89,273

		201,305

RETAIL-COMPUTER EQUIPMENT — 0.1%
GameStop Corp., Class A†	401	22,071

RETAIL-CONSUMER ELECTRONICS — 0.1%
Best Buy Co., Inc.	851	36,610
RadioShack Corp.	345	4,796

		41,406

RETAIL-DISCOUNT — 1.9%
Big Lots, Inc.†	277	7,487
Costco Wholesale Corp.	1,053	75,026
Family Dollar Stores, Inc.	352	7,533
Target Corp.	2,003	106,419
TJX Cos., Inc.	1,094	35,249
Wal-Mart Stores, Inc.	5,726	331,994

		563,708

RETAIL-DRUG STORE — 0.8%
CVS Caremark Corp.	3,496	141,133
Walgreen Co.	2,403	83,745

		224,878

RETAIL-JEWELRY — 0.1%
Tiffany & Co.	400	17,416

RETAIL-MAJOR DEPARTMENT STORES — 0.1%
J.C. Penney Co., Inc.	560	23,800
Sears Holdings Corp.†	182	17,947

		41,747

RETAIL-OFFICE SUPPLIES — 0.2%
Office Depot, Inc.†	761	9,649
OfficeMax, Inc.	228	4,166
Staples, Inc.	1,772	38,452

		52,267

RETAIL-REGIONAL DEPARTMENT STORES — 0.2%
Dillard’s, Inc., Class A	114	2,326
Kohl’s Corp.†	760	37,126
Macy’s, Inc.	1,049	26,529

		65,981

RETAIL-RESTAURANTS — 0.9%
Darden Restaurants, Inc.	328	11,670
McDonald’s Corp.	2,810	167,420
Starbucks Corp.†	1,770	28,727
Wendy’s International, Inc.	270	7,830
Yum! Brands, Inc.	1,200	48,816

		264,463

RUBBER-TIRES — 0.0%
The Goodyear Tire & Rubber Co.†	514	13,765

SAVINGS & LOANS/THRIFTS — 0.2%
Hudson City Bancorp, Inc.	1,084	20,737
Sovereign Bancorp, Inc.	873	6,521
Washington Mutual, Inc.	2,443	30,025

		57,283

SCHOOL — 0.1%
Apollo Group, Inc., Class A†	346	17,611

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 0.1%
Analog Devices, Inc.	736	23,706
Linear Technology Corp.	535	18,704

		42,410

SEMICONDUCTOR EQUIPMENT — 0.3%
Applied Materials, Inc.	3,302	61,615
KLA-Tencor Corp.	455	19,875
Novellus Systems, Inc.†	242	5,290
Teradyne, Inc.†	437	5,808

		92,588

STEEL-PRODUCERS — 0.3%
Nucor Corp.	697	52,623
United States Steel Corp.	286	44,030

		96,653

STEEL-SPECIALTY — 0.1%
Allegheny Technologies, Inc.	269	18,515

TELECOM EQUIPMENT-FIBER OPTICS — 0.4%
Ciena Corp.†	209	7,067
Corning, Inc.	3,820	102,032
JDS Uniphase Corp.†	536	7,670

		116,769

TELECOM SERVICES — 0.1%
Embarq Corp.	379	15,755

TELECOMMUNICATION EQUIPMENT — 0.0%
Tellabs, Inc.†	1,099	5,671

TELEPHONE-INTEGRATED — 3.2%
AT&T, Inc.	14,700	569,037
CenturyTel, Inc.	258	8,372
Citizens Communications Co.	512	5,489
Qwest Communications International, Inc.	3,805	19,634
Sprint Nextel Corp.	6,893	55,075
Verizon Communications, Inc.	7,005	269,552
Windstream Corp.	1,284	15,074

		942,233

TELEVISION — 0.1%
CBS Corp., Class B	1,661	38,319

THERAPEUTICS — 0.4%
Gilead Sciences, Inc.†	2,256	116,771

TOBACCO — 1.4%
Altria Group, Inc.	5,107	102,140
Philip Morris International, Inc.†	5,107	260,610
Reynolds American, Inc.	430	23,156
UST, Inc.	392	20,411

		406,317

TOOLS-HAND HELD — 0.1%
Black & Decker Corp.	151	9,910
Snap-on, Inc.	60	3,559
The Stanley Works	242	11,674

		25,143

TOYS — 0.1%
Hasbro, Inc.	368	13,086
Mattel, Inc.	889	16,669

		29,755

TRANSPORT-RAIL — 1.0%
Burlington Northern Santa Fe Corp.	722	74,041
CSX Corp.	984	61,943
Norfolk Southern Corp.	938	55,886
Union Pacific Corp.	636	92,341

		284,211

TRANSPORT-SERVICES — 1.1%
C.H. Robinson Worldwide, Inc.	379	23,755
Expeditors International of Washington, Inc.	471	21,944
FedEx Corp.	775	74,299
Ryder System, Inc.	159	10,887
United Parcel Service, Inc., Class B	2,546	184,356

		315,241

WEB PORTALS/ISP — 1.4%
Google, Inc., Class A†	562	322,751
Yahoo!, Inc.†	3,239	88,781

		411,532

WIRELESS EQUIPMENT — 0.9%
American Tower Corp., Class A†	981	42,595
Motorola, Inc.	5,536	55,138
QUALCOMM, Inc.	3,946	170,428

		268,161

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $27,560,273)		29,392,910

Short-Term Investment Securities — 0.3%

U.S GOVERNMENT TREASURIES — 0.3%
United States Treasury Bill 2.24% due 06/26/08 (cost $99,652)(4)	100,000	99,652

Repurchase Agreement — 1.1%

Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $339,005 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 5.25% due 12/09/22 and having approximate value of $350,213

(cost $339,000)	339,000	339,000

TOTAL INVESTMENTS (cost $27,998,925)(5)	100.0%	29,831,562
Liabilities in excess of other assets	(0.0)	(14,609)

NET ASSETS	100.0%	$29,816,953

†	Non-income producing security

(1)	Illiquid security

(2)	Fair valued security; see Note 1

(3)	Security represents an investment in an affiliated company; see Note 3

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(5)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
Open Futures Contracts

Number			Value at	Value as of	Unrealized
of		Expiration	Trade	April 30,	Appreciation
Contracts	Description	Date	Date	2008	(Depreciation)

5 Long	S&P 500 E-Mini Futures Index	June 2008	$324,978	$346,500	$21,522

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH-INCOME PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 99.2%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE — 2.2%
Lockheed Martin Corp.	80,200	$8,504,408
Spirit Aerosystems Holdings, Inc., Class A†	47,300	1,379,741

		9,884,149

AEROSPACE/DEFENSE-EQUIPMENT — 3.1%
United Technologies Corp.	195,700	14,182,379

AGRICULTURAL CHEMICALS — 1.8%
Monsanto Co.	73,100	8,334,862

AGRICULTURAL OPERATIONS — 2.1%
Archer-Daniels-Midland Co.	146,500	6,454,790
Bunge, Ltd.	24,800	2,829,432

		9,284,222

APPLICATIONS SOFTWARE — 0.5%
Salesforce.com, Inc.†	36,000	2,402,280

ATHLETIC FOOTWEAR — 1.6%
NIKE, Inc., Class B	107,700	7,194,360

BANKS-FIDUCIARY — 1.5%
Northern Trust Corp.	94,000	6,966,340

BANKS-SUPER REGIONAL — 0.8%
Wells Fargo & Co.	118,300	3,519,425

BEVERAGES-NON-ALCOHOLIC — 2.6%
The Coca-Cola Co.	200,500	11,803,435

CASINO HOTEL — 0.5%
Wynn Resorts, Ltd.	20,000	2,106,800

COMPUTERS — 9.3%
Apple, Inc.†	91,100	15,846,845
Hewlett-Packard Co.	156,200	7,239,870
International Business Machines Corp.	134,400	16,222,080
Research In Motion Ltd.†	22,200	2,700,186

		42,008,981

COMPUTERS-MEMORY DEVICES — 0.8%
EMC Corp.†	241,800	3,723,720

CONSUMER PRODUCTS-MISC. — 0.5%
Kimberly-Clark Corp.	35,800	2,290,842

DIVERSIFIED MANUFACTURING OPERATIONS — 3.1%
Cooper Industries, Ltd., Class A	85,800	3,637,062
Honeywell International, Inc.	140,600	8,351,640
Roper Industries, Inc.	29,000	1,801,480

		13,790,182

E-COMMERCE/SERVICES — 0.6%
eBay, Inc.†	93,000	2,909,970

ELECTRIC PRODUCTS-MISC. — 2.5%
AMETEK, Inc.	34,300	1,664,236
Emerson Electric Co.	182,200	9,521,772

		11,186,008

ELECTRONIC COMPONENTS-MISC. — 0.5%
Tyco Electronics, Ltd.	64,700	2,420,427

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.0%
Intel Corp.	454,300	10,112,718
NVIDIA Corp.†	166,500	3,421,575

		13,534,293

ELECTRONIC CONNECTORS — 0.5%
Amphenol Corp., Class A	49,500	2,285,910

ENGINEERING/R&D SERVICES — 0.8%
Fluor Corp.	22,700	3,470,149

FINANCE-CREDIT CARD — 1.7%
American Express Co.	160,700	7,716,814

FINANCE-INVESTMENT BANKER/BROKER — 6.3%
Citigroup, Inc.	348,478	8,806,039
JPMorgan Chase & Co.	144,900	6,904,485
Lehman Brothers Holdings, Inc.	78,000	3,450,720
Merrill Lynch & Co., Inc.	101,800	5,072,694
Morgan Stanley	90,100	4,378,860

		28,612,798

FINANCE-MORTGAGE LOAN/BANKER — 0.5%
Fannie Mae	78,400	2,218,720

FINANCE-OTHER SERVICES — 1.1%
CME Group, Inc.	11,300	5,169,185

FOOD-MISC. — 0.8%
Kellogg Co.	69,000	3,530,730

FOOD-RETAIL — 0.7%
Safeway, Inc.	101,200	3,197,920

INDUSTRIAL GASES — 1.5%
Air Products & Chemicals, Inc.	70,200	6,909,786

INSURANCE BROKER — 0.7%
Willis Group Holdings, Ltd.	91,300	3,172,675

INSURANCE-REINSURANCE — 1.7%
Axis Capital Holdings, Ltd.	220,000	7,460,200

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.5%
Franklin Resources, Inc.	69,000	6,565,350

MEDICAL PRODUCTS — 2.9%
Baxter International, Inc.	50,400	3,140,928
Becton Dickinson & Co.	112,300	10,039,620

		13,180,548

MEDICAL-DRUGS — 5.8%
Abbott Laboratories	52,400	2,764,100
Eli Lilly & Co.	200,100	9,632,814
Merck & Co., Inc.	365,400	13,899,816

		26,296,730

MEDICAL-HMO — 1.4%
Aetna, Inc.	139,400	6,077,840

MULTIMEDIA — 1.7%
The Walt Disney Co.	143,300	4,647,219
Viacom, Inc., Class B†	79,700	3,063,668

		7,710,887

NETWORKING PRODUCTS — 2.6%
Cisco Systems, Inc.†	306,800	7,866,352
Juniper Networks, Inc.†	142,300	3,930,326

		11,796,678

OIL COMPANIES-EXPLORATION & PRODUCTION — 6.5%
EOG Resources, Inc.	92,400	12,056,352
Noble Energy, Inc.	198,900	17,304,300

		29,360,652

OIL FIELD MACHINERY & EQUIPMENT — 1.7%
Cameron International Corp.†	70,000	3,446,100
National-Oilwell Varco, Inc.†	59,500	4,072,775

		7,518,875

OIL-FIELD SERVICES — 1.9%
Baker Hughes, Inc.	107,400	8,686,512

OPTICAL SUPPLIES — 2.3%
Alcon, Inc.	65,900	10,412,200

PHARMACY SERVICES — 2.0%
Medco Health Solutions, Inc.†	184,300	9,130,222

RETAIL-DISCOUNT — 2.0%
Wal-Mart Stores, Inc.	156,600	9,079,668

RETAIL-JEWELRY — 0.9%
Tiffany & Co.	93,800	4,084,052

RETAIL-REGIONAL DEPARTMENT STORES — 0.7%
Kohl’s Corp.†	68,300	3,336,455

RETAIL-SPORTING GOODS — 0.7%
Dick’s Sporting Goods, Inc.†	104,900	3,000,140

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 0.2%
Analog Devices, Inc.	22,300	718,283

SEMICONDUCTOR EQUIPMENT — 1.8%
Applied Materials, Inc.	218,000	4,067,880
Lam Research Corp.†	93,900	3,834,876

		7,902,756

SOFTWARE TOOLS — 0.3%
VMware, Inc. Class A†	18,300	1,219,512

TELEPHONE-INTEGRATED — 1.1%
Verizon Communications, Inc.	123,900	4,767,672

THERAPEUTICS — 1.5%
Gilead Sciences, Inc.†	132,600	6,863,376

TOBACCO — 2.0%
Altria Group, Inc.	126,700	2,534,000
Philip Morris International, Inc.†	126,700	6,465,501

		8,999,501

TRANSPORT-RAIL — 1.2%
Union Pacific Corp.	38,000	5,517,220

WEB PORTALS/ISP — 2.9%
Google, Inc., Class A†	22,800	13,093,812

X-RAY EQUIPMENT — 0.3%
Hologic, Inc.†	43,400	1,266,846

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $380,917,659)		447,873,349

Short-Term Investment Securities — 0.4%

TIME DEPOSIT — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.86% due 05/01/08 (cost $2,029,000)	2,029,000	2,029,000

TOTAL INVESTMENTS (cost $382,946,659) (1)	99.6%	449,902,349
Other assets less liabilities	0.4	1,736,966

NET ASSETS	100.0%	$451,639,315

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EQUITY OPPORTUNITIES PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 99.1%	Shares/ Principal Amount	Market Value (Note 1)

ADVERTISING SERVICES — 0.0%
Getty Images, Inc.†	1,200	$39,180

AEROSPACE/DEFENSE — 1.0%
Boeing Co.	17,600	1,493,536
Esterline Technologies Corp.†	1,200	66,792
Northrop Grumman Corp.	1,500	110,355
Teledyne Technologies, Inc.†	1,000	58,730

		1,729,413

AEROSPACE/DEFENSE-EQUIPMENT — 0.7%
AAR Corp.†	3,300	77,220
DRS Technologies, Inc.	3,300	206,052
Triumph Group, Inc.	900	52,983
United Technologies Corp.	12,700	920,369

		1,256,624

AGRICULTURAL CHEMICALS — 1.4%
CF Industries Holdings, Inc.	1,400	187,180
Monsanto Co.	19,200	2,189,184
Terra Industries, Inc.†	3,500	132,510

		2,508,874

AIRLINES — 0.3%
Continental Airlines, Inc., Class B†	2,900	52,142
Northwest Airlines Corp.†	1,100	10,626
Republic Airways Holdings, Inc.†	1,800	30,348
Skywest, Inc.	3,800	72,314
Southwest Airlines Co.	17,000	225,080
UAL Corp.	6,200	92,380

		482,890

ALTERNATIVE WASTE TECHNOLOGY — 0.1%
Darling International, Inc.†	6,000	91,620

APPAREL MANUFACTURER — 0.0%
Polo Ralph Lauren Corp.	1,000	62,110

APPLICATIONS SOFTWARE — 2.2%
Compuware Corp.†	10,000	75,400
Microsoft Corp.	131,000	3,736,120

		3,811,520

AUTO-HEAVY DUTY TRUCKS — 0.2%
Oshkosh Truck Corp.	2,500	101,500
PACCAR, Inc.	6,300	298,116

		399,616

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.3%
American Axle & Manufacturing Holdings, Inc.	4,100	82,574
ArvinMeritor, Inc.	300	4,482
Autoliv, Inc.	3,000	183,720
Lear Corp.†	6,000	171,420

		442,196

BANKS-COMMERCIAL — 0.0%
Pacific Capital Bancorp NA	2,000	40,760

BANKS-FIDUCIARY — 0.7%
State Street Corp.	14,900	1,074,886
The Bank of New York Mellon Corp.	4,000	174,120

		1,249,006

BANKS-SUPER REGIONAL — 3.3%
Bank of America Corp.	53,700	2,015,898
Capital One Financial Corp.	22,500	1,192,500
PNC Financial Services Group, Inc.	1,700	117,895
US Bancorp	17,500	593,075
Wachovia Corp.	26,000	757,900
Wells Fargo & Co.	36,200	1,076,950

		5,754,218

BEVERAGES-NON-ALCOHOLIC — 1.0%
Hansen Natural Corp.†	2,700	95,553
PepsiCo, Inc.	9,500	651,035
The Coca-Cola Co.	17,600	1,036,112

		1,782,700

BEVERAGES-WINE/SPIRITS — 0.1%
Central European Distribution Corp.†	1,100	67,012
Constellation Brands, Inc., Class A†	4,400	80,784

		147,796

BROADCAST SERVICES/PROGRAM — 0.6%
Clear Channel Communications, Inc.	32,400	976,860

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.1%
Armstrong World Industries, Inc.	900	32,031
USG Corp.†	3,700	130,647

		162,678

BUILDING & CONSTRUCTION-MISC. — 0.0%
Layne Christensen Co.†	400	17,068

BUILDING PRODUCTS-AIR & HEATING — 0.0%
Lennox International, Inc.	700	23,198

BUILDING PRODUCTS-DOORS & WINDOWS — 0.0%
Quanex Building Products†	3,800	64,600

BUILDING-HEAVY CONSTRUCTION — 0.1%
Chicago Bridge & Iron Co., NV	2,500	99,600
Perini Corp.†	500	18,090

		117,690

BUILDING-MAINTANCE & SERVICES — 0.0%
ABM Industries, Inc.	500	10,470

BUILDING-MOBILEHOME/MANUFACTURED HOUSING — 0.0%
Champion Enterprises, Inc.†	2,400	24,768
Thor Industries, Inc.	400	12,128

		36,896

BUILDING-RESIDENTIAL/COMMERCIAL — 0.4%
Centex Corp.	3,500	72,870
KB Home	5,400	121,500
Lennar Corp., Class A	7,500	138,150
NVR, Inc.†	200	122,700
Pulte Homes, Inc.	9,800	127,792
Ryland Group, Inc.	1,600	51,168
Toll Brothers, Inc.†	6,100	138,104

		772,284

CABLE TV — 0.0%
The DIRECTV Group, Inc.†	2,600	64,064

CELLULAR TELECOM — 0.1%
Centennial Communications Corp.†	2,500	15,150
Syniverse Holdings, Inc.†	7,200	113,112

		128,262

CHEMICALS-DIVERSIFIED — 0.1%
E.I. du Pont de Nemours & Co.	3,500	171,185

Olin Corp.	1,800	36,306

		207,491

CHEMICALS-SPECIALTY — 0.2%
Arch Chemicals, Inc.	500	17,035
Ashland, Inc.	2,700	143,154
Cytec Industries, Inc.	600	35,406
Hercules, Inc.	2,100	39,480
NewMarket Corp.	600	38,958
OM Group, Inc.†	3,000	164,280

		438,313

COMMERCE — 0.0%
Global Sources, Ltd.†	1,560	21,668

COMMERCIAL SERVICES — 0.1%
ChoicePoint, Inc.†	500	24,175
Convergys Corp†	4,500	70,740
CoStar Group, Inc.†	200	9,590
First Advantage Corp., Class A†	200	4,102

		108,607

COMMERCIAL SERVICES-FINANCE — 0.5%
Bankrate, Inc.†	800	41,792
Deluxe Corp.	2,900	61,654
Euronet Worldwide, Inc.†	2,800	49,504
Heartland Payment Systems, Inc.	900	19,710
Net 1 UEPS Technologies, Inc.†	4,100	96,104
Visa, Inc., Class A†	6,170	514,887
Wright Express Corp.†	500	16,500

		800,151

COMPUTER AIDED DESIGN — 0.2%
Ansys, Inc.†	3,700	148,851
Aspen Technology, Inc.†	5,700	78,318
Autodesk, Inc.†	2,200	83,600

		310,769

COMPUTER SERVICES — 0.4%
Affiliated Computer Services, Inc., Class A†	3,200	169,504
CACI International, Inc., Class A†	400	20,048
Computer Sciences Corp.†	4,400	191,796
DST Systems, Inc.†	2,200	131,648
Electronic Data Systems Corp.	6,800	126,208
IHS, Inc., Class A†	2,100	138,705

		777,909

COMPUTERS — 5.1%
Apple, Inc.†	22,400	3,896,480
Hewlett-Packard Co.	66,100	3,063,735
International Business Machines Corp.	16,500	1,991,550

		8,951,765

COMPUTERS-INTEGRATED SYSTEMS — 0.3%
Brocade Communications Systems, Inc.†	19,800	141,768
MICROS Systems, Inc.†	4,200	149,730
NCR Corp.†	6,700	165,021
Teradata Corp.†	700	14,903

		471,422

COMPUTERS-MEMORY DEVICES — 0.5%
NetApp, Inc.†	8,900	215,380
SanDisk Corp.†	6,800	184,212
Seagate Technology†	14,000	264,180
(ESC) Seagate Technology†(2)(3)	50,100	0
Western Digital Corp.†	6,400	185,536

		849,308

COMPUTERS-PERIPHERY EQUIPMENT — 0.1%
Lexmark International, Inc., Class A†	4,300	134,977

CONSULTING SERVICES — 0.3%
Accenture Ltd., Class A	9,700	364,235
FTI Consulting, Inc.†	800	51,200
Gartner, Inc†	1,100	25,212
Navigant Consulting, Inc.†	1,400	28,168
Watson Wyatt Worldwide, Inc., Class A	2,300	134,826

		603,641

CONSUMER PRODUCTS-MISC. — 0.1%
American Greetings Corp., Class A	5,900	105,610
Fossil, Inc.†	400	14,316

		119,926

CONTAINERS-METAL/GLASS — 0.0%
Greif, Inc., Class A	1,100	71,060

COSMETICS & TOILETRIES — 1.2%
Chattem, Inc.†	1,000	69,880
Procter & Gamble Co.	30,400	2,038,320

		2,108,200

DISTRIBUTION/WHOLESALE — 0.1%
Owens & Minor, Inc.	1,700	77,044
United Stationers, Inc.†	1,800	79,362
WESCO International, Inc.†	1,200	44,652

		201,058

DIVERSIFIED MANUFACTURING OPERATIONS — 5.2%
3M Co.	9,400	722,860
A.O. Smith Corp.	1,500	46,410
Actuant Corp., Class A	1,700	57,579
Acuity Brands, Inc.	4,100	196,144
Ameron International Corp.	500	49,400
Barnes Group, Inc.	2,200	57,376
Crane Co.	1,200	49,128
Eaton Corp.	800	70,272
ESCO Technologies, Inc.†	1,200	55,872
General Electric Co.	111,100	3,632,970
Honeywell International, Inc.	25,500	1,514,700
Ingersoll-Rand Co., Ltd., Class A	6,600	292,908
Koppers Holdings, Inc.	600	29,064
Parker Hannifin Corp.	1,950	155,707
Pentair, Inc.	1,700	62,611
SPX Corp.	1,600	196,800
Textron, Inc.	12,900	787,029
Tyco International, Ltd.	27,300	1,277,367

		9,254,197

DIVERSIFIED MINERALS — 0.0%
AMCOL International Corp.	300	8,910

DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES — 0.0%
Viad Corp.	200	6,292

E-Commerce/Services — 0.1%
Expedia, Inc.†	6,800	171,768
priceline.com, Inc.†	500	63,820

		235,588

E-SERVICES/CONSULTING — 0.0%
Sapient Corp.†	5,100	36,312

ELECTRIC PRODUCTS-MISC. — 0.4%
Emerson Electric Co.	6,700	350,142
GrafTech International, Ltd.†	9,600	188,640
Littelfuse, Inc.†	200	7,352
Molex, Inc.	3,700	105,006

		651,140

ELECTRONIC COMPONENTS-MISC. — 0.2%
AVX Corp.	3,000	39,510
Benchmark Electronics, Inc.†	2,800	49,784
Cubic Corp.	2,800	75,908
Gentex Corp.	4,700	87,796
Plexus Corp.†	2,000	48,180
Technitrol, Inc.	2,300	48,300

		349,478

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.7%
Altera Corp.	4,200	89,376
Amkor Technology, Inc.†	7,400	70,670
Broadcom Corp., Class A†	6,200	160,952
Intel Corp.	130,500	2,904,930
Intersil Corp., Class A	5,600	149,632
MEMC Electronic Materials, Inc.†	14,600	919,362
NVIDIA Corp.†	12,000	246,600
OmniVision Technologies, Inc.†	4,200	67,368
Semtech Corp.†	8,100	131,544
Silicon Laboratories, Inc.†	1,600	54,032
Skyworks Solutions, Inc.†	17,300	150,337
Texas Instruments, Inc.	47,800	1,393,848
Xilinx, Inc.	8,000	198,160

		6,536,811

ELECTRONIC DESIGN AUTOMATION — 0.1%
Cadence Design Systems, Inc.†	13,100	145,803

ELECTRONIC FORMS — 0.4%
Adobe Systems, Inc.†	19,300	719,697

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.1%
Agilent Technologies, Inc.†	6,500	196,365
Analogic Corp.	600	34,554
National Instruments Corp.	300	8,826

		239,745

ELECTRONIC PARTS DISTRIBUTION — 0.2%
Arrow Electronics, Inc.†	5,000	136,050
Avnet, Inc.†	7,400	193,806

		329,856

ENGINEERING/R&D SERVICES — 0.3%
Aecom Technology Corp.†	2,000	54,920
EMCOR Group, Inc.†	2,900	72,674
KBR, Inc.	5,500	158,620
SAIC, Inc.†	4,600	87,400
Shaw Group, Inc.†	1,600	79,072

		452,686

ENGINES-INTERNAL COMBUSTION — 0.2%
Briggs & Stratton Corp.	3,800	57,836
Cummins, Inc.	4,600	288,190

		346,026

ENTERPRISE SOFTWARE/SERVICE — 1.0%
Advent Software, Inc.†	2,100	83,706
BMC Software, Inc.†	5,600	194,656
ManTech International Corp., Class A†	2,400	114,648
MicroStrategy, Inc., Class A†	700	62,111
Novell, Inc.†	5,500	34,540
Open Text Corp.†	3,300	122,826
Oracle Corp.†	48,800	1,017,480
Sybase, Inc.†	5,100	150,042

		1,780,009

ENTERTAINMENT SOFTWARE — 0.1%
Activision, Inc.†	4,000	108,200

ENVIRONMENTAL MONITORING & DETECTION — 0.0%
Clean Harbors, Inc.†	1,000	65,970

FILTRATION/SEPARATION PRODUCTS — 0.0%
Polypore International, Inc.†	200	4,682

FINANCE-CREDIT CARD — 0.1%
Discover Financial Services	11,450	208,505

FINANCE-INVESTMENT BANKER/BROKER — 4.3%
Citigroup, Inc.	28,900	730,303
Interactive Brokers Group, Inc., Class A†	1,000	31,570
JPMorgan Chase & Co.	41,500	1,977,475
Knight Capital Group, Inc., Class A†	4,500	84,195
Lehman Brothers Holdings, Inc.	26,700	1,181,208
Merrill Lynch & Co., Inc.	26,100	1,300,563
Morgan Stanley	900	43,740
optionsXpress Holdings, Inc.	4,700	100,909
The Charles Schwab Corp.	52,700	1,138,320
The Goldman Sachs Group, Inc.	5,200	995,124

		7,583,407

FINANCE-OTHER SERVICES — 0.2%
CME Group, Inc.	300	137,235
FCStone Group, Inc.†	800	33,136
The Nasdaq Stock Market, Inc.†	4,200	153,090

		323,461

FINANCIAL GUARANTEE INSURANCE — 0.0%
Assured Guaranty, Ltd.	2,100	53,109

FOOD-MISC. — 0.1%
Cal-Maine Foods, Inc.	1,400	41,370
Chiquita Brands International, Inc.†	2,500	56,875

		98,245

FOOD-RETAIL — 0.7%
The Kroger Co.	43,000	1,171,750

FOOD-WHOLESALE/DISTRIBUTION — 0.1%
Fresh Del Monte Produce, Inc.†	3,300	104,577

FOOTWEAR & RELATED APPAREL — 0.1%
Deckers Outdoor Corp.†	600	82,842
Iconix Brand Group, Inc.†	3,000	47,760
Skechers USA, Inc., Class A†	1,200	28,380
Wolverine World Wide, Inc.	1,800	51,732

		210,714

GAS-DISTRIBUTION — 0.0%
Laclede Group, Inc.	300	11,346
Northwest Natural Gas Co.	900	40,383
WGL Holdings, Inc.	800	26,240

		77,969

GOLF — 0.0%
Callaway Golf Co.	3,800	52,212

HEALTH CARE COST CONTAINMENT — 0.1%
Healthspring, Inc.†	5,200	87,568

HUMAN RESOURCES — 0.2%
Administaff, Inc.	600	15,714
Hewitt Associates Inc., Class A†	3,700	151,700
Manpower, Inc.	100	6,713
MPS Group, Inc.†	1,200	12,876
Robert Half International, Inc.	6,200	146,940

		333,943

IDENTIFICATION SYSTEMS — 0.1%
Brady Corp., Class A	400	13,580
Checkpoint Systems, Inc.†	5,700	147,801

		161,381

INDEPENDENT POWER PRODUCERS — 0.3%
Mirant Corp.†	5,200	213,772
NRG Energy, Inc.†	5,200	228,540
Reliant Energy, Inc.†	5,200	133,848

		576,160

INDUSTRIAL AUDIO & VIDEO PRODUCTS — 0.1%
Dolby Laboratories, Inc., Class A†	3,100	124,465

INDUSTRIAL AUTOMATED/ROBOTIC — 0.0%
Cognex Corp.	500	12,600
Nordson Corp.	300	17,709

		30,309

INSTRUMENTS-CONTROLS — 0.1%
Watts Water Technologies, Inc., Class A	1,000	26,870
Woodward Governor Co.	2,200	77,286

		104,156

INSTRUMENTS-SCIENTIFIC — 0.1%
Applera Corp. — Applied Biosystems Group	5,500	175,505
Dionex Corp.†	200	15,644

		191,149

INSURANCE BROKERS — 0.3%
AON Corp.	9,600	435,744
Erie Indemnity Co., Class A	100	5,342

		441,086

INSURANCE-LIFE/HEALTH — 1.7%
CIGNA Corp.	10,800	461,268
Conseco, Inc.†	4,700	54,755
Delphi Financial Group, Inc., Class A	1,800	48,996
FBL Financial Group, Inc., Class A	300	8,307
Genworth Financial, Inc., Class A	9,500	219,070
Lincoln National Corp.	8,700	467,712
Nationwide Financial Services, Inc., Class A	1,600	80,192
Protective Life Corp.	2,800	119,336
Prudential Financial, Inc.	12,500	946,375
Reinsurance Group of America, Inc.	2,400	124,752
StanCorp Financial Group, Inc.	2,700	138,348
Torchmark Corp.	2,800	181,272
Universal American Financial Corp.†	3,400	36,482
UnumProvident Corp.	8,700	201,927

		3,088,792

INSURANCE-MULTI-LINE — 2.4%
ACE, Ltd.	17,900	1,079,191
Allstate Corp.	12,200	614,392
American Financial Group, Inc.	2,800	76,776
American National Insurance Co.	100	11,178
Assurant, Inc.	3,100	201,500
Cincinnati Financial Corp.	4,900	175,910
CNA Financial Corp.	4,400	117,964
Hartford Financial Services Group, Inc.	7,100	506,017
HCC Insurance Holdings, Inc.	6,000	148,080
Loews Corp.	19,100	804,301
MetLife, Inc.	6,200	377,270
XL Capital, Ltd., Class A	2,900	101,181

		4,213,760

INSURANCE-PROPERTY/CASUALTY — 2.2%
Alleghany Corp.†	302	104,039
Amtrust Financial Services, Inc.	2,500	38,875
Arch Capital Group, Ltd.†	2,100	148,365
Chubb Corp.	22,000	1,165,340
First American Corp.	4,000	131,200
Harleysville Group, Inc.	1,200	43,740
Markel Corp.†	100	43,440
Mercury General Corp.	1,300	64,857
Navigators Group, Inc.†	1,300	63,700
OneBeacon Insurance Group, Ltd.	200	3,932
Philadelphia Consolidated Holding Corp.†	2,500	92,200
ProAssurance Corp.†	1,300	68,809
SAFECO Corp.	3,400	226,916
Selective Insurance Group, Inc.	1,800	38,376
The Travelers Cos., Inc.	26,600	1,340,640
W.R. Berkley Corp.	5,900	151,571
White Mountains Insurance Group, Ltd.	200	95,220

		3,821,220

INSURANCE-REINSURANCE — 1.3%
Aspen Insurance Holdings, Ltd.	5,000	129,950
Axis Capital Holdings, Ltd.	4,800	162,768
Berkshire Hathaway, Inc., Class B†	260	1,158,820
Endurance Specialty Holdings, Ltd.	3,400	126,242
Everest Re Group, Ltd.	1,900	171,665
IPC Holdings, Ltd.	2,400	69,864
Max Re Capital, Ltd.	500	11,705
Odyssey Re Holdings Corp.	3,000	107,340
PartnerRe, Ltd.	2,100	155,358

RenaissanceRe Holdings, Ltd.	2,800	144,032

		2,237,744

INTERNET CONTENT-ENTERTAINMENT — 0.0%
NetFlix, Inc†	2,300	73,554

INTERNET CONTENT-INFORMATION/NEWS — 0.0%
CNET Networks, Inc.†	2,600	20,150
WebMD Health Corp., Class A†	200	6,270

		26,420

INTERNET INFRASTRUCTURE SOFTWARE — 0.0%
TIBCO Software, Inc.†	7,100	54,457

INTERNET SECURITY — 0.3%
Blue Coat Systems, Inc.†	2,500	52,775
Check Point Software Technologies†	4,800	113,376
McAfee, Inc.†	5,000	166,250
Symantec Corp.†	11,700	201,474

		533,875

INVESTMENT COMPANIES — 0.0%
Apollo Investment Corp.	3,200	51,776

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.3%
GAMCO Investors, Inc., Class A	1,200	55,212
Invesco, Ltd.	9,400	241,110
Janus Capital Group, Inc.	700	19,642
Legg Mason, Inc.	3,400	204,952
National Financial Partners Corp.	1,600	43,072

		563,988

LASERS-SYSTEM/COMPONENTS — 0.1%
Coherent, Inc.†	1,400	41,720
Rofin-Sinar Technologies, Inc.†	3,600	137,088

		178,808

MACHINERY-CONSTRUCTION & MINING — 1.2%
Astec Industries, Inc.†	1,900	69,635
Caterpillar, Inc.	25,600	2,096,128

		2,165,763

MACHINERY-ELECTRICAL — 0.0%
Regal-Beloit Corp.	1,400	51,926

MACHINERY-FARMING — 0.3%
AGCO Corp.†	2,700	162,351
Deere & Co.	3,900	327,873
Lindsay Corp.	600	62,472

		552,696

MACHINERY-GENERAL INDUSTRIAL — 0.3%
Applied Industrial Technologies, Inc.	2,300	55,568
Chart Industries, Inc.†	600	24,384
Gardner Denver, Inc.†	1,900	88,255
IDEX Corp.	2,300	84,387
Robbins & Myers, Inc.	4,600	183,356
Tennant Co.	400	13,652

		449,602

MACHINERY-PRINT TRADE — 0.0%
Zebra Technologies Corp., Class A†	100	3,675

MACHINERY-PUMPS — 0.1%
Flowserve Corp.	1,200	148,908

MEDICAL PRODUCTS — 1.0%
Baxter International, Inc.	3,600	224,352
Johnson & Johnson	23,700	1,590,033

		1,814,385

MEDICAL-BIOMEDICAL/GENE — 0.8%
Amgen, Inc.†	14,600	611,302
Genentech, Inc.†	9,100	620,620
Invitrogen Corp.†	1,800	168,426
Martek Biosciences Corp.†	1,300	45,838

		1,446,186

MEDICAL-DRUGS — 1.6%
Abbott Laboratories	1,600	84,400
Eli Lilly & Co.	800	38,512
Endo Pharmaceuticals Holdings, Inc.†	1,800	44,694
King Pharmaceuticals, Inc†	15,100	141,789
Medicis Pharmaceutical Corp., Class A	1,300	26,780
Merck & Co., Inc.	20,700	787,428
Pfizer, Inc.	85,300	1,715,383

		2,838,986

MEDICAL-HMO — 1.4%
Aetna, Inc.	11,500	501,400
AMERIGROUP Corp.†	5,000	129,950
Centene Corp.†	3,200	58,784
Coventry Health Care, Inc.†	2,200	98,406
Health Net, Inc.†	5,100	149,379
Humana, Inc.†	5,200	248,508
Molina Healthcare, Inc.†	1,900	47,177
UnitedHealth Group Inc.	33,300	1,086,579
WellCare Health Plans, Inc.†	3,700	161,986

		2,482,169

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.0%
Amedisys, Inc.†	1,300	67,340
Lincare Holdings, Inc.†	300	7,302

		74,642

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.1%
AmerisourceBergen Corp.	4,600	186,530
Cardinal Health, Inc.	1,200	62,484

		249,014

METAL PROCESSORS & FABRICATION — 0.1%
CIRCOR International, Inc.	300	14,451
Mueller Industries, Inc.	2,400	77,688
RBC Bearings, Inc.†	200	7,994
Worthington Industries, Inc.	6,800	122,468

		222,601

METAL-ALUMINUM — 0.8%
Alcoa, Inc.	35,000	1,217,300
Century Aluminum Co.†	2,900	200,941
Kaiser Aluminum Corp.	500	34,315

		1,452,556

METAL-COPPER — 0.6%
Southern Copper Corp.	9,500	1,090,220

METAL-DIVERSIFIED — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	14,300	1,626,625

Hecla Mining Co.†	16,100	165,186

		1,791,811

MOTION PICTURES & SERVICES — 0.1%
Dreamworks Animation SKG, Inc., Class A†	3,600	100,656

MULTIMEDIA — 1.0%
The McGraw-Hill Cos., Inc.	100	4,099
The Walt Disney Co.	25,700	833,451
Time Warner, Inc.	47,100	699,435
Viacom, Inc., Class B†	5,300	203,732

		1,740,717

NETWORKING PRODUCTS — 1.1%
Cisco Systems, Inc.†	73,900	1,894,796
Foundry Networks, Inc.†	4,100	52,193

		1,946,989

NON-HAZARDOUS WASTE DISPOSAL — 0.3%
Waste Management, Inc.	15,800	570,380

OFFICE AUTOMATION & EQUIPMENT — 0.1%
IKON Office Solutions, Inc.	925	10,129
Xerox Corp.	16,700	233,299

		243,428

OFFICE FURNISHINGS-ORIGINAL — 0.1%
Herman Miller, Inc.	5,400	125,982
Interface, Inc. Class A	3,100	39,804
Steelcase, Inc., Class A	6,800	75,344

		241,130

OIL & GAS DRILLING — 1.0%
Diamond Offshore Drilling, Inc.	8,400	1,053,444
ENSCO International, Inc.	3,300	210,309
Patterson-UTI Energy, Inc.	5,600	156,464
Pride International, Inc.†	4,600	195,270
Rowan Cos., Inc.	3,900	152,061

		1,767,548

OIL COMPANIES-EXPLORATION & PRODUCTION — 6.3%
Anadarko Petroleum Corp.	19,400	1,291,264
Apache Corp.	12,000	1,616,160
Bois d’Arc Energy, Inc.†	600	14,340
Chesapeake Energy Corp.	21,500	1,111,550
Cimarex Energy Co.	2,700	168,210
Concho Resources, Inc.†	1,100	30,327
Contango Oil & Gas Co.†	600	45,978
Devon Energy Corp.	15,800	1,791,720
EOG Resources, Inc.	1,700	221,816
Mariner Energy, Inc.†	3,100	85,436
Murphy Oil Corp.	4,200	379,428
Noble Energy, Inc.	10,400	904,800
Occidental Petroleum Corp.	27,100	2,254,991
Petroleum Development Corp.†	300	22,569
Petroquest Energy, Inc.†	1,400	29,092
Stone Energy Corp.†	3,500	213,290
W&T Offshore, Inc.	4,200	171,780
XTO Energy, Inc.	12,200	754,692

		11,107,443

OIL COMPANIES-INTEGRATED — 10.8%
Chevron Corp.	46,700	4,490,205
ConocoPhillips	39,900	3,437,385
Exxon Mobil Corp.	92,700	8,627,589
Hess Corp.	13,000	1,380,600
Marathon Oil Corp.	27,200	1,239,504

		19,175,283

OIL FIELD MACHINERY & EQUIPMENT — 0.2%
FMC Technologies, Inc.†	3,100	208,320
NATCO Group, Inc., Class A†	1,200	60,720

		269,040

OIL REFINING & MARKETING — 0.2%
Frontier Oil Corp.	5,200	129,220
Holly Corp.	2,800	116,144
Valero Energy Corp.	3,800	185,630

		430,994

OIL-FIELD SERVICES — 4.0%
Baker Hughes, Inc.	11,000	889,680
BJ Services Co.	6,800	192,236
Halliburton Co.	35,200	1,616,032
Oil States International, Inc.†	900	45,054
Schlumberger, Ltd.	32,100	3,227,655
SEACOR Holdings, Inc.†	700	59,577
Transocean, Inc.†	7,000	1,032,220

		7,062,454

PAPER & RELATED PRODUCTS — 0.3%
International Paper Co.	8,800	230,296
MeadWestvaco Corp.	5,900	155,170
Rock-Tenn Co., Class A	3,700	125,541

		511,007

PHARMACY SERVICES — 0.1%
Omnicare, Inc.	7,000	142,450

PHOTO EQUIPMENT & SUPPLIES — 0.1%
Eastman Kodak Co.	5,100	91,239

PHYSICIANS PRACTICE MANAGEMENT — 0.0%
Healthways, Inc.†	1,100	40,183

POWER CONVERTER/SUPPLY EQUIPMENT — 0.0%
Hubbell, Inc., Class B	1,400	62,622

PUBLISHING-BOOKS — 0.0%
Scholastic Corp.†	1,900	53,485

PUBLISHING-NEWSPAPERS — 0.1%
Gannett Co., Inc.	3,500	100,170

QUARRYING — 0.1%
Compass Minerals International, Inc.	2,500	157,500

REAL ESTATE MANAGEMENT/SERVICES — 0.1%
Jones Lang LaSalle, Inc.	1,700	131,937

RECREATIONAL VEHICLES — 0.0%
Polaris Industries, Inc.	1,100	51,205

RENTAL AUTO/EQUIPMENT — 0.1%
RSC Holdings, Inc.†	1,000	9,240
United Rentals, Inc.†	8,000	150,720

		159,960

RETAIL-APPAREL/SHOE — 0.7%
Aeropostale, Inc.†	1,900	60,401

American Eagle Outfitters, Inc.	9,000	165,330
The Gap, Inc.	49,900	929,138

		1,154,869

RETAIL-AUTOMOBILE — 0.1%
AutoNation, Inc.†	8,800	140,888

RETAIL-BUILDING PRODUCTS — 0.1%
Home Depot, Inc.	3,200	92,160

RETAIL-COMPUTER EQUIPMENT — 0.0%
Insight Enterprises, Inc.†	2,500	30,150

RETAIL-CONSUMER ELECTRONICS — 0.7%
Best Buy Co., Inc.	25,300	1,088,406
RadioShack Corp.	4,900	68,110

		1,156,516

RETAIL-CONVENIENCE STORE — 0.0%
Casey’s General Stores, Inc.	600	13,278

RETAIL-DISCOUNT — 1.1%
Big Lots, Inc.†	9,300	251,379
BJ’s Wholesale Club, Inc.†	3,700	141,044
Dollar Tree ,Inc.†	200	6,320
Family Dollar Stores, Inc.	3,700	79,180
TJX Cos., Inc.	31,100	1,002,042
Wal-Mart Stores, Inc.	9,200	533,416

		2,013,381

RETAIL-DRUG STORE — 0.3%
CVS Caremark Corp.	11,600	468,292

RETAIL-PAWN SHOPS — 0.0%
Cash America International, Inc.	1,300	53,027

RETAIL-PERFUME & COSMETICS — 0.0%
Sally Beauty Holdings Inc.†	5,200	31,512

RETAIL-REGIONAL DEPARTMENT STORES — 0.1%
Macy’s, Inc.	3,600	91,044

RETAIL-RESTAURANTS — 0.8%
CBRL Group, Inc.	700	25,858
Chipotle Mexican Grill, Inc., Class B†	800	67,976
McDonald’s Corp.	3,100	184,698
Yum! Brands, Inc.	26,700	1,086,156

		1,364,688

RUBBER-TIRES — 0.0%
Cooper Tire & Rubber Co.	5,600	73,584

SATELLITE TELECOM — 0.0%
EchoStar Corp.†	860	26,755

SCHOOL — 0.1%
DeVry, Inc.	2,900	165,300

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 0.3%
Analog Devices, Inc.	6,900	222,249
Cypress Semiconductor Corp.†	5,800	163,096
Linear Technology Corp.	4,700	164,312

		549,657

SEMICONDUCTOR EQUIPMENT — 1.1%
Applied Materials, Inc.	54,800	1,022,568
ATMI, Inc.†	2,500	73,600
Cabot Microelectronics Corp.†	2,400	81,720
KLA-Tencor Corp.	4,600	200,928
Lam Research Corp.†	3,900	159,276
MKS Instruments, Inc.†	5,600	127,960
Novellus Systems, Inc.†	6,100	133,346
Varian Semiconductor Equipment Associates, Inc.†	4,350	159,340

		1,958,738

STEEL-PRODUCERS — 1.9%
AK Steel Holding Corp.	2,900	182,062
Carpenter Technology Corp.	2,700	138,456
Nucor Corp.	17,500	1,321,250
Reliance Steel & Aluminum Co.	2,500	151,950
Schnitzer Steel Industries, Inc, Class A	2,100	184,800
Steel Dynamics, Inc.	3,100	108,035
United States Steel Corp.	8,700	1,339,365

		3,425,918

TELECOM EQUIPMENT-FIBER OPTICS — 0.1%
Harmonic, Inc.†	3,200	26,464
JDS Uniphase Corp.†	7,200	103,032

		129,496

TELECOM SERVICES — 0.0%
NTELOS Holdings Corp.	100	2,588
Premiere Global Services, Inc.†	4,800	69,696

		72,284

TELECOMMUNICATION EQUIPMENT — 0.3%
ADTRAN, Inc.	500	11,830
CommScope, Inc.†	700	33,285
Harris Corp.	3,700	199,911
Plantronics, Inc.	4,300	107,113
Tekelec†	2,100	30,912
Tellabs, Inc.†	23,700	122,292

		505,343

TELEPHONE-INTEGRATED — 1.8%
AT&T, Inc.	57,400	2,221,954
CenturyTel, Inc.	4,800	155,760
Cincinnati Bell, Inc.†	15,300	70,992
Sprint Nextel Corp.	7,900	63,121
Telephone and Data Systems, Inc.	2,000	76,600
Verizon Communications, Inc.	13,800	531,024

		3,119,451

TELEVISION — 0.1%
DISH Network Corp. Class A†	4,000	119,360
Sinclair Broadcast Group, Inc., Class A	300	2,637

		121,997

TEXTILE-HOME FURNISHINGS — 0.1%
Mohawk Industries, Inc.†	2,100	159,999

THEATER — 0.0%
National CineMedia, Inc.	2,000	38,320

TOBACCO — 1.2%
Altria Group, Inc.	32,800	656,000
Philip Morris International, Inc.†	24,700	1,260,441
Universal Corp.	2,900	186,151
Vector Group, Ltd.	1,700	29,291

		2,131,883

TOYS — 0.0%
JAKKS Pacific, Inc.†	800	18,792

TRANSPORT-AIR FREIGHT — 0.0%
Atlas Air Worldwide Holdings, Inc.†	1,200	72,816

TRANSPORT-MARINE — 0.2%
Golar LNG, Ltd.	1,200	24,072
TBS Intrenational, Ltd. Class A†	2,700	108,486
Tidewater, Inc.	2,400	156,528

		289,086

TRANSPORT-RAIL — 0.2%
Norfolk Southern Corp.	2,000	119,160
Union Pacific Corp.	2,100	304,899

		424,059

TRANSPORT-SERVICES — 0.1%
Hub Group, Inc., Class A†	600	19,614
Ryder System, Inc.	1,800	123,246

		142,860

WATER — 0.0%
California Water Service Group	300	11,610

WEB PORTALS/ISP — 1.8%
Google, Inc., Class A†	5,400	3,101,166
Sohu.com, Inc.†	1,400	96,782

		3,197,948

WIRE & CABLE PRODUCTS — 0.0%
Belden, Inc.	1,100	37,114

WIRELESS EQUIPMENT — 1.5%
QUALCOMM, Inc.	62,300	2,690,737
ViaSat, Inc.†	100	2,210

		2,692,947

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $171,229,185)		175,367,542

Repurchase Agreement — 0.9%

Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $1,700,024 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 5.25% due 12/09/22 and having approximate value of $1,735,144 (cost $1,700,000)	1,700,000	1,700,000

TOTAL INVESTMENTS (cost $172,929,185) (1)	100.0%	177,067,542
Liabilities in excess of other assets	(0.0)	(51,774)

NET ASSETS	100.0%	$177,015,768

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Fair valued security; see Note 1

(3)	Illiquid security
See Notes to Portfolio of Investment

SUNAMERICA SERIES TRUST
DAVIS VENTURE VALUE PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 97.5%	Shares/ Principal Amount	Market Value (Note 1)

APPLICATIONS SOFTWARE — 2.0%
Microsoft Corp.	1,554,200	$44,325,784

AUTO-HEAVY DUTY TRUCKS — 0.1%
PACCAR, Inc.	32,300	1,528,436

BANKS-COMMERCIAL — 0.7%
Toronto-Dominion Bank	225,756	14,838,942

BANKS-FIDUCIARY — 2.6%
State Street Corp.	102,300	7,379,922
The Bank of New York Mellon Corp.	1,141,700	49,698,201

		57,078,123

BANKS-SUPER REGIONAL — 2.8%
Wachovia Corp.	698,415	20,358,797
Wells Fargo & Co.	1,381,650	41,104,088

		61,462,885

BEVERAGES-WINE/SPIRITS — 1.5%
Diageo PLC ADR	397,800	32,579,820

BREWERY — 0.9%
Heineken Holding NV	395,312	20,369,589

BROADCAST SERVICES/PROGRAM — 1.2%
Grupo Televisa SA ADR	1,010,900	24,949,012
Liberty Media Corp., Class A†	60,040	922,815

		25,871,827

BUILDING PRODUCTS-CEMENT — 1.0%
Martin Marietta Materials, Inc.	199,000	21,766,620

CABLE TV — 2.0%
Comcast Corp., Special Class A	2,245,700	45,452,968

CELLULAR TELECOM — 0.0%
SK Telecom Co., Ltd. ADR	45,534	1,027,702

COAL — 0.9%
China Coal Energy Co.	9,350,600	19,797,502

COMMERCIAL SERVICES — 1.2%
Iron Mountain, Inc.†	962,552	26,441,303

COMMERCIAL SERVICES-FINANCE — 2.3%
H&R Block, Inc.	1,126,090	24,627,588
Moody’s Corp.	442,150	16,341,864
Visa, Inc., Class A†	109,180	9,111,071

		50,080,523

COMPUTERS — 1.7%
Dell, Inc.†	973,400	18,134,442
Hewlett-Packard Co.	398,700	18,479,745

		36,614,187

CONTAINERS-PAPER/PLASTIC — 1.5%
Sealed Air Corp.	1,345,020	34,015,556

COSMETICS & TOILETRIES — 1.6%
Avon Products, Inc.	169,622	6,618,650
Procter & Gamble Co.	427,900	28,690,695

		35,309,345

DATA PROCESSING/MANAGEMENT — 1.0%
Dun & Bradstreet Corp.	255,700	21,555,510

DIVERSIFIED MANUFACTURING OPERATIONS — 2.4%
General Electric Co.	866,600	28,337,820
Siemens AG(1)	88,200	10,407,498
Tyco International, Ltd.	322,526	15,090,992

		53,836,310

DIVERSIFIED MINERALS — 0.4%
BHP Billiton PLC(1)	269,200	9,634,510

DIVERSIFIED OPERATIONS — 1.1%
China Merchants Holdings International Co., Ltd.	4,899,449	25,210,333

E-COMMERCE/PRODUCTS — 0.3%
Amazon.com, Inc.†	91,610	7,203,294

E-COMMERCE/SERVICES — 0.5%
eBay, Inc.†	202,700	6,342,483
Liberty Media Corp., Series A†	320,300	4,846,139

		11,188,622

ELECTRONIC COMPONENTS-MISC. — 0.7%
Garmin, Ltd.	88,586	3,623,168
Tyco Electronics, Ltd.	332,725	12,447,242

		16,070,410

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.8%
Texas Instruments, Inc.	632,520	18,444,283

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.9%
Agilent Technologies, Inc.†	640,320	19,344,067

FINANCE-CREDIT CARD — 4.2%
American Express Co.	1,901,250	91,298,025
Discover Financial Services	148,345	2,701,362

		93,999,387

FINANCE-INVESTMENT BANKER/BROKER — 6.0%
Citigroup, Inc.	1,014,852	25,645,310
E*TRADE Financial Corp.†	457,800	1,822,044
JPMorgan Chase & Co.	1,643,926	78,333,074
Merrill Lynch & Co., Inc.	379,070	18,889,058
Merrill Lynch & Co., Inc. (PIPE)(1)(3)	686,100	32,649,887
Morgan Stanley	190,350	9,251,010

		166,590,383

FINANCIAL GUARANTEE INSURANCE — 0.2%
Ambac Financial Group, Inc.	716,802	3,318,793
MBIA, Inc.	177,000	1,840,800

		5,159,593

FOOD-CONFECTIONERY — 0.2%
The Hershey Co.	117,100	4,377,198

FOOD-RETAIL — 0.2%
Whole Foods Market, Inc.	158,900	5,186,496

FORESTRY — 0.4%
Sino-Forest Corp., Class A†	593,400	8,985,553

HOME DECORATION PRODUCTS — 0.2%
Hunter Douglas NV	68,647	4,287,557

INSURANCE BROKER — 0.9%
AON Corp.	425,200	19,299,828

INSURANCE-LIFE/HEALTH — 0.5%
Principal Financial Group, Inc.	129,800	6,965,068
Sun Life Financial, Inc.	74,700	3,625,938

		10,591,006

INSURANCE-MULTI-LINE — 2.1%
Loews Corp.	1,113,650	46,895,801

INSURANCE-PROPERTY/CASUALTY — 3.0%
Markel Corp.†	4,430	1,924,392
Millea Holdings, Inc.	368,100	15,611,107
Nipponkoa Insurance Co., Ltd.	1,365,600	13,303,388
The Progressive Corp.	1,963,800	35,721,522

		66,560,409

INSURANCE-REINSURANCE — 3.7%
Berkshire Hathaway, Inc., Class A†	563	75,357,550

Berkshire Hathaway, Inc., Class B†	667	2,972,819
Everest Re Group, Ltd.	30,900	2,791,815

		81,122,184

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.6%
Ameriprise Financial, Inc.	281,630	13,374,609

MEDICAL PRODUCTS — 1.1%
Covidien, Ltd.	332,571	15,527,740
Johnson & Johnson	148,100	9,936,029

		25,463,769

MEDICAL-HMO — 1.0%
UnitedHealth Group, Inc.	708,800	23,128,144

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.5%
Cardinal Health, Inc.	231,150	12,035,980

METAL-DIVERSIFIED — 0.6%
Rio Tinto PLC(1)	114,400	13,445,256

MOTORCYCLE/MOTOR SCOOTER — 0.8%
Harley-Davidson, Inc.	472,700	18,080,775

MULTIMEDIA — 2.6%
Lagardere SCA(1)	69,621	5,021,304
Liberty Media Corp. — Entertainment, Series A†	240,160	6,232,152
News Corp., Class A	1,654,600	29,617,340
WPP Group PLC ADR	279,600	17,119,908

		57,990,704

NETWORKING PRODUCTS — 0.6%
Cisco Systems, Inc.†	497,200	12,748,208

OIL COMPANIES-EXPLORATION & PRODUCTION — 11.5%
Canadian Natural Resources, Ltd.	569,400	48,399,000
Devon Energy Corp.	702,822	79,700,015
EOG Resources, Inc.	561,050	73,205,804
Occidental Petroleum Corp.	660,500	54,960,205

		256,265,024

OIL COMPANIES-INTEGRATED — 4.0%
ConocoPhillips	1,032,898	88,984,163

OIL-FIELD SERVICES — 1.0%
Transocean, Inc.†	152,848	22,538,966

PHARMACY SERVICES — 1.0%
Express Scripts, Inc.†	307,700	21,545,154

QUARRYING — 0.7%
Vulcan Materials Co.	213,800	14,713,716

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.5%
Hang Lung Group, Ltd.	1,925,000	10,362,145

RENTAL AUTO/EQUIPMENT — 0.3%
Cosco Pacific, Ltd.	3,214,800	6,080,488

RETAIL-AUTOMOBILE — 0.8%
CarMax, Inc.†	863,460	17,916,795

RETAIL-BEDDING — 0.9%
Bed Bath & Beyond, Inc.†	624,620	20,300,150

RETAIL-BUILDING PRODUCTS — 0.4%
Lowe’s Cos., Inc.	339,200	8,544,448

RETAIL-DISCOUNT — 4.8%
Costco Wholesale Corp.	1,320,400	94,078,500
Wal-Mart Stores, Inc.	226,520	13,133,630

		107,212,130

RETAIL-DRUG STORE — 1.5%
CVS Caremark Corp.	818,026	33,023,710

RETAIL-MAJOR DEPARTMENT STORES — 0.3%
Sears Holdings Corp.†	65,210	6,430,358

TELECOM SERVICES — 0.2%
Virgin Media, Inc.	380,727	4,911,378

TELEPHONE-INTEGRATED — 0.4%
Sprint Nextel Corp.	1,140,400	9,111,796

TOBACCO — 3.6%
Altria Group, Inc.	1,130,105	22,602,100
Philip Morris International, Inc.†	1,119,605	57,133,443

		79,735,543

TRANSPORT-MARINE — 0.5%
China Shipping Development Co., Ltd.	3,254,000	10,918,833

TRANSPORT-SERVICES — 1.1%
Asciano Group(1)	286,468	1,083,833
Kuehne & Nagel International AG	104,400	11,244,550
Toll Holdings, Ltd.	392,602	2,937,432
United Parcel Service, Inc., Class B	139,700	10,115,677

		25,381,492

WEB PORTALS/ISP — 1.0%
Google, Inc., Class A†	37,514	21,543,915

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $1,525,185,963)		2,165,891,495

Short-Term Investment Securities — 1.7%

COMMERCIAL PAPER — 1.7%
Rabobank USA Financial Corp. 5.01% due 05/01/08 (cost $36,224,000)	36,224,000	36,224,000

TOTAL INVESTMENTS (cost $1,561,409,963) (2)	99.2%	2,202,115,495
Other assets less liabilities	0.8	18,748,547

NET ASSETS	100.0%	$2,220,864,042

†	Non-income producing security

(1)	Fair valued security; see Note 1

(2)	See Note 4 for cost of investments on a tax basis.

(3)	Illiquid security

PIPE	— Private Investment in Public Equity

ADR	— American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
“DOGS” OF WALL STREET PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock 98.3%	Shares/ Principal Amount	Market Value (Note 1)

AUTO-CARS/LIGHT TRUCKS — 3.9%
General Motors Corp.	124,600	$2,890,720

BANKS-SUPER REGIONAL — 3.2%
Bank of America Corp.	62,600	2,350,004

BEVERAGES-NON-ALCOHOLIC — 3.1%
The Coca-Cola Co.	39,000	2,295,930

BREWERY — 3.3%
Anheuser-Busch Cos., Inc.	50,014	2,460,689

BUILDING-RESIDENTIAL/COMMERCIAL — 3.1%
D.R. Horton, Inc.	150,700	2,334,343

CHEMICALS-DIVERSIFIED — 3.3%
E.I. du Pont de Nemours & Co.	50,794	2,484,334

COATINGS/PAINT — 3.4%
The Sherwin-Williams Co.	46,500	2,572,380

COMMERCIAL SERVICES-FINANCE — 3.3%
Automatic Data Processing, Inc.	56,000	2,475,200

CONSUMER PRODUCTS-MISC. — 6.1%
Clorox Co.	41,900	2,220,700
Kimberly-Clark Corp.	36,721	2,349,777

		4,570,477

CONTAINERS-PAPER/PLASTIC — 3.3%
Bemis Co., Inc.	93,293	2,453,606

CRUISE LINES — 3.2%
Carnival Corp.	58,618	2,354,685

DATA PROCESSING/MANAGEMENT — 3.4%
Paychex, Inc.	69,300	2,520,441

DISTRIBUTION/WHOLESALE — 3.4%
Genuine Parts Co.	58,964	2,503,611

DIVERSIFIED MANUFACTURING OPERATIONS — 5.9%
3M Co.	30,000	2,307,000
General Electric Co.	64,096	2,095,939

		4,402,939

FINANCE-INVESTMENT BANKER/BROKER — 7.3%
Citigroup, Inc.	110,774	2,799,259
JPMorgan Chase & Co.	55,200	2,630,280

		5,429,539

FOOD-WHOLESALE/DISTRIBUTION — 3.4%
Sysco Corp.	81,760	2,499,403

MEDICAL PRODUCTS — 3.3%
Johnson & Johnson	36,549	2,452,072

MEDICAL-DRUGS — 6.2%
Merck & Co., Inc.	62,500	2,377,500
Pfizer, Inc.	113,415	2,280,776

		4,658,276

MOTORCYCLE/MOTOR SCOOTER — 3.2%
Harley-Davidson, Inc.	63,300	2,421,225

PUBLISHING-NEWSPAPERS — 3.1%
Gannett Co., Inc.	81,722	2,338,884

RETAIL-BUILDING PRODUCTS — 3.3%
Home Depot, Inc.	84,800	2,442,240

RETAIL-DISCOUNT — 3.5%
Family Dollar Stores, Inc.	121,700	2,604,380

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 3.6%
Linear Technology Corp.	77,300	2,702,408

TELEPHONE-INTEGRATED — 6.6%
AT&T, Inc.	62,145	2,405,633
Verizon Communications, Inc.	65,095	2,504,856

		4,910,489

TOBACCO — 2.9%
Altria Group, Inc.	106,879	2,137,580

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $78,416,322)		73,265,855

Repurchase Agreement — 2.1%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $1,596,000)	1,596,000	1,596,000

TOTAL INVESTMENTS (cost $80,012,322) (2)	100.4%	74,861,855
Liabilities in excess of other assets	(0.4)	(289,816)

NET ASSETS	100.0%	$74,572,039

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
ALLIANCE GROWTH PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 99.8%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE — 0.5%
Lockheed Martin Corp.	35,100	$3,722,004

AGRICULTURAL CHEMICALS — 3.3%
Monsanto Co.	218,800	24,947,576

APPLICATIONS SOFTWARE — 1.3%
Microsoft Corp.	294,400	8,396,288
Salesforce.com, Inc.†	24,500	1,634,885

		10,031,173

ATHLETIC FOOTWEAR — 1.0%
NIKE, Inc., Class B	110,000	7,348,000

BEVERAGES-NON-ALCOHOLIC — 1.8%
PepsiCo, Inc.	92,900	6,366,437
The Coca-Cola Co.	123,900	7,293,993

		13,660,430

CELLULAR TELECOM — 1.0%
America Movil SAB de CV, Series L ADR	133,600	7,743,456

COMPUTERS — 14.5%
Apple, Inc.†	289,600	50,375,920
Hewlett-Packard Co.	703,000	32,584,050
Research In Motion Ltd.†	218,800	26,612,644

		109,572,614

COSMETICS & TOILETRIES — 1.8%
Colgate-Palmolive Co.	108,600	7,678,020
Procter & Gamble Co.	91,900	6,161,895

		13,839,915

DIVERSIFIED MANUFACTURING OPERATIONS — 4.7%
Honeywell International, Inc.	383,500	22,779,900
Textron, Inc.	201,900	12,317,919

		35,097,819

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 4.7%
Broadcom Corp., Class A†	464,950	12,070,102
MEMC Electronic Materials, Inc.†	151,100	9,514,767
NVIDIA Corp.†	661,600	13,595,880

		35,180,749

ENGINEERING/R&D SERVICES — 1.3%
Fluor Corp.	51,000	7,796,370
Foster Wheeler, Ltd.†	33,000	2,101,770

		9,898,140

FINANCE-INVESTMENT BANKER/BROKER — 2.5%
Merrill Lynch & Co., Inc.	45,600	2,272,248
The Goldman Sachs Group, Inc.	86,100	16,476,957

		18,749,205

FINANCE-MORTGAGE LOAN/BANKER — 1.2%
Fannie Mae	315,400	8,925,820

FINANCE-OTHER SERVICES — 5.4%
CME Group, Inc.	74,510	34,084,599
NYSE Euronext	99,800	6,596,780

		40,681,379

FOOD-CONFECTIONERY — 3.1%
WM Wrigley Jr. Co.	302,700	23,053,632

INDUSTRIAL GASES — 1.6%
Air Products & Chemicals, Inc.	126,700	12,471,081

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 2.9%
Blackstone Group LP	546,600	10,205,022
Franklin Resources, Inc.	120,900	11,503,635

		21,708,657

MACHINERY-FARMING — 1.6%
Deere & Co.	146,500	12,316,255

MEDICAL PRODUCTS — 0.8%
Baxter International, Inc.	95,100	5,926,632

MEDICAL-BIOMEDICAL/GENE — 3.6%
Celgene Corp.†	268,500	16,684,590
Genentech, Inc.†	152,100	10,373,220

		27,057,810

MEDICAL-DRUGS — 1.6%
Abbott Laboratories	232,900	12,285,475

MEDICAL-GENERIC DRUGS — 2.3%
Teva Pharmaceutical Industries, Ltd. ADR	369,400	17,280,532

METAL-DIVERSIFIED — 0.6%
Rio Tinto PLC ADR	9,300	4,371,000

NETWORKING PRODUCTS — 3.1%
Cisco Systems, Inc.†	915,900	23,483,676

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.9%
Apache Corp.	10,500	1,414,140
EOG Resources, Inc.	159,300	20,785,464

		22,199,604

OIL FIELD MACHINERY & EQUIPMENT — 2.4%
Cameron International Corp.†	219,800	10,820,754
National-Oilwell Varco, Inc.†	101,900	6,975,055

		17,795,809

OIL-FIELD SERVICES — 4.8%
Halliburton Co.	114,700	5,265,877
Schlumberger, Ltd.	254,100	25,549,755
Transocean, Inc.†	35,200	5,190,592

		36,006,224

OPTICAL SUPPLIES — 2.1%
Alcon, Inc.	99,100	15,657,800

PHARMACY SERVICES — 2.7%
Medco Health Solutions, Inc.†	409,800	20,301,492

RETAIL-DISCOUNT — 3.5%
Costco Wholesale Corp.	153,100	10,908,375
Target Corp.	108,100	5,743,353
Wal-Mart Stores, Inc.	172,800	10,018,944

		26,670,672

RETAIL-SPORTING GOODS — 0.3%
Dick’s Sporting Goods, Inc.†	82,300	2,353,780

SOFTWARE TOOLS — 0.6%
VMware, Inc. Class A†	66,100	4,404,904

THERAPEUTICS — 3.3%
Gilead Sciences, Inc.†	477,900	24,736,104

TRANSPORT-RAIL — 0.9%
Union Pacific Corp.	44,500	6,460,955

WEB PORTALS/ISP — 7.0%
Google, Inc., Class A†	92,120	52,903,595

WIRELESS EQUIPMENT — 1.8%
Nokia Oyj ADR	458,200	$13,778,074

X-RAY EQUIPMENT — 1.3%
Hologic, Inc.†	333,200	9,726,108

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $706,290,574)		752,348,151

Short-Term Investment Securities — 0.9%

TIME DEPOSIT — 0.9%
Euro Time Deposit with State Street Bank & Trust Co. 1.50% due 05/01/08 (cost $6,631,000)	$6,631,000	6,631,000

TOTAL INVESTMENTS (cost $712,921,574) (1)	100.7%	758,979,151
Liabilities in excess of other assets	(0.7)	(5,514,867)

NET ASSETS	100.0%	$753,464,284

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
CAPITAL GROWTH PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 95.2%	Shares/ Principal Amount	Market Value (Note 1)

ADVERTISING SALES — 1.1%
Focus Media Holding, Ltd. ADR†	24,000	$885,360

AEROSPACE/DEFENSE — 2.4%
General Dynamics Corp.	12,670	1,145,621
Lockheed Martin Corp.	7,900	837,716

		1,983,337

AEROSPACE/DEFENSE-EQUIPMENT — 1.6%
United Technologies Corp.	18,430	1,335,622

AGRICULTURAL CHEMICALS — 3.6%
Monsanto Co.	21,200	2,417,224
Potash Corp. of Saskatchewan, Inc.	2,600	478,270

		2,895,494

AIRLINES — 0.4%
Ryanair Holdings PLC ADR†	10,900	295,499

APPAREL MANUFACTURER — 1.7%
Polo Ralph Lauren Corp.	22,770	1,414,245

APPLICATIONS SOFTWARE — 2.4%
Microsoft Corp.	36,290	1,034,991
Nuance Communications, Inc.†	15,900	322,452
Salesforce.com, Inc.†	8,820	588,558

		1,946,001

BANKS-FIDUCIARY — 0.6%
Northern Trust Corp.	7,070	523,958

BROADCAST SERVICES/PROGRAM — 0.9%
Liberty Global, Inc., Class A†	20,400	721,956

CASINO HOTEL — 1.9%
Las Vegas Sands Corp.†	20,260	1,544,217

CELLULAR TELECOM — 2.4%
America Movil SAB de CV, Series L ADR	17,530	1,016,039
NII Holdings, Inc.†	21,350	976,549

		1,992,588

COMMERCIAL SERVICES-FINANCE — 2.3%
Mastercard, Inc., Class A	4,100	1,140,456
Visa, Inc., Class A†	8,890	741,871

		1,882,327

COMPUTER AIDED DESIGN — 1.2%
Autodesk, Inc.†	24,630	935,940

COMPUTER SERVICES — 2.9%
Affiliated Computer Services, Inc., Class A†	26,660	1,412,180
Cognizant Technology Solutions Corp., Class A†	28,700	925,575

		2,337,755

COMPUTER SOFTWARE — 0.5%
MSCI, Inc.†	14,159	439,212

COMPUTERS — 5.1%
Apple, Inc.†	12,300	2,139,585
Research In Motion Ltd.†	16,520	2,009,328

		4,148,913

COMPUTERS-MEMORY DEVICES — 1.9%
EMC Corp.†	64,000	985,600
NetApp, Inc.†	24,510	593,142

		1,578,742

CONSULTING SERVICES — 0.1%
Corporate Executive Board Co.	1,990	86,704

DISPOSABLE MEDICAL PRODUCTS — 0.6%
C.R. Bard, Inc.	5,100	480,267

DISTRIBUTION/WHOLESALE — 0.5%
Fastenal Co.	8,230	401,706

E-COMMERCE/PRODUCTS — 0.4%
Amazon.com, Inc.†	3,900	306,657

E-COMMERCE/SERVICES — 1.5%
eBay, Inc.†	38,610	1,208,107

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.5%
Broadcom Corp., Class A†	25,710	667,432
Microchip Technology, Inc.	16,120	592,410

		1,259,842

ELECTRONIC FORMS — 1.3%
Adobe Systems, Inc.†	27,980	1,043,374

ENGINEERING/R&D SERVICES — 2.4%
ABB, Ltd.†	40,966	1,258,850
McDermott International, Inc.†	12,500	669,750

		1,928,600

FINANCE-CREDIT CARD — 0.6%
American Express Co.	10,200	489,804

FINANCE-INVESTMENT BANKER/BROKER — 3.3%
Credit Suisse Group	16,522	920,059
The Charles Schwab Corp.	23,000	496,800
The Goldman Sachs Group, Inc.	6,630	1,268,783

		2,685,642

FINANCE-OTHER SERVICES — 1.9%
Bolsa de Mercadorias e Futuros	32,000	319,576
CME Group, Inc.	2,240	1,024,688
IntercontinentalExchange, Inc.†	1,300	201,695

		1,545,959

FOOD-MISC. — 3.8%
Cadbury Schweppes PLC	135,365	1,569,123
Nestle SA	3,215	1,542,108

		3,111,231

FOOD-WHOLESALE/DISTRIBUTION — 1.0%
Sysco Corp.	26,470	809,188

INDUSTRIAL GASES — 1.9%
Praxair, Inc.	17,210	1,571,445

INSTRUMENTS-SCIENTIFIC — 1.5%
Thermo Fisher Scientific, Inc.†	20,870	1,207,747

INSURANCE-LIFE/HEALTH — 1.0%
Prudential Financial, Inc.	10,990	832,053

INTERNET INFRASTRUCTURE SOFTWARE — 0.5%
F5 Networks, Inc.†	17,100	386,973

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.3%
Fortress Investment Group LLC, Class A	16,100	235,060
Och-Ziff Capital Management, Class A	21,500	417,315
T. Rowe Price Group, Inc.	7,500	439,200

		1,091,575

MEDICAL INSTRUMENTS — 0.4%
St. Jude Medical, Inc.†	7,510	328,788

MEDICAL LABS & TESTING SERVICES — 0.7%
Covance, Inc.†	7,080	593,233

MEDICAL PRODUCTS — 2.3%
Baxter International, Inc.	13,300	828,856
Henry Schein, Inc.†	12,060	667,762
Stryker Corp.	5,200	337,116

		1,833,734

MEDICAL-BIOMEDICAL/GENE — 1.0%
Celgene Corp.†	12,980	806,577

MEDICAL-DRUGS — 3.0%
Allergan, Inc.	10,860	612,178
Roche Holding AG	7,382	1,231,105
Shire PLC	30,410	566,248

		2,409,531

MEDICAL-HMO — 0.5%
Aetna, Inc.	10,000	436,000

METAL PROCESSORS & FABRICATION — 1.1%
Precision Castparts Corp.	7,300	858,188

NETWORKING PRODUCTS — 2.9%
Cisco Systems, Inc.†	93,390	2,394,520

OIL COMPANIES-EXPLORATION & PRODUCTION — 5.3%
Occidental Petroleum Corp.	20,430	1,699,980
Range Resources Corp.	16,510	1,095,934
XTO Energy, Inc.	24,887	1,539,510

		4,335,424

OIL-FIELD SERVICES — 3.8%
Schlumberger, Ltd.	16,060	1,614,833
Smith International, Inc.	13,050	998,455
Transocean, Inc.†	3,100	457,126

		3,070,414

PHARMACY SERVICES — 1.4%
Express Scripts, Inc.†	16,200	1,134,324

RADIO — 0.6%
XM Satellite Radio Holdings, Inc., Class A†	44,630	497,625

REAL ESTATE MANAGEMENT/SERVICES — 0.8%
Jones Lang LaSalle, Inc.	8,200	636,402

RETAIL-APPAREL/SHOE — 0.9%
Abercrombie & Fitch Co., Class A	9,900	735,669

RETAIL-DISCOUNT — 1.5%
Costco Wholesale Corp.	16,880	1,202,700

SEMICONDUCTOR EQUIPMENT — 1.0%
ASML Holding NV	27,793	788,209

TELECOM EQUIPMENT-FIBER OPTICS — 1.6%
Corning, Inc.	48,390	1,292,497

THERAPEUTICS — 1.4%
Gilead Sciences, Inc.†	22,000	1,138,720

TRANSPORT-SERVICES — 0.2%
Expeditors International of Washington, Inc.	4,000	186,360

WEB PORTALS/ISP — 3.7%
Google, Inc., Class A†	5,240	3,009,280

WIRELESS EQUIPMENT — 3.1%
Crown Castle International Corp.†	31,000	1,204,350
QUALCOMM, Inc.	31,340	1,353,575

		2,557,925

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $73,065,112)		77,554,160

Repurchase Agreement — 4.1%

Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $3,300,046 and collateralized by $3,175,000 Federal Home Loan Bank Bonds, bearing interest at 5.25% due 12/09/22 and having an approximate value of $3,369,469 (cost $3,300,000)	$3,300,000	3,300,000

TOTAL INVESTMENTS (cost $76,365,112) (1)	99.3%	80,854,160
Other assets less liabilities	0.7	570,116

NET ASSETS	100.0%	$81,424,276

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 99.1%	Shares	Market Value (Note 1)

AEROSPACE/DEFENSE — 2.7%
Lockheed Martin Corp.	50,190	$5,322,148

AEROSPACE/DEFENSE-EQUIPMENT — 1.9%
United Technologies Corp.	52,540	3,807,574

ATHLETIC FOOTWEAR — 1.3%
NIKE, Inc., Class B	40,000	2,672,000

AUTO-CARS/LIGHT TRUCKS — 0.6%
Bayerische Motoren Werke AG	22,200	1,221,913

BANKS-FIDUCIARY — 3.3%
State Street Corp.	47,950	3,459,113
The Bank of New York Mellon Corp.	74,734	3,253,171

		6,712,284

BANKS-SUPER REGIONAL — 2.1%
Bank of America Corp.	80,950	3,038,863
Wells Fargo & Co.	41,260	1,227,485

		4,266,348

BEVERAGES-NON-ALCOHOLIC — 1.4%
PepsiCo, Inc.	39,972	2,739,281

BEVERAGES-WINE/SPIRITS — 1.6%
Diageo PLC	156,380	3,211,912

CABLE TV — 1.5%
Rogers Communications, Inc.	45,900	2,042,279
Time Warner Cable, Inc.†	34,040	953,120

		2,995,399

CASINO SERVICES — 0.3%
International Game Technology	18,250	634,005

CELLULAR TELECOM — 0.3%
America Movil SAB de CV, Series L ADR	11,650	675,234

CHEMICALS-SPECIALTY — 0.7%
International Flavors & Fragrances, Inc.	32,760	1,494,184

COMMERCIAL SERVICES-FINANCE — 1.1%
Visa, Inc., Class A†	25,260	2,107,947

COMPUTERS — 2.4%
International Business Machines Corp.	39,570	4,776,099

COMPUTERS-MEMORY DEVICES — 1.9%
EMC Corp.†	218,140	3,359,356
SanDisk Corp.†	17,350	470,011

		3,829,367

COSMETICS & TOILETRIES — 2.8%
Colgate-Palmolive Co.	23,640	1,671,348
Procter & Gamble Co.	58,970	3,953,938

		5,625,286

CRUISE LINES — 1.0%
Carnival Corp.	48,280	1,939,408

DIVERSIFIED MANUFACTURING OPERATIONS — 3.7%
3M Co.	32,890	2,529,241
Danaher Corp.	31,260	2,438,905
Eaton Corp.	16,720	1,468,685
Ingersoll-Rand Co., Ltd., Class A	22,800	1,011,864

		7,448,695

ELECTRIC-INTEGRATED — 2.8%
Entergy Corp.	10,840	1,245,083
Exelon Corp.	33,290	2,845,629
FPL Group, Inc.	23,280	1,543,231

		5,633,943

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 4.2%
Intel Corp.	177,130	3,942,914
National Semiconductor Corp.	67,250	1,371,227
Samsung Electronics Co., Ltd. GDR*	8,759	3,118,204

		8,432,345

ENGINEERING/R&D SERVICES — 1.2%
Linde AG	15,860	2,330,350

ENTERPRISE SOFTWARE/SERVICE — 1.6%
Oracle Corp.†	158,790	3,310,771

FINANCE-CREDIT CARD — 1.0%
American Express Co.	41,600	1,997,632

FINANCE-INVESTMENT BANKER/BROKER — 4.9%
JPMorgan Chase & Co.	98,020	4,670,653
Lehman Brothers Holdings, Inc.	12,650	559,636
The Charles Schwab Corp.	81,060	1,750,896
The Goldman Sachs Group, Inc.	11,290	2,160,567
UBS AG (Virt-X)†	22,797	770,058

		9,911,810

FOOD-MISC. — 3.3%
General Mills, Inc.	46,360	2,800,144
Nestle SA	8,033	3,853,111

		6,653,255

GAMBLING (NON-HOTEL) — 0.6%
Ladbrokes PLC	170,864	1,112,613

INDUSTRIAL AUTOMATED/ROBOTIC — 0.7%
Rockwell Automation, Inc.	27,050	1,466,922

INDUSTRIAL GASES — 1.0%
Praxair, Inc.	21,910	2,000,602

INSURANCE-LIFE/HEALTH — 0.8%
Genworth Financial, Inc., Class A	72,790	1,678,537

INSURANCE-MULTI-LINE — 2.0%
MetLife, Inc.	67,100	4,083,035

INSURANCE-PROPERTY/CASUALTY — 1.4%
The Travelers Cos., Inc.	54,320	2,737,728

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.4%
Franklin Resources, Inc.	8,260	785,939

MEDICAL INSTRUMENTS — 2.1%
Boston Scientific Corp.†	64,260	856,586
Medtronic, Inc.	67,920	3,306,345

		4,162,931

MEDICAL PRODUCTS — 3.2%
Johnson & Johnson	65,880	4,419,889
Zimmer Holdings, Inc.†	27,910	2,069,806

		6,489,695

MEDICAL-BIOMEDICAL/GENE — 2.5%
Amgen, Inc.†	43,770	1,832,650
Genzyme Corp.†	44,600	3,137,610

		4,970,260

MEDICAL-DRUGS — 4.8%
Abbott Laboratories	74,450	3,927,237
Merck & Co., Inc.	50,420	1,917,977
Roche Holding AG	22,370	3,730,672

		9,575,886

MULTIMEDIA — 2.9%
News Corp., Class A	76,040	1,361,116

The Walt Disney Co.	93,520	3,032,854
Viacom, Inc., Class B†	38,675	1,486,667

		5,880,637

NETWORKING PRODUCTS — 1.4%
Cisco Systems, Inc.†	107,930	2,767,325

OIL & GAS DRILLING — 1.7%
Noble Corp.	61,180	3,443,210

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.6%
EOG Resources, Inc.	9,310	1,214,769

OIL COMPANIES-INTEGRATED — 8.6%
Exxon Mobil Corp.	58,250	5,421,327
Hess Corp.	40,330	4,283,046
Marathon Oil Corp.	40,140	1,829,180
Total SA ADR	67,350	5,657,400

		17,190,953

OIL FIELD MACHINERY & EQUIPMENT — 0.9%
National-Oilwell Varco, Inc.†	26,270	1,798,181

OIL-FIELD SERVICES — 0.6%
Halliburton Co.	28,250	1,296,958

PIPELINES — 0.8%
Questar Corp.	24,790	1,537,724

RETAIL-APPAREL/SHOE — 0.7%
Nordstrom, Inc.	38,540	1,358,920

RETAIL-OFFICE SUPPLIES — 1.1%
Staples, Inc.	104,190	2,260,923

RETAIL-REGIONAL DEPARTMENT STORES — 1.3%
Kohl’s Corp.†	22,800	1,113,780
Macy’s, Inc.	57,550	1,455,439

		2,569,219

SAVINGS & LOANS/THRIFTS — 0.6%
New York Community Bancorp, Inc.	65,750	1,227,553

SOAP & CLEANING PREPARATION — 1.7%
Reckitt Benckiser Group PLC	57,070	3,333,817

TELECOM SERVICES — 1.3%
Amdocs, Ltd.†	83,190	2,610,502

TELEPHONE-INTEGRATED — 1.8%
AT&T, Inc.	95,740	3,706,095

THERAPEUTICS — 0.8%
Gilead Sciences, Inc.†	29,560	1,530,026

TOBACCO — 1.7%
Altria Group, Inc.	47,100	942,000
Philip Morris International, Inc.†	47,100	2,403,513

		3,345,513

TRANSPORT-SERVICES — 1.1%
FedEx Corp.	22,580	2,164,745

WIRELESS EQUIPMENT — 0.4%
Nokia Oyj ADR	28,700	863,009

TOTAL COMMON STOCK (cost $170,703,169)		198,913,417

Rights† — 0.0%

FINANCE-INVESTMENT BANKER/BROKER — 0.0%
UBS AG Expires 05/08/09 (cost $0)	22,797	38,503

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $170,703,169)		198,951,920

TOTAL INVESTMENTS (cost $170,703,169) (1)	99.1%	198,951,920
Other assets less liabilities	0.9	1,878,075

NET ASSETS	100.0%	$200,829,995

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2008, the aggregate value of these securities was $3,118,204 representing 1.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
FUNDAMENTAL GROWTH PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 91.8%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE — 2.7%
Boeing Co.	30,630	$2,599,262
General Dynamics Corp.	37,430	3,384,420

		5,983,682

AEROSPACE/DEFENSE-EQUIPMENT — 4.2%
BE Aerospace, Inc.†	72,010	2,906,324
Goodrich Corp.	41,400	2,821,410
United Technologies Corp.	50,120	3,632,196

		9,359,930

AGRICULTURAL OPERATIONS — 1.6%
Archer-Daniels-Midland Co.	78,640	3,464,878

BANKS-FIDUCIARY — 1.4%
State Street Corp.	44,020	3,175,603

CABLE TV — 1.3%
The DIRECTV Group, Inc.†	113,715	2,801,938

CELLULAR TELECOM — 3.5%
America Movil SAB de CV, Series L ADR	57,137	3,311,660
NII Holdings, Inc.†	97,290	4,450,045

		7,761,705

COMMERCIAL SERVICES-FINANCE — 1.9%
Mastercard, Inc., Class A	15,320	4,261,411

COMPUTER SERVICES — 2.3%
Cognizant Technology Solutions Corp., Class A†	157,030	5,064,217

COMPUTERS — 8.1%
Apple, Inc.†	43,494	7,565,781
Hewlett-Packard Co.	108,840	5,044,734
Research In Motion Ltd.†	45,930	5,586,466

		18,196,981

DISPOSABLE MEDICAL PRODUCTS — 1.0%
C.R. Bard, Inc.	22,583	2,126,641

DIVERSIFIED MANUFACTURING OPERATIONS — 1.6%
Textron, Inc.	59,120	3,606,911

E-COMMERCE/PRODUCTS — 1.8%
Amazon.com, Inc.†	52,549	4,131,928

E-COMMERCE/SERVICES — 1.3%
priceline.com, Inc.†	23,540	3,004,646

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.4%
Broadcom Corp., Class A†	60,930	1,581,743
MEMC Electronic Materials, Inc.†	43,130	2,715,896
NVIDIA Corp.†	159,948	3,286,931

		7,584,570

ELECTRONIC FORMS — 1.3%
Adobe Systems, Inc.†	78,550	2,929,130

ENERGY-ALTERNATE SOURCES — 1.8%
First Solar, Inc.†	13,894	4,056,909

ENGINEERING/R&D SERVICES — 4.2%
ABB, Ltd. ADR†	155,480	4,768,572
KBR, Inc.	66,360	1,913,822
McDermott International, Inc.†	52,289	2,801,645

		9,484,039

ENGINES-INTERNAL COMBUSTION — 2.0%
Cummins, Inc.	72,450	4,538,992

FINANCE-INVESTMENT BANKER/BROKER — 1.6%
JPMorgan Chase & Co.	41,600	1,982,240
The Goldman Sachs Group, Inc.	8,420	1,611,335

		3,593,575

INDUSTRIAL GASES — 1.4%
Praxair, Inc.	33,620	3,069,842

INSTRUMENTS-SCIENTIFIC — 2.5%
Thermo Fisher Scientific, Inc.†	96,610	5,590,821

INSURANCE-MULTI-LINE — 1.7%
MetLife, Inc.	63,130	3,841,461

MACHINERY-FARMING — 0.6%
Deere & Co.	16,640	1,398,925

MEDICAL-BIOMEDICAL/GENE — 2.0%
Celgene Corp.†	72,720	4,518,821

MEDICAL-DRUGS — 0.6%
Allergan, Inc.	23,629	1,331,967

MEDICAL-GENERIC DRUGS — 1.8%
Teva Pharmaceutical Industries, Ltd. ADR	86,130	4,029,161

METAL PROCESSORS & FABRICATION — 1.0%
Precision Castparts Corp.	19,310	2,270,084

METAL-DIVERSIFIED — 1.5%
Freeport-McMoRan Copper & Gold, Inc.	28,880	3,285,100

METAL-IRON — 1.1%
Cleveland-Cliffs, Inc.	14,610	2,343,444

NETWORKING PRODUCTS — 1.9%
Cisco Systems, Inc.†	162,380	4,163,423

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.8%
Chesapeake Energy Corp.	79,950	4,133,415

OIL-FIELD SERVICES — 6.5%
Exterran Holdings, Inc.†	14,890	994,503
Schlumberger, Ltd.	32,360	3,253,798
Transocean, Inc.†	47,813	7,050,505
Weatherford International, Ltd.†	41,260	3,328,444

		14,627,250

PIPELINES — 1.9%
Williams Cos., Inc.	118,240	4,197,520

RETAIL-BUILDING PRODUCTS — 0.8%
Lowe’s Cos., Inc.	74,980	1,888,746

RETAIL-COMPUTER EQUIPMENT — 0.9%
GameStop Corp., Class A†	37,770	2,078,861

RETAIL-DISCOUNT — 1.1%
Costco Wholesale Corp.	33,870	2,413,238

RETAIL-DRUG STORE — 3.7%
CVS Caremark Corp.	203,880	8,230,636

SEMICONDUCTOR EQUIPMENT — 1.0%
Applied Materials, Inc.	118,820	2,217,181

STEEL-PRODUCER — 2.0%
ArcelorMittal	49,750	4,432,228

THERAPEUTICS — 2.3%
Gilead Sciences, Inc.†	97,566	5,050,016

TRANSPORT-RAIL — 1.0%
Union Pacific Corp.	15,816	2,296,325

WEB HOSTING/DESIGN — 1.3%
Equinix, Inc.†	31,503	2,848,501

WEB PORTALS/ISP — 3.0%
Google, Inc., Class A†	11,860	6,811,079

WIRELESS EQUIPMENT — 1.4%
American Tower Corp., Class A†	71,700	3,113,214

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $192,795,153)		205,308,945

Repurchase Agreement — 8.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $18,406,256 and collateralized by $18,660,000 of Federal Home Loan Bank Bonds, bearing interest at 3.50% due 03/04/10 and having an approximate value of $18,776,625 (cost $18,406,000)	$18,406,000	18,406,000

TOTAL INVESTMENTS (cost $211,201,153) (1)	100.0%	223,714,945
Other assets less liabilities	0.0	85,769

NET ASSETS	100.0%	$223,800,714

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
BLUE CHIP GROWTH PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 97.4%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE — 3.3%
Boeing Co.	5,100	$432,786
Lockheed Martin Corp.	3,100	328,724
Raytheon Co.	7,400	473,378
Spirit Aerosystems Holdings, Inc., Class A†.	8,400	245,028

		1,479,916

AEROSPACE/DEFENSE-EQUIPMENT — 1.1%
United Technologies Corp.	6,900	500,043

AGRICULTURAL CHEMICALS — 2.1%
Monsanto Co.	8,200	934,964

APPLICATIONS SOFTWARE — 3.2%
Microsoft Corp.	50,800	1,448,816

BANKS-FIDUCIARY — 1.4%
The Bank of New York Mellon Corp.	14,132	615,166

BEVERAGES-NON-ALCOHOLIC — 3.2%
PepsiCo, Inc.	21,100	1,445,983

CELLULAR TELECOM — 1.3%
NII Holdings, Inc.†	12,700	580,898

COMMERCIAL SERVICES — 1.3%
AerCap Holdings NV†	12,500	216,000
Alliance Data Systems Corp.†	6,800	390,388

		606,388

COMMERCIAL SERVICES-FINANCE — 2.2%
Global Payments, Inc.	9,900	438,174
Visa, Inc., Class A†	6,900	575,805

		1,013,979

COMPUTER AIDED DESIGN — 0.5%
Autodesk, Inc.†	5,750	218,500

COMPUTERS — 6.8%
Apple, Inc.†	7,250	1,261,137
Hewlett-Packard Co.	17,100	792,585
International Business Machines Corp.	4,700	567,290
Research In Motion Ltd.†	3,850	468,276

		3,089,288

COSMETICS & TOILETRIES — 2.6%
Procter & Gamble Co.	17,400	1,166,670

DATA PROCESSING/MANAGEMENT — 1.2%
Fiserv, Inc.†	11,200	566,160

DIAGNOSTIC KITS — 0.5%
Inverness Medical Innovations, Inc.†	5,600	207,200

DIVERSIFIED MANUFACTURING OPERATIONS — 4.8%
Danaher Corp.	9,800	764,596
Dover Corp.	11,200	554,064
General Electric Co.	26,300	860,010

		2,178,670

DIVERSIFIED MINERALS — 1.0%
Cia Vale do Rio Doce ADR	12,000	468,960

E-COMMERCE/SERVICES — 0.7%
eBay, Inc.†	9,800	306,642

ELECTRIC PRODUCTS-MISC. — 2.8%
AMETEK, Inc.	11,600	562,832
Emerson Electric Co.	13,500	705,510

		1,268,342

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 4.2%
Broadcom Corp., Class A†	11,600	301,136
Intel Corp.	38,700	861,462
MEMC Electronic Materials, Inc.†	4,800	302,256
Texas Instruments, Inc.	14,400	419,904

		1,884,758

ELECTRONIC FORMS — 1.0%
Adobe Systems, Inc.†	11,800	440,022

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.9%
Agilent Technologies, Inc.†	13,600	410,856

ELECTRONICS-MILITARY — 1.0%
L-3 Communications Holdings, Inc.	4,000	445,800

ENTERPRISE SOFTWARE/SERVICE — 1.7%
Oracle Corp.†	36,300	756,855

ENTERTAINMENT SOFTWARE — 0.7%
Electronic Arts, Inc.†	6,300	324,261

FINANCE-INVESTMENT BANKER/BROKER — 2.0%
The Charles Schwab Corp.	20,300	438,480
The Goldman Sachs Group, Inc.	2,450	468,856

		907,336

FINANCE-OTHER SERVICES — 0.7%
CME Group, Inc.	650	297,343

INSTRUMENTS-SCIENTIFIC — 1.9%
Thermo Fisher Scientific, Inc.†	15,100	873,837

INSURANCE-MULTI-LINE — 1.1%
Assurant, Inc.	7,700	500,500

INTERNET INFRASTRUCTURE SOFTWARE — 0.8%
Akamai Technologies, Inc.†	9,700	346,969

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.5%
Invesco, Ltd.	9,500	243,675

MEDICAL INSTRUMENTS — 1.3%
Medtronic, Inc.	12,500	608,500

MEDICAL PRODUCTS — 2.9%
Johnson & Johnson	13,300	892,297
Zimmer Holdings, Inc.†	5,600	415,296

		1,307,593

MEDICAL-BIOMEDICAL/GENE — 3.0%
Celgene Corp.†	6,800	422,552
Genentech, Inc.†	6,400	436,480
Genzyme Corp.†	7,200	506,520

		1,365,552

MEDICAL-DRUGS — 1.1%
Abbott Laboratories	6,800	358,700
Schering-Plough Corp.	7,475	137,615

		496,315

MEDICAL-GENERIC DRUGS — 0.8%
Mylan, Inc.	26,700	351,639

MEDICAL-HMO — 1.0%
UnitedHealth Group Inc.	14,500	473,135

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.5%
Cardinal Health, Inc.	4,100	213,487

METAL-DIVERSIFIED — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	2,250	255,938

MULTIMEDIA — 0.9%
News Corp., Class A	22,990	411,521

NETWORKING PRODUCTS — 2.6%
Cisco Systems, Inc.†	45,000	1,153,800

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.2%
XTO Energy, Inc.	8,700	538,182

OIL COMPANIES-INTEGRATED — 2.4%
Exxon Mobil Corp.	11,900	1,107,533

OIL REFINING & MARKETING — 0.5%
Valero Energy Corp.	4,200	205,170

OIL-FIELD SERVICES — 4.7%
Halliburton Co.	14,000	642,740
Schlumberger, Ltd.	8,850	889,867
Transocean, Inc.†	4,078	601,342

		2,133,949

RETAIL-APPAREL/SHOE — 0.7%
American Eagle Outfitters, Inc.	16,500	303,105

RETAIL-CONSUMER ELECTRONICS — 0.6%
Best Buy Co., Inc.	6,400	275,328

RETAIL-DISCOUNT — 2.1%
Target Corp.	6,100	324,093
Wal-Mart Stores, Inc.	10,600	614,588

		938,681

RETAIL-DRUG STORE — 2.7%
CVS Caremark Corp.	30,090	1,214,733

RETAIL-OFFICE SUPPLIES — 0.9%
Staples, Inc.	19,500	423,150

RETAIL-REGIONAL DEPARTMENT STORES — 0.8%
Kohl’s Corp.†	7,300	356,605

TELECOM EQUIPMENT-FIBER OPTICS — 1.5%
Corning, Inc.	24,800	662,408

THERAPEUTICS — 2.1%
Gilead Sciences, Inc.†	18,000	931,680

WEB PORTALS/ISP — 3.1%
Google, Inc., Class A†	2,450	1,407,010

WIRELESS EQUIPMENT — 2.0%
QUALCOMM, Inc.	20,900	902,671

X-RAY EQUIPMENT — 0.9%
Hologic, Inc.†	14,300	417,417

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $40,530,041)((1))		43,983,899

Repurchase Agreement — 4.3%

State Street Bank & Trust Co. Joint Repurchase Agreement (cost $1,945,000) (2)	1,945,000	1,945,000

TOTAL INVESTMENTS (cost $42,475,041) (1)	101.7%	45,928,899
Liabilities in excess of other assets	(1.7)	(773,679)

NET ASSETS	100.0%	$45,155,220

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

(2)	See Note 2 for details of Joint Repurchase Agreements.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
REAL ESTATE PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 88.9%	Shares/ Principal Amount	Market Value (Note 1)

FINANCIAL GUARANTEE INSURANCE — 0.5%
Ambac Financial Group, Inc.	318,800	$1,476,044

REAL ESTATE INVESTMENT TRUSTS — 71.5%
Alexandria Real Estate Equities, Inc.	211,700	22,234,851
AMB Property Corp.	106,200	6,133,050
American Campus Communities, Inc.	385,400	11,766,262
AvalonBay Communities, Inc.	71,600	7,142,100
Boston Properties, Inc.	140,200	14,088,698
Cogdell Spencer, Inc.(1)(2)(3)	520,050	8,413,213
Corporate Office Properties Trust	304,500	11,357,850
Cousins Properties, Inc.	516,000	13,111,560
DCT Industrial Trust, Inc.	591,100	5,911,000
Digital Realty Trust, Inc.	378,600	14,670,750
Essex Property Trust, Inc.	90,612	10,782,828
Federal Realty Investment Trust	59,000	4,846,850
First Potomac Reality Trust	236,100	4,011,339
General Growth Properties, Inc.	325,752	13,342,802
Gramercy Capital Corp.	302,900	5,755,100
Kimco Realty Corp.	145,460	5,805,308
Regency Centers Corp.	74,200	5,310,494
Taubman Centers, Inc.	192,000	10,880,640
U-Store-It Trust	162,900	1,966,203
Ventas, Inc.	434,500	21,099,320

		198,630,218

REAL ESTATE MANAGEMENT/SERVICES — 1.2%
Mitsubishi Estate Co., Ltd.	116,000	3,368,948

REAL ESTATE OPERATIONS & DEVELOPMENT — 12.7%
Brixton PLC	398,800	2,364,927
Derwent Valley Holdings PLC†	351,750	9,364,763
Forest City Enterprises, Inc., Class A	471,800	17,428,292
Minerva PLC†	1,507,774	2,930,455
Mitsui Fudosan Co., Ltd.	121,600	3,063,826

		35,152,263

TRANSPORT-MARINE — 1.8%
Alexander & Baldwin, Inc.	97,900	4,917,517

TRANSPORT-RAIL — 1.2%
Burlington Northern Santa Fe Corp.	32,500	3,332,875

TOTAL COMMON STOCK (cost $237,242,239)		246,877,865

Preferred Stock — 0.2%

REAL ESTATE INVESTMENT TRUSTS — 0.2%
Equity Residential Properties, Series E 7.00% (convertible) (cost $391,490)	13,600	637,432

Convertible Bonds & Notes — 3.2%

REAL ESTATE INVESTMENT TRUSTS — 3.2%
Prologis Senior Notes 2.25% due 04/01/37*	$8,460,000	8,385,975
SL Green Realty Corp. Senior Notes 3.00% due 03/30/27*	510,000	427,763

TOTAL CONVERTIBLE BONDS & NOTES (cost $8,849,957)		8,813,738

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $246,483,686)		256,329,035

Short-Term Investment Securities — 7.7%

SPECIAL PURPOSE ENTITIES — 7.7%
Rabobank USA Financial Corp. 3.16% due 05/01/08	10,995,000	10,995,000
San Paolo US Financing 2.50% due 05/05/08	10,497,375	10,497,375

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $21,492,375)		21,492,375

TOTAL INVESTMENTS (cost $267,976,061) (4)	100.0%	277,821,410
Other assets less liabilities	0.0	48,561

NET ASSETS	100.0%	$277,869,971

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2008, the aggregate value of these securities was $8,813,738 representing 3.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security; see Note 1.

(2)	Illiquid Security

(3)	To the extent permitted by the Statement of Additional Information, the Real Estate Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2008, the Real Estate Portfolio held the following restricted securities:

					Market
	Acquisition		Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Cogdell Spencer, Inc.	1/25/2008	520,050	$8,294,797	$8,413,213	$16.18	3.0%

(4)	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL COMPANY VALUE PORTFOLIO
Portfolio Of Investments — April 30, 2008

Common Stock — 96.0%	Shares/ Principal Amount	Market Value (Note 1)

AIRLINES — 0.9%
Skywest, Inc.	48,300	$919,149

AUTO-TRUCK TRAILERS — 1.0%
Wabash National Corp.	122,800	1,029,064

BANKS-COMMERCIAL — 3.0%
Chemical Financial Corp.	46,200	1,121,736
Corus Bankshares, Inc.	73,600	539,488
Peoples Bancorp, Inc.	12,800	310,656
TrustCo Bank Corp. NY	122,600	1,070,298

		3,042,178

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 2.0%
Gibraltar Industries, Inc.	102,100	1,066,945
Simpson Manufacturing Co., Inc.	35,800	944,762

		2,011,707

BUILDING PRODUCTS-DOORS & WINDOWS — 1.6%
Apogee Enterprises, Inc.	72,800	1,624,168

BUILDING PRODUCTS-WOOD — 1.5%
Universal Forest Products, Inc.	45,000	1,561,950

BUILDING-MAINTANCE & SERVICES — 0.6%
ABM Industries, Inc.	31,200	653,328

BUILDING-MOBILEHOME/MANUFACTURED HOUSING — 3.1%
MonaCo. Coach Corp.	90,300	571,599
Thor Industries, Inc.	55,600	1,685,792
Winnebago Industries, Inc.	57,400	923,566

		3,180,957

BUILDING-RESIDENTIAL/COMMERCIAL — 2.9%
D.R. Horton, Inc.	38,700	599,463
M.D.C Holdings, Inc.	30,100	1,311,758
M/I Homes, Inc.	60,600	1,039,290

		2,950,511

CHEMICALS-DIVERSIFIED — 1.3%
Westlake Chemical Corp.	81,000	1,353,510

CHEMICALS-SPECIALTY — 0.8%
Cabot Corp.	29,600	863,136

COAL — 0.6%
Arch Coal, Inc.	2,600	149,136
CONSOL Energy, Inc.	3,200	259,072
Peabody Energy Corp.	2,700	165,051

		573,259

COATINGS/PAINT — 1.5%
RPM International, Inc.	66,900	1,491,870

COMPUTERS-INTEGRATED SYSTEMS — 0.5%
Diebold, Inc.	12,600	493,920

CONSUMER PRODUCTS-MISC. — 0.2%
Russ Berrie & Co., Inc.†	12,200	171,044

DIVERSIFIED MANUFACTURING OPERATIONS — 2.9%
A.O. Smith Corp.	14,500	448,630
Carlisle Cos., Inc.	39,900	1,152,312
Roper Industries, Inc.	3,000	186,360
Teleflex, Inc.	8,000	440,720
Trinity Industries, Inc.	26,100	793,440

		3,021,462

ELECTRIC-INTEGRATED — 0.8%
Sierra Pacific Resources	59,500	810,985

ELECTRONIC COMPONENTS-MISC. — 1.6%
Benchmark Electronics, Inc.†	66,300	1,178,814
Gentex Corp.	24,860	464,385

		1,643,199

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.3%
OmniVision Technologies, Inc.†	20,500	328,820

ENGINEERING/R&D SERVICES — 0.1%
EMCOR Group, Inc.†	4,400	110,264

ENGINES-INTERNAL COMBUSTION — 0.6%
Briggs & Stratton Corp.	39,500	601,190

ENVIRONMENTAL MONITORING & DETECTION — 1.2%
Mine Safety Appliances Co.	32,400	1,204,308

FINANCIAL GUARANTEE INSURANCE — 0.4%
PMI Group, Inc.	58,500	329,355
Security Capital Assurance, Ltd.	102,900	100,842

		430,197

FOOTWEAR & RELATED APPAREL — 0.5%
Timberland Co., Class A†	34,200	499,320

FUNERAL SERVICES & RELATED ITEMS — 0.4%
Hillenbrand, Inc.	20,100	382,704

GAS-DISTRIBUTION — 1.3%
Atmos Energy Corp.	20,400	564,672
Energen Corp.	10,600	723,344

		1,288,016

HOME FURNISHINGS — 3.8%
American Woodmark Corp.	33,800	637,806
Bassett Furniture Industries, Inc.	11,000	131,340
Ethan Allen Interiors, Inc.	43,600	1,197,692
Hooker Furniture Corp.	56,300	1,180,611
La-Z-Boy, Inc.	118,400	754,208

		3,901,657

HOSPITAL BEDS/EQUIPMENT — 0.4%
Hill-Rom Holdings, Inc.	17,200	432,236

IDENTIFICATION SYSTEMS — 1.5%
Brady Corp., Class A	46,000	1,561,700

INDUSTRIAL AUTOMATED/ROBOTIC — 0.8%
Nordson Corp.	14,600	861,838

INDUSTRIAL GASES — 0.8%
Airgas, Inc.	16,500	794,145

INSTRUMENTS-CONTROLS — 2.2%
Mettler Toledo International, Inc.†	14,500	1,381,270
Watts Water Technologies, Inc., Class A	33,400	897,458

		2,278,728

INSURANCE BROKERS — 1.1%
Arthur J. Gallagher & Co.	32,000	786,240
Erie Indemnity Co., Class A	7,300	389,966

		1,176,206

INSURANCE-LIFE/HEALTH — 2.4%
Protective Life Corp.	31,000	1,321,220
StanCorp Financial Group, Inc.	22,100	1,132,404

		2,453,624

INSURANCE-MULTI-LINE — 2.5%
American National Insurance Co.	6,200	693,036

Old Republic International Corp.	132,700	1,904,245

		2,597,281

INSURANCE-PROPERTY/CASUALTY — 0.8%
RLI Corp.	16,800	806,400

INSURANCE-REINSURANCE — 4.4%
Aspen Insurance Holdings, Ltd.	61,700	1,603,583
IPC Holdings, Ltd.	54,300	1,580,673
Montpelier Re Holdings, Ltd.	82,100	1,354,650

		4,538,906

INTERNET INFRASTRUCTURE EQUIPMENT — 1.1%
Avocent Corp.†	58,800	1,147,188

INTIMATE APPAREL — 1.4%
The Warnaco Group, Inc.†	30,400	1,402,656

LEISURE PRODUCTS — 1.1%
Brunswick Corp.	66,200	1,104,216

MACHINE TOOLS & RELATED PRODUCTS — 1.4%
Kennametal, Inc.	40,600	1,411,662

MACHINERY-ELECTRICAL — 1.0%
Franklin Electric Co., Inc.	25,800	998,976

MACHINERY-FARMING — 0.2%
CNH Global NV	4,500	194,130

MACHINERY-PUMPS — 1.5%
Graco, Inc.	37,000	1,532,170

MEDICAL PRODUCTS — 0.7%
West Pharmaceutical Services, Inc.	14,700	689,577

MEDICAL STERILIZATION PRODUCTS — 0.8%
STERIS Corp.	28,600	792,506

METAL PROCESSORS & FABRICATION — 2.9%
CIRCOR International, Inc.	20,600	992,302
Mueller Industries, Inc.	53,300	1,725,321
Timken Co.	6,000	216,900

		2,934,523

MISCELLANEOUS MANUFACTURING — 0.8%
AptarGroup, Inc.	19,616	866,046

OIL & GAS DRILLING — 1.4%
Atwood Oceanics, Inc.†	10,300	1,037,107
Rowan Cos., Inc.	10,300	401,597

		1,438,704

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.9%
Unit Corp.†	14,100	895,491

OIL FIELD MACHINERY & EQUIPMENT — 0.1%
CARBO Ceramics, Inc.	2,000	95,060

OIL-FIELD SERVICES — 3.3%
Global Industries, Ltd.†	35,000	558,600
Helix Energy Solutions Group, Inc.†	38,400	1,326,720
Oil States International, Inc.†	30,200	1,511,812

		3,397,132

PAPER & RELATED PRODUCTS — 1.7%
AbitibiBowater, Inc.	23,360	230,563
Glatfelter	76,242	1,112,371
Mercer International, Inc.†	63,000	422,730

		1,765,664

POWER CONVERTER/SUPPLY EQUIPMENT — 0.5%
Powell Industries, Inc.†	13,000	546,910

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Arbor Realty Trust, Inc.	30,700	530,189

RENTAL AUTO/EQUIPMENT — 0.5%
Dollar Thrifty Automotive Group, Inc.†	36,500	481,435

RETAIL-APPAREL/SHOE — 3.3%
Brown Shoe Co., Inc.	73,000	1,217,640
Christopher & Banks Corp.	81,400	964,590
Gymboree Corp.†	3,100	133,982
Hot Topic, Inc.†	81,300	431,703
Men’s Wearhouse, Inc.	23,800	633,794

		3,381,709

RETAIL-AUTOMOBILE — 0.9%
Group 1 Automotive, Inc.	35,700	952,476

RETAIL-CONVENIENCE STORE — 1.0%
Casey’s General Stores, Inc.	46,400	1,026,832

RETAIL-DISCOUNT — 1.4%
Fred’s, Inc.	67,700	750,116
Tuesday Morning Corp.†	127,000	690,880

		1,440,996

RETAIL-HAIR SALONS — 1.6%
Regis Corp.	57,200	1,670,240

RETAIL-HOME FURNISHINGS — 0.6%
Pier 1 Imports, Inc.†	78,000	608,400

RETAIL-JEWELRY — 1.2%
Zale Corp.†	57,100	1,183,112

RETAIL-LEISURE PRODUCTS — 0.4%
West Marine, Inc.†	86,700	433,500

RETAIL-MAJOR DEPARTMENT STORES — 0.6%
Saks, Inc.†	45,900	597,159

SEMICONDUCTOR EQUIPMENT — 1.0%
Cohu, Inc.	60,500	1,050,885

STEEL-PRODUCERS — 3.7%
Gerdau Ameristeel Corp.	67,400	1,052,114
Reliance Steel & Aluminum Co.	15,400	936,012
Steel Dynamics, Inc.	47,000	1,637,950
United States Steel Corp.	1,000	153,950

		3,780,026

TRANSPORT-MARINE — 3.1%
General Maritime Corp.	30,700	802,191
Overseas Shipholding Group, Inc.	17,600	1,324,576
Teekay Corp.	8,999	410,714
Tidewater, Inc.	9,800	639,156

		3,176,637

TRANSPORT-RAIL — 2.3%
Genesee & Wyoming, Inc., Class A†	45,641	1,628,471
Kansas City Southern†	15,800	712,264

		2,340,735

TRANSPORT-SERVICES — 0.8%
Bristow Group, Inc.†	15,500	817,625

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $104,126,727)		98,327,504

Short-term Investment Securities — 5.7%

U.S. GOVERNMENT AGENCIES — 5.7%
Federal Home Loan Bank Discount Notes 1.75% due 05/01/08 (cost $5,816,000)	$5,816,000	5,816,000

TOTAL INVESTMENTS (cost $109,942,727) (1)	101.7%	104,143,504
Liabilities in excess of other assets	(1.7)	(1,782,832)

NET ASSETS	100.0%	$102,360,672

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MID-CAP GROWTH PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 98.5%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE — 1.1%
Rockwell Collins, Inc.	39,960	$2,521,876

APPLICATIONS SOFTWARE — 0.9%
Nuance Communications, Inc.†	95,450	1,935,726

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 2.0%
BorgWarner, Inc.	43,000	2,113,450
WABCO Holdings, Inc.	46,520	2,221,795

		4,335,245

BANKS-FIDUCIARY — 0.9%
Northern Trust Corp.	28,290	2,096,572

CHEMICALS-DIVERSIFIED — 1.4%
Rockwood Holdings, Inc.†	82,070	3,029,204

CHEMICALS-SPECIALTY — 1.1%
Ecolab, Inc.	51,220	2,354,071

COAL — 0.7%
Peabody Energy Corp.	25,310	1,547,200

COMMERCIAL SERVICES-FINANCE — 4.0%
Mastercard, Inc., Class A	26,970	7,501,975
Morningstar, Inc.†	21,420	1,241,932

		8,743,907

COMPUTER AIDED DESIGN — 1.7%
Ansys, Inc.†	54,300	2,184,489
Autodesk, Inc.†	42,330	1,608,540

		3,793,029

COMPUTERS-MEMORY DEVICES — 0.7%
Seagate Technology	81,230	1,532,810

CONSULTING SERVICES — 0.5%
Genpact, Ltd.†	80,120	1,145,716

DENTAL SUPPLIES & EQUIPMENT — 1.4%
Dentsply International, Inc.	77,910	3,028,362

DIAGNOSTIC KITS — 1.3%
Idexx Laboratories, Inc.†	53,480	2,845,136

DIALYSIS CENTERS — 1.1%
DaVita, Inc.†	48,180	2,525,114

DIVERSIFIED MANUFACTURING OPERATIONS — 1.5%
Roper Industries, Inc.	52,810	3,280,557

ELECTRONIC COMPONENTS-MISC. — 1.6%
Gentex Corp.	184,662	3,449,486

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.5%
Broadcom Corp., Class A†	73,520	1,908,579
MEMC Electronic Materials, Inc.†	27,900	1,756,863
NVIDIA Corp.†	88,030	1,809,017

		5,474,459

ELECTRONIC CONNECTORS — 2.5%
Amphenol Corp., Class A	121,900	5,629,342

ELECTRONIC MEASUREMENT INSTRUMENTS — 1.1%
FLIR Systems, Inc.†	70,510	2,420,608

ENERGY-ALTERNATE SOURCES — 1.2%
First Solar, Inc.†	8,900	2,598,711

ENGINEERING/R&D SERVICES — 2.0%
McDermott International, Inc.†	39,980	2,142,128
Shaw Group, Inc.†	47,830	2,363,759

		4,505,887

ENGINES-INTERNAL COMBUSTION — 0.8%
Cummins, Inc.	30,000	1,879,500

ENTERTAINMENT SOFTWARE — 0.9%
Electronic Arts, Inc.†	40,820	2,101,005

Filtration/Separation Products — 0.8%
Pall Corp.	48,490	1,685,997

FINANCE-INVESTMENT BANKER/BROKER — 4.1%
Interactive Brokers Group, Inc., Class A†	90,790	2,866,240
Investment Technology Group, Inc.†	68,280	3,295,193
TD Ameritrade Holding Corp.†	154,480	2,796,088

		8,957,521

FINANCE-OTHER SERVICES — 0.9%
Nymex Holdings, Inc.	21,040	1,948,304

FOOD-CONFECTIONERY — 1.4%
WM Wrigley Jr. Co.	42,110	3,207,098

FOOD-RETAIL — 1.2%
Whole Foods Market, Inc.	83,280	2,718,259

HAZARDOUS WASTE DISPOSAL — 1.6%
Stericycle, Inc.†	66,160	3,531,621

INDUSTRIAL AUDIO & VIDEO PRODUCTS — 1.0%
Dolby Laboratories, Inc., Class A†	57,680	2,315,852

INSURANCE-PROPERTY/CASUALTY — 1.1%
Philadelphia Consolidated Holding Corp.†	67,360	2,484,237

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 3.0%
Affiliated Managers Group, Inc.†	19,150	1,902,361
Och-Ziff Capital Management, Class A	136,820	2,655,676
T. Rowe Price Group, Inc.	34,630	2,027,933

		6,585,970

LEISURE PRODUCTS — 0.7%
WMS Industries, Inc.†	41,100	1,487,409

MACHINERY-CONSTRUCTION & MINING — 0.9%
Bucyrus International, Inc.	15,310	1,927,988

MACHINERY-PRINT TRADE — 1.0%
Zebra Technologies Corp., Class A†	62,600	2,300,550

MEDICAL INFORMATION SYSTEMS — 1.1%
Cerner Corp.†	54,270	2,511,073

MEDICAL LABS & TESTING SERVICES — 1.6%
Covance, Inc.†	41,780	3,500,746

MEDICAL-BIOMEDICAL/GENE — 2.5%
Celgene Corp.†	41,600	2,585,024
Illumina, Inc.†	39,110	3,046,278

		5,631,302

MEDICAL-DRUGS — 1.0%
Allergan, Inc.	18,300	1,031,571
Shire PLC ADR	22,680	1,246,039

		2,277,610

MEDICAL-HMO — 1.4%
Coventry Health Care, Inc.†	40,000	1,789,200
Humana, Inc.†	27,820	1,329,518

		3,118,718

METAL PROCESSORS & FABRICATION — 2.6%
Kaydon Corp.	55,360	2,899,203

Precision Castparts Corp.	24,370	2,864,937

		5,764,140

METAL-ALUMINUM — 1.1%
Century Aluminum Co.†	33,820	2,343,388

NETWORKING PRODUCTS — 0.8%
Juniper Networks, Inc.†	62,500	1,726,250

NON-HAZARDOUS WASTE DISPOSAL — 1.6%
Waste Connections, Inc.†	109,940	3,525,776

OIL & GAS DRILLING — 1.4%
Helmerich & Payne, Inc.	56,810	3,053,538

OIL COMPANIES-EXPLORATION & PRODUCTION — 5.1%
Cabot Oil & Gas Corp.	67,600	3,851,172
Forest Oil Corp.†	69,130	4,073,831
Southwestern Energy Co.†	81,280	3,438,957

		11,363,960

OIL FIELD MACHINERY & EQUIPMENT — 2.4%
Cameron International Corp.†	64,150	3,158,104
National-Oilwell Varco, Inc.†	30,910	2,115,790

		5,273,894

OIL-FIELD SERVICES — 2.3%
Exterran Holdings, Inc.†	34,840	2,326,963
Oceaneering International, Inc.†	40,160	2,681,885

		5,008,848

PIPELINES — 1.4%
Questar Corp.	49,800	3,089,094

PRIVATE CORRECTIONS — 1.5%
Corrections Corp. of America†	129,330	3,297,915

PUBLISHING-BOOKS — 1.3%
John Wiley & Sons, Inc., Class A	64,020	2,948,121

RETAIL-APPAREL/SHOE — 2.4%
J Crew Group, Inc.†	48,480	2,302,800
Urban Outfitters, Inc.†	85,040	2,912,620

		5,215,420

RETAIL-CONSUMER ELECTRONICS — 1.0%
Best Buy Co., Inc.	49,170	2,115,293

RETAIL-RESTAURANTS — 0.8%
Burger King Holdings, Inc.	61,450	1,714,455

SCHOOLS — 1.8%
Apollo Group, Inc., Class A†	36,270	1,846,143
ITT Educational Services, Inc.†	28,200	2,161,812

		4,007,955

SEMICONDUCTOR EQUIPMENT — 0.9%
KLA-Tencor Corp.	43,260	1,889,597

TELECOM SERVICES — 3.4%
Amdocs, Ltd.	1,900	59,622
Amdocs, Ltd.†	72,400	2,271,912
Time Warner Cable, Inc., Class A†	265,060	5,195,176

		7,526,710

TELECOMMUNICATION EQUIPMENT — 1.3%
Harris Corp.	52,790	2,852,244

THERAPEUTICS — 0.8%
BioMarin Pharmaceuticals, Inc.†	49,320	1,798,207

TRANSACTIONAL SOFTWARE — 0.5%
VeriFone Holdings, Inc.†	91,217	1,020,718

TRANSPORT-RAIL — 0.9%
Norfolk Southern Corp.	35,370	2,107,345

TRANSPORT-TRUCK — 1.1%
J.B. Hunt Transport Services, Inc.	69,020	2,344,609

VETERINARY DIAGNOSTICS — 1.4%
VCA Antech, Inc.†	92,710	3,001,023

WIRE & CABLE PRODUCTS — 1.0%
General Cable Corp.†	32,600	2,184,200

X-RAY EQUIPMENT — 1.5%
Hologic, Inc.†	113,704	3,319,020

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $203,602,017)		217,455,498

Repurchase Agreement — 3.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $7,127,099 and collateralized by $6,850,000 Federal Home Loan Bank Bonds , bearing interest at 5.25% due 12/09/22 and having an approximate value of $7,269,563 (cost $7,127,000)	$7,127,000	7,127,000

TOTAL INVESTMENTS (cost $210,729,017) (1)	101.7%	224,582,498
Liabilities in excess of other assets	(1.7)	(3,735,068)

NET ASSETS	100.0%	$220,847,430

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 93.5%	Shares/ Principal Amount	Market Value (Note 1)

ADVERTISING SALES — 0.7%
Lamar Advertising Co., Class A†	20,400	$806,616

AEROSPACE/DEFENSE — 1.1%
Spirit Aerosystems Holdings, Inc., Class A†	43,900	1,280,563

APPAREL MANUFACTURER — 0.8%
Polo Ralph Lauren Corp.	14,700	913,017

APPLICATIONS SOFTWARE — 0.4%
Citrix Systems, Inc.†	15,100	494,525

BANKS-COMMERCIAL — 3.1%
M&T Bank Corp.	7,100	661,933
TCF Financial Corp.	93,500	1,626,900
Whitney Holding Corp.	63,000	1,474,830

		3,763,663

BATTERIES/BATTERY SYSTEMS — 1.1%
Energizer Holdings, Inc.†	17,100	1,351,926

BUILDING-HEAVY CONSTRUCTION — 0.5%
Chicago Bridge & Iron Co., NV	15,400	613,536

CASINO SERVICES — 1.5%
Bally Technologies, Inc.†	33,000	1,111,770
Scientific Games Corp., Class A†	26,600	749,056

		1,860,826

COMMERCIAL SERVICES — 8.5%
Alliance Data Systems Corp.†	90,700	5,207,087
Iron Mountain, Inc.†	189,100	5,194,577

		10,401,664

COMMERCIAL SERVICES-FINANCE — 5.5%
Equifax, Inc.	107,900	4,129,333
Global Payments, Inc.	59,500	2,633,470

		6,762,803

COMPUTER AIDED DESIGN — 2.0%
Aspen Technology, Inc.†	176,000	2,418,240

COMPUTER SERVICES — 1.3%
DST Systems, Inc.†	25,400	1,519,936

COMPUTER SOFTWARE — 1.5%
Blackbaud, Inc.	79,900	1,876,851

CONSUMER PRODUCTS-MISC. — 0.7%
Scotts Miracle-Gro Co., Class A	25,100	831,814

DATA PROCESSING/MANAGEMENT — 7.6%
Fidelity National Information Services, Inc.	90,100	3,249,006
Fiserv, Inc.†	118,400	5,985,120

		9,234,126

DIVERSIFIED MANUFACTURING OPERATIONS — 0.2%
Barnes Group, Inc.	8,000	208,640

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.2%
MEMC Electronic Materials, Inc.†	16,200	1,020,114
Xilinx, Inc.	19,200	475,584

		1,495,698

ELECTRONIC DESIGN AUTOMATION — 1.0%
Synopsys, Inc.†	53,500	1,236,385

ELECTRONIC FORMS — 1.3%
Adobe Systems, Inc.†	43,300	1,614,657

ENGINEERING/R&D SERVICES — 0.5%
Foster Wheeler, Ltd.†	9,800	624,162

ENTERPRISE SOFTWARE/SERVICE — 1.5%
Lawson Software, Inc.†	230,700	1,843,293

FINANCE-INVESTMENT BANKER/BROKER — 1.5%
TD Ameritrade Holding Corp.†	103,900	1,880,590

GAS-DISTRIBUTION — 2.0%
AGL Resources, Inc.	72,300	2,458,200

INSURANCE-LIFE/HEALTH — 0.7%
Reinsurance Group of America, Inc.	17,200	894,056

INSURANCE-MULTI-LINE — 1.0%
HCC Insurance Holdings, Inc.	48,300	1,192,044

INSURANCE-PROPERTY/CASUALTY — 1.0%
W.R. Berkley Corp.	46,500	1,194,585

INSURANCE-REINSURANCE — 0.7%
Axis Capital Holdings, Ltd.	24,900	844,359

INTERNET CONNECTIVITY SERVICES — 0.4%
NDS Group PLC†	8,694	447,306

INTERNET SECURITY — 1.0%
Check Point Software Technologies†	53,500	1,263,670

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.5%
Invesco, Ltd.	72,000	1,846,800

LINEN SUPPLY & RELATED ITEMS — 1.5%
Cintas Corp.	59,500	1,761,795

MEDICAL INFORMATION SYSTEMS — 1.5%
IMS Health, Inc.	75,600	1,871,100

MEDICAL INSTRUMENTS — 1.7%
ArthroCare Corp.†	12,035	542,297
Cepheid, Inc.†	77,300	1,512,761

		2,055,058

MEDICAL-GENERIC DRUGS — 1.5%
Barr Pharmaceuticals, Inc.†	37,000	1,858,510

MEDICAL-HMO — 1.8%
Coventry Health Care, Inc.†	48,800	2,182,824

MEDICAL-HOSPITALS — 0.7%
LifePoint Hospitals, Inc.†	29,600	891,552

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 3.8%
AmerisourceBergen Corp.	65,100	2,639,805
Cardinal Health, Inc.	38,500	2,004,695

		4,644,500

METAL PROCESSORS & FABRICATION — 1.8%
Precision Castparts Corp.	19,100	2,245,396

MOTION PICTURES & SERVICES — 1.8%
Macrovision Corp.†	140,800	2,221,824

NETWORKING PRODUCTS — 0.5%
Anixter International, Inc.†	10,200	581,094

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.6%
ATP Oil & Gas Corp.†	68,700	1,974,438

OIL-FIELD SERVICES — 3.5%
Exterran Holdings, Inc.†	33,100	2,210,749
Global Industries, Ltd.†	91,000	1,452,360
TETRA Technologies, Inc.†	37,900	616,254

		4,279,363

PRIVATE CORRECTIONS — 1.7%
Corrections Corp. of America†	79,900	2,037,450

RACETRACK — 2.2%
International Speedway Corp., Class A	63,000	2,672,460

RETAIL-APPAREL/SHOE — 1.4%
American Eagle Outfitters, Inc.	93,200	1,712,084

RETAIL-CONSUMER ELECTRONICS — 1.3%
Circuit City Stores, Inc.	324,600	1,538,604

RETAIL-MAJOR DEPARTMENT STORES — 1.4%
J.C. Penney Co., Inc.	40,600	1,725,500

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 2.4%
Emulex Corp.†	117,100	1,532,839
Marvell Technology Group, Ltd.†	41,000	530,950
Maxim Integrated Products, Inc.	39,600	832,788

		2,896,577

SEMICONDUCTOR EQUIPMENT — 2.2%
Novellus Systems, Inc.†	119,700	2,616,642

STEEL-SPECIALTY — 0.8%
Allegheny Technologies, Inc.	13,900	956,737

TELECOM SERVICES — 1.1%
Amdocs, Ltd.†	43,800	1,374,444

TELECOMMUNICATION EQUIPMENT — 1.8%
ADC Telecommunications, Inc.†	153,500	2,152,070

VETERINARY DIAGNOSTICS — 0.4%
VCA Antech, Inc.†	15,300	495,261

WATER — 2.3%
Aqua America, Inc.	154,900	2,854,807

X-RAY EQUIPMENT — 1.0%
Hologic, Inc.†	42,500	1,240,575

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $110,043,713)		114,015,216

Repurchase Agreement — 2.5%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $3,037,000)	$3,037,000	3,037,000

TOTAL INVESTMENTS (cost $113,080,713) (2)	96.0%	117,052,216
Other assets less liabilities	4.0	4,928,743

NET ASSETS	100.0%	$121,980,959

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH OPPORTUNITIES PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 95.1%	Shares/ Principal Amount	Market Value (Note 1)

ADVANCED MATERIALS — 0.7%
Hexcel Corp.†	23,500	$525,930

AEROSPACE/DEFENSE — 0.9%
Teledyne Technologies, Inc.†	11,000	646,030

AEROSPACE/DEFENSE-EQUIPMENT — 1.8%
BE Aerospace, Inc.†	13,100	528,716
Orbital Sciences Corp.†	27,500	740,025

		1,268,741

AGRICULTURAL CHEMICALS — 1.2%
Intrepid Potash, Inc.†	11,250	534,262
Terra Industries, Inc.†	9,000	340,740

		875,002

ALTERNATIVE WASTE TECHNOLOGY — 0.8%
Darling International, Inc.†	35,000	534,450

APPAREL MANUFACTURER — 0.8%
Quiksilver, Inc.†	55,000	535,150

APPLICATIONS SOFTWARE — 0.7%
Progress Software Corp.†	15,300	462,519

AUDIO/VIDEO PRODUCTS — 0.5%
Tivo, Inc.†	39,500	325,085

BATTERIES/BATTERY SYSTEMS — 0.5%
Energy Conversion Devices, Inc.†	10,500	342,195

BEVERAGES-WINE/SPIRITS — 1.4%
Central European Distribution Corp.†	16,300	992,996

BROADCAST SERVICES/PROGRAM — 0.9%
World Wrestling Entertainment, Inc.	35,500	626,575

CELLULAR TELECOM — 0.9%
Syniverse Holdings, Inc.†	41,500	651,965

CHEMICALS-SPECIALTY — 0.5%
NewMarket Corp.	5,200	337,636

COAL — 1.5%
Patriot Coal Corp.†	8,500	561,425
Walter Industries, Inc.	7,400	513,264

		1,074,689

COMMERCIAL SERVICES-FINANCE — 4.4%
Bankrate, Inc.†	13,100	684,344
Morningstar, Inc.†	9,900	574,002
Net 1 UEPS Technologies, Inc.†	30,700	719,608
Riskmetrics Group, Inc.†	17,900	315,935
Wright Express Corp.†	25,200	831,600

		3,125,489

COMPUTER AIDED DESIGN — 1.6%
Ansys, Inc.†	13,500	543,105
Parametric Technology Corp.†	32,100	559,503

		1,102,608

COMPUTER SERVICES — 1.7%
CACI International, Inc., Class A†	11,000	551,320
IHS, Inc.†	10,400	686,920

		1,238,240

COMPUTER SOFTWARE — 0.5%
Blackbaud, Inc.	15,900	373,491

COMPUTERS-INTEGRATED SYSTEMS — 1.0%
MICROS Systems, Inc.†	19,700	702,305

CONSULTING SERVICES — 2.9%
FTI Consulting, Inc.†	8,300	531,200
The Advisory Board Co.†	9,800	456,876
Watson Wyatt Worldwide, Inc., Class A	18,100	1,061,022

		2,049,098

CONSUMER PRODUCTS-MISC. — 1.7%
Fossil, Inc.†	20,000	715,800
Tupperware Brands Corp.	12,200	480,680

		1,196,480

CONTAINERS-METAL/GLASS — 0.7%
Greif, Inc., Class A	7,600	490,960

DATA PROCESSING/MANAGEMENT — 0.8%
Broadridge Financial Solutions, Inc.	30,000	558,600

DECISION SUPPORT SOFTWARE — 0.6%
SPSS, Inc.†	9,200	388,608

DIAGNOSTIC EQUIPMENT — 2.0%
Gen-Probe, Inc.†	12,600	710,136
Immucor, Inc.†	26,000	701,480

		1,411,616

DIAGNOSTIC KITS — 0.7%
Idexx Laboratories, Inc.†	9,800	521,360

DISTRIBUTION/WHOLESALE — 0.8%
LKQ Corp.†	24,500	533,120

E-COMMERCE/PRODUCTS — 1.1%
MercadoLibre, Inc.†	15,000	758,700

E-MARKETING/INFO — 0.6%
ValueClick, Inc.†	19,800	395,010

E-SERVICES/CONSULTING — 0.9%
Websense, Inc.†	34,600	672,970

ELECTRIC PRODUCTS-MISC. — 0.6%
GrafTech International, Ltd.†	22,050	433,283

ELECTRONIC MEASUREMENT INSTRUMENTS — 1.6%
FLIR Systems, Inc.†	23,000	789,590
Itron, Inc.†	3,700	344,396

		1,133,986

ENERGY-ALTERNATE SOURCES — 0.8%
JA Solar Holdings Co., Ltd. ADR†	23,500	564,235

ENTERPRISE SOFTWARE/SERVICE — 1.0%
ManTech International Corp., Class A†	15,100	721,327

ENTERTAINMENT SOFTWARE — 0.8%
THQ, Inc.†	25,000	532,000

ENVIRONMENTAL MONITORING & DETECTION — 0.8%
Clean Harbors, Inc.†	8,500	560,745

FINANCE-INVESTMENT BANKER/BROKER — 3.0%
Greenhill & Co., Inc.	7,900	513,895
Interactive Brokers Group, Inc., Class A†	19,900	628,243
Investment Technology Group, Inc.†	9,500	458,470
optionsXpress Holdings, Inc.	26,000	558,220

		2,158,828

FINANCE-OTHER SERVICES — 0.5%
FCStone Group, Inc.†	9,000	372,780

FOOD-BAKING — 0.8%
Flowers Foods, Inc.	21,100	546,279

FOOTWEAR & RELATED APPAREL — 2.1%
Deckers Outdoor Corp.†	5,000	690,350
Skechers USA, Inc., Class A†	10,600	250,690
Wolverine World Wide, Inc.	18,500	531,690

		1,472,730

GAS-DISTRIBUTION — 1.4%
Energen Corp.	8,500	580,040
UGI Corp.	16,200	421,200

		1,001,240

INSTRUMENTS-CONTROLS — 1.7%
Mettler Toledo International, Inc.†	5,250	500,115
Woodward Governor Co.	20,500	720,165

		1,220,280

INSTRUMENTS-SCIENTIFIC — 1.0%
Dionex Corp.†	9,000	703,980

INSURANCE-PROPERTY/CASUALTY — 0.7%
FPIC Insurance Group, Inc.†	10,700	497,871

INSURANCE-REINSURANCE — 0.4%
Aspen Insurance Holdings, Ltd.	10,700	278,093

INTERNET APPLICATION SOFTWARE — 1.5%
CyberSource Corp.†	21,400	388,410
eResearch Technology, Inc.†	58,000	706,440

		1,094,850

INTERNET CONTENT-ENTERTAINMENT — 1.4%
Perfect World Co., Ltd. ADR†	10,200	292,944
Shanda Interactive Entertainment, Ltd. ADR†	21,400	733,806

		1,026,750

LEISURE PRODUCTS — 0.8%
WMS Industries, Inc.†	14,750	533,803

MACHINERY-CONSTRUCTION & MINING — 0.7%
Bucyrus International, Inc.	4,100	516,313

MACHINERY-GENERAL INDUSTRIAL — 1.5%
Gardner Denver, Inc.†	12,500	580,625
Middleby Corp.†	7,400	464,350

		1,044,975

MACHINERY-MATERIAL HANDLING — 0.7%
Columbus McKinnon Corp.†	17,300	489,763

MEDICAL INSTRUMENTS — 1.4%
ArthroCare Corp.†	7,800	351,468
Techne Corp.†	9,100	659,932

		1,011,400

MEDICAL LABS & TESTING SERVICES — 0.9%
ICON PLC ADR	9,000	648,000

MEDICAL PRODUCTS — 1.5%
Wright Medical Group, Inc.†	18,700	522,104
Zoll Medical Corp.†	17,300	577,474

		1,099,578

MEDICAL-BIOMEDICAL/GENE — 2.1%
Bio-Rad Laboratories, Inc., Class A†	6,100	508,435
Illumina, Inc.†	7,600	591,964
Savient Pharmaceuticals, Inc.†	17,100	373,464

		1,473,863

MEDICAL-GENERIC DRUGS — 0.8%
Perrigo Co.	13,800	565,662

MEDICAL-OUTPATIENT/HOME MEDICAL — 1.0%
Amedisys, Inc.†	14,000	725,200

NETWORKING PRODUCTS — 0.3%
Anixter International, Inc.†	4,100	233,577

OIL & GAS DRILLING — 1.4%
Helmerich & Payne, Inc.	9,800	526,750
Pioneer Drilling Co.†	30,500	498,065

		1,024,815

OIL COMPANIES-EXPLORATION & PRODUCTION — 4.4%
Berry Petroleum Co., Class A	10,950	542,244
Cabot Oil & Gas Corp.	15,300	871,641
GMX Resources, Inc.†	14,800	537,832
Petroleum Development Corp.†	8,900	669,547
Swift Energy Co.†	10,300	537,042

		3,158,306

OIL FIELD MACHINERY & EQUIPMENT — 0.7%
Complete Production Services, Inc.†	18,500	499,685

OIL-FIELD SERVICES — 0.9%
Core Laboratories NV†	5,300	663,984

PHARMACY SERVICES — 1.0%
HealthExtras, Inc.†	26,200	739,364

PHYSICIANS PRACTICE MANAGEMENT — 1.3%
Pediatrix Medical Group, Inc.†	13,650	928,473

RESEARCH & DEVELOPMENT — 0.7%
Exponent, Inc.†	14,300	482,482

RETAIL-APPAREL/SHOE — 1.8%
Aeropostale, Inc.†	16,800	534,072
Gymboree Corp.†	17,000	734,740

		1,268,812

RETAIL-COMPUTER EQUIPMENT — 1.0%
GameStop Corp., Class A†	12,800	704,512

RETAIL-PAWN SHOPS — 0.4%
Cash America International, Inc.	4,400	179,476
Ezcorp, Inc., Class A†	9,400	114,116

		293,592

RETAIL-RESTAURANTS — 1.6%
Jack in the Box, Inc.†	19,700	526,975
Red Robin Gourmet Burgers, Inc.†	14,200	583,336

		1,110,311

SCHOOL — 0.8%
Capella Education Co.†	9,000	580,410

SEMICONDUCTOR EQUIPMENT — 0.7%
Tessera Technologies, Inc.†	25,000	506,000

STEEL PIPE & TUBE — 0.7%
Valmont Industries, Inc.	5,300	521,838

TELECOM SERVICES — 0.7%
NeuStar Inc.†	18,300	503,433

TELECOMMUNICATION EQUIPMENT — 0.7%
Comtech Telecommunications Corp.†	13,000	503,490

THERAPEUTICS — 1.5%
BioMarin Pharmaceuticals, Inc.†	15,000	546,900
United Therapeutics Corp.†	6,350	536,575

		1,083,475

TOOLS-HAND HELD — 0.8%
Snap-on, Inc.	9,900	587,169

TRANSACTIONAL SOFTWARE — 0.9%
Synchronoss Technologies, Inc.†	16,000	333,920
Yucheng Technologies, Ltd.†	21,300	320,991

		654,911

TRANSPORT-MARINE — 1.5%
Kirby Corp.†	9,900	542,916
Tidewater, Inc.	8,500	554,370

		1,097,286

TRANSPORT-TRUCK — 0.7%
Forward Air Corp.	15,100	514,759

ULTRA SOUND IMAGING SYSTEMS — 0.8%
SonoSite, Inc.†	17,400	554,886

WEB HOSTING/DESIGN — 1.3%
Equinix, Inc.†	10,400	940,368

WEB PORTALS/ISP — 1.2%
Sohu.com, Inc.†	12,800	884,864

X-RAY EQUIPMENT — 0.7%
Hologic, Inc.†	16,700	487,473

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $62,382,028)		67,673,707

Repurchase Agreement — 1.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $1,180,016 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 5.25% due 12/09/22 and having an approximate value of $1,204,519

(cost $1,180,000)	$1,180,000	1,180,000

TOTAL INVESTMENTS (cost $63,562,028) (1)	96.8%	68,853,707
Other assets less liabilities	3.2	2,271,383

NET ASSETS	100.0%	$71,125,090

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MARSICO FOCUSED GROWTH PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 92.2%	Shares	Market Value (Note 1)

AEROSPACE/DEFENSE — 7.2%
General Dynamics Corp.	48,089	$4,348,208
Lockheed Martin Corp.	50,227	5,326,071

		9,674,279

AGRICULTURAL CHEMICALS — 3.3%
Monsanto Co.	39,565	4,511,201

BANKS-COMMERCIAL — 5.0%
Industrial & Commercial Bank of China	8,471,000	6,706,668

BANKS-SUPER REGIONAL — 2.2%
Wells Fargo & Co.	101,464	3,018,554

CASINO HOTELS — 8.1%
Las Vegas Sands Corp.†	58,948	4,493,016
MGM Mirage, Inc.†	34,153	1,746,926
Wynn Resorts, Ltd.	44,573	4,695,320

		10,935,262

CELLULAR TELECOM — 3.7%
China Mobile, Ltd. ADR	57,309	4,946,913

COMMERCIAL SERVICES-FINANCE — 7.9%
Mastercard, Inc., Class A	12,581	3,499,531
Visa, Inc., Class A†	86,030	7,179,204

		10,678,735

COMPUTERS — 2.5%
Apple, Inc.†	19,349	3,365,759

FINANCE-INVESTMENT BANKER/BROKER — 6.9%
JPMorgan Chase & Co.	84,612	4,031,762
The Goldman Sachs Group, Inc.	27,447	5,252,532

		9,284,294

INDUSTRIAL GASES — 2.3%
Air Products & Chemicals, Inc.	31,120	3,063,142

MEDICAL-BIOMEDICAL/GENE — 3.0%
Genentech, Inc.†	59,555	4,061,651

MEDICAL-HMO — 1.0%
UnitedHealth Group Inc.	40,481	1,320,895

OIL COMPANIES-INTEGRATED — 3.1%
Petroleo Brasileiro SA ADR	33,976	4,125,366

OIL-FIELD SERVICES — 8.6%
Schlumberger, Ltd.	51,245	5,152,685
Transocean, Inc.†	43,966	6,483,226

		11,635,911

REAL ESTATE INVESTMENT TRUSTS — 2.2%
ProLogis	48,231	3,019,743

RETAIL-BUILDING PRODUCTS — 2.4%
Lowe’s Cos., Inc.	131,444	3,311,074

RETAIL-DRUG STORE — 3.7%
CVS Caremark Corp.	122,399	4,941,248

RETAIL-RESTAURANTS — 7.7%
McDonald’s Corp.	174,373	10,389,143

TELEPHONE-INTEGRATED — 2.6%
AT&T, Inc.	92,451	3,578,778

TRANSPORT-RAIL — 5.2%
Norfolk Southern Corp.	27,354	1,629,751
Union Pacific Corp.	37,335	5,420,669

		7,050,420

WEB PORTALS/ISP — 3.6%
Google, Inc., Class A†	8,446	4,850,453

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $96,443,340)		$124,469,489

Repurchase Agreement — 7.9%

Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $10,609,147 and collateralized by Federal Home Loan Mtg. Notes, bearing interest at 3.05% due 04/28/10 and having an approximate value of $10,821,456. (cost $10,609,000)	$10,609,000	10,609,000

TOTAL INVESTMENTS (cost $107,052,340) (1)	100.1%	135,078,489
Liabilities in excess of other assets	(0.1)	(75,418)

NET ASSETS	100.0%	$135,003,071

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TECHNOLOGY PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 100.2%	Shares/ Principal Amount	Market Value (Note 1)

AGRICULTURAL CHEMICALS — 1.8%
Intrepid Potash, Inc.†	1,244	$59,078
Monsanto Co.	6,700	763,934

		823,012

APPLICATIONS SOFTWARE — 4.0%
Citrix Systems, Inc.†	14,784	484,176
Intuit, Inc.†	16,340	440,690
Microsoft Corp.	13,710	391,009
Salesforce.com, Inc.†	8,240	549,855

		1,865,730

CELLULAR TELECOM — 3.5%
America Movil SAB de CV, Series L ADR	7,090	410,936
Leap Wireless International, Inc.†	4,510	241,150
Millicom International Cellular SA	4,160	449,322
Mobile Telesystems ADR	6,950	539,181

		1,640,589

CHEMICALS-DIVERSIFIED — 1.1%
Wacker Chemie AG	1,980	491,576

COMMERCIAL SERVICES — 0.6%
Alliance Data Systems Corp.†	4,480	257,197

COMMERCIAL SERVICES-FINANCE — 1.4%
Net 1 UEPS Technologies, Inc.†	9,420	220,805
Total Systems Services, Inc.	18,060	429,828

		650,633

COMPUTER AIDED DESIGN — 1.5%
Ansys, Inc.†	6,830	274,771
Autodesk, Inc.†	11,030	419,140

		693,911

COMPUTER SERVICES — 2.8%
Affiliated Computer Services, Inc., Class A†	11,030	584,259
Cognizant Technology Solutions Corp., Class A†	21,580	695,955

		1,280,214

COMPUTER SOFTWARE — 0.4%
Omniture, Inc.†	8,540	194,883

COMPUTERS — 11.3%
Apple, Inc.†	7,130	1,240,263
Hewlett-Packard Co.	19,560	906,606
International Business Machines Corp.	4,940	596,258
Research In Motion Ltd.†	20,800	2,529,904

		5,273,031

COMPUTERS-MEMORY DEVICES — 0.3%
Xyratex, Ltd.†	7,110	139,854

CONSULTING SERVICES — 2.1%
Accenture Ltd., Class A	12,750	478,762
FTI Consulting, Inc.†	5,140	328,960
Huron Consulting Group, Inc.†	3,830	160,324

		968,046

DATA PROCESSING/MANAGEMENT — 1.1%
Fiserv, Inc.†	9,820	496,401

E-COMMERCE/PRODUCTS — 1.0%
Amazon.com, Inc.†	5,805	456,447

E-COMMERCE/SERVICES — 3.8%
Ctrip.com International, Ltd. ADR	4,704	291,930
eBay, Inc.†	26,080	816,043
priceline.com, Inc.†	5,000	638,200

		1,746,173

EDUCATIONAL SOFTWARE — 0.5%
Blackboard, Inc.†	6,610	228,309

ELECTRONIC COMPONENTS-MISC. — 1.5%
AU Optronics Corp. ADR	12,753	248,939
LG.Philips LCD Co., Ltd. ADR	9,480	206,380
Tyco Electronics, Ltd.	6,350	237,553

		692,872

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 4.1%
Mellanox Technologies, Ltd. (Tel Aviv)†	14,630	219,011
Mellanox Technologies, Ltd.†	13,120	196,406
Microchip Technology, Inc.	14,100	518,175
NVIDIA Corp.†	40,579	833,899
Silicon Laboratories, Inc.†	4,130	139,470

		1,906,961

ELECTRONIC CONNECTORS — 0.5%
Amphenol Corp., Class A	5,010	231,362

ELECTRONIC DESIGN AUTOMATION — 0.3%
Cogo Group, Inc.	11,540	150,251

ELECTRONIC FORMS — 2.1%
Adobe Systems, Inc.†	26,650	993,778

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.8%
Agilent Technologies, Inc.†	11,690	353,155

ELECTRONICS-MILITARY — 0.7%
L-3 Communications Holdings, Inc.	3,080	343,266

ENERGY-ALTERNATE SOURCES — 3.5%
First Solar, Inc.†	2,620	765,014
Sunpower Corp., Class A†	6,820	595,182
Trina Solar, Ltd. ADR†	6,580	277,544

		1,637,740

ENGINEERING/R&D SERVICES — 1.4%
ABB, Ltd. ADR†	8,360	256,401
McDermott International, Inc.†	7,780	416,853

		673,254

ENTERPRISE SOFTWARE/SERVICE — 2.9%
BMC Software, Inc.†	14,220	494,287
Concur Technologies, Inc.†	7,022	232,709
Oracle Corp.†	30,150	628,628

		1,355,624

ENTERTAINMENT SOFTWARE — 1.7%
Electronic Arts, Inc.†	8,220	423,083
UbiSoft Entertainment†	3,530	356,070

		779,153

INTERNET APPLICATION SOFTWARE — 1.1%
Vocus, Inc.†	19,087	530,428

INTERNET CONTENT-INFORMATION/NEWS — 1.1%
Baidu.com ADR†	1,370	500,872

INTERNET SECURITY — 2.4%
McAfee, Inc.†	17,800	591,850
VeriSign, Inc.†	14,040	506,142

		1,097,992

MEDICAL INSTRUMENTS — 0.8%
Intuitive Surgical, Inc.†	1,180	341,327
TranS1, Inc.†	3,371	43,991

		385,318

MEDICAL LABS & TESTING SERVICES — 0.3%
Laboratory Corp. of America Holdings†	1,840	139,141

MEDICAL PRODUCTS — 0.3%
Varian Medical Systems, Inc.†	3,450	161,736

MEDICAL-BIOMEDICAL/GENE — 0.2%
Charles River Laboratories International, Inc.†	1,930	112,036

NETWORKING PRODUCTS — 1.4%
Atheros Communications, Inc.†	13,843	368,501
Juniper Networks, Inc.†	9,600	265,152

		633,653

OIL FIELD MACHINERY & EQUIPMENT — 1.4%
FMC Technologies, Inc.†	5,190	348,768
National-Oilwell Varco, Inc.†	4,750	325,137

		673,905

PATIENT MONITORING EQUIPMENT — 0.2%
Masimo Corp.†	3,620	105,523

PRINTING-COMMERCIAL — 0.6%
VistaPrint, Ltd.†	7,950	270,538

RESEARCH & DEVELOPMENT — 0.3%
Pharmaceutical Product Development, Inc.	3,910	161,952

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 4.4%
Analog Devices, Inc.	10,550	339,816
Cypress Semiconductor Corp.†	11,300	317,756
Hitte Microwave Corp.†	11,270	447,419
Marvell Technology Group, Ltd.†	36,470	472,286
Maxim Integrated Products, Inc.	22,190	466,656

		2,043,933

SEMICONDUCTOR EQUIPMENT — 5.4%
ASML Holding NV	22,070	625,905
ATMI, Inc.†	6,280	184,883
FormFactor, Inc.†	11,190	215,631
Lam Research Corp.†	17,620	719,601
Novellus Systems, Inc.†	6,460	141,216
Tessera Technologies, Inc.†	19,566	396,016
Varian Semiconductor Equipment Associates, Inc.†	6,662	244,029

		2,527,281

TELECOM SERVICES — 2.5%
Amdocs, Ltd.†	12,530	393,191
Fairpoint Communications, Inc.	64,500	594,045
Knology, Inc.†	12,122	155,404

		1,142,640

TELECOMMUNICATION EQUIPMENT — 1.3%
Harris Corp.	11,400	615,942

TOYS — 3.7%
Nintendo Co., Ltd.	3,100	1,702,265

TRANSACTIONAL SOFTWARE — 0.5%
Synchronoss Technologies, Inc.†	11,310	236,040

WEB HOSTING/DESIGN — 1.1%
Equinix, Inc.†	5,560	502,735

WEB PORTALS/ISP — 0.9%
Google, Inc., Class A†	760	436,460

WIRELESS EQUIPMENT — 12.5%
American Tower Corp., Class A†	22,360	970,871
Crown Castle International Corp.†	18,940	735,819
Nokia Oyj ADR	36,450	1,096,052
QUALCOMM, Inc.	53,790	2,323,190
SBA Communcations Corp., Class A†	20,420	660,383

		5,786,315

X-RAY EQUIPMENT — 1.1%
Hologic, Inc.†	16,830	491,268

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $44,911,947)		46,581,395

Repurchase Agreement — 1.0%

Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $454,006 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 6.00% due 06/06/17 and having an approximate value of $466,944 (cost $454,000)	$454,000	454,000

TOTAL INVESTMENTS (cost $45,365,947) (1)	101.2%	47,035,395
Liabilities in excess of other assets	(1.2)	(563,482)

NET ASSETS	100.0%	$46,471,913

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL & MID CAP VALUE PORTFOLIO
Portfolio of Investments — April 30,2008
(unaudited)

Common Stock — 96.7%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE-EQUIPMENT — 0.9%
Goodrich Corp.	53,200	$3,625,580

AIRLINES — 1.6%
Alaska Air Group, Inc.†	132,200	2,839,656
Continental Airlines, Inc., Class B†	101,100	1,817,778
Skywest, Inc.	105,700	2,011,471

		6,668,905

APPAREL MANUFACTURER — 0.5%
Jones Apparel Group, Inc.	132,700	2,100,641

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 3.1%
ArvinMeritor, Inc.	319,600	4,774,824
Autoliv, Inc.	31,000	1,898,440
TRW Automotive Holdings Corp.†	236,100	6,034,716

		12,707,980

BANKS-COMMERCIAL — 5.8%
Central Pacific Financial Corp.	221,900	4,074,084
Susquehanna Bancshares, Inc.	196,100	3,900,429
The South Financial Group, Inc.	300,800	1,816,832
Trustmark Corp.	216,300	4,711,014
UnionBanCal Corp.	49,500	2,599,245
Webster Financial Corp.	161,600	4,209,680
Whitney Holding Corp.	109,200	2,556,372

		23,867,656

BATTERIES/BATTERY SYSTEMS — 0.5%
EnerSys†	82,200	1,923,480

BREWERY — 1.7%
Molson Coors Brewing Co., Class B	124,000	6,800,160

BUILDING PRODUCTS-DOORS & WINDOWS — 0.4%
Quanex Building Products†	105,800	1,798,600

BUILDING-MOBILEHOME/MANUFACTURED HOUSING — 1.0%
Thor Industries, Inc.	137,000	4,153,840

BUILDING-RESIDENTIAL/COMMERCIAL — 0.2%
KB HOME	43,000	967,500

CHEMICALS-DIVERSIFIED — 1.9%
Rockwood Holdings, Inc.†	202,800	7,485,348
Westlake Chemical Corp.	16,725	279,475

		7,764,823

CHEMICALS-SPECIALTY — 3.8%
Ashland, Inc.	118,400	6,277,568
Cytec Industries, Inc.	101,100	5,965,911
Lubrizol Corp.	19,500	1,137,240
Methanex Corp.	94,800	2,224,008

		15,604,727

COMPUTERS-PERIPHERY EQUIPMENT — 0.5%
Lexmark International, Inc., Class A†	59,200	1,858,288

CONTAINERS-METAL/GLASS — 0.7%
Silgan Holdings, Inc.	57,100	3,042,288

CONTAINERS-PAPER/PLASTIC — 0.6%
Sonoco Products Co.	68,500	2,257,075

DISTRIBUTION/WHOLESALE — 2.4%
Ingram Micro, Inc., Class A†	123,700	2,104,137
Tech Data Corp.†	99,200	3,334,112
United Stationers, Inc.†	97,100	4,281,139

		9,719,388

DIVERSIFIED MANUFACTURING OPERATIONS — 2.9%
Acuity Brands, Inc.	64,500	3,085,680
Cooper Industries, Ltd., Class A	86,600	3,670,974
SPX Corp.	42,400	5,215,200

		11,971,854

ELECTRIC-INTEGRATED — 3.8%
Allegheny Energy, Inc.	36,600	1,969,080
Constellation Energy Group, Inc.	35,875	3,036,819
Northeast Utilities	176,800	4,653,376
Puget Energy, Inc.	71,600	1,948,236
Wisconsin Energy Corp.	84,600	4,015,116

		15,622,627

ELECTRONIC COMPONENTS-MISC. — 1.0%
Sanmina-SCI Corp.†	329,400	510,570
Vishay Intertechnology, Inc.†	385,800	3,645,810

		4,156,380

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.5%
Amkor Technology, Inc.†	257,900	2,462,945
Spansion, Inc. Class A†	196,000	646,800
Zoran Corp.†	221,800	2,918,888

		6,028,633

ELECTRONIC PARTS DISTRIBUTION — 0.9%
Arrow Electronics, Inc.†	138,100	3,757,701

ENGINES-INTERNAL COMBUSTION — 0.7%
Briggs & Stratton Corp.	178,825	2,721,716

FOOD-CANNED — 0.9%
Del Monte Foods Co.	411,900	3,715,338

FOOD-MEAT PRODUCTS — 1.2%
Smithfield Foods, Inc.†	73,200	2,099,376
Tyson Foods, Inc., Class A	156,300	2,782,140

		4,881,516

FOOD-MISC. — 0.3%
Corn Products International, Inc.	29,400	1,363,572

FOOD-RETAIL — 1.9%
Ruddick Corp.	204,400	7,910,280

FOOD-WHOLESALE/DISTRIBUTION — 3.0%
Performance Food Group Co.†	209,400	7,006,524
SUPERVALU, Inc.	161,300	5,339,030

		12,345,554

GAS-DISTRIBUTION — 1.1%
Atmos Energy Corp.	157,100	4,348,528

HOME FURNISHINGS — 0.4%
Furniture Brands International, Inc.	129,900	1,760,145

HUMAN RESOURCES — 0.9%
Kelly Services, Inc., Class A	160,600	3,573,350

IDENTIFICATION SYSTEMS — 0.7%
Checkpoint Systems, Inc.†	109,000	2,826,370

INDEPENDENT POWER PRODUCER — 1.5%
Reliant Energy, Inc.†	241,800	6,223,932

INSTRUMENTS-SCIENTIFIC — 1.5%
PerkinElmer, Inc.	232,400	6,172,544

INSURANCE-LIFE/HEALTH — 1.2%
StanCorp Financial Group, Inc.	95,600	4,898,544

INSURANCE-MULTI-LINE — 0.9%
Old Republic International Corp.	244,100	3,502,835

INSURANCE-PROPERTY/CASUALTY — 2.7%
Arch Capital Group, Ltd.†	110,000	7,771,500
Fidelity National Financial, Inc., Class A	196,300	3,138,837

		10,910,337

INSURANCE-REINSURANCE — 3.3%
Aspen Insurance Holdings, Ltd.	217,000	5,639,830
PartnerRe, Ltd.	13,200	976,536
Platinum Underwriters Holdings, Ltd.	162,900	5,843,223
RenaissanceRe Holdings, Ltd.	24,800	1,275,712

		13,735,301

LEISURE PRODUCTS — 1.0%
Brunswick Corp.	256,800	4,283,424

MACHINE TOOLS & RELATED PRODUCTS — 1.2%
Kennametal, Inc.	138,600	4,819,122

MACHINERY-CONSTRUCTION & MINING — 1.0%
Terex Corp.†	58,900	4,104,152

MACHINERY-ELECTRICAL — 1.1%
Regal-Beloit Corp.	123,500	4,580,615

MACHINERY-FARMING — 1.0%
AGCO Corp.†	67,200	4,040,736

MEDICAL-HMO — 1.7%
AMERIGROUP Corp.†	111,500	2,897,885
Molina Healthcare, Inc.†	157,700	3,915,691

		6,813,576

MEDICAL-HOSPITALS — 1.5%
LifePoint Hospitals, Inc.†	116,396	3,505,848
Universal Health Services, Inc., Class B	40,900	2,561,976

		6,067,824

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.4%
Apria Healthcare Group, Inc.†	99,300	1,749,666

METAL PROCESSORS & FABRICATION — 2.4%
Commercial Metals Co.	155,100	4,829,814
Mueller Industries, Inc.	150,000	4,855,500

		9,685,314

METAL-IRON — 0.8%
Cleveland-Cliffs, Inc.	19,365	3,106,146

MISCELLANEOUS MANUFACTURING — 0.8%
AptarGroup, Inc.	74,200	3,275,930

NON-HAZARDOUS WASTE DISPOSAL — 0.3%
Allied Waste Industries, Inc.†	108,300	1,338,588

OFFICE AUTOMATION & EQUIPMENT — 1.0%
IKON Office Solutions, Inc.	372,800	4,082,160

OIL & GAS DRILLING — 0.9%
Helmerich & Payne, Inc.	42,500	2,284,375
Rowan Cos., Inc.	41,100	1,602,489

		3,886,864

OIL COMPANIES-INTEGRATED — 0.8%
Hess Corp.	29,100	3,090,420

OIL-FIELD SERVICES — 1.9%
Exterran Holdings, Inc.†	24,000	1,602,960
Oil States International, Inc.†	122,600	6,137,356

		7,740,316

PHARMACY SERVICES — 0.3%
Omnicare, Inc.	65,800	1,339,030

REAL ESTATE INVESTMENT TRUSTS — 3.0%
Ashford Hospitality Trust, Inc.	171,000	990,090
Digital Realty Trust, Inc.	84,800	3,286,000
Mid-America Apartment Communities, Inc.	46,500	2,441,250
Strategic Hotels & Resorts, Inc.	66,000	951,060
Sunstone Hotel Investors, Inc.	19,700	367,996
Tanger Factory Outlet Centers, Inc.	52,600	2,121,884
Taubman Centers, Inc.	36,600	2,074,122

		12,232,402

RENTAL AUTO/EQUIPMENT — 0.9%
Avis Budget Group, Inc.†	281,100	3,733,008

RETAIL-APPAREL/SHOE — 0.5%
Men’s Wearhouse, Inc.	83,800	2,231,594

RETAIL-AUTOMOBILE — 0.7%
AutoNation, Inc.†	184,392	2,952,116

RETAIL-COMPUTER EQUIPMENT — 0.4%
Insight Enterprises, Inc.†	147,100	1,774,026

RETAIL-DISCOUNT — 0.8%
Big Lots, Inc.†	120,200	3,249,006

RETAIL-OFFICE SUPPLIES — 0.2%
Office Depot, Inc.†	53,400	677,112

RETAIL-REGIONAL DEPARTMENT STORES — 0.3%
Dillard’s, Inc., Class A	58,000	1,183,200

RETAIL-RESTAURANTS — 0.4%
Papa John’s International, Inc.†	58,200	1,571,400

SAVINGS & LOANS/THRIFTS — 2.7%
Astoria Financial Corp.	151,800	3,597,660
First Niagara Financial Group, Inc.	144,400	2,083,692
Provident Financial Services, Inc.	348,700	5,380,441

		11,061,793

SEMICONDUCTOR EQUIPMENT — 0.4%
Teradyne, Inc.†	115,000	1,528,350

STEEL-PRODUCERS — 1.2%
Reliance Steel & Aluminum Co.	50,500	3,069,390
Steel Dynamics, Inc.	58,600	2,042,210

		5,111,600

TELECOMMUNICATION EQUIPMENT — 1.2%
CommScope, Inc.†	107,500	5,111,625

TOBACCO — 1.4%
Universal Corp.	87,800	5,635,882

TRANSPORT-EQUIPMENT & LEASNG — 1.5%
GATX Corp.	143,200	6,300,800

TRANSPORT-SERVICES — 1.6%
Ryder System, Inc.	96,200	6,586,814

TRANSPORT-TRUCK — 3.5%
Arkansas Best Corp.	140,300	5,539,044
Con-way, Inc.	90,650	4,192,562
Werner Enterprises, Inc.	237,800	4,625,210

		14,356,816

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $394,456,673)		396,589,415

Repurchase Agreement — 3.1%

Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $12,839,178 and collateralized by $12,340,000 of Federal Home Loan Bank Bonds, bearing interest at 5.25% due 12/09/22 and having an approximate value of $13,095,825 (cost $12,839,000)	$12,839,000	$12,839,000

TOTAL INVESTMENTS (cost $407,295,673) (1)	99.8%	409,428,415
Other assets less liabilities	0.2	695,387

NET ASSETS	100.0%	$410,123,802

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
INTERNATIONAL GROWTH AND INCOME PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 97.8%	Shares/ Principal Amount	Market Value (Note 1)

AUSTRALIA — 1.8%
Babcock & Brown, Ltd.	414,804	5,753,105
BHP Billiton, Ltd.	104,189	4,155,241

		9,908,346

AUSTRIA — 0.9%
Voestalpine AG†	68,340	5,255,445

BELGIUM — 2.2%
Bekaert NV†	18,751	2,841,211
KBC Groep NV	51,930	7,065,847
UCB SA	54,830	2,380,935

		12,287,993

BERMUDA — 1.1%
Great Eagle Holdings, Ltd.	807,000	2,324,753
Guoco Group, Ltd.	374,000	4,009,637

		6,334,390

BRAZIL — 1.5%
Petroleo Brasileiro SA ADR	26,914	3,267,898
Unibanco — Uniao de Bancos Brasileiros SA GDR	34,100	4,958,481

		8,226,379

CANADA — 2.8%
BCE, Inc.	168,700	6,164,393
ING Canada, Inc.†	127,200	4,938,457
Onex Corp.	152,540	4,783,252

		15,886,102

CAYMAN ISLANDS — 1.1%
ACE, Ltd.	46,700	2,815,543
Herbalife, Ltd.	76,900	3,366,682

		6,182,225

CHINA — 1.1%
China Petroleum & Chemical Corp.	3,706,000	3,932,764
Dongfeng Motor Group Co., Ltd.†	3,936,000	2,141,450

		6,074,214

FINLAND — 1.6%
Nokia Oyj	294,618	9,071,822

FRANCE — 8.4%
AXA SA	278,316	10,388,558
BNP Paribas SA	60,129	6,501,777
Renault SA	28,042	2,892,079
Societe Generale	29,111	3,416,428
Suez SA	41,805	2,970,079
Total SA	161,947	13,639,931
Vivendi Universal SA	175,942	7,162,075

		46,970,927

GERMANY — 9.6%
Allianz SE†	35,024	7,160,333
BASF AG	53,380	7,639,050
Bayerische Motoren Werke AG	63,212	3,479,261
Commerzbank AG	210,400	7,654,732
DaimlerChrysler AG	80,882	6,305,823
E.ON AG	41,631	8,496,773
Praktiker Bau- und Heimwerkermaerkte AG†	123,665	2,689,839
Salzgitter AG	18,653	3,848,093
Tognum AG†	96,680	2,792,780
Wincor Nixdorf AG†	45,006	3,453,297

		53,519,981

IRELAND — 1.1%
Allied Irish Banks PLC	292,992	6,176,150

ITALY — 3.7%
Enel SpA	1,001,726	10,933,380
UniCredito Italiano SpA	1,287,683	9,811,991

		20,745,371

JAPAN — 20.0%
Astellas Pharma, Inc.	138,200	5,648,411
Central Japan Railway Co.†	240	2,354,186
Chiyoda Corp.†	277,000	2,083,127
Daito Trust Construction Co., Ltd.†	98,500	4,584,700
Denso Corp.†	99,400	3,450,825
Glory, Ltd.†	304,500	6,852,238
Japan Tobacco, Inc.	1,603	7,800,337
JFE Holdings, Inc.	89,100	4,884,070
Marubeni Corp.	657,000	5,237,804
Matsushita Electric Industrial Co., Ltd.	354,000	8,323,604
Mitsubishi Corp.	308,400	9,905,813
Mitsubishi Electric Corp.	632,000	6,454,623
Nippon Telegraph and Telephone Corp.	1,297	5,587,883
NSK, Ltd.†	357,000	2,973,140
Ono Pharmaceutical Co., Ltd.	112,900	5,971,534
Onward Kashiyama Co., Ltd.†	299,000	3,392,989
ORIX Corp.†	25,090	4,526,503
Suzuken Co., Ltd.†	171,600	6,485,436
Suzuki Motor Corp.	115,200	2,913,651
Tokyo Gas Co., Ltd.†	1,540,000	5,894,312
Toyo Suisan Kaisha, Ltd.†	353,000	6,259,864

		111,585,050

NETHERLANDS — 2.1%
Akzo Nobel NV	57,252	4,871,198
ING Groep NV	173,820	6,652,293

		11,523,491

NORWAY — 3.3%
DnB NOR ASA	486,600	7,295,581
Orkla ASA	334,500	4,443,305
StatoilHydro ASA†	176,677	6,405,303

		18,144,189

PORTUGAL — 0.2%
Jeronimo Martins SGPS SA†	105,387	835,948

RUSSIA — 0.9%
LUKOIL	41,600	3,727,360
LUKOIL ADR	13,100	1,182,930

		4,910,290

SINGAPORE — 2.8%
ComfortDelGro Corp., Ltd.	3,469,000	4,476,789
DBS Group Holdings, Ltd.†	292,000	4,276,480
Singapore Airlines, Ltd.	582,200	6,869,363

		15,622,632

SOUTH KOREA — 2.6%
Daegu Bank†	244,880	3,883,301
LG Chemical Co., Ltd.†	32,200	3,211,489
Samsung Electronics Co., Ltd.	5,004	3,548,441
Shinhan Financial Group Co., Ltd.†	68,550	3,958,555

		14,601,786

SPAIN — 3.0%
Banco Santander Central Hispano SA†	766,896	16,584,966

SWEDEN — 1.5%
Investor AB, Class B	243,400	5,793,399
Telefonaktiebolaget LM Ericsson, Class B	1,051,200	2,682,914

		8,476,313

SWITZERLAND — 5.0%
Credit Suisse Group	95,323	5,308,244
Nestle SA	21,419	10,273,844
Roche Holding AG	25,348	4,227,317
Zurich Financial Services AG	26,707	8,177,190

		27,986,595

TAIWAN — 1.5%
Acer, Inc.†	1,369,000	2,967,534
Compal Electronics, Inc.†	2,624,095	2,934,574
Greatek Electronics, Inc.†	2,006,760	2,636,354

		8,538,462

UNITED KINGDOM — 18.0%
3i Group PLC	228,864	3,911,159
Anglo American PLC	119,510	7,767,858
BAE Systems PLC	432,606	4,014,754
Barclays PLC	732,144	6,645,373
Barratt Developments PLC	287,061	1,576,735
BP PLC	1,496,589	18,181,339
Britvic PLC	622,409	4,114,808
Cookson Group PLC	196,694	2,776,717
GKN PLC†	639,298	3,622,683
HBOS PLC	217,632	2,035,938
HSBC Holdings PLC	380,339	6,651,028
Lloyds TSB Group PLC	628,886	5,408,043
Royal Dutch Shell PLC, Class B	168,006	6,731,036
SABMiller PLC	251,149	5,832,522
Vodafone Group PLC	3,578,109	11,404,314
William Morrison Supermarkets PLC	585,020	3,332,556
Xstrata PLC	86,805	6,810,577

		100,817,440

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $527,335,646)		546,266,507

Short-Term Investment Securities — 0.9%

COMMERCIAL PAPER — 0.9%
Victory Receivables 2.96% due 05/13/08
TOTAL COMMERCIAL PAPER (cost $4,995,084)	$5,000,000	4,995,084

Repurchase Agreement — 0.4%

Agreement with Goldman Sachs, bearing interest at 1.95%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $2,276,122 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.38% due 05/28/10 and having an approximate value of $2,400,694 (cost $2,276,000)	2,276,000	2,276,000

TOTAL INVESTMENTS — (cost $534,606,730)(1)	99.1%	553,537,591
Other assets less liabilities	0.9	5,263,795

NET ASSETS —	100.0%	$558,801,386

† Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt
Open Forward Foreign Currency Contracts

					Gross
Contract to		In Exchange		Delivery	Unrealized
Deliver		For		Date	Appreciation

* CHF	4,363,300	USD	4,217,032	7/18/2008	$3,382
* USD	33,376,400	AUD	33,586,934	7/16/2008	1,317,486
USD	21,789,281	CAD	22,110,400	7/16/2008	151,418
* USD	23,504,112	GBP	11,910,500	7/18/2008	97,598
USD	4,875,786	SEK	29,296,600	6/18/2008	4,866

					$1,574,750

					Gross
Contract to		In Exchange		Delivery	Unrealized
Deliver		For		Date	Depreciation

* AUD	15,761,200	USD	14,398,458	7/16/2008	$(320,336)
* EUR	14,659,500	USD	22,376,007	7/18/2008	(463,828)
* GBP	6,045,400	USD	11,947,905	7/18/2008	(31,590)
* JPY	2,888,866,500	USD	27,775,328	5/21/2008	(42,631)
* NOK	90,841,600	USD	17,437,275	6/18/2008	(327,123)
* USD	5,826,138	CHF	5,939,200	7/18/2008	(90,636)
* USD	22,533,559	EUR	14,462,400	7/18/2008	(809)
* USD	9,877,914	JPY	990,264,200	5/21/2008	(342,295)
* USD	3,592,711	NOK	18,313,700	6/18/2008	(11,402)

Net Unrealized Appreciation (Depreciation)					$(1,630,650)

					$(55,900)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro Dollar
GBP — British Pound
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
USD — United States Dollar

Industry Allocation*
Banks-Commercial	17.6%
Oil Companies-Integrated	10.2
Insurance-Multi-line	6.3
Electric-Integrated	4.0
Diversified Minerals	3.4
Medical-Drugs	3.3
Auto-Cars/Light Trucks	3.2
Import/Export	2.7
Food-Misc.	2.6
Steel-Producers	2.5
Chemicals-Diversified	2.2
Wireless Equipment	2.1
Cellular Telecom	2.0
Finance-Investment Banker/Broker	2.0
Audio/Video Products	1.5
Diversified Financial Services	1.4
Tobacco	1.4
Multimedia	1.3
Auto/Truck Parts & Equipment-Original	1.3
Airlines	1.2
Miscellaneous Manufacturing	1.2
Medical-Wholesale Drug Distribution	1.2
Electric Products-Misc.	1.2
Computers	1.1
Fisheries	1.1
Telecom Services	1.1
Gas-Distribution	1.1
Brewery	1.1
Investment Companies	1.0
Telephone-Integrated	1.0
Commercial Paper	0.9
Insurance-Property/Casualty	0.9
Investment Management/Advisor Services	0.9
Real Estate Management/Services	0.8
Finance-Leasing Companies	0.8
Transport-Services	0.8
Food-Retail	0.8
Beverages-Non-alcoholic	0.7
Aerospace/Defense	0.7
Venture Capital	0.7
Electronic Components-Semiconductors	0.6
Apparel Manufacturers	0.6
Vitamins & Nutrition Products	0.6
Petrochemicals	0.6
Metal Processors & Fabrication	0.5
Computer Software	0.5
Wire & Cable Products	0.5
Engines-Internal Combustion	0.5
Diversified Manufacturing Operations	0.5
Retail-Building Products	0.5
Semiconductor Components-Integrated Circuits	0.5
Transport-Rail	0.4
Real Estate Operations & Development	0.4
Repurchase Agreements	0.4
Engineering/R&D Services	0.4
Building-Residential/Commercial	0.3

99.1%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GLOBAL EQUITIES PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 98.7%	Shares	Market Value (Note 1)

AUSTRALIA — 1.2%
BHP Billiton, Ltd.	43,214	$1,723,450
Macquarie Group, Ltd.	13,789	825,090

		2,548,540

AUSTRIA — 0.4%
OMV AG	9,876	747,142

BERMUDA — 2.4%
Accenture Ltd., Class A	15,423	579,134
Aquarius Platinum, Ltd.	38,365	604,528
Arch Capital Group, Ltd.†	11,520	813,888
Bunge, Ltd.	5,619	641,072
Covidien, Ltd.	18,010	840,887
PartnerRe, Ltd.	5,229	386,841
Tyco Electronics, Ltd.	15,050	563,021
Weatherford International, Ltd.†	7,593	612,527

		5,041,898

BRAZIL — 0.7%
Cia Vale do Rio Doce ADR	20,053	783,671
Petroleo Brasileiro SA ADR	6,326	768,103

		1,551,774

CANADA — 2.7%
Barrick Gold Corp.	9,769	375,492
CGI Group, Inc. Class A†	69,066	804,433
EnCana Corp.	10,200	822,907
Husky Energy, Inc.	18,580	839,061
Potash Corp. of Saskatchewan	3,999	736,148
Research In Motion Ltd.†	6,471	787,068
Talisman Energy, Inc.	27,221	550,582
Toronto-Dominion Bank	11,470	752,936

		5,668,627

CAYMAN ISLANDS — 0.8%
ACE, Ltd.	12,789	771,049
Fresh Del Monte Produce, Inc.†	8,255	261,601
Transocean, Inc.†	4,400	648,824

		1,681,474

CHINA — 0.7%
COSCO Holdings	267,000	798,278
Industrial & Commercial Bank of China	813,000	643,669

		1,441,947

DENMARK — 1.1%
Carlsberg A/S	4,219	563,234
Danske Bank A/S	11,944	414,249
Novo-Nordisk A/S	11,664	802,975
Vestas Wind Systems A/S†	4,140	453,931

		2,234,389

EGYPT — 0.3%
Orascom Construction Industries GDR	3,555	574,132

FINLAND — 1.4%
Fortum Oyj	14,490	616,995
Nokia Oyj	45,740	1,408,418
Outokumpu Oyj	9,380	448,912
Wartsila Oyj, Class B	7,975	547,913

		3,022,238

FRANCE — 5.3%
Alstom	3,405	792,194
AXA SA	24,196	903,152
BNP Paribas SA	9,085	982,365
Bouygues SA	10,045	753,183
Gaz de France SA	11,380	752,353
Groupe Danone	6,431	570,770
Ipsen SA†	10,951	671,324
Lafarge SA	4,200	760,017
Pernod Ricard SA	5,627	650,185
Sanofi-Aventis	8,580	671,872
Societe Generale	6,869	806,137
Suez SA	11,703	831,452
Total SA	15,538	1,308,683
Vivendi Universal SA	19,997	814,018

		11,267,705

GERMANY — 3.4%
Allianz SE†	3,820	780,964
BASF AG	4,216	603,339
Bayer AG	7,322	626,525
E.ON AG	5,175	1,056,203
Linde AG	4,887	718,059
MAN AG	3,620	507,251
Muenchener Rueckversicherungs-Gesellschaft AG	3,273	635,047
Salzgitter AG	3,861	796,520
Siemens AG	6,392	754,249
ThyssenKrupp AG	9,400	590,481

		7,068,638

GREECE — 0.8%
Coca-Cola Hellenic Bottling Co. SA	14,650	661,095
Piraeus Bank SA†	27,940	952,812

		1,613,907

HONG KONG — 2.0%
Cheung Kong Holdings, Ltd.	49,000	763,311
China Mobile, Ltd.	52,000	894,119
Citic Pacific, Ltd.	121,000	568,268
Hang Lung Properties, Ltd.	185,000	753,707
Swire Pacific, Ltd., Class A†	60,000	701,385
Wharf Holdings, Ltd.	111,000	562,610

		4,243,400

INDIA — 0.7%
Reliance Capital, Ltd.†	11,785	437,396
Reliance Industries, Ltd. GDR*	5,664	741,984
UTI Bank, Ltd.†	17,140	388,955

		1,568,335

INDONESIA — 0.3%
Bank Rakyat Indonesia PT	84,500	54,519
Bumi Resources Tbk PT	752,000	542,269

		596,788

ISRAEL — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	15,750	736,785

ITALY — 1.9%
Eni SpA	19,110	738,225
Fiat SpA	22,630	508,480
Intesa Sanpaolo SpA	106,178	796,215
Parmalat SpA	167,276	573,972
Telecom Italia SpA (Milan)	249,660	410,493
UniCredito Italiano SpA	114,968	876,042

		3,903,427

JAPAN — 8.7%
Aisin Seiki Co., Ltd.†	23,000	802,904
Astellas Pharma, Inc.	17,500	715,247
Canon, Inc.	15,000	750,108
Daihatsu Motor Co., Ltd.	57,000	680,810
Honda Motor Co., Ltd.	27,700	879,069
ITOCHU Corp.†	66,000	688,657
Japan Tobacco, Inc.†	152	739,645
Kawasaki Kisen Kaisha, Ltd.†	56,000	568,697
Komatsu, Ltd.	28,100	851,229
Kubota Corp.†	66,000	462,067
Makita Corp.†	14,300	492,321
Marubeni Corp.	104,000	829,120
Matsushita Electric Industrial Co., Ltd.	22,000	517,286
Mitsubishi Corp.	32,500	1,043,901
Mitsui O.S.K. Lines, Ltd.†	60,000	825,696
Mizuho Financial Group, Inc.†	148	768,572
Nikon Corp.†	27,000	778,958
Nintendo Co., Ltd.	1,600	878,588
Nissan Motor Co., Ltd.	48,100	426,487
Sankyo Co., Ltd.	8,400	504,881
Shionogi & Co., Ltd.†	21,000	403,097
Sojitz Corp.	111,600	429,293
Sumitomo Mitsui Financial Group, Inc.	124	1,067,269
Suzuki Motor Corp.	30,700	776,468
Terumo Corp.	8,000	393,903
Toyota Motor Corp.	22,000	1,114,968

		18,389,241

LUXEMBOURG — 0.4%
ArcelorMittal	8,351	740,654

MEXICO — 0.3%
America Movil SAB de CV, Series L ADR	12,288	712,212

NETHERLANDS — 0.7%
ING Groep NV	23,789	910,433
Koninklijke KPN NV	33,456	615,647

		1,526,080

NORWAY — 1.2%
DnB NOR ASA	39,750	595,971
Norsk Hydro ASA	54,969	818,748
Telenor ASA	30,177	610,768
Yara International ASA	6,920	507,199

		2,532,686

RUSSIA — 0.5%
Mechel ADR	4,490	654,642
Mining & Metallurgical Co. Norilsk Nickel ADR	14,486	391,122

		1,045,764

SINGAPORE — 0.4%
CapitaLand, Ltd.	160,000	801,150

SOUTH KOREA — 0.4%
LG Electronics, Inc.†	4,744	740,474

SPAIN — 2.2%
Banco Bilbao Vizcaya Argentaria SA	36,688	846,122
Banco Santander Central Hispano SA†	48,472	1,048,260
Iberdrola SA	26,387	387,711
Industria de Diseno Textil SA	14,581	796,408
Telefonica SA	35,140	1,018,924
Union Fenosa SA	9,060	609,159

		4,706,584

SWEDEN — 0.4%
Nordea Bank AB	26,048	431,603
Telefonaktiebolaget LM Ericsson, Class B	176,641	450,830

		882,433

SWITZERLAND — 4.0%
ABB, Ltd.†	28,282	869,082
Compagnie Financiere Richemont SA	8,872	540,720
Credit Suisse Group	14,209	791,255
Nestle SA	3,631	1,741,646
Novartis AG	17,899	910,367
Roche Holding AG	6,313	1,052,827
Swatch Group AG, Class B	1,553	419,669
Swiss Reinsurance	7,490	624,558
UBS AG (Virt-X)†	15,410	520,533
Zurich Financial Services AG	2,862	876,292

		8,346,949

UNITED KINGDOM — 10.4%
Anglo American PLC	11,214	728,883
AstraZeneca PLC	10,517	444,985
Aviva PLC	41,710	522,057
BAE Systems PLC	76,040	705,681
Barclays PLC	67,884	616,155
BG Group PLC	30,189	738,905
BP PLC	92,606	1,125,026
Eurasian Natural Resources Corp.†	22,570	538,511
GlaxoSmithKline PLC	45,601	1,016,394
HSBC Holdings PLC	102,971	1,800,665
ICAP PLC	57,193	666,381
Man Group PLC, Class B	77,655	897,845
Prudential PLC	62,190	853,202
Rio Tinto PLC	10,364	1,218,065
Royal Bank of Scotland Group PLC	120,637	827,526
Royal Dutch Shell PLC, Class B	56,009	2,243,959
Standard Chartered PLC	25,130	896,390
Tesco PLC	118,272	1,008,838

Unilever PLC	23,009	778,645
Vedanta Resources PLC	15,947	711,832
Vodafone Group PLC	687,443	2,191,050
William Morrison Supermarkets PLC	108,360	617,271
Xstrata PLC	10,479	822,165

		21,970,431

UNITED STATES — 42.7%
Abercrombie & Fitch Co., Class A	9,700	720,807
American Electric Power Co., Inc.	15,179	677,439
Anadarko Petroleum Corp.	11,511	766,172
Apache Corp.	5,683	765,386
Apple, Inc.†	6,361	1,106,496
Applied Materials, Inc.	28,071	523,805
AT&T, Inc.	50,763	1,965,036
Bank of America Corp.	42,774	1,605,736
Baxter International, Inc.	10,750	669,940
BB&T Corp.	15,707	538,593
BE Aerospace, Inc.†	10,863	438,431
Becton Dickinson & Co.	7,110	635,634
Bucyrus International, Inc.	4,212	530,417
C.R. Bard, Inc.	4,990	469,908
Chesapeake Energy Corp.	15,038	777,465
Chevron Corp.	9,732	935,732
Chubb Corp.	16,226	859,491
Cimarex Energy Co.	12,854	800,804
Cisco Systems, Inc.†	49,604	1,271,847
Citigroup, Inc.	47,127	1,190,899
Comcast Corp., Class A	29,930	615,061
ConocoPhillips	9,725	837,809
Corning, Inc.	30,674	819,303
CSX Corp.	11,510	724,554
Cummins, Inc.	13,562	849,659
CVS Caremark Corp.	19,338	780,675
D.R. Horton, Inc.	31,012	480,376
Deere & Co.	8,520	716,276
Devon Energy Corp.	7,094	804,460
Duke Energy Corp.	41,335	756,844
El Paso Corp.	33,420	572,819
ENSCO International, Inc.	6,922	441,139
Exxon Mobil Corp.	42,663	3,970,645
Fossil, Inc.†	14,400	515,376
Freeport-McMoRan Copper & Gold, Inc.	6,901	784,989
GameStop Corp., Class A†	11,410	628,006
Gardner Denver, Inc.†	8,836	410,432
General Dynamics Corp.	8,770	792,983
General Electric Co.	52,531	1,717,764
General Mills, Inc.	8,879	536,292
Gilead Sciences, Inc.†	13,120	679,091
Goodrich Corp.	12,643	861,620
Google, Inc., Class A†	1,680	964,807
Helmerich & Payne, Inc.	9,800	526,750
Hess Corp.	8,138	864,256
Hewlett-Packard Co.	21,625	1,002,319
Home Depot, Inc.	27,295	786,096
Hudson City Bancorp, Inc.	26,730	511,345
Intel Corp.	34,670	771,754
International Business Machines Corp.	10,625	1,282,437
J.C. Penney Co., Inc.	11,009	467,883
Johnson & Johnson	22,188	1,488,593
L-3 Communications Holdings, Inc.	5,751	640,949
Lehman Brothers Holdings, Inc.	11,889	525,969
Lexmark International, Inc., Class A†	12,804	401,918
Lockheed Martin Corp.	7,121	755,111
M&T Bank Corp.	6,160	574,297
Marathon Oil Corp.	13,385	609,954
Mastercard, Inc., Class A	2,203	612,786
McDonald’s Corp.	11,161	664,972
Medco Health Solutions, Inc.†	12,568	622,619
Merck & Co., Inc.	18,053	686,736
MetLife, Inc.	13,860	843,381
Microsoft Corp.	70,704	2,016,478
Molson Coors Brewing Co., Class B	15,771	864,882
Monsanto Co.	5,649	644,099
Morgan Stanley	15,786	767,200
Murphy Oil Corp.	9,340	843,776
National-Oilwell Varco, Inc.†	8,896	608,931
New York Community Bancorp, Inc.	29,720	554,872
News Corp., Class B	40,294	745,439
NIKE, Inc., Class B	11,244	751,099
Noble Energy, Inc.	8,770	762,990
Northrop Grumman Corp.	7,100	522,347
NRG Energy, Inc.†	15,295	672,215
Nucor Corp.	6,067	458,059
Occidental Petroleum Corp.	9,471	788,082
Old Dominion Freight Lines, Inc.†	16,191	497,064
Oracle Corp.†	37,123	774,015
Parker Hannifin Corp.	10,263	819,501
PepsiCo, Inc.	12,940	886,778
Philip Morris International, Inc.†	20,829	1,062,904
PNC Financial Services Group, Inc.	10,480	726,788
PPL Corp.	11,070	531,581
Praxair, Inc.	7,890	720,436
priceline.com, Inc.†	6,734	859,528
Procter & Gamble Co.	26,079	1,748,597
Prudential Financial, Inc.	5,437	411,635
QUALCOMM, Inc.	19,293	833,265
Raytheon Co.	9,953	636,693
Safeway, Inc.	24,867	785,797
Schering-Plough Corp.	31,918	587,610
Southern Co.	19,863	739,499
SPX Corp.	4,826	593,598
State Street Corp.	9,635	695,069
Steel Dynamics, Inc.	17,928	624,791
TD Ameritrade Holding Corp.†	31,190	564,539
The Bank of New York Mellon Corp.	13,700	596,361
The Coca-Cola Co.	16,820	990,193
The Gap, Inc.	34,863	649,149
The Goldman Sachs Group, Inc.	4,755	909,964
The Mosaic Co.†	5,703	698,675
The Travelers Cos., Inc.	14,320	721,728
The Walt Disney Co.	26,151	848,077
Thermo Fisher Scientific, Inc.†	13,431	777,252
TJX Cos., Inc.	13,738	442,638
Union Pacific Corp.	5,637	818,436
US Bancorp	23,268	788,553

VF Corp.	6,481	$482,057
Wal-Mart Stores, Inc.	18,109	1,049,960
Wells Fargo & Co.	26,068	775,523
Western Digital Corp.†	20,820	603,572
Xilinx, Inc.	23,118	572,633

		89,976,071

TOTAL COMMON STOCK (cost $187,632,262)		207,881,875

Preferred Stock — 0.4%

GERMANY — 0.4%
Porsche Automobil Holding SE (cost $584,546)	3,970	734,329

Rights† — 0.0%

SWITZERLAND — 0.0%
UBS AG Expires 05/08/09 (cost $0)	15,410	26,026

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $188,216,808)		208,642,230

TOTAL INVESTMENTS (cost $188,216,808)(1)	99.1%	208,642,230
Other assets less liabilities	0.9	1,941,107

NET ASSETS —	100.0%	$210,583,337

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2008, the aggregate value of these securities was $741,984 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

Industry Allocation*
Banks-Commercial	7.9%
Oil Companies-Integrated	7.9
Medical-Drugs	3.8
Oil Companies-Exploration & Production	3.2
Finance-Investment Banker/Broker	3.2
Electric-Integrated	2.9
Insurance-Multi-line	2.7
Auto-Cars/Light Trucks	2.4
Diversified Manufacturing Operations	2.1
Computers	2.0
Metal-Diversified	1.9
Diversified Minerals	1.9
Medical Products	1.9
Telephone-Integrated	1.9
Banks-Super Regional	1.9
Steel-Producers	1.8
Cellular Telecom	1.8
Food-Misc.	1.7
Aerospace/Defense	1.6
Import/Export	1.4
Wireless Equipment	1.3
Agricultural Chemicals	1.2
Beverages-Non-alcoholic	1.2
Food-Retail	1.1
Multimedia	1.1
Insurance-Property/Casualty	1.1
Real Estate Operations & Development	1.1
Transport-Marine	1.0
Retail-Apparel/Shoe	1.0
Applications Software	1.0
Diversified Operations	0.9
Tobacco	0.9
Cosmetics & Toiletries	0.8
Machinery-General Industrial	0.8
Insurance-Reinsurance	0.8
Engineering/R&D Services	0.8
Transport-Rail	0.7
Retail-Discount	0.7
Brewery	0.7
Machinery-Construction & Mining	0.7
Electronic Components-Semiconductors	0.6
Building & Construction-Misc.	0.6
Aerospace/Defense-Equipment	0.6
Banks-Fiduciary	0.6
Networking Products	0.6
Insurance-Life/Health	0.6
Oil-Field Services	0.6
Chemicals-Diversified	0.6
Machinery-Farming	0.6
Savings & Loans/Thrifts	0.5
Oil & Gas Drilling	0.5
Web Portals/ISP	0.5
Retail-Jewelry	0.5
Finance-Other Services	0.4
Toys	0.4
E-Commerce/Services	0.4
Engines-Internal Combustion	0.4
Telecom Equipment-Fiber Optics	0.4
Metal Processors & Fabrication	0.4
Computer Services	0.4
Auto/Truck Parts & Equipment-Original	0.4
Retail-Building Products	0.4
Retail-Drug Store	0.4
Photo Equipment & Supplies	0.4
Instruments-Scientific	0.4
Enterprise Software/Service	0.4
Building Products-Cement	0.4
Gas-Distribution	0.4
Athletic Footwear	0.4
Office Automation & Equipment	0.4
Petrochemicals	0.4
Electric Products-Misc.	0.4
Medical-Generic Drugs	0.4
Industrial Gases	0.3
Medical-Biomedical/Gene	0.3
Independent Power Producers	0.3
Retail-Restaurants	0.3
Beverages-Wine/Spirits	0.3
Agricultural Operations	0.3
Electronics-Military	0.3
Retail-Computer Equipment	0.3
Pharmacy Services	0.3
Cable TV	0.3
Commercial Services-Finance	0.3
Telecom Services	0.3
Oil Field Machinery & Equipment	0.3
Platinum	0.3
Computers-Memory Devices	0.3
Consulting Services	0.3
Food-Dairy Products	0.3
Pipelines	0.3
Electronic Components-Misc.	0.3
Coal	0.3
Semiconductor Equipment	0.2
Audio/Video Products	0.2
Consumer Products-Misc.	0.2
Leisure Products	0.2
Transport-Truck	0.2
Tools-Hand Held	0.2
Apparel Manufacturers	0.2
Building-Residential/Commercial	0.2
Disposable Medical Products	0.2
Retail-Major Department Stores	0.2
Power Converter/Supply Equipment	0.2
Diversified Financial Services	0.2
Computers-Periphery Equipment	0.2
Non-Ferrous Metals	0.2
Food-Wholesale/Distribution	0.1

99.1%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 78.7%	Shares/ Principal Amount	Market Value (Note 1)

AUSTRALIA — 4.0%
AGL Energy, Ltd.	9,688	$114,258
Alumina, Ltd.	52,297	282,731
Amcor, Ltd.	40,608	258,617
AMP, Ltd.	27,087	200,108
Ansell, Ltd.	3,411	37,010
APA Group	1,730	5,337
Asciano Group	7,716	29,193
Australia and New Zealand Banking Group, Ltd.	30,249	625,025
BBI EPS, Ltd.	415	303
BHP Billiton, Ltd.	138,678	5,530,723
BlueScope Steel, Ltd.	36,706	382,685
Boral, Ltd.	26,902	157,876
Brambles, Ltd.	20,164	169,320
Caltex Australia, Ltd.	18,358	208,196
Coca-Cola Amatil, Ltd.	10,953	86,910
Commonwealth Bank of Australia	24,337	1,029,844
CSL, Ltd.	5,292	198,672
CSR, Ltd.	44,529	132,761
Fairfax Media, Ltd.	21,036	69,466
Foster’s Group, Ltd.	41,581	198,905
Insurance Australia Group, Ltd.	35,898	147,334
Leighton Holdings, Ltd.	4,415	196,156
Lend Lease Corp., Ltd.	8,631	100,978
Macquarie Group, Ltd.	4,347	260,111
Macquarie Infrastructure Group	47,453	126,705
National Australia Bank, Ltd.	32,344	921,906
Newcrest Mining, Ltd.	14,978	408,407
OneSteel, Ltd.	23,737	143,557
Orica, Ltd.	13,163	361,401
Origin Energy, Ltd.	131,532	1,731,202
PaperlinX, Ltd.	19,267	45,991
QBE Insurance Group, Ltd.	14,143	337,468
Rio Tinto, Ltd.	12,689	1,629,160
Santos, Ltd.	96,592	1,448,129
Sonic Healthcare, Ltd.	2,396	34,475
Stockland	775	5,287
Suncorp-Metway, Ltd.	11,162	143,753
TABCORP Holdings, Ltd.	8,263	89,032
Telstra Corp., Ltd.	43,967	189,162
Toll Holdings, Ltd.	7,921	59,265
Transurban Group	15,664	101,384
Wesfarmers, Ltd.	8,031	283,389
Wesfarmers, Ltd.	3,110	110,623
Westpac Banking Corp.	34,417	795,250
Woodside Petroleum, Ltd.	54,571	2,878,166
Woolworths, Ltd.	21,341	577,881

		22,844,112

AUSTRIA — 0.1%
Erste Bank der Oesterreichischen Sparkassen AG	4,310	321,014
Raiffeisen International Bank Holding AG	2,822	458,708

		779,722

BELGIUM — 0.5%
AGFA Gevaert NV	2,068	15,241
Bekaert NV†	183	27,729
Belgacom SA	3,728	172,624
Dexia SA	21,143	590,286
Fortis	16,779	458,493
InBev NV†	5,260	433,658
KBC Groep NV	2,728	371,185
Solvay SA	1,823	268,769
UCB SA	2,915	126,581
Umicore	3,880	207,865

		2,672,431

BERMUDA — 0.6%
Cheung Kong Infrastructure Holdings, Ltd.	14,000	60,630
China Water Affairs Group, Ltd.†	1,106,493	367,735
Chow Sang Sang Holdings	30,000	38,880
Cosco Pacific, Ltd.	178,000	336,670
Esprit Holdings, Ltd.	23,319	287,255
Frontline, Ltd.	1,900	105,845
Kerry Properties, Ltd.	9,170	62,128
Li & Fung, Ltd.	125,831	522,335
NWS Holdings, Ltd.	95,685	262,137
Rexcapital Financial Holdings, Ltd.†	470,861	54,982
SeaDrill, Ltd.	26,600	810,171
Shangri-La Asia, Ltd.	24,265	66,943
Ship Finance International, Ltd. (New York)	148	4,487
Ship Finance International, Ltd. (Oslo)	874	24,903
Sinofert Holdings	478,000	364,949
Yue Yuen Industrial Holdings, Ltd.	14,500	44,097

		3,414,147

BRAZIL — 0.7%
All America Latina Logistica	45,200	590,085
Banco Do Brasil SA	36,200	629,395
Brasil Telecom Partisipacoes SA	4,494	70,565
Cia de Concessoes Rodoviarias	14,000	269,522
Companhia De Bebidas Das Americas	1,111	74,191
Companhia Siderurgica Nacional SA	1,783	78,091
Cyrela Brazil Realty SA	22,700	378,698
Cyrela Commercial Properties SA Empreendimentos e Participacoes†	4,540	29,061
Empresa Brasileira de Aeronautica SA	12,068	125,966
Gol-Linhas Aereas Inteligentes SA ADR	21,000	341,250
Lojas Renner SA	15,400	363,181
Perdigao SA	21,900	602,770
Souza Cruz SA	638	17,879
Unibanco — Uniao de Bancos Brasileiros SA GDR	3,150	458,042

		4,028,696

CAYMAN ISLANDS — 0.2%
Agile Property Holdings, Ltd.	153,790	213,917
Chaoda Modern Agriculture, Ltd.	89,100	128,051
China Infrastructure Machinery Holdings	120,000	135,350
China Resources Land., Ltd.	77,000	158,680
Hopewell Highway Infrastructure, Ltd.	184,000	146,857
Hutchison Telecommunications International, Ltd.	34,000	47,816
Kingboard Chemical Holdings, Ltd.	13,000	61,554
Li Ning Co., Ltd.	50,000	147,565
New World China Land, Ltd.	143,400	109,301
Prime Success International Group, Ltd.	170,000	98,381

		1,247,472

CHINA — 0.2%
Anhui Expressway Co.	197,887	154,386
China Communications Construction Co., Ltd.	277,000	660,408
China Construction Bank, Class H	342,637	309,084
Harbin Power Equipment, Ltd.	70,000	119,105

Zhejiang Expressway Co., Ltd.	176,000	185,188

		1,428,171

COLOMBIA — 0.1%
BanColombia SA ADR	8,400	335,328

CYPRUS — 0.1%
ProSafe ASA	20,920	363,805

DENMARK — 0.5%
Danske Bank A/S	19,237	667,190
DSV A/S	8,000	197,947
GN Store Nord A/S†	31,434	172,329
Novo-Nordisk A/S	14,790	1,018,175
Novozymes A/S	1,428	130,577
Vestas Wind Systems A/S†	5,481	600,966

		2,787,184

EGYPT — 0.1%
Orascom Construction Industries	4,554	373,988
Orascom Hotels & Development	9,250	146,415

		520,403

FINLAND — 1.3%
Cargotec Corp., Class B	1,528	64,085
Fortum Oyj	8,420	358,530
Kesko Oyj, Class B	7,768	295,107
Kone Oyj, Class B	5,788	228,473
Metso Corp.	16,196	703,041
Neste Oil Oyj	3,953	120,054
Nokia Oyj	129,161	3,977,101
Outokumpu Oyj	8,315	397,943
Rautaruukki Oyj†	3,157	150,646
Sampo Oyj, Class A	8,315	235,650
Stora Enso Oyj, Class R	20,846	259,098
TietoEnator Oyj†	6,719	176,150
UPM-Kymmene Oyj	18,145	351,890
Uponor Oyj	1,067	23,125
Wartsila Oyj, Class B	1,897	130,331

		7,471,224

FRANCE — 6.1%
Accor	8,228	684,778
Air Liquide SA	9,081	1,371,445
Alcatel SA	59,372	401,419
Alstom	8,522	1,982,696
Atos Origin SA†	500	30,768
AXA SA	27,782	1,037,004
BNP Paribas SA	27,401	2,962,883
Bouygues SA	9,358	701,671
Cap Gemini SA	3,580	217,954
Carrefour SA	6,477	457,434
Casino Guichard-Perrachon SA	387	48,898
CNP Assurances	1,789	212,860
Compagnie de St. Gobain	9,501	767,729
Compagnie Generale des Etablissements Michelin, Class B†	2,309	211,889
Credit Agricole SA	12,977	438,693
Dassault Systemes SA	1,386	87,432
Essilor International SA	5,043	314,582
France Telecom SA	49,345	1,553,324
Groupe Danone	7,876	699,018
Hermes International	1,907	258,255
Imerys SA	1,106	95,847
L’Oreal SA	1,790	213,007
Lafarge SA	5,884	1,064,748
Lagardere SCA	4,154	299,601
LVMH Moet Henessy Louis Vuitton SA	10,768	1,234,462
Neopost SA	1,676	175,338
Peugeot SA	2,629	184,645
PPR	1,345	176,539
Publicis Groupe	2,001	81,080
Renault SA	2,706	279,080
Safran SA	1,739	36,712
Sanofi-Aventis	28,022	2,194,312
Schneider Electric SA	6,596	809,630
Societe BIC SA	620	31,831
Societe Generale	11,364	1,333,664
Societe Television Francaise 1	6,194	131,728
Sodexho Alliance SA	4,236	284,415
Suez SA	15,506	1,101,639
Technip SA	6,126	567,805
Thales SA	3,793	248,748
Thomson	5,184	33,188
Total SA	84,353	7,104,603
Valeo SA	1,692	68,771
Vallourec SA	1,482	405,541
Veolia Environnement	13,727	997,540
Vinci SA	8,698	644,171
Vivendi Universal SA	18,823	766,228
Zodiac SA	301	16,154

		35,021,759

GERMANY — 6.9%
Adidas AG	9,815	628,198
Allianz SE†	10,811	2,210,209
Altana AG	2,315	48,293
Arcandor AG†	2,966	55,899
BASF AG	17,153	2,454,714
Bayer AG	21,744	1,860,580
Beiersdorf AG†	5,956	508,617
Celesio AG	3,882	166,996
Commerzbank AG	18,601	676,738
Continental AG	4,825	569,043
DaimlerChrysler AG	30,139	2,349,734
Deutsche Bank AG	12,817	1,540,410
Deutsche Boerse AG	4,797	705,734
Deutsche Lufthansa AG	8,453	222,666
Deutsche Post AG	26,573	831,093
Deutsche Postbank AG	1,647	144,839
Deutsche Telekom AG	114,867	2,069,805
E.ON AG	26,347	5,377,350
Fresenius Medical Care AG	9,455	503,288
Heidelberger Druckmaschinen AG	2,207	52,726
Hochtief AG	2,301	237,670
Hypo Real Estate Holding AG	6,594	247,315
Infineon Technologies AG†	19,099	179,231
Linde AG	4,602	676,184
MAN AG	6,452	904,084
Merck KGaA	2,304	328,136
Metro AG	10,945	870,910
Muenchener Rueckversicherungs-Gesellschaft AG	5,464	1,060,157
Puma AG Rudolf Dassler Sport	444	158,596
RWE AG	17,122	1,976,798
SAP AG†	63,052	3,188,880
Siemens AG	33,338	3,933,846
Suedzucker AG	15,233	347,745
ThyssenKrupp AG	13,506	848,409
TUI AG†	8,442	242,281

Volkswagen AG	5,819	1,720,813

		39,897,987

GREECE — 0.5%
Alpha Bank A.E.	15,863	542,448
EFG Eurobank Ergasias	10,210	316,935
National Bank of Greece SA	17,620	978,354
OPAP SA	6,300	245,929
Piraeus Bank SA†	15,550	530,287
Titan Cement Co. SA	2,000	89,440

		2,703,393

HONG KONG — 1.2%
Bank of East Asia, Ltd.	40,015	229,775
BOC Hong Kong Holdings, Ltd.	89,000	231,261
Cathay Pacific Airways, Ltd.	26,000	54,248
Cheung Kong Holdings, Ltd.	37,000	576,378
China Overseas Land & Investment	120,000	252,529
China Resources Enterprise Ltd.	54,000	198,867
China Travel International Investment Hong Kong, Ltd.	406,000	181,298
CLP Holdings, Ltd.	41,707	330,471
Guangdong Investment, Ltd.	952,000	466,646
Hang Lung Properties, Ltd.	124,000	505,187
Hang Seng Bank, Ltd.	17,300	346,526
Henderson Land Development Co., Ltd.	18,000	137,428
Hong Kong & China Gas Co., Ltd.	100,949	295,341
Hong Kong Exchanges & Clearing, Ltd.	25,500	521,573
Hong Kong Electric Holdings, Ltd.	33,500	210,634
Hopewell Holdings, Ltd.	16,000	69,805
Hutchison Whampoa, Ltd.	50,544	494,534
Hysan Development Co., Ltd.	16,534	47,948
Link REIT	42,206	102,358
MTR Corp., Ltd.	35,293	126,351
New World Development Co., Ltd.	58,421	150,679
PCCW, Ltd.	91,172	58,846
Sino Land Co., Ltd.	30,025	75,899
Sun Hung Kai Properties, Ltd.	47,500	831,981
Swire Pacific, Ltd., Class A†	22,000	257,175
Television Broadcasts, Ltd.	7,000	40,016
Wharf Holdings, Ltd.	29,776	150,921

		6,944,675

INDIA — 0.9%
ABB, Ltd.	1,160	32,783
ACC, Ltd.	445	8,334
Bajaj Auto Ltd.(3)	470	0
Bajaj Auto, Ltd.	470	8,271
Bajaj Financial Services Ltd.(3)	470	0
Bharat Forge, Ltd.	1,498	10,870
Bharat Heavy Electricals, Ltd.	15,413	723,953
Bharti Airtel, Ltd.†	22,001	486,395
Cipla, Ltd.	2,784	14,633
Dish TV India, Ltd.†	2,185	3,128
Dr Reddy’s Laboratories, Ltd.	1,532	23,584
GAIL India, Ltd.	3,903	42,108
GlaxoSmithKline Pharmaceuticals, Ltd.†	267	7,131
Glenmark Pharmaceuticals, Ltd.	1,849	30,760
Grasim Industries, Ltd.(3)	573	34,578
HDFC Bank, Ltd.	6,606	245,734
Hero Honda Motors, Ltd.	1,250	26,347
Hindalco Industries, Ltd.	8,200	39,173
Hindustan Lever, Ltd.	12,386	76,734
Housing Development Finance Corp., Ltd.	2,756	189,100
I-Flex Solutions, Ltd.†	274	9,434
ICICI Bank, Ltd.	9,415	204,729
ICICI Bank, Ltd. ADR	2,900	129,311
Infosys Technologies, Ltd.	5,940	257,158
ITC, Ltd.	16,500	89,556
IVRCL Infrastructures & Projects, Ltd.	39,600	421,266
Larsen & Toubro, Ltd.	3,442	256,992
Mahanagar Telephone Nigam Ltd.	2,860	7,800
Mahindra & Mahindra, Ltd.	1,561	25,391
Maruti Udyog, Ltd.	1,058	19,376
Oil & Natural Gas Corp., Ltd.	3,652	92,961
Ranbaxy Laboratories, Ltd.	2,260	26,720
Reliance Communications, Ltd.	19,300	274,173
Reliance Energy, Ltd.	913	32,157
Reliance Industries, Ltd.	6,920	445,449
Satyam Computer Services, Ltd.	6,974	81,419
Sun Pharma Advanced Research Co., Ltd.†	871	2,021
Sun Pharmaceuticals Industries, Ltd.	713	25,868
Tata Consultancy Services, Ltd.	1,930	43,833
Tata Motors, Ltd.	2,904	47,235
Tata Steel, Ltd.(3)	2,021	41,497
Unitech, Ltd.	97,089	741,677
UTI Bank, Ltd.†	1,700	38,578
Wipro, Ltd.	3,013	36,351
Wire and Wireless India, Ltd.†	1,900	2,087
Zee News, Ltd.†	1,718	2,578
Zee Telefilms, Ltd.	3,112	16,457

		5,375,690

INDONESIA — 0.5%
Bumi Resources Tbk PT	988,500	712,809
PT Astra International	136,500	296,031
PT Bank Central Asia	2,102,000	683,800
PT Bank Mandiri	447,500	139,510
PT Bank Rakyat Indonesia	280,500	180,977
PT Indocement Tunggal Prakarsa Tbk	97,000	58,903
PT United Tractors Tbk	709,500	927,074

		2,999,104

JAPAN — 18.3%
ACOM Co., Ltd.	930	28,798
Advantest Corp.	9,000	247,103
Aeon Co., Ltd.	17,300	252,384
Aeon Credit Service Co., Ltd.	1,300	20,653
AIFUL Corp.†	850	16,675
Ajinomoto Co., Inc.	27,000	271,597
Alps Electric Co., Ltd.	7,000	65,096
Amada Co., Ltd.	13,000	108,016
Asahi Breweries, Ltd.	7,300	143,213
Asahi Glass Co., Ltd.	53,200	633,888
Asahi Kasei Corp.	49,000	277,550
Asatsu-DK, Inc.	1,100	33,322
Astellas Pharma, Inc.	19,701	805,205
Bank of Kyoto, Ltd.	19,000	242,102
Benesse Corp.	2,200	97,322
Bridgestone Corp.	40,100	732,316
Canon, Inc.	40,600	2,030,293
Casio Computer Co., Ltd.	15,400	229,552
Central Japan Railway Co.†	71	696,447
Chiyoda Corp.†	9,000	67,683
Chubu Electric Power Co., Inc.	20,000	468,337
Chugai Pharmaceutical Co., Ltd.	10,405	144,690

Chuo Mitsui Trust Holdings, Inc.	34,518	245,312
Citizen Watch Co., Ltd.	14,000	119,556
Coca-Cola West Japan Co., Ltd.	600	13,531
COMSYS Holdings Corp.	8,000	72,164
Credit Saison Co., Ltd.	2,200	59,239
CSK Holdings Corp.	2,900	61,494
Dai Nippon Printing Co., Ltd.	18,400	283,295
Daicel Chemical Industries, Ltd.	8,000	47,238
Daiichi Sankyo Co., Ltd.	26,800	737,106
Daikin Industries, Ltd.	13,200	657,556
Dainippon Ink and Chemicals, Inc.	26,000	83,262
Daito Trust Construction Co., Ltd.†	6,700	311,853
Daiwa House Industry Co., Ltd.	36,400	409,909
Daiwa Securities Group, Inc.	71,000	703,957
Denki Kagaku Kogyo Kabushiki Kaisha	16,000	59,239
Denso Corp.†	28,709	996,677
Dowa Mining Co., Ltd.	23,000	154,609
East Japan Railway Co.	166	1,323,402
Ebara Corp.	15,600	56,408
Eisai Co., Ltd.	9,100	322,046
FamilyMart Co., Ltd.	2,400	83,781
Fanuc, Ltd.	8,100	851,402
Fast Retailing Co., Ltd.	4,000	372,361
Fuji Electric Holdings Co., Ltd.	7,000	27,533
Fuji Soft ABC, Inc.	1,700	32,779
Fuji Television Network, Inc.	18	29,427
FUJIFILM Holdings Corp.	19,300	740,559
Fujikura, Ltd.	10,000	43,949
Fujitsu, Ltd.	73,400	467,992
Fukuoka Financial Group, Inc.	35,000	173,342
Furukawa Electric Co., Ltd.	25,600	92,813
H20 Retailing Corp.	4,000	29,004
Hirose Electric Co., Ltd.	1,200	142,174
Hitachi Construction Machinery Co., Ltd.	1,400	44,160
Hitachi, Ltd.	132,800	895,252
Hokkaido Electric Power Co., Inc.	1,000	20,916
Hokuhoku Financial Group, Inc.	73,000	231,668
Honda Motor Co., Ltd.	67,704	2,148,610
Hoya Corp.	16,300	451,450
Ibiden Co., Ltd.	4,800	208,645
IHI Corp.	44,000	94,783
Inpex Holdings, Inc.	20	223,109
Isetan Mitsukoshi Holdings Ltd.	12,040	126,554
IT Holdings Corp	1,602	33,123
Ito En, Ltd.	900	15,579
ITOCHU Corp.†	71,000	740,828
ITOCHU Techno-Solutions Corp.	1,500	47,315
J. Front Retailing Co., Ltd.	14,500	95,797
Japan Airlines Corp.†	37,000	87,176
Japan Real Estate Investment Corp.	34	402,173
Japan Retail Fund Investment Corp.	32	189,258
Japan Tobacco, Inc.†	192	934,289
JFE Holdings, Inc.	16,600	909,939
JGC Corp.	12,000	222,609
JS Group Corp.	10,600	183,590
JSR Corp.	5,900	133,053
JTEKT Corp.	1,000	17,695
Kajima Corp.	55,800	186,742
Kamigumi Co., Ltd.	1,000	7,665
Kaneka Corp.	9,000	61,711
Kao Corp.	27,800	751,243
Kawasaki Heavy Industries, Ltd.	45,000	115,978
Kawasaki Kisen Kaisha, Ltd.†	3,000	30,466
Keihin Electric Express Railway Co., Ltd.	19,000	124,431
Keio Corp.	8,000	45,853
Keyence Corp.	1,500	381,690
Kikkoman Corp.	5,000	59,528
Kinden Corp.	1,000	9,492
Kintetsu Corp.	75,500	259,932
Kirin Brewery Co., Ltd.	19,800	352,262
Kobe Steel, Ltd.	83,000	248,238
Kokuyo Co., Ltd.	2,000	17,541
Komatsu, Ltd.	47,000	1,423,763
Konami Corp.	4,100	146,675
Konica Minolta Holdings, Inc.	18,500	276,828
Kubota Corp.†	64,000	448,065
Kuraray Co., Ltd.	13,500	160,465
Kurita Water Industries, Ltd.	10,300	366,495
Kyocera Corp.	6,400	588,393
Kyowa Hakko Kogyo Co., Ltd.	12,016	108,737
Kyushu Electric Power Co., Inc.	10,100	229,225
Lawson, Inc.	2,200	94,994
Leopalace21 Corp.	7,300	128,892
Mabuchi Motor Co., Ltd.†	1,000	49,526
Marubeni Corp.	134,200	1,069,883
Marui Co., Ltd.	17,200	170,702
Matsui Securities Co., Ltd.	7,200	50,546
Matsushita Electric Industrial Co., Ltd.	89,000	2,092,658
Matsushita Electric Works, Ltd.	14,000	154,157
Meiji Dairies Corp.	8,000	49,007
Meiji Seika Kaisha, Ltd.	10,000	51,065
Meitec Corp.	1,000	28,610
Millea Holdings, Inc.	32,171	1,364,371
Minebea Co., Ltd.	16,000	97,399
Mitsubishi Chemical Holdings Corp.	37,000	245,516
Mitsubishi Corp.	63,100	2,026,773
Mitsubishi Electric Corp.	90,800	927,341
Mitsubishi Estate Co., Ltd.	70,000	2,032,986
Mitsubishi Heavy Industries, Ltd.	154,400	715,688
Mitsubishi Logistics Corp.	3,000	40,823
Mitsubishi Materials Corp.	81,000	384,027
Mitsubishi Rayon Co., Ltd.	19,000	61,759
Mitsubishi UFJ Financial Group, Inc.	442,000	4,862,701
Mitsui & Co., Ltd.	75,600	1,773,948
Mitsui Chemicals, Inc.	21,000	128,038
Mitsui Fudosan Co., Ltd.	51,000	1,284,993
Mitsui Mining & Smelting Co., Ltd.	45,000	152,330
Mitsui O.S.K. Lines, Ltd.†	5,000	68,808
Mitsui Sumitomo Insurance Group Holdings Inc.	15,600	621,090
Mizuho Financial Group, Inc.†	515	2,674,424
Murata Manufacturing Co., Ltd.	8,000	423,138
NamCo Bandai Holdings, Inc.	3,000	37,563
NEC Corp.	79,800	376,802
NEC Electronics Corp.†	2,000	40,583
NGK Insulators, Ltd.	17,400	333,827
NGK Spark Plug Co., Ltd.	9,000	120,912
Nidec Corp.	4,200	316,257
Nikon Corp.†	12,000	346,204
Nintendo Co., Ltd.	3,000	1,647,353
Nippon Building Fund, Inc.	43	562,389
Nippon Electric Glass Co., Ltd.	13,000	200,654
Nippon Express Co., Ltd.	40,400	223,009
Nippon Meat Packers, Inc.	12,400	158,838
Nippon Mining Holdings, Inc.	20,500	126,763
Nippon Oil Corp.	67,200	460,774
Nippon Paper Group, Inc.	30	74,722
Nippon Sheet Glass Co., Ltd.	17,000	77,819

Nippon Steel Corp.	217,000	1,218,714
Nippon Telegraph and Telephone Corp.	121	521,306
Nippon Yusen Kabushiki Kaisha	49,000	475,934
Nishi-Nippon City Bank, Ltd.	34,000	103,977
Nishimatsu Construction Co., Ltd.	1,000	2,260
Nissan Chemical Industries, Ltd.	7,000	92,359
Nissan Motor Co., Ltd.	100,800	893,760
Nisshin Seifun Group, Inc.	7,000	74,992
Nisshinbo Industries, Inc.	2,000	21,926
Nissin Food Products Co., Ltd.	3,000	105,304
Nitto Denko Corp.	9,200	381,324
Nomura Holdings, Inc.	102,800	1,787,396
Nomura Research Institute, Ltd.	5,100	112,560
NSK, Ltd.†	30,000	249,844
NTN Corp.	22,000	168,409
NTT Data Corp.	59	242,275
NTT DoCoMo, Inc.	165	242,775
Obayashi Corp.	38,000	183,815
Obic Co, Ltd.	350	64,524
OJI Paper Co., Ltd.	43,800	197,128
Oki Electric Industry Co., Ltd.†	22,000	47,815
Okumura Corp.	10,000	49,334
Olympus Corp.	5,000	164,447
Omron Corp.	8,800	182,796
Onward Kashiyama Co., Ltd.†	6,000	68,087
ORACLE Corp.	1,600	72,472
Oriental Land Co., Ltd.	2,900	172,910
Osaka Gas Co., Ltd.	97,200	345,858
Pioneer Corp.	6,751	66,741
Promise Co., Ltd.	1,200	37,967
Resona Holdings, Inc.	250	480,839
Ricoh Co., Ltd.	25,000	431,072
Rohm Co., Ltd.	6,400	446,218
Sanken Electric Co., Ltd.	7,000	39,111
Sanyo Electric Co., Ltd.†	70,000	174,352
Sapporo Holdings, Ltd.	4,000	29,697
SBI E*Trade Securities Co., Ltd.	94	87,776
Secom Co., Ltd.	5,900	274,617
Seiko Epson Corp.	4,800	129,711
Sekisui Chemical Co., Ltd.	20,000	145,598
Sekisui House, Ltd.	42,400	403,266
Seven & I Holdings Co., Ltd.	32,000	950,906
Sharp Corp.	37,800	635,059
Shimachu Co., Ltd.	2,400	66,010
Shimamura Co., Ltd.	900	79,887
Shimano, Inc.	4,600	209,242
Shimizu Corp.	40,000	188,873
Shin-Etsu Chemical Co., Ltd.	17,148	1,058,712
Shinko Securities Co., Ltd.	25,000	85,349
Shinsei Bank, Ltd.	63,000	277,482
Shionogi & Co., Ltd.†	10,000	191,951
Shiseido Co., Ltd.	14,600	350,310
Showa Denko K.K.	26,000	91,763
Showa Shell Sekiyu K.K.	8,400	88,536
SMC Corp.	2,800	325,278
Softbank Corp.	39,800	803,770
Sompo Japan Insurance, Inc.	38,000	422,811
Sony Corp.	31,347	1,440,964
Stanley Electric Co., Ltd.	2,800	70,953
Sumitomo Chemical Co., Ltd.	54,400	353,128
Sumitomo Corp.	47,000	631,428
Sumitomo Electric Industries, Ltd.	28,700	369,290
Sumitomo Heavy Industries, Ltd.	19,000	159,879
Sumitomo Metal Industries, Ltd.	129,000	542,126
Sumitomo Metal Mining Co., Ltd.	42,400	771,057
Sumitomo Mitsui Financial Group, Inc.	319	2,745,636
Sumitomo Realty & Development Co., Ltd.	23,000	575,083
T&D Holdings, Inc.	10,000	636,630
Taiheiyo Cement Corp.	26,000	59,259
Taisei Corp.	54,000	142,809
Taisho Pharmaceutical Co., Ltd.	6,412	122,339
Taiyo Yuden Co., Ltd.	4,000	46,199
Takara Holdings, Inc.	2,000	13,444
Takashimaya Co., Ltd.	16,000	175,102
Takeda Pharmaceutical Co., Ltd.	32,601	1,721,205
Takefuji Corp.	1,490	35,321
TDK Corp.	4,900	335,510
Teijin, Ltd.	35,800	138,745
Terumo Corp.	8,200	403,751
The 77 Bank, Ltd.	21,000	125,008
The Bank of Yokohama, Ltd.	75,000	549,598
The Chiba Bank, Ltd.	44,000	346,550
The Joyo Bank, Ltd.	49,000	278,021
The Kansai Electric Power Co., Inc.	33,700	802,111
The Shizuoka Bank, Ltd.	39,000	477,819
The Sumitomo Trust & Banking Co., Ltd.	78,000	701,351
THK Co., Ltd.	1,700	37,683
Tobu Railway Co., Ltd.	40,200	204,895
Toho Co., Ltd.	3,000	68,664
Tohoku Electric Power Co., Inc.	19,600	444,833
Tokyo Broadcasting System, Inc.	3,800	100,678
Tokyo Electric Power Co., Inc.	49,100	1,248,925
Tokyo Electron, Ltd.	9,700	629,658
Tokyo Gas Co., Ltd.†	103,400	395,761
Tokyo Tatemono Co., Ltd.	16,000	139,405
Tokyu Corp.	46,000	243,747
TonenGeneral Sekiyu K.K.	14,000	120,767
Toppan Printing Co., Ltd.	17,200	191,212
Toray Industries, Inc.	48,100	299,743
Toshiba Corp.	136,000	1,127,393
Tosoh Corp.	19,000	73,087
Toto, Ltd.	22,200	190,222
Toyo Seikan Kaisha, Ltd.	7,900	154,984
Toyoda Gosei Co., Ltd.	600	21,811
Toyota Industries Corp.	3,950	137,130
Toyota Motor Corp.	109,600	5,554,570
Trend Micro, Inc.	4,500	169,207
Uni-Charm Corp.	1,500	104,438
UNY Co., Ltd.	5,000	49,238
Ushio, Inc.	2,000	37,852
USS Co, Ltd.	1,000	70,779
Wacoal Corp.	3,000	43,016
West Japan Railway Co.	18	77,723
Yahoo! Japan Corp.	708	313,539
Yakult Honsha Co., Ltd.	4,000	106,554
Yamada Denki Co., Ltd.	4,530	387,284
Yamaha Corp.	4,700	92,432
Yamaha Motor Co., Ltd.	1,800	34,707
Yamato Transport Co., Ltd.	12,000	175,064
Yamazaki Baking Co., Ltd.	4,000	42,352
Yokogawa Electric Corp.	8,500	92,451

		105,976,187

LUXEMBOURG — 0.5%
Acergy SA	19,200	476,317
ArcelorMittal	29,881	2,649,691

		3,126,008

MALAYSIA — 0.1%
IJM Corp BHD	211,600	385,154
IOI Corp.	139,900	323,289
Kuala Lumpur Kepong BHD	31,800	168,110

		876,553

MEXICO — 0.2%
Corp GEO SA de CV, Series B†	48,300	180,053
Desarrolladora Homex SAB de CV ADR†	4,500	268,110
Grupo Financiero Banorte SA de CV	121,400	536,006
Urbi, Desarrollos Urbanos, SA de CV†	24,500	78,601
Wal-Mart de Mexico SAB de CV, Series V	87,520	352,124

		1,414,894

NETHERLANDS — 2.1%
Aegon NV	56,707	914,229
Akzo Nobel NV	7,932	674,882
ASML Holding NV†	16,465	471,251
European Aeronautic Defense and Space Co.	8,880	223,931
Fugro NV CVA	3,919	350,760
Heineken NV	26,034	1,519,934
ING Groep NV	28,764	1,100,832
James Hardie Industries NV CDI	21,511	120,759
Koninklijke DSM DV	4,517	244,248
Koninklijke KPN NV	58,643	1,079,131
Koninklijke Philips Electronics NV	30,417	1,146,996
Oce NV	4,170	62,964
Qiagen NV†	5,058	113,807
Reed Elsevier NV	15,112	287,171
Royal Numico NV†	6,655	571,530
SBM Offshore NV	9,768	374,595
STMicroelectronics NV	26,278	308,969
TNT NV	21,028	819,213
Unilever NV	48,270	1,628,019
Wolters Kluwer NV	9,707	261,610

		12,274,831

NORWAY — 2.2%
Aker Kvaerner ASA	22,240	569,214
DNB NOR ASA	13,827	207,308
Norsk Hydro ASA	44,985	670,039
Ocean RIG ASA†	32,255	282,046
Orkla ASA	55,660	739,355
Renewable Energy Corp. AS†	7,400	253,377
Statoil ASA†	169,114	6,131,112
Tandberg ASA	12,316	210,065
Telenor ASA	41,100	831,845
TGS Nopec Geophysical Co. ASA†	10,100	163,536
Yara International ASA	34,764	2,548,014

		12,605,911

PHILIPPINES — 0.4%
Ayala Corp.	31,608	222,460
Ayala Land, Inc.	886,845	205,609
Banco de Oro Universal Bank†	161,733	179,831
Bank of the Philippine Islands	229,690	271,694
Globe Telecom, Inc.	5,450	175,349
Manila Electric Co.†	92,400	177,062
Megaworld Corp.	1,822,000	88,794
Metropolitan Bank & Trust	80,000	66,241
Philippine Long Distance Telephone Co.	10,140	615,308
PNOC Energy Development Corp.	1,235,474	151,986
SM Investments Corp.	29,700	175,656
SM Prime Holdings, Inc.	749,000	127,580

		2,457,570

POLAND — 0.6%
Agora SA	2,900	53,316
Asseco Poland SA	1,638	49,784
Bank BPH	700	28,208
Bank Pekao SA	12,266	1,070,685
Bank Zachodni WBK SA	2,000	146,989
Grupa Kety SA	100	5,269
Kghm Polska Miedz SA	10,000	464,033
Polski Koncern Naftowy SA†	23,500	446,182
Powszechna Kasa Oszczednosci Bank Polski SA	29,400	611,655
Telekomunikacja Polska SA	54,400	548,662

		3,424,783

PORTUGAL — 0.1%
Banco Comercial Portugues SA	47,355	133,466
Brisa-Auto Estradas de Portugal SA	13,263	189,078
Energias de Portugal SA	14,706	93,229
Portugal Telecom SGPS SA†	22,387	266,541
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	12,029	161,155

		843,469

RUSSIA — 0.9%
LUKOIL ADR	5,316	480,035
Mining & Metallurgical Co. Norilsk Nickel ADR	21,660	584,820
Mobile Telesystems OJSC ADR	8,200	636,156
Novolipetsk Steel	6,100	270,962
OAO Gazprom ADR†(2)	16,928	900,570
OAO Vimpel-Communications ADR	21,500	648,440
Polyus Gold Co. ADR	1,700	89,675
Sberbank (OTC Traded) GDR†	593	193,021
Severstal GDR	11,900	292,859
Surgutneftegaz Sponsored Preferred ADR	32,000	150,400
Surgutneftegaz ADR	12,000	117,000
Tatneft GDR(2)	1,830	234,697
Unified Energy System GDR†(2)	1,286	120,884
Wimm-Bill-Dann Foods ADR	3,000	365,100

		5,084,619

SINGAPORE — 1.4%
Ascendas Real Estate Investment Trust	57,000	108,027
CapitaLand, Ltd.	69,000	345,496
CapitaMall Trust	51,000	130,880
City Developments, Ltd.	29,977	267,484
ComfortDelGro Corp., Ltd.	108,465	139,976
Cosco Corp. (Singapore), Ltd.	47,000	109,524
DBS Group Holdings, Ltd.†	61,929	906,980
Fraser and Neave, Ltd.	77,000	271,421
Hyflux, Ltd.	50,000	127,208
Jardine Cycle & Carriage, Ltd.	10,025	122,868
K-REIT Asia	5,000	5,568
Keppel Corp., Ltd.	62,000	471,841
Keppel Land, Ltd.	21,000	93,846
Neptune Orient Lines, Ltd.	43,000	102,105
Olam International, Ltd.	84,000	166,012
Oversea-Chinese Banking Corp.	138,888	906,426
Parkway Holdings, Ltd.	36,000	92,917
Raffles Education Corp., Ltd.	27,918	23,882
SembCorp Industries, Ltd.	47,370	146,716
SembCorp Marine, Ltd.	44,800	122,237

Singapore Airlines, Ltd.	30,800	363,408
Singapore Exchange, Ltd.	43,997	278,702
Singapore Land, Ltd.	13,000	69,408
Singapore Post, Ltd.	88,000	75,277
Singapore Press Holdings, Ltd.	86,936	285,288
Singapore Technologies Engineering, Ltd.	76,472	181,586
Singapore Telecommunications, Ltd.†	405,530	1,154,342
United Overseas Bank, Ltd.	64,044	963,458
United Overseas Land, Ltd.	35,308	98,942
Venture Corp., Ltd.	15,506	126,925

		8,258,750

SOUTH AFRICA — 0.0%
Mondi, Ltd.	7,901	66,452

SOUTH KOREA — 0.0%
Doosan Heavy Industries and Construction Co., Ltd.	1,300	136,788

SPAIN — 2.6%
Antena 3 de Television SA	3,552	43,594
Banco Bilbao Vizcaya Argentaria SA	110,613	2,551,027
Banco Popular Espanol SA	30,704	531,206
Banco Santander Central Hispano SA†	175,762	3,801,046
Gamesa Corp. Tecnologica SA	6,773	329,645
Gas Natural SDG, SA	569	33,317
Iberdrola SA	1,440	21,158
Iberdrola SA (Euro)†	40,524	463,016
Indra Sistemas SA	1,745	47,764
Industria de Diseno Textil SA	5,192	283,585
Metrovacesa SA	531	57,624
Repsol YPF SA	26,153	1,063,386
Telefonica SA	190,988	5,537,915
Union Fenosa SA	85	5,715

		14,769,998

SWEDEN — 2.3%
Alfa Laval AB	600	39,486
Assa Abloy AB, Class B	10,932	170,730
Atlas Copco AB, Class A†	119,810	1,931,161
Atlas Copco AB, Class B	16,010	238,001
Electrolux AB, Class B	6,100	93,738
Eniro AB	4,414	28,901
Fabege AB	2,600	24,428
Getinge AB, Class B	15,383	393,125
Hennes & Mauritz AB, Class B	9,600	570,846
Holmen AB	1,750	56,123
Husqvarna AB, Class B	6,100	62,917
Lundin Petroleum AB†	18,859	263,816
Modern Times Group AB, Class B	2,512	184,616
Nordea Bank AB	78,838	1,306,307
Sandvik AB	115,770	1,783,859
Scania AB, Class B	13,400	275,861
Skandinaviska Enskilda Banken AB, Class A	12,493	303,618
Skanska AB, Class B	12,766	211,633
SKF AB, Class B	9,252	169,991
Ssab Svenskt Stal AB, Class A	6,150	205,449
Svenska Cellulosa AB, Class B	19,431	327,804
Svenska Handelsbanken AB, Class A	21,637	601,741
Swedish Match AB	10,733	235,746
Tele2 AB, Class B	4,400	98,114
Telefonaktiebolaget LM Ericsson, Class B	701,941	1,791,521
TeliaSonera AB	50,389	450,285
Volvo AB Class B	69,175	1,057,227
Volvo AB, Class A	17,125	258,152
Wihlborgs Fastigheter AB	520	11,465

		13,146,661

SWITZERLAND — 5.8%
ABB, Ltd.†	84,135	2,585,396
ABB, Ltd. ADR†	25,400	779,018
Ciba Specialty Chemicals AG	2,104	70,218
Compagnie Financiere Richemont SA	38,497	2,346,268
Credit Suisse Group	32,700	1,820,962
Geberit AG	1,577	243,669
Givaudan SA	215	218,289
Holcim, Ltd.	7,202	708,279
Kudelski SA	1,814	28,782
Logitech International SA†	8,592	262,864
Lonza Group AG	1,195	163,308
Nestle SA	17,342	8,318,269
Nobel Biocare Holding AG	17,640	638,761
Novartis AG	71,714	3,647,472
OC Oerlikon Corp AG†	245	85,004
Roche Holding AG	21,568	3,596,922
Schindler Holding AG†	3,367	274,098
Straumann AG	1,615	432,527
Swatch Group AG	1,614	83,181
Swatch Group AG, Class B	4,537	1,226,039
Swiss Reinsurance	13,393	1,116,783
Swisscom AG	704	251,392
Syngenta AG	7,066	2,110,628
UBS AG (Virt-X)†	52,191	1,762,954
Zurich Financial Services AG	1,552	475,194

		33,246,277

THAILAND — 0.1%
Banpu PCL	30,000	416,273
Univest Land PCL†(3)	22,500	0

		416,273

TURKEY — 0.5%
Akbank TAS	80,662	420,675
Aksigorta AS	10,094	50,664
Anadolu Efes Biracilik ve Malt Sanayii AS	17,104	155,601
Arcelik AS	7,946	35,521
Dogan Sirketler Gruby Holding AS†	32,681	39,727
Dogan Yayin Holding AS†	15,179	32,379
Eregli Demir ve Celik Fabrikalari TAS	23,848	211,342
Ford Otomotiv Sanayi AS	10,490	98,722
Haci Omer Sabanci Holdings AS	28,871	107,777
Is Gayrimenkul Yatirim Ortakligi AS	1,160	1,055
Koc Holding AS†	25,007	86,292
Migros Turk TAS	5,937	95,916
Trakya Cam Sanayii AS	28,268	42,343
Tupras-Turkiye Petrol Rafinerileri AS	7,520	203,466
Turk Sise ve Cam Fabrikalari AS	28,295	43,937
Turkcell Iletisim Hizmet AS	31,206	249,628
Turkiye Garanti Bankasi AS	56,409	303,036
Turkiye Is Bankasi, Class C	105,843	489,745
Turkiye Vakiflar Bankasi Tao	46,278	94,363
Yapi Ve Kredi Bankasi AS†	38,244	85,180

		2,847,369

UNITED KINGDOM — 15.9%
3i Group PLC	11,369	194,290
AMEC PLC	9,994	157,975
American Physicians Capital, Inc.	64,454	2,431,080
Anglo American PLC	65,089	4,230,626
ARM Holdings PLC	51,772	103,968
Arriva PLC	5,793	81,261

AstraZeneca PLC	42,419	1,794,792
Aviva PLC	95,364	1,193,610
BAE Systems PLC	118,904	1,103,476
Balfour Beatty PLC	18,543	162,408
Barclays PLC	170,228	1,545,090
Barratt Developments PLC	4,768	26,189
BBA Aviation PLC	17,418	54,459
Berkeley Group Holdings PLC†	2,361	44,127
BG Group PLC	119,377	2,921,869
BHP Billiton PLC	103,993	3,721,849
BP PLC	641,475	7,792,971
British Airways PLC†	20,325	91,534
British Sky Broadcasting Group PLC	54,789	593,707
BT Group PLC	286,516	1,268,962
Bunzl PLC	13,514	198,703
Burberry Group PLC	25,526	245,519
Cadbury Schweppes PLC	65,351	757,535
Carnival PLC	7,196	283,867
Centrica PLC	94,142	550,317
Close Brothers Group PLC	5,548	76,997
Cobham PLC	39,531	173,312
Compass Group PLC	86,855	588,886
Daily Mail & General Trust PLC	8,899	73,872
Diageo PLC	105,952	2,176,164
DSG International PLC	36,876	48,025
Electrocomponents PLC	29,449	109,202
Enterprise Inns PLC	29,580	225,404
Experian Group, Ltd.	15,716	118,899
FirstGroup PLC	15,308	172,729
FKI PLC	5,356	9,292
Friends Provident PLC	73,789	174,297
G4S PLC	7,209	32,717
Galiform PLC†	5,150	6,989
GKN PLC†	14,066	79,707
GlaxoSmithKline PLC	159,280	3,550,168
Hays PLC	10,072	22,580
HBOS PLC	98,456	921,052
Home Retail Group PLC	15,683	82,322
HSBC Holdings PLC	250,372	4,378,282
ICAP PLC	1,972	22,977
IMI PLC	14,832	133,592
Imperial Tobacco Group PLC	29,700	1,428,481
Intercontinental Hotels Group PLC	14,382	231,911
International Power PLC	9,315	81,354
Invensys PLC†	7,447	44,273
J Sainsbury PLC	43,118	328,781
Johnson Matthey PLC	14,239	566,228
Kesa Electricals PLC	5,229	21,651
Kingfisher PLC	22,249	58,748
Ladbrokes PLC	23,587	153,591
Legal & General Group PLC	248,823	627,819
Lloyds TSB Group PLC	165,706	1,424,972
LogicaCMG PLC	32,978	75,242
London Stock Exchange Group PLC	940	20,129
Man Group PLC, Class B	37,487	433,424
Marks & Spencer Group PLC	32,068	242,610
Meggitt PLC	17,818	105,131
Misys PLC	19,304	60,164
Mondi PLC	19,753	157,689
National Express Group PLC	4,865	89,573
National Grid PLC	112,467	1,566,446
Next PLC	5,025	114,499
Pearson PLC	21,651	282,830
Persimmon PLC	5,378	61,966
Prudential PLC	71,398	979,529
Punch Taverns PLC	10,572	108,990
Reckitt Benckiser Group PLC	36,940	2,157,897
Reed Elsevier PLC	29,596	375,436
Rentokil Initial PLC	11,447	21,850
Resolution PLC(3)	1,256	17,956
Rexam PLC	18,060	160,781
Rio Tinto PLC	48,607	5,712,706
Rolls-Royce Group PLC	6,096,832	12,122
Rolls-Royce Group PLC†	68,045	593,940
Royal & Sun Alliance Insurance Group PLC	103,238	275,880
Royal Bank of Scotland Group PLC	243,710	1,671,762
Royal Dutch Shell PLC, Class A	133,039	5,364,497
Royal Dutch Shell PLC, Class B	92,955	3,724,173
SABMiller PLC	30,504	708,405
Sage Group PLC	60,901	239,515
Schroders PLC	2,013	42,146
Scottish and Southern Energy PLC	35,291	976,754
Serco Group PLC	2,930	25,691
Severn Trent PLC	11,816	343,244
Signet Group PLC	31,223	42,681
Smith & Nephew PLC	78,596	1,023,585
Smiths Group PLC	13,500	259,965
Stagecoach Group PLC	15,181	77,498
Tate & Lyle PLC	22,639	238,345
Taylor Woodrow PLC	23,082	59,088
Tesco PLC	242,743	2,070,552
The Capita Group	4,048	53,363
Thomson Reuters PLC	6,423	199,610
Tomkins PLC	33,042	119,898
Unilever PLC	42,562	1,440,336
United Business Media PLC	7,248	83,225
United Utilities PLC	7,621	108,722
Vodafone Group PLC	1,779,813	5,672,702
Whitbread PLC	8,193	197,925
William Hill PLC	17,129	131,462
Wolseley PLC	21,457	216,515
WPP Group PLC	68,567	843,212
Xstrata PLC	32,875	2,579,318
Yell Group PLC	17,152	56,612

		91,893,049

UNITED STATES — 0.2%
Synthes, Inc.	7,521	1,036,528

TOTAL COMMON STOCK (cost $341,245,918)		454,738,273

Preferred Stock — 1.2%

BRAZIL — 0.9%
Aracruz Celulose SA, Class B	7,508	60,527
Banco Bradesco SA	9,334	214,510
Banco Itau Holding Financeira SA	28,613	816,457
Centrais Eletricas Brasileiras SA, Class B	1,496	23,220
Cia Energetica de Minas Gerais	2,015	41,823
Companhia De Bebidas Das Americas	17,435	1,300,020
Companhia Vale do Rio Doce, Class A	16,601	535,223
Contax Participacoes SA	1,446	33,492
Embratel Participacoes SA	1,677,755	7,974
Gerdau SA	6,545	258,973
Klabin SA	10,130	39,613
Petroleo Brasileiro SA	29,598	743,422
Sadia SA	89,886	656,489
Tele Norte Leste Participacoes SA	6,650	152,028
Telesp Celular Participacoes SA	6,534	47,564
Usinas Siderurgicas de Minas Gerais SA, Class A	1,242	60,643

Votorantim Celulose e Papel SA	1,665	52,889

		5,044,867

GERMANY — 0.3%
Henkel KGaA	6,821	291,295
Porsche Automobil Holding SE	5,290	978,489
RWE AG PFD	1,335	124,551
Volkswagen AG	3,493	578,085

		1,972,420

JAPAN — 0.0%
Ito En, Ltd.	200	2,193

Total Preferred Stock (cost $5,137,338)
		7,019,480

Rights† — 0.0%

AUSTRALIA — 0.0%
Wesfarmers, Ltd. Expires 05/20/08	1,391	11,134

BRAZIL — 0.0%
Cia De Bebidas Das Americas Expires 05/29/08	131	0

JAPAN — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10	23,000	7,719

SWITZERLAND — 0.0%
UBS AG Expires 05/08/09	52,191	88,148

TOTAL RIGHTS (cost $0)
		107,001

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $346,383,256)		461,864,754

Repurchase Agreement — 14.7%

Agreement State Street Bank & Trust Co., bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $84,526,174 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.13% due 03/12/10 and having approximate value $86,218,950 (cost $84,525,000)	84,525,000	84,525,000

TOTAL INVESTMENTS — (cost $430,908,256)(1)	94.6%	546,389,754
Other assets less liabilities	5.4	31,288,269

NET ASSETS —	100.0%	$577,678,023

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

(2)	To the extent permitted by the Statement of Additional Information, the International Diversified Equities Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2008, the International Diversified Equities Portfolio held the following restricted securities:

					Market
	Acquisition		Acquisition		Value per	% of Net
Name	Date	Shares	Cost	Market Value	Share	Assets

OAO Gazprom ADR	1/29/08	16,928	$1,544,168	$900,570	$53.20	0.16%

Tatneft GDR	11/27/06	930	37,163
	7/16/07	900	97,749

		1,830	134,912	234,697	128.25	0.04%

Unified Energy System GDR	7/31/06	186	13,764
	7/31/06	1,100	157,857

		1,286	171,621	120,884	94.00	0.02%

				$1,256,151		0.22%

(3)	Fair value security; see Note 1

ADR	— American Depository Receipt

GDR	— Global Depository Receipt
Open Forward Foreign Currency Contracts

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation

* CHF	1,147,302	USD	1,143,300	6/12/2008	$35,405
* GBP	7,208,092	USD	14,352,120	6/12/2008	62,355
* HKD	95,441,645	USD	12,277,900	6/12/2008	15,396
* JPY	5,470,670,858	USD	53,675,558	6/12/2008	928,834
USD	10,090,878	AUD	11,005,429	6/12/2008	235,847
* USD	62,052,817	EUR	95,071,756	6/12/2008	1,637,574
* USD	4,064,306	SEK	24,886,989	6/12/2008	83,215

					$2,998,626

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation

* EUR	21,294,374	USD	32,736,621	6/12/2008	$(450,666)
* SEK	8,898,433	USD	1,465,375	6/12/2008	(17,586)
* USD	10,613,195	GBP	5,326,976	6/12/2008	(52,670)
* USD	3,994,423	HKD	31,016,896	6/12/2008	(9,320)
* USD	57,291,836	JPY	5,810,922,715	6/12/2008	(1,264,495)
* USD	4,585,201	CHF	4,734,973	6/12/2008	(12,859)

					(1,807,596)

Net Unrealized Appreciation (Depreciation)					$1,191,030

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar	GBP — British Pound	SEK — Swedish Krona
CHF — Swiss Franc	HKD — Hong Kong Dollar	USD — United States Dollar
EUR — Euro Dollar	JPY — Japanese Yen

Open Futures Contracts
				Value as of	Unrealized
Number of		Expiration	Value at	April 30,	Appreciation
Contracts	Description	Date	Trade Date	2008	(Depreciation)

192 Long	CAC 40 Euro Future	May 2008	$14,166,585	$14,828,165	$661,580
237 Long	MSCI Taiwan Index	May 2008	8,253,444	8,145,690	(107,754)
101 Long	H-Shares Index	May 2008	9,219,163	9,277,705	58,542
43 Long	Hang Seng Index	May 2008	7,060,989	7,098,536	37,547
116 Long	MSCI Sing IX	May 2008	6,671,940	6,623,201	(48,739)
14 Long	IBEX 35 Index Future	May 2008	2,954,196	2,985,698	31,502
261 Long	OMX 30 Index Future	May 2008	4,141,791	4,263,019	121,228
61 Long	SPI 200	June 2008	7,654,367	8,049,106	394,739
135 Long	Topix Index	June 2008	17,063,512	17,477,271	413,759
14 Long	DAX Index Future	June 2008	3,758,494	3,809,501	51,007
274 Long	DJ Euro Stoxx 50	June 2008	15,047,794	16,044,072	996,278

					$2,609,689

Industry Allocation*
Repurchase Agreements	14.6%
Banks-Commercial	10.7
Oil Companies-Integrated	6.2
Medical-Drugs	3.6
Diversified Minerals	3.0
Food-Misc.	2.6
Auto-Cars/Light Trucks	2.6
Telephone-Integrated	2.5
Electric-Integrated	2.5
Metal-Diversified	1.6
Chemicals-Diversified	1.5
Steel-Producers	1.4
Cellular Telecom	1.3
Oil Companies-Exploration & Production	1.3
Real Estate Operations & Development	1.3
Insurance-Multi-line	1.2
Finance-Investment Banker/Broker	1.2
Import/Export	1.1
Diversified Manufacturing Operations	1.1
Wireless Equipment	1.0
Machinery-General Industrial	1.0
Tobacco	0.9
Agricultural Chemicals	0.9
Engineering/R&D Services	0.9
Brewery	0.9
Electronic Components-Misc.	0.9
Machinery-Construction & Mining	0.8
Food-Retail	0.8
Diversified Operations	0.7
Telecom Services	0.7
Electric Products-Misc.	0.7
Retail-Jewelry	0.7
Audio/Video Products	0.6
Transport-Rail	0.6
Building & Construction-Misc.	0.6
Medical Products	0.6
Enterprise Software/Service	0.6
Insurance-Property/Casualty	0.6
Office Automation & Equipment	0.5
Insurance-Life/Health	0.5
Real Estate Management/Services	0.5
Oil-Field Services	0.4
Soap & Cleaning Preparation	0.4
Multimedia	0.4
Finance-Other Services	0.4
Transport-Services	0.4
Building & Construction Products-Misc.	0.4
Building Products-Cement	0.4
Oil Refining & Marketing	0.4
Beverages-Wine/Spirits	0.4
Aerospace/Defense	0.4
Insurance-Reinsurance	0.4
Cosmetics & Toiletries	0.3
Building-Heavy Construction	0.3
Electric-Distribution	0.3
Machine Tools & Related Products	0.3
Power Converter/Supply Equipment	0.3
Retail-Apparel/Shoe	0.3
Machinery-Electrical	0.3
Paper & Related Products	0.3
Gas-Distribution	0.3
Toys	0.3
Building-Residential/Commercial	0.3
Photo Equipment & Supplies	0.3
Rubber-Tires	0.3
Real Estate Investment Trusts	0.3
Water	0.3
Metal Processors & Fabrication	0.3
Food-Meat Products	0.2
Industrial Gases	0.2
Auto/Truck Parts & Equipment-Original	0.2
Retail-Misc./Diversified	0.2
Electronic Components-Semiconductors	0.2
Airlines	0.2
Distribution/Wholesale	0.2
Hotels/Motels	0.2
Coal	0.2
Retail-Major Department Stores	0.2
Semiconductor Equipment	0.2
Public Thoroughfares	0.2
Television	0.2
Athletic Footwear	0.2
Transport-Marine	0.2
Food-Catering	0.2
Oil & Gas Drilling	0.1
Applications Software	0.1
Electronic Measurement Instruments	0.1
Publishing-Books	0.1
Building Products-Doors & Windows	0.1
Chemicals-Specialty	0.1
Telecommunication Equipment	0.1
Textile-Products	0.1
Building Products-Air & Heating	0.1
Gambling (Non-Hotel)	0.1
Agricultural Operations	0.1
Apparel Manufacturers	0.1
Computer Services	0.1
Computers-Integrated Systems	0.1
Transport-Truck	0.1
Wire & Cable Products	0.1
Food-Dairy Products	0.1
Dialysis Centers	0.1
Mining	0.1
Water Treatment Systems	0.1
Publishing-Newspapers	0.1
Printing-Commercial	0.1
Aerospace/Defense-Equipment	0.1
Food-Wholesale/Distribution	0.1
Retail-Consumer Electronics	0.1
Machinery-Farming	0.1
Travel Services	0.1
Steel Pipe & Tube	0.1
Energy-Alternate Sources	0.1
Diversified Operations/Commercial Services	0.1
Medical Instruments	0.1
Non-Ferrous Metals	0.1
Publishing-Periodicals	0.1
Non-Hazardous Waste Disposal	0.1
Retail-Automobile	0.1
Retail-Hypermarkets	0.1
Rental Auto/Equipment	0.1
Computers-Memory Devices	0.1
Retail-Pubs	0.1
Metal-Aluminum	0.1
Containers-Metal/Glass	0.1
Optical Supplies	0.1
Web Portals/ISP	0.1
Investment Companies	0.1
Auto-Heavy Duty Trucks	0.1
Cruise Lines	0.1
Networking Products	0.1
Electronic Security Devices	0.1
Metal-Iron	0.1

94.6%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EMERGING MARKETS PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 83.8%	Shares/ Principal Amount	Market Value (Note 1)

AUSTRIA — 1.2%
Immoeast AG†	436,027	$4,445,851

BRAZIL — 10.2%
Acucar Guarani SA†*(2)	469,881	2,753,364
All America Latina Logistica	381,000	4,973,950
Banco Do Brasil SA	272,800	4,743,063
Cia Vale do Rio Doce ADR	145,990	5,705,289
CPFL Energia SA	1	25
Kroton Educacional SA†*(2)	286,300	4,926,110
Petroleo Brasileiro SA ADR	50,716	6,157,937
Tele Norte Leste Participacoes SA ADR	79,000	1,809,890
Unibanco — Uniao de Bancos Brasileiros SA GDR	48,700	7,081,467

		38,151,095

CAYMAN ISLANDS — 2.7%
Chaoda Modern Agriculture	1,819,600	2,615,055
Focus Media Holding, Ltd. ADR†	91,000	3,356,990
Perfect World Co., Ltd. ADR†	68,500	1,967,320
The9, Ltd. ADR†	98,746	2,120,077

		10,059,442

CHINA — 9.1%
Aluminum Corp of China, Ltd.	1,050,000	1,778,485
Angang Steel Co., Ltd.†	1,408,000	3,515,867
China Petroleum & Chemical Corp.	6,664,000	7,071,759
China Petroleum & Chemical Corp. ADR	7,100	763,321
China Shenhua Energy Co., Ltd.	696,500	3,199,566
Dongfeng Motor Group Co., Ltd.	5,930,000	3,226,321
Guangzhou R&F Properties Co., Ltd.	1,328,400	3,792,677
Industrial & Commercial Bank of China	9,474,000	7,500,764
Ping An Insurance Group Co. of China Ltd.	342,500	3,250,018

		34,098,778

EGYPT — 0.8%
Orascom Telecom Holding SAE GDR	42,959	3,213,333

HONG KONG — 3.9%
China Mobile, Ltd.	502,000	8,631,683
China Mobile, Ltd. ADR	25,710	2,219,287
CNOOC, Ltd.	2,179,000	3,847,358

		14,698,328

INDIA — 3.5%
Bank Of India	425,847	3,606,798
IVRCL Infrastructures & Projects, Ltd.	285,928	3,041,712
Satyam Computer Services, Ltd.	212,221	2,477,614
Sesa GOA ,Ltd.	38,071	3,960,737

		13,086,861

INDONESIA — 0.8%
United Tractors Tbk PT	2,283,500	2,983,754

LUXEMBOURG — 1.2%
Tenaris SA ADR	84,600	4,484,646

MALAYSIA — 1.3%
Genting Bhd	2,448,600	4,960,760

MEXICO — 4.3%
America Movil SAB de CV, Series L ADR	71,674	4,154,225
Cemex SAB de CV ADR†	107,700	2,977,905
Coca-Cola Femsa SAB de CV, ADR	33,600	1,751,904
Desarrolladora Homex SAB de CV ADR†	20,037	1,193,804
Grupo Televisa SA ADR	149,000	3,677,320
Wal-Mart de Mexico SAB de CV, Series V	610,400	2,455,858

		16,211,016

PHILIPPINES — 0.8%
Globe Telecom, Inc.†	98,090	3,155,959

POLAND — 1.1%
Globe Trade Centre SA†	246,464	4,086,461

RUSSIA — 11.0%
LUKOIL	76,537	6,857,715
LUKOIL ADR	51,976	4,693,433
Mining & Metallurgical Co. Norilsk Nickel ADR	126,140	3,405,780
Mobile Telesystems OJSC ADR†	72,100	5,593,518
OAO Gazprom†	831,674	10,978,097
OAO Gazprom ADR†	148,859	7,919,299
Sberbank†	552,490	1,798,355

		41,246,197

SOUTH AFRICA — 6.1%
Aveng, Ltd.	485,258	3,661,053
Impala Platinum Holdings, Ltd.	109,935	4,477,797
Murray & Roberts Holdings, Ltd.	179,219	2,097,515
Naspers, Ltd.	240,054	5,214,569
Sasol, Ltd.	133,423	7,587,118

		23,038,052

SOUTH KOREA — 11.7%
Dongkuk Steel Mill Co., Ltd.	88,070	4,128,350
GS Engineering & Construction Corp.	24,040	3,536,528
Hyundai Department Store Co., Ltd.	16,420	1,735,920
Hyundai Steel Co.	74,900	5,893,991
LG Electronics, Inc.	13,680	2,135,262
S-Oil Corp.	44,186	2,983,486
Samsung Electronics Co., Ltd.	15,025	10,654,540
Samsung Engineering Co. Ltd.	39,550	3,530,369
Samsung Heavy Industries Co., Ltd.	46,290	1,574,317
Shinhan Financial Group Co., Ltd.	115,840	6,689,409
Shinhan Financial Group Co., Ltd. ADR	5,920	687,549

		43,549,721

TAIWAN — 8.5%
Advanced Semiconductor Engineering, Inc.	3,893,000	4,002,000
Asustek Computer, Inc.	478,000	1,551,076
China Steel Corp.	2,128,000	3,494,540
Chunghwa Telecom Co., Ltd.	1,259,363	3,246,900
Chunghwa Telecom Co., Ltd. ADR	58,600	1,494,886
Greatek Electronics, Inc.	2,224,400	2,922,276
Hon Hai Precision Industry Co., Ltd.	556,681	3,227,004
InnoLux Display Corp.	1,080,000	3,181,739
Taiwan Semiconductor Manufacturing Co., Ltd.	1,860,632	4,076,005

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	75,100	844,124
Wistron Corp.	2,210,185	3,818,236

		31,858,786

THAILAND — 1.2%
PTT PCL (3)	240,000	2,527,909
Thai Oil PCL	945,800	2,028,206

		4,556,115

TURKEY — 1.0%
Turkiye Garanti Bankasi AS	734,897	3,947,961

UNITED ARAB EMIRATES — 2.7%
Air Arabia†	7,635,938	4,199,797
DP World, Ltd.†* (2)	3,245,028	3,407,280
TABREED†	3,457,943	2,391,476

		9,998,553

UNITED STATES — 0.7%
CTC Media, Inc.†	103,600	2,680,132

TOTAL COMMON STOCK (cost $288,077,102)		314,511,801

Exchange Traded Funds — 0.4%

UNITED STATES — 0.4%
iShares MSCI Taiwan Index Fund (cost $1,711,618)	100,600	1,665,936

Preferred Stock — 7.0%

BRAZIL — 6.6%
Brasil Telecom SA BRL	260,400	3,133,197
Cia Vale do Rio Doce ADR	208,679	6,644,339
Petroleo Brasileiro SA ADR	95,650	9,670,215
Usinas Siderurgicas de Minas Gerais SA, Class A BRL	109,650	5,353,865

		24,801,616

SOUTH KOREA — 0.4%
Samsung Electronics Co., Ltd. KRW	2,653	1,365,330

TOTAL PREFERRED STOCK (cost $11,015,457)		26,166,946

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $300,804,177)		342,344,683

Short-Term Investment Securities — 5.3%

COMMERCIAL PAPER — 5.3%
Atlantic Asset Securities Corp. 2.78% due 05/15/08	$5,000,000	4,994,614
Old Line Funding LLC 2.81% due 05/01/08	5,000,000	5,000,000
Tulip Funding Corp. 2.91% due 05/29/08	5,000,000	4,988,722
Victory Receivables Corp. 2.81% due 05/08/08	5,000,000	4,997,278

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $19,980,614)		19,980,614

Repurchase Agreement — 2.3%

Agreement with Goldman Sachs, bearing interest at 1.95%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $8,597,466 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 2.38% due 05/28/10 and having an approximate value of $8,860,000. (cost $8,597,000)	8,597,000	$8,597,000

TOTAL INVESTMENTS — (cost $329,381,791) (1)	98.8%	370,922,297
Other assets less liabilities	1.2	4,506,683

NET ASSETS —	100.0%	$375,428,980

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2008, the aggregate value of these securities was $21,319,736 representing 5.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Illiquid security

(3)	Fair valued security; see Note 1

ADR	— American Depository Receipt

GDR	— Global Depository Receipt

Open Forward Foreign Currency Contracts
Contract to		In Exchange		Delivery	Net Unrealized
Deliver		For		Date	Depreciation

ZAR	138,843,000	USD	17,286,230	07/16/2008	$(725,031)
ZAR — South African Rand
Total Return Swap Contracts#

			Fixed Payments	Total Return
	Notional amount	Termination	Received (Paid)	Received (Paid)	Unrealized
Swap Counterparty	(000’s)	Date	by Portfolio	by Portfolio	Appreciation

Merrill Lynch	3,768	10/20/08	(1 months USD LIBOR	Aldar Properties Index	$423,143
			minus 40 Bps)

Merrill Lynch	728	10/20/08	(1 months USD LIBOR	Aldar Properties Index	81,742
			minus 40 Bps)

UBS	3,596	10/16/08	(3 months USD LIBOR	MSCI Daily Total
			minus 425 Bps)	Return Net Emerging
				Markets India USD Index	341,158

					$846,043

			Fixed payments	Total return
	Notional amount	Termination	received (paid) by	received by or	Unrealized
Swap Counterparty	(000’s)	Date	Portfolio	paid by Portfolio	(Depreciation)

Morgan Stanley	7,130	02/03/09	(3 months USD LIBOR	MSCI Daily Total
			minus 440 Bps)	Return Net Emerging
				Markets India USD Index	$(781,973)

UBS	1,684	02/11/09	(3 months USD LIBOR	MSCI Daily Total
			minus 430 Bps)	Return Net Emerging
				Markets India USD Index	(125,952)

					$(907,925)

Net Unrealized Appreciation (Depreciation)					$(61,882)

#	Fair valued security; See Note 1
LIBOR — London Interbank Offered Rate
See Notes to Portfolio of Investments

Industry Allocation*
Oil Companies-Integrated	12.1%
Banks-Commercial	7.6
Steel-Producers	7.2
Oil Companies-Exploration & Production	6.1
Cellular Telecom	5.5
Diversified Minerals	4.4
Electronic Components-Semiconductors	3.2
Semiconductor Components-Integrated Circuits	3.1
Telecom Services	3.0
Special Purpose Entities	2.7
Building & Construction-Misc.	2.5
Repurchase Agreements	2.3
Real Estate Operations & Development	2.1
Diversified Financial Services	2.0
Multimedia	1.4
Oil Refining & Marketing	1.3
Asset Backed Securities	1.3
Finance-Other Services	1.3
Transport-Rail	1.3
Casino Hotels	1.3
Telephone-Integrated	1.3
Schools	1.3
Electronic Components-Misc.	1.3
Platinum	1.2
Real Estate Management/Services	1.2
Airlines	1.1
Computers	1.0
Broadcast Services/Program	1.0
Engineering/R&D Services	0.9
Warehousing & Harbor Transportation Services	0.9
Metal-Diversified	0.9
Advertising Sales	0.9
Insurance-Multi-line	0.9
Auto-Cars/Light Trucks	0.9
Coal	0.8
Computers-Periphery Equipment	0.8
Building-Heavy Construction	0.8
Machinery-Construction & Mining	0.8
Building Products-Cement	0.8
Sugar	0.7
Television	0.7
Agricultural Operations	0.7
Applications Software	0.7
Retail-Hypermarkets	0.6
Building Products-Air & Heating	0.6
Electric Products-Misc.	0.6
Entertainment Software	0.6
Internet Content-Entertainment	0.5
Metal-Aluminum	0.5
Beverages-Non-alcoholic	0.5
Retail-Major Department Stores	0.5
Index Fund	0.4
Shipbuilding	0.4
Building-Residential/Commercial	0.3

98.8%

*	Calculated as a percentage of net assets

SUNAMERICA SERIES TRUST
FOREIGN VALUE PORTFOLIO
Portfolio of Investments — April 30, 2008
(unaudited)

Common Stock — 97.4%	Shares/ Principal Amount	Market Value (Note 1)

AUSTRALIA — 1.5%
Alumina, Ltd.	572,315	3,094,082
National Australia Bank, Ltd.	188,228	5,365,090

		8,459,172

AUSTRIA — 1.0%
Telekom Austria AG†	228,850	5,663,808

BRAZIL — 0.8%
Empressa Brasileira de Aeronautica SA ADR	109,830	4,577,714

CANADA — 1.3%
Jean Coutu Group, Inc., Class A	299,800	2,813,137
Loblaw Cos., Ltd.	128,900	4,073,962

		6,887,099

CAYMAN ISLANDS — 0.9%
ACE, Ltd.	78,810	4,751,455

DENMARK — 0.4%
Vestas Wind Systems A/S†	20,443	2,241,477

FINLAND — 0.8%
UPM-Kymmene Oyj	233,554	4,529,364

FRANCE — 11.1%
Accor SA	42,086	3,502,621
AXA SA	128,604	4,800,335
Compagnie Generale des Etablissements Michelin, Class B†	67,695	6,212,131
France Telecom SA	449,090	14,136,837
Sanofi-Aventis	140,318	10,987,848
Suez SA	76,938	5,466,138
Thomson	413,010	2,644,069
Total SA	126,700	10,671,265
Valeo SA	62,244	2,529,881

		60,951,125

GERMANY — 10.0%
Bayerische Motoren Werke AG	133,050	7,323,224
Celesio AG	54,236	2,333,123
Deutsche Post AG	246,453	7,708,030
E.ON AG	55,466	11,320,458
Infineon Technologies AG†	631,610	5,927,231
Muenchener Rueckversicherungs-Gesellschaft AG	30,680	5,952,714
SAP AG†	97,040	4,907,836
Siemens AG	80,540	9,503,627

		54,976,243

HONG KONG — 2.1%
Cheung Kong Holdings, Ltd.	257,000	4,003,490
Hutchison Whampoa, Ltd.	401,000	3,923,478
Swire Pacific, Ltd., Class A†	298,500	3,489,391

		11,416,359

INDIA — 0.0%
Tata Motors Ltd.	15,400	254,716

ISRAEL — 1.2%
Check Point Software Technologies Ltd.†	279,160	6,593,759

ITALY — 3.8%
Eni SpA	159,856	6,175,285
Intesa Sanpaolo SpA	555,386	4,164,766
Mediaset SpA	420,719	3,852,907
UniCredito Italiano SpA	851,844	6,490,949

		20,683,907

JAPAN — 7.1%
AIFUL Corp.†	184,600	3,621,522
FUJIFILM Holdings Corp.	138,600	5,318,209
Mabuchi Motor Co., Ltd.†	77,700	3,848,199
Mitsubishi UFJ Financial Group, Inc.	203,000	2,233,322
Nintendo Co., Ltd.	16,900	9,280,089
Olympus Corp.	111,000	3,650,719
Promise Co., Ltd.	102,950	3,257,253
Sony Corp.	114,300	5,254,162
Takeda Pharmaceutical Co., Ltd.	53,600	2,829,870

		39,293,345

NETHERLANDS — 6.0%
ING Groep NV	239,288	9,157,830
Koninklijke Philips Electronics NV	149,189	5,625,774
Reed Elsevier NV	151,663	2,882,030
SBM Offshore NV	101,800	3,903,952
Unilever NV	182,807	6,165,594
Vedior NV CVA†	191,480	5,321,962

		33,057,142

NORWAY — 1.8%
Telenor ASA†	501,580	10,151,745

PORTUGAL — 0.9%
Portugal Telecom SGPS SA†	409,647	4,877,283

RUSSIA — 1.0%
OAO Gazprom ADR†	34,100	1,814,120
OAO Gazprom ADR (London)†	68,200	3,628,240

		5,442,360

SINGAPORE — 1.7%
DBS Group Holdings, Ltd.†	349,300	5,115,666
Singapore Telecommunications, Ltd.†	1,582,000	4,503,167

		9,618,833

SOUTH KOREA — 4.7%
Hyundai Motor Co.†	70,360	5,936,724
Kookmin Bank ADR	73,720	5,141,970
KT Corp. ADR	85,380	1,973,985
Samsung Electronics Co., Ltd. GDR*	27,113	9,652,228
SK Telecom Co., Ltd. ADR	134,130	3,027,314

		25,732,221

SPAIN — 4.7%
Banco Santander Central Hispano SA†	251,618	5,441,515
Repsol YPF SA ADR	80,710	3,274,405
Telefonica SA	586,863	17,016,763

		25,732,683

SWEDEN — 2.0%
Atlas Copco AB, Class A†	332,260	5,355,541
Securitas AB, Class B	239,090	3,085,019
Securitas Systems AB, Class B	239,090	607,020
Telefonaktiebolaget LM Ericsson, Class B	803,470	2,050,648

		11,098,228

SWITZERLAND — 5.9%
Lonza Group AG	72,266	9,875,853
Nestle SA	11,510	5,520,890
Novartis AG	171,960	8,746,120
Swiss Reinsurance	67,985	5,668,971
UBS AG†	74,254	2,508,218

		32,320,052

TAIWAN — 2.2%
Chunghwa Telecom Co., Ltd. ADR	297,844	7,598,000
Compal Electronics, Inc. GDR†*	796,329	4,379,810

		11,977,810

THAILAND — 0.3%
Advanced Info Service Public Co., Ltd.†	633,200	1,847,083

UNITED KINGDOM — 24.2%
Aviva PLC	381,970	4,780,872
BAE Systems PLC	738,961	6,857,849
BP PLC	948,992	11,528,846
British Energy Group PLC	418,050	6,317,190
British Sky Broadcasting Group PLC	444,783	4,819,775
Cadbury Schweppes PLC†	424,579	4,921,632
Compass Group PLC	1,323,258	8,971,829
G4S PLC	1,315,070	5,968,178
GKN PLC	273,326	1,548,845
GlaxoSmithKline PLC	435,897	9,715,644
HSBC Holdings PLC	378,145	6,550,570
Kingfisher PLC	803,580	2,121,824
Pearson PLC	226,151	2,954,241
Premier Foods PLC	1,062,120	2,724,240
Rentokil Initial PLC†	1,361,824	2,599,407
Rexam PLC	609,860	5,429,350
Rolls-Royce Group PLC (London)†	55,616,601	110,583
Rolls-Royce Group PLC (Frankfurt)†	620,721	5,418,051
Royal Bank of Scotland Group PLC	866,483	5,943,760
Royal Dutch Shell PLC ADR	124,868	9,951,980
Smiths Group PLC	169,246	3,259,118
Vodafone Group PLC	4,207,268	13,409,599
William Morrison Supermarkets PLC	620,660	3,535,578
Wolseley PLC	208,360	2,102,483
Yell Group PLC	496,212	1,637,787

		133,179,231

TOTAL COMMON STOCK (cost $417,605,625)		536,314,214

Rights† — 0.0%

SWITZERLAND — 0.0%
UBS AG Expires 05/08/09 (cost $0)	74,254	125,411

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $417,605,625) (1)		536,439,625

Repurchase Agreement — 2.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.50%, dated 04/30/08, to be repurchased 05/01/08 in the amount of $12,093,168 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 6.00% due 06/06/17 and having approximate value of $12,335,525 (cost $12,093,000)	12,093,000	12,093,000

TOTAL INVESTMENTS — (cost $429,698,625)(1)	99.6%	548,532,625
Other assets less liabilities	0.4	2,413,257

NET ASSETS —	100.0%	$550,945,882

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2008, the aggregate value of these securities was $14,032,038 representing 2.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investment on a tax basis.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt

Industry Allocation*
Oil Companies-Integrated	12.9%
Banks-Commercial	7.6
Steel-Producers	7.2
Oil Companies-Exploration & Production	6.2
Cellular Telecom	5.5
Diversified Minerals	3.3
Electronic Components-Semiconductors	3.2
Semiconductor Components-Integrated Circuits	3.1
Telecom Services	3.0
Special Purpose Entities	2.7
Building & Construction-Misc.	2.5
Repurchase Agreements	2.2
Real Estate Operations & Development	2.1
Diversified Financial Services	2.0
Multimedia	1.4
Oil Refining & Marketing	1.3
Asset Backed Securities	1.3
Finance-Other Services	1.3
Transport-Rail	1.3
Casino Hotels	1.3
Telephone-Integrated	1.3
Schools	1.3
Electronic Components-Misc.	1.3
Platinum	1.2
Real Estate Management/Services	1.2
Airlines	1.1
Unknown	1.1
Computers	1.0
Broadcast Services/Program	1.0
Engineering/R&D Services	0.9
Warehousing & Harbor Transportation Services	0.9
Metal-Diversified	0.9
Advertising Sales	0.9
Insurance-Multi-line	0.9
Auto-Cars/Light Trucks	0.9
Coal	0.8
Computers-Periphery Equipment	0.8
Building-Heavy Construction	0.8
Machinery-Construction & Mining	0.8
Building Products-Cement	0.8
Sugar	0.7
Television	0.7
Agricultural Operations	0.7
Applications Software	0.7
Retail-Hypermarkets	0.6
Building Products-Air & Heating	0.6
Electric Products-Misc.	0.6
Entertainment Software	0.6
Internet Content-Entertainment	0.5
Metal-Aluminum	0.5
Beverages-Non-alcoholic	0.5
Retail-Major Department Stores	0.5
Index Fund	0.4
Shipbuilding	0.4
Building-Residential/Commercial	0.3

99.6%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2008 — (unaudited)
Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP’’). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.
Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Senior Secured Floating Rate Loans (“Loans’’) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.
Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked to market daily based upon quotations from market makers. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “ Fair Value Measurements “ (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Portfolios’ net assets as of April 30, 2008:

	Cash Management Portfolio		Corporate Portfolio
	Investments in	Other Financial	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted Prices	$—	$—	$6,595,920	$7,266
Level 2 - Other Significant Observable Inputs	591,885,838	—	882,630,141	—
Level 3 - Significant Unobservable Inputs	13,932,078	—	638	—

Total	$605,817,916	$—	$889,226,699	$7,266

	Global Bond Portfolio		High-Yield Bond Portfolio
	Investments in	Other Financial	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted Prices	$19,390,078	$(2,037,348)	$11,122,900	$—
Level 2 - Other Significant Observable Inputs	270,250,094	2,023,413	285,938,017	—
Level 3 - Significant Unobservable Inputs	—	—	5,224,639	—

Total	$289,640,172	$(13,935)	$302,285,556	$—

	Worldwide High Income Portfolio		Balanced Portfolio
	Investments in	Other Financial	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted Prices	$1,534	$45	$111,051,999	$(170,454)
Level 2 - Other Significant Observable Inputs	78,813,195	—	96,756,946	—
Level 3 - Significant Unobservable Inputs	266,655	—	0	—

Total	$79,081,384	$45	$207,808,945	$(170,454)

	MFS Total Return Portfolio		Telecom Utility Portfolio
	Investments in	Other Financial	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted Prices	$768,688,507	$—	$60,629,345	$84,970
Level 2 - Other Significant Observable Inputs	327,415,295	—	2,346,765	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$1,096,103,802	$—	$62,976,110	$84,970

	Equity Index Portfolio		Growth-Income Portfolio
	Investments in	Other Financial	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted Prices	$29,392,910	$21,522	$447,873,349	$—
Level 2 - Other Significant Observable Inputs	438,652	—	2,029,000	—
Level 3 - Significant Unobservable Inputs	0	—	—	—

Total	$29,831,562	$21,522	$449,902,349	$—

	Equity Opportunities Portfolio		Davis Venture Value Portfolio
	Investments in	Other Financial	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted Prices	$175,367,542	$—	$2,133,241,609	$—
Level 2 - Other Significant Observable Inputs	1,700,000	—	68,873,886	—
Level 3 - Significant Unobservable Inputs	0	—	—	—

Total	$177,067,542	$—	$2,202,115,495	$—

	"Dogs" of Wall Street Portfolio		Alliance Growth Portfolio
	Investments in	Other Financial	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted Prices	$73,265,855	$—	$752,348,151	$—
Level 2 - Other Significant Observable Inputs	1,596,000	—	6,631,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$74,861,855	$—	$758,979,151	$—

	Capital Growth Portfolio		MFS Massachusetts Investor Trust Portfolio
	Investments in	Other Financial	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted Prices	$77,554,160	$—	$198,951,920	$—
Level 2 - Other Significant Observable Inputs	3,300,000	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$80,854,160	$—	$198,951,920	$—

	Fundamental Growth Portfolio		Blue Chip Growth Portfolio
	Investments in	Other Financial	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted Prices	$205,308,945	$—	$43,983,899	$—
Level 2 - Other Significant Observable Inputs	18,406,000	—	1,945,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$223,714,945	$—	$45,928,899	$—

	Real Estate Portfolio		Small Company Value Portfolio
	Investments in	Other Financial	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted Prices	$239,102,085	$—	$98,327,504	$—
Level 2 - Other Significant Observable Inputs	38,719,325	—	5,816,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$277,821,410	$—	$104,143,504	$—

	Mid-Cap Growth Portfolio		Aggressive Growth Portfolio
	Investments in	Other Financial	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted Prices	$217,455,498	$—	$114,015,216	$—
Level 2 - Other Significant Observable Inputs	7,127,000	—	3,037,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$224,582,498	$—	$117,052,216	$—

	Growth Opportunities Portfolio		Marsico Focused Growth Portfolio
	Investments in	Other Financial	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted Prices	$67,673,707	$—	$124,469,489	$—
Level 2 - Other Significant Observable Inputs	1,180,000	—	10,609,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$68,853,707	$—	$135,078,489	$—

	Technology Portfolio		Small & Mid Cap Value Portfolio
	Investments in	Other Financial	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted Prices	$46,581,395	$—	$396,589,415	$—
Level 2 - Other Significant Observable Inputs	454,000	—	12,839,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$47,035,395	$—	$409,428,415	$—

	International Growth and Income Portfolio		Global Equities Portfolio
	Investments in	Other Financial	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted Prices	$7,271,084	$(55,900)	$208,642,230	$—
Level 2 - Other Significant Observable Inputs	546,266,507	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$553,537,591	$(55,900)	$208,642,230	$—

	International Diversified Equities Portfolio		Emerging Markets Portfolio
	Investments in	Other Financial	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted Prices	$461,834,677	$3,800,719	$339,816,774	$(725,031)
Level 2 - Other Significant Observable Inputs	84,555,077	—	31,105,523	(61,882)
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$546,389,754	$3,800,719	$370,922,297	$(786,913)

	Foreign Value Portfolio
	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 - Quoted Prices	$536,439,625	$—
Level 2 - Other Significant Observable Inputs	12,093,000	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$548,532,625	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
     The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Cash Management Portfolio		Corporate Portfolio
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Instruments*	Securities	Instruments*

Balance as of 01/31/08	$18,770,562	$—	$638	$—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	—	—	(100,000)	—
Change in unrealized appreciation(depreciation)	(2,143,586)	—	100,000	—
Net purchases(sales)	(2,694,898)	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 04/30/08	$13,932,078	$—	$638	$—

	High-Yield Bond Portfolio		Worldwide High Income Portfolio
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Instruments*	Securities	Instruments*

Balance as of 01/31/08	$6,084,556	$—	$268,642	$—
Accrued discounts/premiums	—	—	6,544	—
Realized gain(loss)	(60,000)	—	—	—
Change in unrealized appreciation(depreciation)	149,845	—	(8,531)	—
Net purchases(sales)	11,238	—	—	—
Transfers in and/or out of Level 3	(955,000)	—	—	—

Balance as of 04/30/08	$5,224,639	$—	$266,655	$—

	Balanced Portfolio		Equity Index Portfolio
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Instruments*	Securities	Instruments*

Balance as of 01/31/08	$0	$—	$0	$—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	—	—	—	—
Change in unrealized appreciation(depreciation)	—	—	—	—
Net purchases(sales)	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 04/30/08	$0	$—	$0	$—

	Equity Opportunities Portfolio
	Investments in	Other Financial
	Securities	Instruments*

Balance as of 01/31/08	$0	$—
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)	—	—
Net purchases(sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 04/30/08	$0	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Note 2. Repurchase Agreements:
As of April 30, 2008, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount
High Yield Bond	5.80%	$5,006,000
“Dogs” of Wall Street	1.85	1,596,000
Blue Chip Growth	2.25	1,945,000
Aggressive Growth	3.52	3,037,000
As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:
State Street Bank & Trust Co., dated April 30, 2008, bearing interest at a rate of 1.43% per annum, with a principal amount of $86,285,000, a repurchase price of $86,288,427 and a maturity date of May 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bond	8.13%	08/15/2021	$82,202,029	$83,846,070
U.S. Treasury Bond	8.00	11/15/2021	4,082,971	4,166,200
In addition, as of April 30, 2008, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with UBS Securities LLC.:

	Percentage	Principal
Portfolio	Interest	Amount
High Yield Bond	2.68%	$12,066,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
UBS Securities LLC., dated April 30, 2008, bearing interest at a rate of 1.90% per annum, with a principal amount of $450,000,000, a repurchase price of $450,023,750 and a maturity date of May 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	0.63%	04/15/2013	$281,067,000	$286,688,359
U.S. Treasury Inflation Index Bonds	2.50	07/15/2016	168,933,000	172,312,500

Note 3. Transactions with Affiliates: As disclosed in the Portfolio of Investments, certain Portfolios own common stock issued by American International Group, Inc. (“AIG”) or other affiliates of AIG SunAmerica Asset Management Corp. (“Adviser”). During the three months ended April 30, 2008, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and other affiliates of the Adviser as follows:

			Market Value				Change in
			at January 31,	Cost of	Proceeds of	Realized	Unrealized	Market Value
Portfolio	Security	Income	2008	Purchases	Sales	Gain/(Loss)	Gain(Loss)	at April 30, 2008
Equity Index	AIG	$6,148	$339,124	$—	$—	$—	$(55,086)	$284,038
Note 4. Federal Income Taxes: The amount of aggregate unrealized gain (loss) and the cost of investment securities for Federal Income tax purposes, including short-term securities and repurchase agreement, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
Portfolio	Gain	Loss	Net	Investments

Cash Management	$18,747	$(1,066,103)	$(1,047,356)	$552,038,076
Corporate Bond	13,536,384	(23,029,224)	(9,492,840)	898,719,539
Global Bond	20,277,186	(3,780,184)	16,497,002	273,143,169
High-Yield Bond	12,976,794	(28,162,706)	(15,185,912)	317,471,468
Worldwide High Income	3,703,210	(5,905,429)	(2,202,219)	81,277,055
Balanced	10,206,027	(10,208,841)	(2,814)	208,117,517
MFS Total Return	78,848,903	(52,879,234)	25,969,669	1,070,134,133
Telecom Utility	4,423,115	(4,264,754)	158,361	62,818,789
Equity Index	8,649,014	(7,036,069)	1,612,945	28,218,620
Growth-Income	92,583,094	(25,627,404)	66,955,690	382,946,659
Equity Opportunities	13,201,845	(9,259,593)	3,942,252	173,125,290
Davis Venture Value	750,796,478	(115,371,685)	635,424,793	1,566,690,702
“Dogs” of Wall Street	8,550,879	(9,816,284)	(1,265,405)	88,758,145
Alliance Growth	80,617,004	(35,145,341)	45,471,663	713,507,488
Capital Growth	7,190,913	(3,073,499)	4,117,414	76,736,746
MFS Massachusetts Investors Trust	37,743,137	(11,794,859)	25,948,278	173,003,641
Fundamental Growth	19,619,372	(7,315,153)	12,304,219	211,508,515
Blue Chip Growth	6,007,330	(2,161,802)	3,845,528	42,818,549
Real Estate	58,292,017	(8,815,978)	49,476,039	255,289,443
Small Company Value	9,381,761	(15,176,510)	(5,794,749)	109,938,253
Mid-Cap Growth	25,312,072	(11,940,298)	13,371,774	211,210,724
Aggressive Growth	5,668,536	(2,016,865)	3,651,671	113,400,545
Growth Opportunities	6,766,454	(1,661,282)	5,105,172	63,748,535
Marsico Focused Growth	28,388,635	(521,993)	27,866,642	107,211,847
Technology	2,444,647	(1,260,213)	1,184,434	45,850,961
Small & Mid Cap Value	50,878,363	(48,822,221)	2,056,142	407,372,273
International Growth and Income	45,860,433	(27,500,083)	18,360,350	535,177,240
Global Equities	25,092,907	(5,118,380)	19,974,527	188,667,703
International Diversified Equities	133,219,620	(23,352,394)	109,867,226	436,522,528
Emerging Markets	55,429,340	(14,158,294)	41,271,046	329,651,251
Foreign Value	141,651,728	(24,270,627)	117,381,101	431,151,524
Note 5. Unfunded Loan Commitments: At April 30, 2008 the High Yield Bond Portfolio had the following unfunded loan commitment which could be extended at the option of the borrower:

Name	Type	Maturity Date	Amount
Triax Pharmaceuticals LLC	Delayed Draw Term Loan	08/30/2011	$146,400
ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.
a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3 (c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust
By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 27, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: June 27, 2008